Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	July 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS — 96.6%
Banks — 4.1%
1,188,200	Bank of America Corp.	$36,453,976
527,915	Citigroup, Inc.	37,566,431
		74,020,407
Communication Services — 9.2%
445,590	Activision Blizzard, Inc.	21,718,057
50,575	Alphabet, Inc. - Class C(a)	61,533,591
216,265	Facebook, Inc. - Class A(a)	42,005,151
322,950	Tencent Holdings Ltd.	15,047,201
180,855	Walt Disney Co. (The)	25,864,074
		166,168,074
Consumer Discretionary — 11.2%
39,573	Advance Auto Parts, Inc.	5,961,277
136,175	Alibaba Group Holding Ltd. - ADR(a)	23,573,254
35,685	Amazon.com, Inc.(a)	66,616,044
12,561	Booking Holdings, Inc.(a)	23,697,708
137,561	Dollarama, Inc.	5,096,782
149,245	Home Depot, Inc. (The)	31,892,164
321,440	NIKE, Inc. - Class B	27,653,483
2,183,481	Samsonite International SA	4,275,452
93,870	Six Flags Entertainment Corp.	4,959,152
166,755	Wyndham Hotels & Resorts, Inc.	9,429,995
		203,155,311
Consumer Staples — 4.3%
480,460	Church & Dwight Co., Inc.	36,245,902
54,666	Ingredion, Inc.	4,225,135
299,535	PepsiCo, Inc.	38,283,568
		78,754,605
Diversified Financials — 6.7%
39,571	BlackRock, Inc.	18,506,565
109,945	CME Group, Inc.	21,375,507
451,770	Discover Financial Services	40,541,840
743,035	Morgan Stanley	33,109,640
90,157	Nasdaq, Inc.	8,688,430
		122,221,982
Energy — 3.2%
140,336	Apergy Corp.(a)	4,565,130
651,280	ConocoPhillips	38,477,622
115,140	Pioneer Natural Resources Co.	15,893,926
		58,936,678
Health Care — 15.2%
612,240	Baxter International, Inc.	51,409,793
30,195	Cooper Cos., Inc. (The)	10,187,793
264,730	Danaher Corp.	37,194,565
32,946	Laboratory Corp of America Holdings(a)	5,519,114
889,135	Pfizer, Inc.	34,534,003
54,206	STERIS Plc	8,069,105
Shares		Value
Health Care (continued)
26,135	Teleflex, Inc.	$8,879,105
128,670	Thermo Fisher Scientific, Inc.	35,729,086
104,775	UnitedHealth Group, Inc.	26,090,023
19,612	Waters Corp.(a)	4,129,503
50,165	West Pharmaceutical Services, Inc.	6,886,150
418,850	Zoetis, Inc.	48,121,677
		276,749,917
Industrials — 13.6%
95,525	Allegion Plc	9,890,659
124,370	AO Smith Corp.	5,652,617
157,675	Cintas Corp.	41,064,877
86,147	Dover Corp.	8,343,337
44,610	Equifax, Inc.	6,204,805
384,129	Fortive Corp.	29,213,010
176,566	IAA, Inc.(a)	8,254,461
36,005	IDEX Corp.	6,056,761
176,566	KAR Auction Services, Inc.	4,721,375
36,399	L3Harris Technologies, Inc.	7,556,432
94,000	Raytheon Co.	17,135,260
788,589	Rentokil Initial Plc	4,166,441
297,695	Safran SA	42,737,480
166,635	Union Pacific Corp.	29,985,968
56,020	Verisk Analytics, Inc.	8,499,354
145,355	Waste Management, Inc.	17,006,535
		246,489,372
Information Technology — 19.7%
38,500	ANSYS, Inc.(a)	7,820,120
168,840	Apple, Inc.	35,969,674
52,725	CDW Corp.	6,229,986
121,228	CoreLogic, Inc.(a)	5,524,360
265,080	Fidelity National Information Services, Inc.	35,321,910
735,205	Microsoft Corp.	100,186,385
184,960	salesforce.com, Inc.(a)	28,576,320
98,043	ServiceNow, Inc.(a)	27,196,148
72,735	Synopsys, Inc.(a)	9,656,299
337,660	Texas Instruments, Inc.	42,210,877
330,000	Visa, Inc. - Class A	58,740,000
		357,432,079
Insurance — 2.2%
263,475	CHUBB Ltd.	40,269,519
Materials — 2.1%
62,168	AptarGroup, Inc.	7,523,571
242,845	Axalta Coating Systems Ltd.(a)	7,195,497
347,050	Rio Tinto Ltd.	23,227,125
		37,946,193
Real Estate — 1.9%
165,210	American Tower Corp. REIT	34,961,740
Utilities — 3.2%
344,105	Ameren Corp.	26,045,307

1

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (CONTINUED)	July 31, 2019 (Unaudited)

Shares		Value
Utilities (continued)
280,700	American Water Works Co., Inc.	$32,218,746
		58,264,053
Total Common Stocks (Cost $1,232,670,620)		1,755,369,930
INVESTMENT COMPANY — 2.9%
51,839,999	SEI Daily Income Trust Government II Fund, Class A, 2.06%(b)	51,839,999
Total Investment Company (Cost $51,839,999)		51,839,999
TOTAL INVESTMENTS — 99.5% (Cost $1,284,510,619)		$1,807,209,929
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		9,149,081
NET ASSETS — 100.0%		$1,816,359,010

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of July 31, 2019.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	19.7%
Health Care	15.2
Industrials	13.6
Consumer Discretionary	11.2
Communication Services	9.2
Diversified Financials	6.7
Consumer Staples	4.3
Banks	4.1
Energy	3.2
Utilities	3.2
Insurance	2.2
Materials	2.1
Real Estate	1.9
Other*	3.4
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	July 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS — 96.5%
ARGENTINA — 0.0%
47,369	Transportadora de Gas del Sur SA - ADR - Class B	$739,430
37,759	YPF SA - ADR	621,136
		1,360,566
AUSTRALIA — 1.4%
455,908	Atlassian Corp. Plc - Class A(a)	63,881,829
43,218	Caltex Australia Ltd.	794,911
787,360	CSL Ltd.	122,861,450
9,871,234	Evolution Mining Ltd.	33,502,738
218,339	Oil Search Ltd.	1,057,277
259,466	Origin Energy Ltd.	1,404,011
327,767	Santos Ltd.	1,614,963
45,191	Washington H. Soul Pattinson & Co. Ltd.	699,614
174,102	Woodside Petroleum Ltd.	4,105,494
66,927	WorleyParsons Ltd.	733,357
		230,655,644
AUSTRIA — 0.0%
29,318	OMV AG	1,466,989
BELGIUM — 0.5%
375,762	Galapagos NV - ADR(a)	65,157,131
909,962	Proximus SADP	25,944,739
5,981	Sofina SA	1,157,606
		92,259,476
BRAZIL — 1.0%
2,651,430	Ambev SA - ADR	13,973,036
906,054	B3 SA - Brasil Bolsa Balcao	10,042,602
2,591,423	Banco Bradesco SA - ADR	23,426,464
326,536	Cia Brasileira de Distribuicao - ADR	7,954,417
2,190,274	Itau Unibanco Holding SA - ADR	20,041,007
1,415,160	Linx SA	11,999,575
713,400	Localiza Rent a Car SA	8,187,645
1,218,600	Pagseguro Digital Ltd. - Class A(a)	52,984,728
523,463	Petroleo Brasileiro SA	3,948,930
225,700	Raia Drogasil SA	4,879,073
133,306	Ultrapar Participacoes SA	693,365
2,283,860	WEG SA	14,290,769
		172,421,611
CANADA — 1.8%
82,149	Bank of Montreal	6,149,660
116,810	Bank of Nova Scotia (The)	6,236,121
66,079	Cameco Corp.	606,817
510,053	Canadian Apartment Properties REIT	18,824,581
79,718	Canadian Imperial Bank of Commerce	6,271,496
224,395	Canadian Natural Resources Ltd.	5,683,835

Shares		Value
CANADA (continued)
189,389	Cenovus Energy, Inc.	$1,760,724
323,671	Choice Properties Real Estate Investment Trust, REIT	3,367,178
191,520	Enbridge, Inc.	6,396,576
170,794	Enbridge, Inc.	5,702,812
275,646	Encana Corp.	1,259,392
76,431	Husky Energy, Inc.	593,009
48,973	Imperial Oil Ltd.	1,341,025
72,239	Inter Pipeline Ltd.	1,215,660
33,041	Keyera Corp.	840,670
128,578	National Bank of Canada	6,223,339
598,770	Open Text Corp.	25,537,781
90,552	Pembina Pipeline Corp.	3,285,752
51,799	PrairieSky Royalty Ltd.	693,898
1,532,055	Restaurant Brands International, Inc.	112,912,454
213,522	Shopify, Inc. - Class A(a)	67,874,373
296,077	Suncor Energy, Inc.	8,495,557
164,968	TC Energy Corp.	8,077,157
172,586	TELUS Corp.	6,203,576
56,641	Tourmaline Oil Corp.	746,745
33,329	Vermilion Energy, Inc.	597,235
		306,897,423
CHILE — 0.0%
206,295	Banco Santander Chile - ADR	5,980,492
62,530	Empresas COPEC SA	573,772
		6,554,264
CHINA — 4.7%
215,151	51job, Inc. - ADR(a)	16,684,960
1,063,326	AAC Technologies Holdings, Inc.	5,713,827
1,718,067	Alibaba Group Holding Ltd. - ADR(a)	297,414,578
126,782	Autohome, Inc. - ADR(a)	10,776,470
63,136	Baidu, Inc. - ADR(a)	7,052,291
4,757,951	China Petroleum & Chemical Corp. - H Shares	3,054,656
6,493,529	China Shenhua Energy Co. Ltd. - H Shares	12,828,321
3,365,482	CNOOC Ltd.	5,548,890
116,432	CNOOC Ltd. - ADR	19,249,703
4,974,114	CSPC Pharmaceutical Group Ltd.	8,631,957
194,514	Ctrip.com International Ltd. - ADR(a)	7,582,156
2,728,058	ENN Energy Holdings Ltd.	28,061,909
3,665,167	Hangzhou Hikvision Digital Technology Co. Ltd.	16,179,664
177,422	JD.com, Inc. - ADR(a)	5,306,692
561,189	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	9,375,751
2,479,929	Midea Group Co. Ltd.	19,465,537
3,792,201	PetroChina Co. Ltd. - H Shares	2,011,399
1,715,000	Ping An Insurance Group Co. of China Ltd. - H Shares	20,212,671

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	July 31, 2019 (Unaudited)

Shares		Value
CHINA (continued)
1,034,458	Shenzhou International Group Holdings Ltd.	$14,267,984
1,175,243	Sunny Optical Technology Group Co. Ltd.	13,589,788
5,853,080	Tencent Holdings Ltd.	272,712,400
108,084	Weibo Corp. - ADR(a)	4,233,650
764,000	Yanzhou Coal Mining Co. Ltd. - H Shares	672,442
		800,627,696
COLUMBIA — 0.1%
318,823	Bancolombia SA - ADR	15,902,891
1,105,246	Ecopetrol SA	993,766
		16,896,657
CZECH REPUBLIC — 0.1%
323,870	Komercni Banka AS	12,493,116
DENMARK — 0.4%
921,946	Danske Bank A/S	13,684,045
236,927	Drilling Co. of 1972 A/S (The)(a)	16,073,440
510,152	H. Lundbeck A/S	19,666,200
110,652	SimCorp A/S	9,973,341
457,532	Tryg A/S	13,964,415
		73,361,441
EGYPT — 0.1%
2,308,522	Commercial International Bank Egypt SAE - GDR	9,901,565
FINLAND — 0.2%
76,608	Neste Oyj	2,535,449
841,775	Sampo Oyj - A Shares	34,953,574
		37,489,023
FRANCE — 1.0%
45,345	Air Liquide SA	6,259,276
40,265	Gecina SA REIT	6,158,767
86,620	Legrand SA	6,101,658
494,072	L’Oreal SA	132,196,350
431,895	TOTAL SA	22,385,254
		173,101,305
GEORGIA — 0.0%
179,060	Bank of Georgia Group Plc	3,040,271
GERMANY — 1.0%
1,457,503	Deutsche Telekom AG	23,875,527
24,780	MTU Aero Engines AG	6,175,117
253,505	Muenchener Rueckversicherungs-Gesellschaft AG	60,412,331
49,317	SAP SE	6,028,331
55,354	Siemens AG	6,024,376
1,314,000	Zalando SE(a)	60,111,175
		162,626,857
Shares		Value
GREECE — 0.0%
23,893	Motor Oil (Hellas) Corinth Refineries SA	$592,358
HONG KONG — 1.5%
11,022,826	AIA Group Ltd.	112,827,093
815,809	ASM Pacific Technology Ltd.	9,541,014
15,539,000	CITIC Ltd.	20,574,695
569,500	CLP Holdings Ltd.	6,191,970
2,815,000	Hong Kong & China Gas Co. Ltd.	6,215,805
542,632	Hong Kong Exchanges and Clearing Ltd.	18,235,885
323,421	Jardine Strategic Holdings Ltd.	11,087,288
844,431	Kunlun Energy Co. Ltd.	736,452
939,067	MTR Corp. Ltd.	6,162,611
37,254,578	Sino Biopharmaceutical Ltd.	45,441,871
384,500	Sun Hung Kai Properties Ltd.	6,196,354
1,490,500	Techtronic Industries Co. Ltd.	11,084,332
		254,295,370
HUNGARY — 0.0%
79,524	MOL Hungarian Oil & Gas Plc	807,065
INDIA — 2.7%
1,542,000	Asian Paints Ltd.	33,968,090
283,234	Coal India Ltd.	839,771
75,233	Eicher Motors Ltd.	17,785,500
1,606,000	HDFC Bank Ltd.	52,387,027
6,719,756	Housing Development Finance Corp. Ltd.	206,593,535
334,889	Indian Oil Corp. Ltd.	675,502
792,931	Kotak Mahindra Bank Ltd.	17,456,495
662,682	Maruti Suzuki India Ltd.	52,498,547
544,596	Oil & Natural Gas Corp. Ltd.	1,095,759
500,542	Reliance Industries Ltd.	8,437,978
460,937	Tata Consultancy Services, Ltd.	14,753,692
3,209,000	Titan Co. Ltd.	49,108,342
		455,600,238
INDONESIA — 0.5%
7,325,868	Adaro Energy Tbk PT	658,804
20,416,749	Astra International Tbk PT	10,119,150
6,542,422	Bank Central Asia Tbk PT	14,363,092
65,634,068	Bank Rakyat Indonesia Persero Tbk PT	20,797,990
3,392,270	Bukit Asam Tbk PT	659,272
121,608,123	Telekomunikasi Indonesia Persero Tbk PT	37,112,567
423,765	United Tractors Tbk PT	750,599
		84,461,474
IRELAND — 0.9%
179,290	Accenture Plc - Class A	34,527,668
637,000	Aptiv PLC	55,833,050
631,795	Medtronic Plc	64,405,182
		154,765,900

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	July 31, 2019 (Unaudited)

Shares		Value
ISRAEL — 0.0%
75,000	Bank Hapoalim BM(a)	$567,192
ITALY — 0.1%
462,396	ENI SpA	7,223,245
379,013	Snam SpA	1,860,871
999,836	Terna Rete Elettrica Nazionale SpA	6,088,891
		15,173,007
JAPAN — 4.6%
748,363	Adastria Co. Ltd.	14,645,040
310,199	Bridgestone Corp.	11,645,032
67,000	Fast Retailing Co. Ltd.	40,188,249
902,765	Fujifilm Holdings Corp.	42,789,648
37,203	Idemitsu Kosan Co. Ltd.	1,025,218
165,080	Inpex Corp.	1,447,811
1,979,458	Japan Airlines Co. Ltd.	61,987,349
634,557	JXTG Holdings, Inc.	2,986,118
256,567	Keyence Corp.	147,230,754
272,146	Morinaga & Co. Ltd.	12,760,050
564,812	Nagoya Railroad Co. Ltd.	15,549,066
379,816	NH Foods Ltd.	14,086,567
854,018	Nippon Telegraph & Telephone Corp.	38,542,762
1,104,481	Nomura Research Institute Ltd.	19,555,667
3,335,875	NTT Data Corp.	43,801,049
911,232	Osaka Gas Co. Ltd.	16,739,880
526,000	PeptiDream, Inc.(a)	29,259,946
329,224	Sankyo Co. Ltd.	11,334,167
263,087	Sawai Pharmaceutical Co. Ltd.	14,515,125
842,528	Secom Co. Ltd.	66,029,791
2,142,166	Seven & I Holdings Co. Ltd.	73,107,742
639,837	Suntory Beverage & Food Ltd.	25,387,721
2,470,905	Terumo Corp.	71,916,575
		776,531,327
KENYA — 0.1%
1,565,379	East African Breweries Ltd.	3,058,821
49,502,720	Safaricom Plc	13,002,158
		16,060,979
LUXEMBOURG — 0.1%
67,368	Tenaris SA	844,054
600,158	Tenaris SA - ADR	14,991,947
		15,836,001
MACAU — 0.1%
5,231,800	Sands China Ltd.	25,111,950
MEXICO — 0.3%
141,286	Fomento Economico Mexicano SAB de CV - ADR	12,814,640
75,928	Grupo Aeroportuario del Sureste SAB de CV - ADR	11,550,927
3,200,072	Grupo Financiero Banorte SAB de CV - Series O	16,008,918
Shares		Value
MEXICO (continued)
5,657,745	Wal-Mart de Mexico SAB de CV	$16,695,348
		57,069,833
MOROCCO AND ANTILLES — 0.0%
24,659	Attijariwafa Bank	1,238,915
NETHERLANDS — 1.8%
104,312	Aalberts NV	4,197,107
63,270	Adyen NV(a)	47,806,046
496,288	ASML Holding NV	110,585,246
396,000	ASML Holding NV	88,232,760
805,400	Royal Dutch Shell Plc - A Shares	25,366,502
680,996	Royal Dutch Shell Plc - B Shares	21,509,302
		297,696,963
NORWAY — 0.3%
28,475	Aker BP ASA	805,811
196,982	Equinor ASA	3,531,947
335,972	Salmar ASA	15,518,124
1,159,461	Telenor ASA	23,494,114
		43,349,996
PAKISTAN — 0.0%
862,775	Oil & Gas Development Co. Ltd.	684,660
PANAMA — 0.1%
134,303	Copa Holdings SA - Class A	13,578,033
PERU — 0.1%
75,420	Credicorp. Ltd.	16,440,806
POLAND — 0.0%
26,872	Grupa Lotos SA	603,606
41,253	Polski Koncern Naftowy ORLEN SA	1,033,653
		1,637,259
PORTUGAL — 0.0%
106,639	Galp Energia SGPS SA	1,660,171
QATAR — 0.0%
92,208	Qatar Fuel QSC	533,402
RUSSIA — 0.7%
412,591	Lukoil PJSC - ADR	33,605,537
168,172	NovaTek PJSC - GDR	35,089,272
1,761,700	Sberbank of Russia PJSC - ADR	26,284,564
596,143	Sberbank of Russia PJSC - ADR	8,849,190
224,579	Yandex NV - Class A(a)	8,807,988
		112,636,551
SINGAPORE — 0.2%
4,106,100	CapitaLand Commercial Trust	6,133,132
2,364,100	CapitaLand Ltd.	6,193,505
4,145,809	Mapletree Commercial Trust, REIT	6,228,323
732,800	Oversea-Chinese Banking Corp. Ltd.	6,101,061

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	July 31, 2019 (Unaudited)

Shares		Value
SINGAPORE (continued)
797,200	Singapore Airlines Ltd.	$5,581,363
320,900	United Overseas Bank Ltd.	6,114,032
		36,351,416
SOUTH AFRICA — 0.4%
838,067	AngloGold Ashanti Ltd.	14,401,926
1,341,475	Discovery Ltd.	12,308,430
44,077	Exxaro Resources Ltd.	511,112
58,475	Naspers Ltd. - Class N	14,253,883
430,589	Sasol Ltd.	9,310,875
1,357,159	Standard Bank Group Ltd.	16,875,041
		67,661,267
SOUTH KOREA — 0.6%
53,613	Amorepacific Corp.	6,299,550
171,492	Coway Co. Ltd.	12,113,367
425,908	Hankook Tire & Technology Co. Ltd.	11,101,135
23,299	LG Household & Health Care Ltd.	24,669,587
47,709	Samsung Electronics Co. Ltd. - GDR	45,718,938
8,277	SK Innovation Co. Ltd.	1,189,315
		101,091,892
SPAIN — 0.2%
1,307,460	Enagas SA	28,521,206
258,337	Repsol SA	4,097,446
		32,618,652
SWEDEN — 0.6%
3,518,051	Atlas Copco AB - A Shares	107,455,797
38,354	Lundin Petroleum AB	1,206,372
		108,662,169
SWITZERLAND — 1.4%
44	Chocoladefabriken Lindt & Spruengli AG	3,639,836
23,149	CHUBB Ltd.	3,538,093
559,809	Coca-Cola HBC AG - CDI	19,262,629
93,870	Helvetia Holding AG	11,951,746
41,869	Kuehne + Nagel International AG	6,164,930
38,615	PSP Swiss Property AG	4,629,956
715,218	Swiss Re AG	69,259,465
67,356	Swisscom AG	32,643,570
913,437	TE Connectivity Ltd.	84,401,579
		235,491,804
TAIWAN — 1.3%
8,906,016	Chang Hwa Commercial Bank Ltd.	6,224,179
10,363,382	Chunghwa Telecom Co. Ltd.	35,851,594
1,240,541	Eclat Textile Co. Ltd.	16,234,107
7,498,000	First Financial Holding Co. Ltd.	5,629,755
2,359,020	Hon Hai Precision Industry Co. Ltd.	5,913,523
Shares		Value
TAIWAN (continued)
8,478,000	Hua Nan Financial Holdings Co. Ltd.	$5,966,244
98,000	Largan Precision Co. Ltd.	13,247,497
14,468,140	Taiwan Business Bank	6,207,321
8,647,000	Taiwan Cement Corp.	12,367,021
3,933,000	Taiwan Cooperative Financial Holding Co. Ltd.	2,646,344
4,890,000	Taiwan Mobile Co. Ltd.	17,213,867
7,563,000	Taiwan Semiconductor Manufacturing Co. Ltd.	62,190,941
11,785,373	Uni-President Enterprises Corp.	30,506,060
		220,198,453
THAILAND — 1.2%
16,186,000	Airports of Thailand Public Co. Ltd.	37,716,920
48,348,900	CP ALL Public Co. Ltd.	135,626,410
4,726,900	Siam Commercial Bank Public Co. Ltd. (The)	21,054,269
		194,397,599
TURKEY — 0.0%
29,759	Tupras Turkiye Petrol Rafinerileri AS	746,237
UNITED ARAB EMIRATES — 0.1%
702,242	DP World Ltd.	10,787,038
UNITED KINGDOM — 2.4%
1	Abcam Plc	16
15,481	Aon Plc	2,929,779
3,676,936	BP Plc	24,329,386
4,807,038	Compass Group Plc	121,620,715
123,153	John Wood Group Plc	793,563
4,567,901	RELX Plc	108,499,451
1,111,764	Smith & Nephew Plc	25,169,059
67,634	TechnipFMC Plc	1,862,640
1,684	TechnipFMC Plc	46,768
1,952,839	Unilever NV	113,193,941
		398,445,318
UNITED STATES — 61.9%
554,038	3M Co.	96,801,520
352,725	Abbott Laboratories	30,722,348
847,710	AbbVie, Inc.	56,474,440
148,000	ABIOMED, Inc.(a)	41,226,880
310,097	ABM Industries, Inc.	13,051,983
617,700	Activision Blizzard, Inc.	30,106,698
340,732	Aerojet Rocketdyne Holdings, Inc.(a)	14,556,071
75,859	Aflac, Inc.	3,993,218
226,300	Agilent Technologies, Inc.	15,707,483
551,485	Air Products & Chemicals, Inc.	125,887,481
201,000	Align Technology, Inc.(a)	42,025,080
16,949	Allstate Corp. (The)	1,820,323
149,382	Ally Financial Inc.	4,916,162
36,500	Alphabet, Inc. - Class A(a)	44,464,300
209,233	Alphabet, Inc. - Class C(a)	254,569,606

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	July 31, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
219,493	Amazon.com, Inc.(a)	$409,745,143
1,100,426	American Express Co.	136,859,982
7,663	American Financial Group, Inc.	784,538
56,072	American International Group, Inc.	3,139,471
149,325	American Tower Corp. REIT	31,600,157
13,675	Ameriprise Financial, Inc.	1,989,849
405,906	AMETEK, Inc.	36,373,237
296,525	Amgen, Inc.	55,325,635
65,836	Amphenol Corp. - Class A	6,143,816
90,895	Anadarko Petroleum Corp.	6,695,326
1,308,145	Annaly Capital Management, Inc. REIT	12,492,785
71,168	Apache Corp.	1,737,923
1,588,383	Apollo Commercial Real Estate Finance, Inc. REIT	29,893,368
1,209,009	Apple, Inc.	257,567,277
231,600	Arthur J Gallagher & Co.	20,943,588
116,473	Assurant, Inc.	13,203,379
94,949	Athene Holding Ltd. - Class A(a)	3,879,616
893,571	Automatic Data Processing, Inc.	148,797,443
189,735	AXA Equitable Holdings, Inc.	4,265,243
85,613	Baker Hughes a GE Co.	2,173,714
3,893,005	Bank of America Corp.	119,437,393
87,245	Bank of New York Mellon Corp. (The)	4,093,535
384,810	Baxter International, Inc.	32,312,496
163,870	BB&T Corp.	8,444,221
365,915	Becton Dickinson and Co.	92,503,312
871,221	Berkshire Hathaway, Inc. - Class B(a)	178,974,930
336,000	BioMarin Pharmaceutical, Inc.(a)	26,651,520
21,491	BlackRock, Inc.	10,050,911
891,189	Bloomin’ Brands, Inc.	15,176,949
295,335	Bluebird Bio, Inc.(a)	38,756,812
82,688	Boeing Co. (The)	28,211,492
68,287	Booking Holdings, Inc.(a)	128,830,937
3,735,700	Boston Scientific Corp.(a)	158,617,822
487,079	Brinker International, Inc.	19,410,098
43,383	Broadcom, Inc.	12,580,636
423,250	Broadridge Financial Solutions, Inc.	53,803,540
88,845	Cabot Oil & Gas Corp.	1,702,270
85,053	Capital One Financial Corp.	7,860,598
1,002,363	Charles Schwab Corp. (The)	43,322,129
578,344	Cheesecake Factory, Inc. (The)	24,915,060
38,881	Cheniere Energy, Inc.(a)	2,533,097
348,711	Chevron Corp.	42,929,811
21,694	Cimarex Energy Co.	1,099,235
1,391,925	Cisco Systems, Inc.	77,112,645
259,493	Citigroup, Inc.	18,465,522
143,142	Citizens Financial Group Inc.	5,333,471
248,174	Clorox Co. (The)	40,353,092
18,873	CME Group, Inc.	3,669,289
Shares		Value
UNITED STATES (continued)
1,314,164	Colgate-Palmolive Co.	$94,278,125
63,321	Comerica, Inc.	4,635,097
35,822	Concho Resources, Inc.	3,499,093
626,370	ConocoPhillips	37,005,940
17,694	Continental Resources, Inc.(a)	657,686
588,987	Costco Wholesale Corp.	162,342,487
362,234	Cracker Barrel Old Country Store, Inc.	62,923,668
797,300	Danaher Corp.	112,020,650
760,113	Darden Restaurants, Inc.	92,399,336
72,622	Deckers Outdoor Corp.(a)	11,349,366
86,890	Devon Energy Corp.	2,346,029
816,308	Diamondback Energy, Inc.	84,430,736
54,791	Discover Financial Services	4,916,944
62,441	E*TRADE Financial Corp.	3,046,496
88,578	East West Bancorp, Inc.	4,252,630
275,800	Eaton Corp. Plc	22,668,002
51,310	Eaton Vance Corp.	2,283,295
31,141	Ecolab, Inc.	6,282,074
503,000	Edwards Lifesciences Corp.(a)	107,063,550
3,181,600	Elanco Animal Health, Inc.(a)	104,865,536
531,573	Eli Lilly & Co.	57,914,878
956,155	EOG Resources, Inc.	82,085,907
121,967	EPAM Systems, Inc.(a)	23,635,985
938,018	Equity Commonwealth REIT	31,498,644
1,312,992	Exelon Corp.	59,163,420
779,584	Exxon Mobil Corp.	57,969,866
693,590	Facebook, Inc. - Class A(a)	134,715,986
3,873	FactSet Research Systems, Inc.	1,073,983
27,687	Fidelity National Financial, Inc.	1,187,219
203,034	Fifth Third Bancorp	6,028,079
1,642,000	Fiserv, Inc.(a)	173,116,060
78,844	Franklin Resources, Inc.	2,572,680
172,900	Genuine Parts Co.	16,792,048
50,258	Goldman Sachs Group, Inc. (The)	11,063,294
1,980,459	H&R Block, Inc.	54,838,910
162,231	Halliburton Co.	3,731,313
65,936	Hartford Financial Services Group, Inc. (The)	3,799,892
17,856	Helmerich & Payne, Inc.	887,086
521,964	Hershey Co. (The)	79,202,817
46,487	Hess Corp.	3,014,217
34,948	HollyFrontier Corp.	1,739,362
450,795	Home Depot, Inc. (The)	96,330,384
35,962	Honeywell International, Inc.	6,202,007
4,950,574	Huntington Bancshares, Inc.	70,545,680
37,243	IDEX Corp.	6,265,017
714,742	Illinois Tool Works, Inc.	110,234,658
212,000	Illumina, Inc.(a)	63,468,560
564,000	Incyte Corp.(a)	47,894,880
693,100	Intel Corp.	35,036,205
18,255	Intercontinental Exchange, Inc.	1,603,884
849,930	International Business Machines Corp.	125,993,623
121,572	Invesco, Ltd.	2,332,967

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	July 31, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
44,708	Jack Henry & Associates, Inc.	$6,245,708
3,104,399	JPMorgan Chase & Co.	360,110,284
618,990	Juniper Networks, Inc.	16,725,110
1,047,100	Kansas City Southern	129,568,154
294,008	KeyCorp.	5,400,927
154,500	Kimberly-Clark Corp.	20,957,925
370,192	Kinder Morgan, Inc.	7,633,359
49,511	KKR & Co., Inc. - Class A	1,324,419
567,000	Las Vegas Sands Corp.	34,269,480
72,958	Lincoln National Corp.	4,767,076
635,460	Lockheed Martin Corp.	230,144,548
13,311	M&T Bank Corp.	2,186,332
151,539	Marathon Oil Corp.	2,132,154
123,415	Marathon Petroleum Corp.	6,959,372
94,745	Marsh & McLennan Cos., Inc.	9,360,806
535,389	Mastercard, Inc. - Class A	145,770,363
226,710	McDonald’s Corp.	47,772,331
788,685	Merck & Co., Inc.	65,452,968
149,796	MetLife, Inc.	7,402,918
4,017,004	MFA Financial, Inc. REIT	28,842,089
2,903,795	Microsoft Corp.	395,700,145
8,744	Moody’s Corp.	1,874,189
168,074	Morgan Stanley	7,489,377
239,771	Motorola Solutions, Inc.	39,792,395
8,473	MSCI, Inc.	1,925,405
59,352	National Oilwell Varco, Inc.	1,413,765
203,000	Netflix, Inc.(a)	65,566,970
3,755,894	New York Community Bancorp, Inc.	43,305,458
453,173	Newmont Goldcorp Corp.	16,549,878
982,000	NIKE, Inc. - Class B	84,481,460
90,857	Noble Energy, Inc.	2,006,123
21,197	Northern Trust Corp.	2,077,305
1,576,291	Occidental Petroleum Corp.	80,958,306
259,000	Okta, Inc.(a)	33,884,970
635,147	Omnicom Group, Inc.	50,951,492
72,293	ONEOK, Inc.	5,066,293
53,360	Parsley Energy, Inc. - Class A(a)	885,242
40,365	People’s United Financial, Inc.	662,793
893,225	PepsiCo, Inc.	114,163,087
2,176,875	Pfizer, Inc.	84,549,825
82,657	Phillips 66	8,477,302
220,924	Piedmont Office Realty Trust, Inc. REIT - Class A	4,597,428
639,665	Pinnacle West Capital Corp.	58,350,241
30,067	Pioneer Natural Resources Co.	4,150,449
46,380	PNC Financial Services Group, Inc. (The)	6,627,701
52,924	PPG Industries, Inc.	6,212,748
86,199	Principal Financial Group, Inc.	5,002,990
1,463,960	Procter & Gamble Co. (The)	172,805,838
515,658	Progressive Corp. (The)	41,757,985
969,946	Prudential Financial, Inc.	98,265,229
324,910	Public Storage	78,875,152
705,809	Quest Diagnostics, Inc.	72,048,983
Shares		Value
UNITED STATES (continued)
32,750	Raymond James Financial, Inc.	$2,641,943
123,000	Regeneron Pharmaceuticals, Inc.(a)	37,485,480
217,126	Regions Financial Corp.	3,458,817
512,543	Republic Services, Inc.	45,436,937
294,900	Roper Technologies, Inc.	107,240,385
1,159,600	Ross Stores, Inc.	122,952,388
17,698	S&P Global, Inc.	4,335,125
218,644	Sarepta Therapeutics, Inc.(a)	32,545,159
251,763	Schlumberger Ltd.	10,062,967
33,617	Signature Bank	4,284,823
289,015	Spire, Inc.	23,817,726
2,208,994	Starbucks Corp.	209,169,642
2,737,156	Starwood Property Trust, Inc., REIT	63,584,134
67,615	State Street Corp.	3,927,755
1,698,275	SunTrust Banks, Inc.	113,105,115
5,346	SVB Financial Group(a)	1,240,112
161,251	Synchrony Financial	5,785,686
23,759	T Rowe Price Group, Inc.	2,694,033
36,097	Targa Resources Corp.	1,404,534
962,162	Target Corp.	83,130,797
28,402	TD Ameritrade Holding Corp.	1,451,342
1,673,964	Texas Instruments, Inc.	209,262,240
15,193	Travelers Cos., Inc. (The)	2,227,598
74,804	UniFirst Corp.	14,726,663
377,100	Union Pacific Corp.	67,859,145
262,065	UnitedHealth Group, Inc.	65,256,806
72,820	Unum Group	2,326,599
2,901,742	US Bancorp	165,834,555
77,489	Valero Energy Corp.	6,605,937
432,300	Veeva Systems, Inc. - Class A(a)	71,718,570
2,311,240	Verizon Communications, Inc.	127,742,235
1,164,150	Visa, Inc. - Class A	207,218,700
14,742	Voya Financial, Inc.	828,058
1,359,660	Walt Disney Co. (The)	194,444,977
423,656	Waste Connections, Inc.	38,434,072
323,978	Waste Management, Inc.	37,905,425
512,913	Wells Fargo & Co.	24,830,118
216,828	Williams Cos., Inc. (The)	5,342,642
519,000	Workday, Inc. - Class A(a)	103,789,620
289,870	Xilinx, Inc.	33,106,053
116,501	Yum! Brands, Inc.	13,108,693
93,498	Zions Bancorp NA	4,213,955
188,746	Zoom Video Communications, Inc. - Class A(a)	18,027,130
		10,470,361,695
Total Common Stocks (Cost $12,781,100,385)		16,324,296,894

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	July 31, 2019 (Unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
37,237	Plains GP Holdings LP - Class A	$899,646
Total Master Limited Partnerships (Cost $768,564)		899,646
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0%
755,697	Petroleo Brasileiro SA	5,199,891
SOUTH KOREA — 0.1%
11,263	Samsung Electronics Co. Ltd. - GDR	8,805,912
2,323	Samsung Electronics Co. Ltd. - GDR	1,810,994
		10,616,906
Total Preferred Stocks (Cost $11,349,492)		15,816,797

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Bank — 0.1%
$18,750,000	2.26%, 08/27/19(b)	18,721,562
Total U.S. Government Agencies (Cost $18,719,417)		18,721,562

Shares
EXCHANGE-TRADED FUNDS — 1.7%
8,779,175	VanEck Vectors Gold Miners ETF	232,648,138
1,608,555	VanEck Vectors Junior Gold Miners ETF	60,385,155
Total Exchange-Traded Funds (Cost $260,520,810)		293,033,293
INVESTMENT COMPANY — 1.7%
281,497,073	Federated Government Obligations Fund, 1.98%(c)	281,497,073
Total Investment Company (Cost $281,497,073)		281,497,073
TOTAL INVESTMENTS — 100.1% (Cost $13,353,955,741)		$16,934,265,265
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(15,118,847)
NET ASSETS — 100.0%		$16,919,146,418

(a)	Non-income producing security.
(b)	The rate represents the annualized yield at time of purchase.
(c)	The rate shown represents the current yield as of July 31, 2019.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

ETF-Exchange Traded Fund

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	18.8%
Consumer Discretionary	14.8
Health Care	11.7
Banks	9.2
Industrials	9.2
Communication Services	8.6
Consumer Staples	8.0
Energy	5.0
Insurance	4.4
Diversified Financials	2.6
Materials	1.6
Utilities	1.4
Real Estate	1.2
Other*	3.5
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. Government securities, U.S. Government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

9

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	July 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS — 99.3%
Banks — 3.3%
228,023	Bank of Communications Co. Ltd. - H Shares	$165,898
2,593	Bank of Montreal	194,112
550,252	China CITIC Bank Corp. Ltd. - H Shares	304,863
387,690	China Construction Bank Corp. - H Shares	297,642
205,988	China Minsheng Banking Corp. Ltd. - H Shares	141,887
98,720	Mizuho Financial Group, Inc.	140,115
		1,244,517
Communication Services — 6.0%
37,231	China Mobile Ltd.	316,627
3,282	Cogeco Communications, Inc.	259,193
11,345	Comcast Corp. - Class A	489,764
11,326	Deutsche Telekom AG	185,533
12,445	NTT DOCOMO, Inc.	298,399
442	Swisscom AG	214,212
22,308	Telefonica SA	170,068
3,477	Verizon Communications, Inc.	192,174
64,780	Vodafone Group Plc	117,899
		2,243,869
Consumer Discretionary — 9.2%
48,031	Barratt Developments Plc	374,990
1,251	Cracker Barrel Old Country Store, Inc.	217,311
8,361	Electrolux AB - Series B	193,199
4,693	General Motors Co.	189,316
7,173	Industria de Diseno Textil SA	214,633
81,755	Kingfisher Plc	220,730
5,662	La-Z-Boy, Inc.	186,789
3,967	Nordstrom, Inc.	131,347
2,417	Starbucks Corp.	228,866
58,651	Super Retail Group Ltd.	360,040
2,114	Target Corp.	182,650
70,242	Truworths International Ltd.	304,143
11,425	Whitbread Plc	627,615
		3,431,629
Consumer Staples — 7.7%
9,524	Carrefour SA	183,017
1,453	Clorox Co. (The)	236,258
8,320	Coca-Cola European Partners Plc	459,930
31,297	Coca-Cola Femsa SAB de CV	192,547
2,495	Danone SA	216,399
1,972	Diageo Plc	82,233
1,635	Kimberly-Clark Corp.	221,788
3,016	Molson Coors Brewing Co. - Class B	162,834
8,804	Ontex Group NV	145,045
1,610	PepsiCo, Inc.	205,774
3,184	Procter & Gamble Co. (The)	375,839
Shares		Value
Consumer Staples (continued)
9,014	Seven & I Holdings Co. Ltd.	$307,629
10,593	Tate & Lyle Plc	97,017
		2,886,310
Diversified Financials — 2.9%
9,496	Invesco, Ltd.	182,228
6,728	Janus Henderson Group Plc	135,031
1,982	Morningstar, Inc.	301,224
1,165	S&P Global, Inc.	285,367
14,720	UBS Group AG	164,302
		1,068,152
Energy — 5.8%
1,881,787	Adaro Energy Tbk PT	169,226
24,937	ARC Resources Ltd.	127,538
107,126	CNOOC Ltd.	176,626
13,153	Enagas SA	286,922
12,267	ENI SpA	191,627
3,568	HollyFrontier Corp.	177,579
17,026	Husky Energy, Inc.	132,101
55,450	MOL Hungarian Oil & Gas Plc	562,745
6,173	Murphy Oil Corp.	148,399
3,296	TOTAL SA	170,833
		2,143,596
Health Care — 14.9%
2,847	Abbott Laboratories	247,974
3,924	Agilent Technologies, Inc.	272,365
1,062	Amgen, Inc.	198,148
826	Anthem, Inc.	243,348
39,798	Astellas Pharma, Inc.	564,013
1,368	AstraZeneca Plc	118,187
3,636	Baxter International, Inc.	305,315
1,391	Biogen, Inc.(a)	330,808
1,061	CSL Ltd.	165,561
2,881	Danaher Corp.	404,781
4,615	Koninklijke Philips NV	216,493
2,850	Medtronic Plc	290,529
2,275	Merck & Co., Inc.	188,802
2,555	Merck KGaA	260,595
8,036	Novo Nordisk A/S - B Shares	385,883
11,456	Pfizer, Inc.	444,951
1,782	Quest Diagnostics, Inc.	181,907
687	Roche Holding AG	183,885
4,379	Takeda Pharmaceutical Co. Ltd.	150,707
714	Thermo Fisher Scientific, Inc.	198,264
1,622	Zimmer Biomet Holdings, Inc.	219,181
		5,571,697
Industrials — 14.2%
22,126	Brambles Ltd.	197,915
1,211	Cummins, Inc.	198,603
6,553	Ebara Corp.	176,106
13,868	Hino Motors Ltd.	111,253
2,036	ManpowerGroup, Inc.	185,989
876	MTU Aero Engines AG	218,297

10

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
Industrials (continued)
1,319	Norfolk Southern Corp.	$252,087
2,345	Oshkosh Corp.	195,972
97,825	QinetiQ Group Plc	343,537
2,255	Regal-Beloit Corp.	179,543
2,773	Republic Services, Inc.	245,826
74,243	Royal Mail Plc	189,604
10,477	Russel Metals, Inc.	166,149
2,975	Ryder System, Inc.	158,449
10,760	Sandvik AB	165,119
8,440	Schneider National, Inc. - Class B	162,891
6,934	Signify NV	188,250
14,508	SKF AB - B Shares	237,972
1,201	Snap-on, Inc.	183,285
4,035	Societe BIC SA	281,195
12,730	Steelcase, Inc. - Class A	215,264
4,615	Sumitomo Heavy Industries Ltd.	148,781
3,476	Thomson Reuters Corp.	233,454
4,897	Toyota Tsusho Corp.	141,748
1,484	Union Pacific Corp.	267,046
2,177	Waste Management, Inc.	254,709
		5,299,044
Information Technology — 18.3%
2,013	Accenture Plc - Class A	387,664
4,032	Apple, Inc.	858,977
1,938	Atos SE	155,837
689	Broadcom, Inc.	199,803
1,237	CACI International, Inc. - Class A(a)	266,141
4,744	Canon, Inc.	128,663
3,671	Cisco Systems, Inc.	203,373
2,275	Cognizant Technology Solutions Corp. - Class A	148,194
1,905	Fidelity National Information Services, Inc.	253,841
3,006	Fujitsu Ltd.	234,583
8,316	Intel Corp.	420,374
1,129	Intuit, Inc.	313,083
7,145	Juniper Networks, Inc.	193,058
72,181	Konica Minolta, Inc.	598,176
2,881	Leidos Holdings, Inc.	236,530
4,461	Micron Technology, Inc.(a)	200,254
1,684	Microsoft Corp.	229,479
1,974	NXP Semiconductor NV	204,092
5,301	Oracle Corp.	298,446
3,526	SAP SE	431,005
4,004	Seagate Technology PLC	185,425
2,218	Synopsys, Inc.(a)	294,462
2,717	Texas Instruments, Inc.	339,652
754	Worldline S.A.(a)	53,880
		6,834,992
Insurance — 3.9%
9,023	AXA SA	227,274
Shares		Value
Insurance (continued)
3,924	MetLife, Inc.	$193,924
807	Muenchener Rueckversicherungs-Gesellschaft AG	192,315
4,272	Prudential Financial, Inc.	432,796
2,074	Swiss Re AG	200,840
587	Zurich Insurance Group AG	204,177
		1,451,326
Materials — 5.6%
7,234	Domtar Corp.	307,083
117,284	Fortescue Metals Group Ltd.	660,333
7,436	Huntsman Corp.	152,810
1,692	Lyondellbasell Industries NV - Class A	141,603
16,745	Polymetal International PLC	201,659
14,865	Teck Resources Ltd. - Class B	304,103
3,627	Trinseo SA	140,764
4,935	Westrock Co.	177,907
		2,086,262
Real Estate — 4.3%
20,542	Castellum AB	417,015
110,054	Frasers Centrepoint Trust REIT	208,749
76,536	Hang Lung Properties Ltd.	180,171
26,670	Hongkong Land Holdings Ltd.	162,646
48,856	Hyprop Investments Ltd. REIT	236,976
21,366	Link REIT (The)	248,512
37,739	Swire Properties Ltd.	136,272
		1,590,341
Utilities — 3.2%
15,309	Cia de Saneamento Basico do Estado de Sao Paulo	213,247
4,977	Exelon Corp.	224,264
2,563	Orsted A/S	233,630
17,443	Red Electrica Corp. SA	328,869
30,668	Terna Rete Elettrica Nazionale SpA	186,765
		1,186,775
Total Common Stocks (Cost $36,433,161)		37,038,510
INVESTMENT COMPANY — 0.8%
287,811	SEI Daily Income Trust Government II Fund, Class A, 2.06%(b)	287,811
Total Investment Company (Cost $287,811)		287,811

11

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Value
TOTAL INVESTMENTS — 100.1% (Cost $36,720,972)	$37,326,321
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(21,385)
NET ASSETS — 100.0%	$37,304,936

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of July 31, 2019.

The following abbreviation is used in the report:

REIT- Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	18.3%
Health Care	14.9
Industrials	14.2
Consumer Discretionary	9.9
Consumer Staples	7.7
Energy	5.8
Materials	5.6
Communication Services	5.3
Real Estate	4.3
Insurance	3.9
Banks	3.3
Utilities	3.2
Diversified Financials	2.9
Other*	0.7
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

12

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments	July 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS — 88.9%
ARGENTINA — 0.2%
19,694	MercadoLibre, Inc.(a)	$12,238,245
AUSTRALIA — 2.1%
24,428	A2B Australia Ltd.	29,954
810,381	Accent Group Ltd.	836,498
150,284	Adairs Ltd.	146,941
28,032	Adelaide Brighton Ltd.	67,613
69,555	AED Oil Ltd.(a)(b)	0
34,185	Ainsworth Game Technology Ltd.	16,445
8,091	Alliance Aviation Services Ltd.	15,775
9,699	ALS Ltd.	47,549
344,289	Altium Ltd.	8,561,685
31,470	Alumina Ltd.	49,891
20,157	AMA Group Ltd.	20,038
153,193	AMP Ltd.	186,343
437,825	Ansell Ltd.	8,329,130
7,523	AP Eagers Ltd.	57,605
12,281	Apollo Tourism & Leisure Ltd.	3,554
4,995	Appen Ltd.	103,307
2,569	Arb Corp Ltd.	32,413
30,727	Asaleo Care Ltd.(a)	20,260
4,613	Atlas Arteria Ltd.	25,711
5,687	AUB Group Ltd.	46,213
4,018,028	Aurelia Metals Ltd.(a)	1,386,731
39,288	Aurizon Holdings Ltd.	154,233
31,934	Ausdrill Ltd.	42,791
21,946	AusNet Services	26,589
99,774	Austal Ltd.	275,603
974,889	Australian Pharmaceutical Industries Ltd.	959,029
32,465	Automotive Holdings Group Ltd.	68,863
26,704	Bank of Queensland Ltd.	170,096
5,259	Bapcor Ltd.	22,428
240,444	Base Resources Ltd.(a)	44,257
219,534	Beach Energy Ltd.	316,457
6,923	Bega Cheese Ltd.	20,872
5,237	Bellamy’s Australia Ltd.(a)	35,828
13,928	Bendigo & Adelaide Bank Ltd.	109,028
513	Blackmores Ltd.	31,327
43,394	BlueScope Steel Ltd.	383,002
108,004	Boral Ltd.	378,512
1,552,232	Bravura Solutions Ltd.	5,188,173
2,824	Breville Group Ltd.	37,001
175,248	Brickworks Ltd.	1,998,914
30,620	Caltex Australia Ltd.	563,195
67,610	Capitol Health Ltd.	10,356
6,165	carsales.com Ltd.	61,956
96,536	Cash Converters International Ltd.(a)	8,595
12,054	Cedar Woods Properties Ltd.	52,811
14,474	Challenger Ltd.	69,727
200,113	Champion Iron Ltd.(a)	435,207
Shares		Value
AUSTRALIA (continued)
145,323	Charter Hall Group REIT	$1,123,861
28,936	Citadel Group Ltd. (The)	89,672
24,057	City Chic Collective Ltd.	29,783
90,657	Cleanaway Waste Management Ltd.	149,280
63,351	Clinuvel Pharmaceuticals Ltd.	1,405,434
21,386	Clover Corp. Ltd.	33,748
14,750	Coca-Cola Amatil Ltd.	106,755
24,934	Codan Ltd.	68,725
53,042	Collins Foods Ltd.	313,937
37,212	Cooper Energy Ltd.(a)	14,834
2,470	Corporate Travel Management Ltd.	38,661
13,188	Costa Group Holdings Ltd.	35,635
1,759	Credit Corp. Group Ltd.	30,075
97,085	CSR Ltd.	265,446
100,256	Data#3 Ltd.	173,559
24,019	Decmil Group Ltd.	14,900
1,566	Domino’s Pizza Enterprises Ltd.	41,222
53,191	Downer EDI Ltd.	261,327
19,275	DuluxGroup Ltd.	122,913
23,388	DWS Ltd.	19,260
6,964	Elders Ltd.	34,980
21,026	Emeco Holdings Ltd.(a)	32,710
64,541	EML Payments Ltd.(a)	142,676
122,077	ERM Power Ltd.	150,980
323,122	Estia Health Ltd.	595,213
23,471	EVENT Hospitality and Entertainment Ltd.	199,395
1,038,844	Evolution Mining Ltd.	3,525,812
7,724	Fleetwood Corp. Ltd.(a)	9,174
1,383	Flight Centre Travel Group Ltd.	43,494
4,600	G.U.D. Holdings Ltd.	29,799
21,841	G8 Education Ltd.	43,175
11,476	Galaxy Resources Ltd.(a)	9,935
10,000	Gbst Holdings Ltd.	26,560
68,121	GDI Property Group, REIT	66,551
21,331	Genworth Mortgage Insurance Australia Ltd.	49,339
5,454	GrainCorp Ltd. - Class A	31,955
594,535	Grange Resources Ltd.	100,927
32,430	GWA Group Ltd.	79,293
14,059	Harvey Norman Holdings Ltd.	42,103
11,239	Healius Ltd.	22,530
172,755	Horizon Oil Ltd.(a)	13,988
49,386	HT&E, Ltd.	58,931
3,631	Huon Aquaculture Group Ltd.	11,521
416,958	IDP Education Ltd.	5,449,725
1,543,299	Iluka Resources Ltd.	10,069,808
499,720	Imdex Ltd.	455,646
1,115,552	Incitec Pivot Ltd.	2,648,582
25,575	Independence Group NL	92,615
408,050	Infomedia Ltd.	570,570
45,277	Integrated Research Ltd.	85,065

13

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
AUSTRALIA (continued)
4,429	InvoCare Ltd.	$47,311
11,100	IOOF Holdings Ltd.	44,104
108,354	IPH Ltd.	615,229
5,473	JB Hi-Fi Ltd.	112,268
12,685	Johns Lyng Group Ltd.	13,785
166,124	Jumbo Interactive Ltd.	2,189,270
75,445	Jupiter Mines Ltd.	20,832
5,319	Link Administration Holdings Ltd.	18,422
2,295	Lovisa Holdings Ltd.	17,388
200,879	MACA Ltd.	129,009
635,918	Macmahon Holdings Ltd.(a)	78,119
10,590	Magellan Financial Group Ltd.	444,739
23,600	Mastermyne Group Ltd.(a)	15,462
1,112,588	Mayne Pharma Group Ltd.(a)	400,217
3,121	McMillan Shakespeare Ltd.	29,551
9,895	McPherson’s Ltd.	12,595
80,562	Medibank Private Ltd.	198,600
63,733	Metcash Ltd.	122,486
15,848	Michael Hill International Ltd.	5,528
284,548	Mineral Resources Ltd.	3,092,509
134,699	MMA Offshore Ltd.(a)	20,270
186,000	MMG Ltd.(a)	57,730
2,115	Monadelphous Group Ltd.	27,239
103,470	Monash IVF Group Ltd.	107,632
30,063	Money3 Corp. Ltd.	43,958
2,176,736	Mount Gibson Iron Ltd.	1,293,148
269,313	Myer Holdings Ltd.(a)	99,062
31,145	MyState Ltd.	98,473
82,889	Nanosonics Ltd.(a)	309,612
450,191	Navigator Global Investments Ltd.	1,061,424
1,531,671	New Hope Corp. Ltd.	2,616,662
4,576	NEXTDC Ltd.(a)	21,372
17,619	NIB Holdings Ltd.	96,027
33,543	Nine Entertainment Co. Holdings, Ltd.	46,051
676,808	Northern Star Resources Ltd.	5,955,511
345,954	NRW Holdings, Ltd.	573,554
16,615	Nufarm Ltd/Australia	55,186
936,495	OceanaGold Corp.	2,540,273
11,277	OFX Group Ltd.	10,500
4,884	oOh!media Ltd.	14,859
7,627	Orica Ltd.	113,628
3,559	Orocobre Ltd.(a)	6,820
3,781,495	Orora Ltd.	8,737,989
672,779	OZ Minerals Ltd.	4,666,143
24,370	Pacific Current Group Ltd.	92,743
24,322	Pacific Energy Ltd.	16,192
7,527	Pact Group Holdings Ltd.	14,415
13,359	Peet Ltd.	10,808
5,999	Pendal Group Ltd.	31,901
54,932	People Infrastructure Ltd.	128,094
963	Perpetual Ltd.	25,907
59,333	Perseus Mining Ltd.(a)	27,595
Shares		Value
AUSTRALIA (continued)
7,756	Platinum Asset Mangement Ltd.	$25,436
2,425	Premier Investments Ltd.	26,090
186,027	Pro Medicus Ltd.	3,883,917
38,429	Qube Holdings Ltd.	82,733
111,348	Quintis Ltd.(a)(b)	0
565,777	Ramelius Resources Ltd.(a)	386,297
65,355	RCR Tomlinson Ltd.(a)(b)	0
306,813	Red 5 Ltd.(a)	48,957
20,530	Reece Ltd.	147,667
841,684	Regis Resources Ltd.	3,177,781
6,478	Reject Shop Ltd. (The)	9,304
58,503	Resolute Mining Ltd.(b)	71,013
182,675	Rhipe Ltd.	346,079
53,210	Ridley Corp. Ltd.	40,318
4,184	Ruralco Holdings Ltd.	12,150
749,961	Sandfire Resources NL	3,421,773
1,028,241	Saracen Mineral Holdings Ltd.(a)	2,907,706
6,519	SeaLink Travel Group Ltd.	16,674
228,703	SEEK Ltd.	3,255,939
5,587	Select Harvests Ltd.	28,407
10,409	Servcorp Ltd.	28,739
604,401	Service Stream Ltd.	1,231,220
4,744	Seven Group Holdings Ltd.	58,162
367,283	Seven West Media Ltd.(a)	108,639
227,173	Sigma Healthcare Ltd.	92,424
31,802	Silver Lake Resources Ltd.(a)	28,054
4,642	SmartGroup Corp. Ltd.	29,665
77,395	Southern Cross Media Group Ltd.	70,637
22,188	SpeedCast International Ltd.	28,411
1,238,357	St Barbara Ltd.	3,103,500
86,421	Stanmore Coal Ltd.	79,993
55,755	Star Entertainment Group Ltd. (The)	157,365
23,270	Steadfast Group Ltd.	60,354
37,756	Sunland Group Ltd.	44,295
6,607	Super Retail Group Ltd.	40,558
8,547	Superloop Ltd.(a)	5,695
7,070	Tassal Group Ltd.	24,883
502,704	Technology One Ltd.	2,623,290
4,364	Tiger Resources Ltd.(a)	1
109,463	TPG Telecom Ltd.	520,906
26,484	Villa World Ltd.	42,399
12,192	Village Roadshow Ltd.(a)	22,059
492,324	Virgin Australia Holdings Ltd.(a)	55,615
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
3,261	Virtus Health Ltd.	11,385
426,240	Vita Group Ltd.	357,059
1,376,963	Vocus Group Ltd.(a)	3,030,480
8,558	Webster Ltd.	8,030
868,350	Western Areas Ltd.	1,288,836
21,219	Westgold Resources Ltd.(a)	27,939

14

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
AUSTRALIA (continued)
56,484	Whitehaven Coal Ltd.	$141,560
45,947	WorleyParsons Ltd.	503,467
65,654	WPP AUNZ Ltd.	29,059

		128,751,707
AUSTRIA — 0.1%
1,728	Agrana Beteiligungs AG	33,051
14,870	ams AG(a)	776,296
2,614	ANDRITZ AG	93,106
1,658	AT&S Austria Technologie & Systemtechnik AG	26,434
3,286	Austria Technologie & Systemtechnik AG	52,808
31,048	CA Immobilien Anlagen AG	1,093,623
5,117	DO & CO AG	451,076
4,266	EVN AG	67,696
1,017	Flughafen Wien AG	44,899
146	Kapsch TrafficCom AG	5,160
658	Lenzing AG	67,118
512	Mayr Melnhof Karton AG	64,694
8,665	Oesterreichische Post AG	289,420
1,182	Palfinger AG	30,548
2,933	POLYTEC Holding AG	28,502
1,129	Porr Ag	24,626
6,729	Raiffeisen Bank International AG	157,806
3,202	Rhi Magnesita NV	177,530
491	Rhi Magnesita NV	26,588
30,131	S IMMO AG	665,502
1,505	S&T AG	35,128
586	Schoeller-Bleckmann Oilfield Equipment AG	46,613
16,189	Strabag SE	519,502
41,528	Telekom Austria AG	306,724
962	UBM Development AG	42,685
13,842	UNIQA Insurance Group AG	124,026
3,226	Vienna Insurance Group AG Wiener Versicherung Gruppe	82,679
13,413	voestalpine AG	354,096
4,474	Wienerberger AG	102,268
18,425	Zumtobel Group AG(a)	154,068

		5,944,272
BELGIUM — 0.6%
3,476	Ackermans & van Haaren NV	506,325
658	Aedifica SA REIT	69,157
30,578	Ageas	1,641,629
34,424	AGFA - Gevaert NV(a)	138,644
6,801	Akka Technologies	480,312
659	Atenor	52,817
96	Banque Nationale de Belgique	247,316
12,329	Barco NV	2,574,741
492	Befimmo SA REIT	27,732
6,553	Bekaert SA	184,529
959	Biocartis NV(a)	11,402
Shares		Value
BELGIUM (continued)
6,096	bpost SA	$56,682
2,322	Cie d’Entreprises CFE	204,058
607	Cofinimmo SA REIT	80,116
63,956	Colruyt SA	3,332,514
40,458	Deceuninck NV	90,303
12,200	Deceuninck NV- VVPR Strip(a)(b)	0
39,079	D’ieteren SA/NV	1,830,219
17,352	Econocom Group SA/NV	57,309
1,202	Elia System Operator SA NV	91,516
25,257	Euronav NV	212,578
16,086	EVS Broadcast Equipment SA	382,336
10,770	Exmar NV(a)	70,971
2,571	Fagron	42,691
90,919	Galapagos NV(a)	15,775,428
1,790	Gimv NV	105,067
67	Home Invest Belgium SA REIT	7,284
1,064	Immobel SA	72,483
1,351	Intervest Offices & Warehouses NV REIT	38,678
573	Jensen-Group NV	21,844
988	Kinepolis Group NV	58,293
25	Lotus Bakeries NV	65,159
1,139	Melexis NV	77,962
447	Montea C.V.A REIT	37,743
11,094	Ontex Group NV	182,774
72,779	Orange Belgium SA	1,660,394
340	Picanol	24,461
158,886	Proximus SADP	4,530,141
7,898	Recticel SA	63,651
436	Resilux	68,860
149	Retail Estates NV REIT	13,339
422	Roularta Media Group NV	5,833
3,103	Sioen Industries NV	85,569
1,836	Sipef NV	83,209
1,497	Solvay SA	153,286
29,280	Telenet Group Holding NV	1,438,088
187	TER Beke SA	23,921
7,080	Tessenderlo Group SA(a)	221,639
1,138	Van de Velde NV	32,601
643	Warehouses De Pauw CVA REIT	107,447
8	Wereldhave Belgium NV REIT	713

		37,341,764
BERMUDA — 0.8%
394,526	Argo Group International Holdings Ltd.	27,001,359
38,517	Axis Capital Holdings Ltd.	2,452,377
7,500	Enstar Group, Ltd.(a)	1,328,625
9,297	Everest Re Group Ltd.	2,293,012
4,868	Hiscox Ltd.	100,204
297,300	James River Group Holdings Ltd.	14,219,859

		47,395,436

15

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
BRAZIL — 0.3%
6,400	Aliansce Shopping Centers SA	$47,107
200	Aliansce Sonae Shopping Centers sa	1,860
3,600	Alliar Medicos A Frente SA	14,178
12,556	Alpargatas SA - Preference Shares	68,598
1,700	Arezzo Industria e Comercio SA	22,451
15,474	Azul S.A. - Preference Shares(a)	210,356
4,519	Banco ABC Brasil SA - Preference Shares	21,255
42,100	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	260,564
18,600	BR Malls Participacoes SA	73,301
8,600	BrasilAgro - Co Brasileira de Propriedades Agricolas	37,836
14,259	BRF SA(a)	124,306
12,171	Camil Alimentos SA	23,568
80,321	CCR SA	315,698
16,993	Cia Brasileira de Distribuicao - Preference Shares	415,257
18,766	Cia de Locacao das Americas	246,650
6,200	Cia de Saneamento Basico do Estado de Sao Paulo	86,363
1,600	Cia de Saneamento de Minas Gerais-COPASA	28,132
1,900	Cia de Saneamento do Parana	42,393
5,735	Cia de Saneamento do Parana - Preference Shares	23,743
4,800	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	30,475
5,000	Cia Energetica de Minas Gerais	22,299
423,100	Cia Energetica de Minas Gerais - ADR	1,548,546
20,276	Cia Energetica de Minas Gerais - Preference Shares	75,125
5,400	Cia Energetica de Sao Paulo - Class B, Preference Shares	40,553
32	Cia Energetica do Ceara - Class A, Preference Shares	503
5,800	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	33,967
3,100	Cia Hering	26,099
2,700	Cia Paranaense de Energia - Class B, Preference Shares	34,978
73,900	Cia Siderurgica Nacional SA	319,507
66,700	Cielo SA	126,537
16,056	Construtora Tenda SA	106,063
5,646	Cosan Logistica SA(a)	27,636
24,207	Cosan SA	323,111
8,700	CSU Cardsystem SA	14,818
6,400	CVC Brasil Operadora e Agencia de Viagens SA	84,990
Shares		Value
BRAZIL (continued)
14,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	$93,346
11,600	Direcional Engenharia SA	38,207
61,795	Duratex SA	204,993
10,400	EcoRodovias Infraestrutura e Logistica SA	31,966
318,039	EDP - Energias do Brasil SA	1,596,716
46,035	Embraer SA	232,446
182,785	Embraer SA - ADR	3,692,257
5,040	Energisa SA - Units	65,266
3,200	Eneva SA(a)	21,625
3,700	Engie Brasil Energia SA	46,808
1,000	Equatorial Energia SA	24,840
4,364	Ez Tec Empreendimentos e Participacoes SA	37,515
8,800	Fleury SA	53,565
24,400	Gerdau SA	75,124
108,000	Gerdau SA - Preference Shares	389,964
2,750	Gol-Linhas Aereas Inteligentes SA - Preference Shares(a)	29,551
15,400	Grendene SA	30,587
12,800	Guararapes Confeccoes SA	65,202
5,900	Hapvida Participacoes e Investimentos SA	63,014
16,500	Hypera SA	131,391
3,700	Industrias Romi SA	14,358
2,400	Instituto Hermes Pardini SA	12,401
18,072	Iochpe-Maxion SA	103,516
3,887	IRB Brasil Resseguros S/A	95,486
57,400	Klabin SA - Units	241,100
86,913	Kroton Educacional SA	283,307
2,004	Light SA	10,166
14,622	Localiza Rent a Car SA	167,816
468	LOG Commercial Properties e Participacoes SA	2,881
5,874	Lojas Americanas SA	21,502
14,244	Lojas Americanas SA - Preference Shares	67,742
0	Lojas Renner SA	4
1,893	M Dias Branco SA	19,533
2,100	Magazine Luiza SA	144,719
5,732	Mahle-Metal Leve SA	37,234
28,099	Marcopolo SA - Preference Shares	28,126
14,800	Mills Estruturas e Servicos de Engenharia SA(a)	26,720
6,016	Movida Participacoes SA	23,330
33,386	MRV Engenharia e Participacoes SA	176,713
5,100	Multiplan Empreendimentos Imobiliarios SA	37,979
7,700	Natura Cosmeticos SA	123,479
11,200	Odontoprev SA	51,945
33,800	Petrobras Distribuidora SA	233,195
17,855	Porto Seguro SA	243,706

16

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
BRAZIL (continued)
21,600	Portobello SA	$23,149
20,068	Qualicorp Consultoria e Corretora de Seguros SA	116,790
5,400	Raia Drogasil SA	116,735
17,200	Randon Participacoes SA - Preference Shares	44,438
19	Restoque Comercio e Confeccoes de Roupas SA	103
48,585	Rumo SA(a)	277,276
20,350	Santos Brasil Participacoes SA	28,047
23,483	Sao Martinho SA	124,111
4,800	Schulz SA - Preference Shares	11,093
3,900	Ser Educacional SA	26,805
15,200	SLC Agricola SA	71,413
2,100	Smiles Fidelidade SA	21,543
55,012	Sul America SA - Units	604,558
5,800	T4F Entretenimento SA	8,556
2,900	Tegma Gestao Logistica SA	24,088
13,100	TIM Participacoes SA	42,049
3,200	TOTVS SA	40,743
3,700	Transmissora Alianca de Energia Eletrica SA - Units	26,875
9,500	Tupy SA	48,143
33,000	Ultrapar Participacoes SA	171,643
1,633	Unipar Carbocloro SA	14,402
5,740	Unipar Carbocloro SA - Preference Shares	50,687
24,600	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares	56,273
9,600	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,256
7,097	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,118
73,200	Via Varejo SA(a)	148,650
5,500	Vulcabras Azaleia SA(a)	10,218
29,000	YDUQS Part	262,465

		16,394,391
CAMBODIA — 0.0%
28,000	NagaCorp Ltd.	42,088
CANADA — 1.9%
76,215	Absolute Software Corp.	427,908
5,636	Advantage Oil & Gas Ltd.(a)	8,071
102,436	Aecon Group, Inc.	1,577,133
700	Ag Growth International, Inc.	28,630
3,600	AGF Management Ltd. - Class B	13,966
479,400	Aimia, Inc.(a)	1,358,506
2,900	Air Canada(a)	99,780
1,200	AirBoss of America Corp.	7,901
22,276	Alamos Gold, Inc. - Class A	146,166
3,300	Alaris Royalty Corp.	50,758
2,170	Alcanna, Inc.	10,391
Shares		Value
CANADA (continued)
2,881	Algoma Central Corp.	$27,963
3,889	Algonquin Power & Utilities Corp.	48,443
13,014	AltaGas Canada, Inc.	254,403
16,143	AltaGas Ltd.	247,197
800	Altus Group Ltd.	20,312
13,000	Amerigo Resources Ltd.(a)	6,993
1,400	Andrew Peller Ltd. - Class A	14,936
7,600	Aphria, Inc.(a)	41,230
34,354	ARC Resources Ltd.	175,700
2,644	Aritzia, Inc.(a)	36,641
26,000	Artis Real Estate Investment Trust, REIT	230,095
14,945	Asanko Gold, Inc.(a)	11,663
800	Atco Ltd. - Class I	26,665
31,800	Athabasca Oil Corp.(a)	17,107
92,753	ATS Automation Tooling Systems, Inc.(a)	1,486,381
118,354	B2Gold Corp.(a)	377,535
2,000	Badger Daylighting Ltd.	72,223
15,845	Baytex Energy Corp.(a)	24,131
119,495	Birchcliff Energy Ltd.	238,121
11,600	Bird Construction, Inc.	47,725
13,800	Black Diamond Group Ltd.(a)	19,344
6,263	BlackBerry Ltd.(a)	45,698
8,200	Boardwalk Real Estate Investment Trust, REIT	260,887
6,700	Bombardier, Inc. - Class B(a)	11,524
94,557	Bonavista Energy Corp.	38,688
2,800	Boralex, Inc. - Class A	42,346
16,900	Boyd Group Income Fund - Units	2,175,949
900	BRP, Inc.	31,703
6,267	CAE, Inc.	168,997
500	Calian Group Ltd.	12,737
10,200	Cameco Corp.	93,669
24,465	Canaccord Genuity Group, Inc.	102,324
5,550	Canacol Energy Ltd.(a)	21,152
600	Canada Goose Holdings, Inc.(a)	28,100
111,315	Canadian Apartment Properties REIT	4,108,315
122,945	Canadian Western Bank	2,871,946
9,843	Canfor Corp.(a)	71,000
20,055	Canfor Pulp Products, Inc.	140,254
8,000	CanWel Building Materials Group Ltd.	27,883
1,300	Capital Power Corp.	29,176
72,367	Capstone Mining Corp.(a)	30,157
56,611	Cascades, Inc.	518,584
8,470	Celestica, Inc.(a)	60,262
14,726	Centerra Gold, Inc.(a)	117,603
1,400	Cervus Equipment Corp.	11,764
18,544	CES Energy Solutions Corp.	26,696

17

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
CANADA (continued)
16,586	China Gold International Resources Corp. Ltd.(a)	$18,851
7,500	CI Financial Corp.	116,268
8,677	Cineplex, Inc.	155,815
128,300	City Office REIT Inc.	1,588,354
12,689	Cogeco Communications, Inc.	1,002,102
264	Cogeco, Inc.	18,803
900	Colliers International Group, Inc.	65,383
1,400	Cominar Real Estate Investment Trust REIT	13,228
62,361	Computer Modelling Group Ltd.	309,962
49,000	Copper Mountain Mining Corp.(a)	29,330
1,012	Corby Spirit and Wine Ltd.	13,472
12,319	Corus Entertainment, Inc. - Class B	47,323
53,535	Crescent Point Energy Corp.	177,666
121,000	Crew Energy, Inc.(a)	67,844
10,500	Denison Mines Corp.(a)	5,092
6,900	Descartes Systems Group, Inc. (The)(a)	250,686
12,388	Detour Gold Corp.(a)	189,227
552,600	Dollarama, Inc.	20,474,420
14,531	Dream Hard Asset Alternatives Trust - Units	84,337
3,540	Dream Office Real Estate Investment Trust, REIT	65,956
46,007	DREAM Unlimited Corp.	291,770
31,275	Dundee Precious Metals, Inc.(a)	105,688
52,603	ECN Capital Corp.	188,523
464	E-L Financial Corp. Ltd.	263,676
11,452	Eldorado Gold Corp.(a)	87,812
8,000	Element Fleet Management Corp.	60,858
74,769	Empire Co. Ltd. - Class A	1,978,846
3,800	Endeavour Silver Corp.(a)	8,753
81,197	Enerflex Ltd.	1,021,884
19,131	Enerplus Corp.	126,835
52,166	Enghouse Systems Ltd.	1,366,008
7,349	Ensign Energy Services, Inc.	23,108
9,975	Entertainment One Ltd.	53,271
14,239	Equitable Group, Inc.	994,723
8,300	Evertz Technologies Ltd.	120,117
524	Exchange Income Corp.	14,777
14,323	Exco Technologies Ltd.	90,509
38	EXFO, Inc.(a)	148
6,300	Extendicare, Inc.	42,770
4,382	Finning International, Inc.	75,767
1,734	First Capital Realty, Inc.	28,707
2,051	First Majestic Silver Corp.(a)	19,348
563	First National Financial Corp.	13,970
28,335	First Quantum Minerals Ltd.	261,065
1,300	FirstService Corp.	136,422
11,963	Fortuna Silver Mines, Inc.(a)	45,049
Shares		Value
CANADA (continued)
2,300	GDI Integrated Facility Services, Inc.(a)	$49,998
16,000	Gear Energy Ltd.(a)	5,940
2,921	Genworth MI Canada, Inc.	107,806
81,900	Gibson Energy, Inc.	1,419,195
1,040	goeasy Ltd.	44,695
20,119	Gran Colombia Gold Corp.(a)	75,610
54,929	Gran Tierra Energy, Inc.(a)	89,065
28,068	Great Canadian Gaming Corp.(a)	931,914
132,862	Guyana Goldfields, Inc.(a)	112,748
44,600	H&R Real Estate Investment Trust, REIT	766,425
23,574	Heroux-Devtek, Inc.(a)	339,374
10,400	High Arctic Energy Services, Inc.	25,137
16,641	High Liner Foods, Inc.	134,661
106,146	Home Capital Group, Inc.(a)	1,910,113
8,300	Horizon North Logistics, Inc.	10,565
132,513	Hudbay Minerals, Inc.	643,589
9,899	Hudson’s Bay Co.	73,654
111,427	iA Financial Corp., Inc.	4,471,264
18,493	IAMGOLD Corp.(a)	67,257
1,000	Indigo Books & Music, Inc.(a)	6,118
2,679	Innergex Renewable Energy, Inc.	30,509
6,826	Inter Pipeline Ltd.	114,870
7,600	Interfor Corp.(a)	68,929
28,181	International Petroleum Corp.(a)	121,094
2,288	International Petroleum Corp. - Sweden(a)	9,812
2,926	Intertape Polymer Group, Inc.	40,305
3,000	Just Energy Group, Inc.	10,433
51,087	K92 Mining, Inc.(a)	90,964
1,300	K-Bro Linen, Inc.	38,858
15,600	Kelt Exploration Ltd.(a)	49,407
8,066	Keyera Corp.	205,225
120,801	Killam Apartment Real Estate Investment Trust, REIT	1,794,899
4,921	Kinaxis, Inc.(a)	309,548
1,170,742	Kinross Gold Corp.(a)	4,706,383
88,445	Kinross Gold Corp.(a)	357,854
9,201	Kirkland Lake Gold Ltd.	380,505
83,033	Largo Resources Ltd.(a)	117,019
3,935	Laurentian Bank of Canada	135,390
7,726	Leon’s Furniture Ltd.	90,150
32,010	Linamar Corp.	1,084,139
24,000	Lucara Diamond Corp.	26,913
48,224	Lundin Mining Corp.	233,483
3,530	Magellan Aerospace Corp.	43,730
6,500	Major Drilling Group International, Inc.(a)	21,719
5,799	Maple Leaf Foods, Inc.	135,990
15,698	Martinrea International, Inc.	128,577
94,419	Medical Facilities Corp.	889,247
404,270	MEG Energy Corp.(a)	1,700,029

18

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
CANADA (continued)
923	Melcor Developments Ltd.	$9,301
2,303	Methanex Corp.	90,651
67,776	Metro, Inc.	2,650,854
600	Morguard Corp.	83,654
33,368	Morguard North American Residential Real Estate Investment Trust, REIT	500,343
486	MTY Food Group, Inc.	24,112
2,328	Mullen Group Ltd.	17,798
6,100	Neo Performance Materials, Inc.	55,833
929	NFI Group, Inc.	20,483
12,579	Noranda Income Fund	20,015
2,202	Norbord, Inc.	51,037
4,000	North American Construction Group Ltd.	50,159
4,400	North American Palladium Ltd.	50,741
1,646	North West Co., Inc. (The)	37,677
3,429	Northland Power, Inc.	65,265
71,000	Northview Apartment Real Estate Investment Trust REIT	1,463,252
406,000	Novagold Resources, Inc.(a)	2,505,020
26,500	NuVista Energy Ltd.(a)	54,614
688	Onex Corp.	41,563
44,689	Open Text Corp.	1,906,004
2,443	Osisko Gold Royalties Ltd.	28,821
7,400	Painted Pony Energy Ltd.(a)	5,214
226,793	Pan American Silver Corp.	3,444,986
8,103	Pan American Silver Corp.	123,405
5,724	Parex Resources, Inc.(a)	97,843
5,688	Parkland Fuel Corp.	185,879
2,400	Pason Systems, Inc.	32,259
17,152	Peyto Exploration & Development Corp.	51,984
18,608	Polaris Infrastructure, Inc.	194,145
17,700	Precision Drilling Corp.(a)	30,443
936	Premium Brands Holdings Corp.	68,119
4,315	Pretium Resources, Inc.(a)	46,786
12,900	PRO Real Estate Investment Trust, REIT	71,205
21,900	Quarterhill, Inc.	27,047
68,800	Quebecor, Inc. - Class B	1,558,660
10,943	RB Energy, Inc.(a)(b)	0
5,200	Real Matters, Inc.(a)	33,884
3,100	Reitmans Canada Ltd. - Class A	6,459
1,900	Richelieu Hardware Ltd.	37,516
633,580	Ritchie Bros Auctioneers, Inc.	22,865,902
1,600	Ritchie Bros. Auctioneers, Inc.	57,766
8,854	Rogers Sugar, Inc.	37,836
6,803	Russel Metals, Inc.	107,885
7,588	Sandstorm Gold Ltd.(a)	46,685
7,841	Secure Energy Services, Inc.	41,706
8,801	SEMAFO, Inc.(a)	35,276
Shares		Value
CANADA (continued)
40,478	Seven Generations Energy Ltd. - Class A(a)	$224,810
1,282	Sienna Senior Living, Inc.	19,233
2,500	Sierra Wireless, Inc.(a)	29,493
34,200	Silvercorp Metals, Inc.	105,207
1,991	Sleep Country Canada Holdings, Inc.	28,044
900	SmartCentres Real Estate Investment Trust REIT	22,087
800	Spin Master Corp.(a)	22,731
15,500	Sprott, Inc.	45,568
49,794	SSR Mining, Inc.(a)	766,828
3,143	SSR Mining, Inc.(a)	48,557
16,409	Stantec, Inc.	390,892
3,015	Stars Group, Inc. (The)(a)	46,922
2,160	Stella-Jones, Inc.	67,379
4,600	Storm Resources Ltd.(a)	6,099
3,500	Stuart Olson, Inc.	9,229
86,634	Summit Industrial Income REIT	856,625
19,026	SunOpta, Inc.(a)	54,203
47,444	Superior Plus Corp.	473,793
21,609	Surge Energy, Inc.	20,630
41,800	Tamarack Valley Energy Ltd.(a)	68,410
13,198	Teranga Gold Corp.(a)	51,299
3,064	TFI International, Inc.	96,925
1,901	TMX Group Ltd.	141,185
13,000	TORC Oil & Gas Ltd.	40,483
9,236	Torex Gold Resources, Inc.(a)	118,967
1,845	Toromont Industries Ltd.	92,544
15,364	Total Energy Services, Inc.	81,022
104,764	Tourmaline Oil Corp.	1,381,189
84,588	TransAlta Corp.	518,500
33,400	TransAlta Renewables, Inc.	346,451
7,390	Transcontinental, Inc. - Class A	84,998
15,803	TransGlobe Energy Corp.	24,546
16,352	Trican Well Service Ltd.(a)	12,018
12,100	Tucows, Inc. - Class A(a)	592,053
51,300	Turquoise Hill Resources Ltd.(a)	29,152
5,297	Uni-Select, Inc.	48,162
1,680	Valener, Inc.	32,969
11,390	Vermilion Energy, Inc.	204,102
3,202	Wajax Corp.	36,877
6,600	Wesdome Gold Mines Ltd.(a)	33,605
4,100	West Fraser Timber Co. Ltd.	160,266
58,838	Western Forest Products, Inc.	63,305
6,800	Westjet Airlines Ltd.	158,485
1,513	Westshore Terminals Investment Corp.	23,868
28,360	Whitecap Resources, Inc.	91,110
2,248	Winpak Ltd.	77,431
2,314	WSP Global, Inc.	130,515
8,466	Yamana Gold, Inc.	25,017

19

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
CANADA (continued)
29,694	Yangarra Resources Ltd.(a)	$43,423
5,814	Yellow Pages Ltd.(a)	35,154

		121,555,512
CHILE — 0.0%
43,415	AES Gener SA	10,884
21,597	Aguas Andinas SA - Class A	12,088
27,560	Besalco SA	23,683
8,688	CAP SA	89,098
9,672	Cia Cervecerias Unidas SA	135,597
1,045,870	Cia Sud Americana de Vapores SA(a)	35,505
338	Clinica Las Condes SA	18,340
26,113	Coca-Cola Embonor SA - Preference Shares	53,071
53,479	Colbún SA	10,042
14,858	Embotelladora Andina SA - Class B, Preference Shares	52,234
9,395	Empresa Nacional de Telecomunicaciones SA(a)	86,075
23,369	Engie Energia Chile SA	41,160
724,976	Enjoy SA(a)	43,045
113,766	Grupo Security SA	42,524
3,218	Hortifrut SA	8,241
112,676	Inversiones Aguas Metropolitanas SA	164,529
1,754	Inversiones La Construccion SA	27,473
8,200,620	Itau CorpBanca	63,600
273,781	Masisa SA(a)	16,465
6,895	Parque Arauco SA	18,785
45,001	PAZ Corp. SA	60,149
36,589	Ripley Corp. S.A.	26,999
39,651	Salfacorp SA	43,479
120,485	Sigdo Koppers SA	210,502
525,545	Sociedad Matriz SAAM SA	47,776
29,332	Socovesa SA	14,457
22,243	SONDA SA	29,383
18,421	Vina Concha y Toro SA	37,024

		1,422,208
CHINA — 2.4%
3,601	21Vianet Group, Inc. - ADR(a)	26,503
45,500	3SBio, Inc.(a)	76,839
926	51job, Inc. - ADR(a)	71,811
2,491	58.Com Inc. - ADR(a)	140,443
39,500	AAC Technologies Holdings, Inc.	212,255
235,250	Agile Group Holdings Ltd.	302,358
8,945,000	Agricultural Bank of China Ltd. - H Shares	3,620,720
9,824,000	Aluminum Corp. of China Ltd. - H Shares(a)	3,208,049
5,192,200	Angang Steel Co. Ltd. - H Shares	1,969,440
Shares		Value
CHINA (continued)
410,000	Anton Oilfield Services Group	$47,071
144,500	Asia Cement China Holdings Corp.	198,716
64,000	AVIC International Holdings Ltd. - H Shares(a)	39,532
69,000	AviChina Industry & Technology Co. Ltd. - H Shares	37,036
266,500	Baic Motor Corp. Ltd. - H Shares	168,370
8,376,770	Bank of China Ltd. - H Shares	3,401,704
26,500	Bank of Chongqing Co. Ltd. - H Shares	15,473
4,722,000	Bank of Communications Co. Ltd. - H Shares	3,435,485
80,000	Baoye Group Co. Ltd. - H Shares(a)	49,571
239,848	Baozun, Inc. - ADR(a)	11,898,859
308,000	BBMG Corp. - H Shares	89,614
208,000	Beijing Capital International Airport Co. Ltd. - H Shares	163,885
122,000	Beijing Capital Land Ltd. - H Shares	44,783
176,000	Beijing North Star Co. Ltd. - H Shares	65,978
2,554	Bitauto Holdings Ltd. - ADR(a)	29,141
92,000	BYD Electronic International Co. Ltd.	143,678
72,000	Cabbeen Fashion Ltd.	16,363
63,000	CAR, Inc.(a)	44,949
5,327	Cayman Engley Industrial Co. Ltd.	17,633
235,656	Central China Real Estate Ltd.	110,258
40,000	Central China Securities Co. Ltd. - H Shares	8,450
107,000	Chaowei Power Holdings Ltd.	40,133
70,000	China Animal Healthcare Ltd.(a)(b)	3,353
97,000	China Aoyuan Group Ltd.	129,747
1,049,000	China Cinda Asset Management Co. Ltd. - H Shares	228,839
293,000	China Coal Energy Co. Ltd. - H Shares	113,525
72,000	China Communications Services Corp. Ltd. - H Shares	50,127
42,000	China Conch Venture Holdings Ltd.	144,525
4,312,044	China Construction Bank Corp. - H Shares	3,310,489
114,800	China Dili Group(a)	33,762
1,834	China Distance Education Holdings Ltd. - ADR(a)	9,298
176,000	China Eastern Airlines Corp. Ltd. - H Shares(a)	96,700
20

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
CHINA (continued)
326,000	China Energy Engineering Corp. Ltd. - H Shares	$34,058
149,500	China Galaxy Securities Co. Ltd. - H Shares	79,794
124,000	China Greenland Broad Greenstate Group Co. Ltd.(a)	7,779
268,500	China Harmony New Energy Auto Holding Ltd.	81,687
259,000	China Hongqiao Group Ltd.	189,267
79,500	China Huiyuan Juice Group Ltd.(a)(b)	3,847
3,135	China Index Holdings Ltd. - ADR(a)	9,029
27,200	China International Capital Corp. Ltd.	51,458
76,440	China International Marine Containers Group Co. Ltd. - H Shares	72,302
3,735,000	China Lesso Group Holdings Ltd.	3,450,926
27,000	China Lilang Ltd.	23,886
53,000	China Longyuan Power Group Corp. - H Shares	32,409
74,000	China Maple Leaf Educational Systems Ltd.	26,537
114,000	China Medical System Holdings Ltd.	108,745
70,000	China Meidong Auto Holdings Ltd.	51,501
3,819,300	China Minsheng Banking Corp. Ltd. - H Shares	2,630,772
186,000	China Modern Dairy Holdings Ltd.(a)	29,379
114,000	China Molybdenum Co. Ltd. - H Shares	32,423
594,834	China National Building Material Co. Ltd. - H Shares	521,506
92,000	China Oilfield Services Ltd. - H Shares	103,784
164,000	China Oriental Group Co. Ltd.	73,010
2,650,500	China Railway Construction Corp. Ltd. - H Shares	3,062,435
4,945,000	China Railway Group Ltd. - H Shares	3,462,307
56,000	China Railway Signal & Communication Corp. Ltd. - H Shares	37,386
199,000	China Reinsurance Group Corp.	34,975
18,500	China Resources Medical Holdings Co. Ltd.	13,376
68,500	China Resources Pharmaceutical Group Ltd.	74,499
165,000	China Sanjiang Fine Chemicals Co. Ltd.	35,593
9,076,400	China SCE Group Holdings Ltd.	4,938,495
168,000	China Silver Group Ltd.(a)	15,525
Shares		Value
CHINA (continued)
72,000	China Southern Airlines Co. Ltd. - H Shares	$46,152
77,000	China Sunshine Paper Holdings Co. Ltd.	11,571
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)	0
5,888,000	China Telecom Corp. Ltd. - H Shares	2,626,226
31,000	China XLX Fertiliser Ltd.	9,169
34,000	China Yuhua Education Corp. Ltd.	16,841
209,000	China ZhengTong Auto Services Holdings Ltd.	78,093
264,800	China Zhongwang Holdings Ltd.	134,854
164,000	Chinasoft International Ltd.	81,537
4,094,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	2,139,990
461,923	CIFI Holdings Group Co. Ltd.	294,466
21,000	Colour Life Services Group Co. Ltd.	14,378
26,000	Consun Pharmaceutical Group Ltd.	15,723
1,015,600	Coolpad Group Ltd.(a)	44,111
280,093	COSCO SHIPPING Development Co. Ltd. - H Shares	34,482
106,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	60,369
66,500	COSCO SHIPPING Holdings Co. Ltd. - H Shares(a)	24,731
127,000	Cosmo Lady China Holdings Co. Ltd.	24,271
44,000	Country Garden Services Holdings Co. Ltd.	105,947
62,000	CPMC Holdings Ltd.	23,631
18,500	CSC Financial Co. Ltd. - H Shares	13,336
184,000	CSPC Pharmaceutical Group Ltd.	319,309
302,000	CT Environmental Group Ltd.(a)(b)	13,117
104,000	Da Ming International Holdings Ltd.(a)	26,116
112,000	Dali Foods Group Co. Ltd.	69,801
525,000	Dalian Port PDA Co. Ltd. - H Shares	67,640
92,000	Datang International Power Generation Co. Ltd. - H Shares	20,672
168,000	Dongfeng Motor Group Co. Ltd. - H Shares	149,841
9,800	Dongjiang Environmental Co. Ltd. - H Shares	8,824
179,000	Dongyue Group Ltd.	96,372

21

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
CHINA (continued)
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	$44,331
15,400	ENN Energy Holdings Ltd.	158,411
14,200	Everbright Securities Co. Ltd. - H Shares	10,942
3,135	Fang Holdings Ltd. - ADR(a)	6,489
334,500	Fantasia Holdings Group Co. Ltd.	54,739
84,000	FIH Mobile Ltd.(a)	11,786
38,000	Fu Shou Yuan International Group Ltd.	32,471
227,600	Fufeng Group Ltd.	111,677
142,000	Future Land Development Holdings Ltd.	119,300
24,400	Fuyao Glass Industry Group Co. Ltd. - H Shares	73,886
71,000	Genertec Universal Medical Group Co. Ltd.	53,746
32,000	Golden Eagle Retail Group Ltd.	36,951
1,007,600	GOME Retail Holdings Ltd.(a)	107,313
66,000	Goodbaby International Holdings Ltd.(a)	13,545
49,500	Grand Baoxin Auto Group Ltd.(a)	10,674
409,500	Great Wall Motor Co. Ltd. - H Shares	277,401
73,000	Greatview Aseptic Packaging Co. Ltd.	39,913
169,000	Greenland Hong Kong Holdings Ltd.	61,645
3,174,500	Greentown China Holdings Ltd.	2,383,633
34,000	Greentown Service Group Co. Ltd.	28,642
124,000	Guangshen Railway Co. Ltd. - H Shares	40,324
6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	24,653
2,806,800	Guangzhou R&F Properties Co. Ltd. - H Shares	5,078,320
204,000	Guorui Properties Ltd.	36,345
86,000	Haichang Ocean Park Holdings Ltd.(a)	13,332
569	Hailiang Education Group, Inc. - ADR(a)	36,018
32,000	Haitian International Holdings Ltd.	64,646
42,000	Harbin Electric Co. Ltd. - H Shares(a)	13,756
63,000	Harmonicare Medical Holdings Ltd(a)(b)	16,418
47,000	HC Group, Inc.(a)	11,972
Shares		Value
CHINA (continued)
33,000	Hengan International Group Co. Ltd.	$249,600
448,000	HengTen Networks Group Ltd.(a)	8,477
5,000	Hiroca Holdings Ltd.	10,916
36,000	Hisense Home Appliances Group Co. Ltd. - H Shares	39,489
337,000	Honghua Group Ltd.(a)	26,488
24,500	Honworld Group Ltd.	11,799
68,000	HOSA International Ltd.(a)(b)	473
23,000	Hua Hong Semiconductor Ltd.	47,399
48,000	Huadian Power International Corp. Ltd. - H Shares	20,091
138,000	Huan Yue Interactive Holdings Ltd.(a)	10,571
762,000	Huaneng Renewables Corp. Ltd. - H Shares	207,108
4,773	Huazhu Group Ltd. - ADR	156,363
183,700	Huishang Bank Corp. Ltd. - H Shares	71,363
5,202,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,493,386
11,900	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	8,789
90,900	JD.com, Inc. - ADR(a)	2,718,819
30,000	Jiangsu Expressway Co. Ltd. - H Shares	40,421
77,000	Jiangxi Copper Co. Ltd. - H Shares	95,295
63,000	Jingrui Holdings Ltd.	20,624
3,567	Jinkosolar Holding Co., Ltd. - ADR(a)	69,878
987,000	Kaisa Group Holdings Ltd.	409,356
7,000	Kasen International Holdings Ltd.	5,863
5,600,000	Kingdee International Software Group Co. Ltd.	5,334,415
23,000	Kingsoft Corp. Ltd.(a)	49,555
99,500	KWG Property Holding Ltd.	92,510
22,200	Legend Holdings Corp. - H Shares	52,281
416,000	Lenovo Group Ltd.	334,736
312,000	Leoch International Technology Ltd.	25,808
1,602	LexinFintech Holdings Ltd. - ADR(a)	16,981
80,000	Leyou Technologies Holdings Ltd.(a)	22,808
49,000	Li Ning Co. Ltd.	120,805
128,000	Lifetech Scientific Corp.(a)	24,010
96,000	Logan Property Holdings Co. Ltd.	145,158
280,000	Lonking Holdings Ltd.	72,633
56,500	Luye Pharma Group Ltd.	43,628
10,428,000	Maanshan Iron & Steel Co. Ltd. - H Shares	3,952,822

22

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
CHINA (continued)
151,000	Maoye International Holdings Ltd.	$10,570
303,000	Metallurgical Corp. of China Ltd. - H Shares	73,963
15,000	Microport Scientific Corp.	12,614
60,000	Minth Group Ltd.	169,085
279,800	Modern Land China Co. Ltd.	40,339
6,657	Momo, Inc. - ADR	226,138
1,049	Noah Holdings Ltd. - ADR(a)	33,925
273,000	NVC Lighting Holdings Ltd.	24,816
4,000	On-Bright Electronics, Inc.	21,336
54,000	O-Net Technologies Group Ltd.	29,471
18,000	Orient Securities Co. Ltd. - China - H Shares	10,971
59,000	Ozner Water International Holding Ltd.(a)	9,160
7,769,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	3,259,408
6,812,000	Postal Savings Bank of China Co. Ltd. - H Shares	3,961,512
486,000	Powerlong Real Estate Holdings Ltd.	294,839
113,000	Qingdao Port International Co. Ltd. - H Shares	80,538
212,500	Qinhuangdao Port Co. Ltd. - H Shares	40,789
432,449	Qudian, Inc. - ADR(a)	3,952,584
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)	12,603
67,000	Real Gold Mining Ltd.(a)(b)	2,251
32,016	Red Star Macalline Group Corp. Ltd. - H Shares	27,912
78,000	Redco Properties Group Ltd.	31,029
33,000	Regal International Airport Group Co. Ltd.	22,728
87,000	Ronshine China Holdings Ltd.	113,258
69,000	Sany Heavy Equipment International Holdings Co. Ltd.	27,129
356,580	Semiconductor Manufacturing International Corp.(a)	420,008
58,000	Shandong Chenming Paper Holdings Ltd. - H Shares	25,329
80,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	76,269
32,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	15,345
52,000	Shanghai Electric Group Co. Ltd. - H Shares	18,061
Shares		Value
CHINA (continued)
12,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	$35,524
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(a)	23,364
25,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	19,029
3,900	Shanghai Haohai Biological Technology Co. Ltd. - H Shares	22,890
157,235	Shanghai Jin Jiang Capital Co. Ltd.	27,889
54,100	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	104,031
274,000	Shanghai Prime Machinery Co. Ltd. - H Shares	30,031
53,000	Shengjing Bank Co. Ltd. - H Shares	37,896
32,000	Shenzhen Expressway Co. Ltd. - H Shares	37,984
211,881	Shui On Land Ltd.	45,227
206,000	Sihuan Pharmaceutical Holdings Group Ltd.	42,201
2,000	Silergy Corp.	40,343
5,295	SINA Corp./China(a)	207,140
4,675,562	Sino-Ocean Land Holdings Ltd.	1,881,213
38,500	Sinopec Engineering Group Co. Ltd. - H Shares	30,161
114,000	Sinopec Oilfield Service Corp. - H Shares(a)	13,318
272,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	94,896
104,400	Sinopharm Group Co. Ltd. - H Shares	385,924
54,000	Sinosoft Technology Group Ltd.	14,532
319,000	Sinotrans Ltd. - H Shares	109,948
93,500	Sinotruk Hong Kong Ltd.	137,105
214,000	Skyfame Realty Holdings Ltd.	32,135
100,500	SOHO China Ltd.	32,132
14,000	Southern Energy Holdings Group Ltd.(a)(b)	17,401
230,000	Springland International Holdings Ltd.	45,455
20,800	Sunny Optical Technology Group Co. Ltd.	240,518
69,000	Sunshine 100 China Holdings Ltd.(a)	12,820
3,840	Tarena International, Inc. - ADR(a)	6,106
16,000	Tenfu Cayman Holdings Co. Ltd.	10,506
255,000	Tenwow International Holdings Ltd.(a)(b)	2,323

23

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
CHINA (continued)
56,000	Tian Ge Interactive Holdings Ltd.(a)	$13,121
36,000	Tian Shan Development Holdings Ltd.	12,433
52,000	Tiangong International Co. Ltd.	16,122
100,000	Tianneng Power International Ltd.	79,841
110,000	Tingyi Cayman Islands Holding Corp.	164,166
31,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	37,041
12,800	Tonly Electronics Holdings Ltd.	9,460
27,500	TravelSky Technology Ltd. - H Shares	53,828
84,000	Trigiant Group Ltd.	15,648
201,000	Trony Solar Holdings Co. Ltd.(a)(b)	0
12,000	Tsingtao Brewery Co. Ltd. - H Shares	70,185
1,225,875	UBS Beijing Capital Retailing Group Co. Ltd. - A Shares(a)	1,171,704
1,392,100	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(a)	796,741
1,444,199	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares(a)	1,619,539
2,158,500	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares(a)	2,047,445
3,867,455	Ubs Csg Holding Co. Ltd. Note(a)	2,359,496
3,379,400	UBS Daqin Railway Co. Ltd. - A Shares(a)	3,878,064
646,955	Ubs Fujian Star-Net Communicat (Connect) Pnote(a)	2,476,291
2,343,845	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares(a)	2,304,961
1,062,294	UBS MLS Co. Ltd. - A Shares(a)	1,777,643
2,453,180	UBS Ping An Bank Co. Ltd. - A Shares(a)	5,035,226
4,773,200	UBS Rizhao Port Co. Ltd. - A Shares(a)	2,142,451
2,024,600	UBS Shandong Haihua Co. Ltd. - A Shares(a)	1,479,294
5,113,160	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares(a)	1,634,013
2,141,697	UBS Wuxi Taiji Industry Co. Ltd. - A Shares(a)	2,351,947
974,100	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	1,093,778
Shares		Value
CHINA (continued)
1,776,023	Ubs Yunnan Copper Co. Ltd. Note(a)	$2,711,419
83,400	Uni-President China Holdings Ltd.	98,642
32,746	Vipshop Holdings Ltd. - ADR(a)	248,870
229,000	Want Want China Holdings Ltd.	178,105
1,933	Weibo Corp. - ADR(a)	75,716
382,000	West China Cement Ltd.	64,368
14,500	Xiabuxiabu Catering Management China Holdings Co. Ltd.	20,154
504,000	Xiamen International Port Co. Ltd. - H Shares	62,913
120,012	Xingda International Holdings Ltd.	32,230
15,000	Xingfa Aluminium Holdings Ltd.	14,619
70,257	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	78,514
189,825	Xinyi Solar Holdings Ltd.	104,213
6,226	Xinyuan Real Estate Co. Ltd. - ADR	26,087
60,500	Xtep International Holdings Ltd.	43,568
34,000	Yadea Group Holdings Ltd.	6,938
11,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	19,985
288,000	Yanzhou Coal Mining Co. Ltd. - H Shares	253,486
290,000	Yashili International Holdings Ltd.	38,213
8,400	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares	42,306
20,000	Yihai International Holding Ltd.	106,124
1,342	Yirendai Ltd. - ADR(a)	15,017
104,500	Youyuan International Holdings Ltd.(a)	29,203
88,086	Yuzhou Properties Co. Ltd.	41,384
3,404	YY Inc. - ADR(a)	218,503
171,400	Zai Lab Ltd. - ADR(a)	5,505,368
43,000	Zhaojin Mining Industry Co. Ltd. - H Shares	49,978
28,000	Zhejiang Expressway Co. Ltd. - H Shares	27,102
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
34,500	Zhongsheng Group Holdings Ltd.	95,889
17,900	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	85,559

24

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
CHINA (continued)
214,000	Zijin Mining Group Co. Ltd. - Class H	$85,645
4,015,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	2,803,065

		149,267,365
COLUMBIA — 0.0%
4,176	Frontera Energy Corp.	42,336
CZECH REPUBLIC — 0.0%
88,800	Central European Media Enterprises Ltd. - Class A(a)	417,360
DENMARK — 0.9%
18,015	ALK-Abello A/S(a)	4,074,659
12,557	Alm Brand A/S	112,262
8,231	Amagerbanken A/S(a)(b)	0
3,554	Ambu A/S - B Shares	52,044
5,012	Bang & Olufsen A/S(a)	32,274
1,075	Bavarian Nordic A/S(a)	29,478
1,192	Brodrene Hartmann A/S	56,614
13,371	Columbus A/S	23,316
2,553	D/S Norden A/S	38,201
4,589	Demant A/S(a)	135,202
5,709	Dfds A/S	210,272
5,051	FLSmidth & Co. A/S	206,876
44,702	Genmab A/S(a)	8,279,077
189,969	GN Store Nord A/S	9,011,251
58,727	H. Lundbeck A/S	2,263,908
7,846	H+H International A/S - Class B(a)	112,288
169	Harboes Bryggeri A/S - Class B	1,940
14,183	ISS A/S	397,756
84	Jeudan A/S	12,682
3,232	Jyske Bank A/S(a)	103,003
139,281	Matas A/S	1,436,251
3,263	Nilfisk Holding A/S(a)	82,599
2,606	NKT A/S(a)	38,264
1,294	NNIT A/S	20,118
4,279	North Media AS	22,496
5,246	Pandora A/S	201,091
1,840	Parken Sport & Entertainment A/S	32,201
8,246	Per Aarsleff Holding A/S	271,709
2,702	Ringkjoebing Landbobank A/S	184,656
984	Rockwool International A/S - A Shares	216,133
22,538	Rockwool International A/S - B Shares	5,500,881
89,926	Royal Unibrew A/S	6,701,509
1,258	RTX A/S	29,820
5,456	Scandinavian Tobacco Group A/S	57,582
930	Schouw & Co.	69,222
Shares		Value
DENMARK (continued)
113,748	SimCorp A/S	$10,252,392
1,395	Solar A/S - Class B	63,977
45,482	Spar Nord Bank A/S	401,472
3,736	Sydbank A/S	64,995
2,492	TCM Group A/S	44,071
120	Tivoli A/S	12,226
5,663	Topdanmark A/S	290,263
179,350	Tryg A/S	5,473,973
866	Zealand Pharma AS(a)	19,396

		56,640,400
FAEROE ISLANDS — 0.0%
1,441	Bakkafrost	83,020
662	BankNordik P/F	10,927

		93,947
FINLAND — 0.2%
7,394	Adapteo Oyj(a)	86,482
589	Admicom Oyj	31,688
11,652	Afarak Group Oyj(a)	11,023
5,569	Aktia Bank Oyj	52,731
4,177	Alma Media Oyj	29,629
1,171	Asiakastieto Group Oyj	36,742
5,440	Aspo Oyj	54,061
5,681	Atria Oyj	47,887
3,664	Cargotec Oyj - Class B	108,482
5,077	Caverion Oyj	33,717
1,819	Citycon Oyj	18,544
2,890	Digia Oyj	10,463
11,781	DNA Oyj	272,348
9,841	Elisa Oyj	462,253
188,204	Finnair Oyj	1,326,141
4,622	Fiskars Oyj Abp	67,593
24,454	Huhtamaki Oyj	928,924
2,500	Ilkka-Yhtyma Oyj	10,087
30,191	Kemira Oyj	445,285
2,315	Kesko Oyj - A Shares	130,324
6,881	Kesko Oyj - B Shares	416,699
8,173	Konecranes Oyj	239,318
21,593	Lassila & Tikanoja Oyj	328,446
2,690	Marimekko Oyj	82,175
8,843	Metsa Board Oyj	44,112
6,367	Metso Oyj	244,654
6,587	Nokian Renkaat Oyj	188,841
1,595	Olvi Oyj - Class A	62,134
81,492	Oriola Oyj - Class B	183,736
4,633	Orion Oyj - Class A	159,695
82,498	Orion Oyj - Class B	2,822,287
19,752	Outokumpu Oyj	56,522
9,049	Outotec Oyj(a)	56,484
5,435	Ponsse Oyj	170,855
13,137	Raisio Oyj - V Shares	45,716
7,317	Revenio Group Oyj	164,878
102,332	Sanoma Oyj	1,013,011
57,453	Stora Enso Oyj - Class R	661,654
861	Talenom Oyj	33,828

25

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
FINLAND (continued)
1,099	Teleste Oyj	$7,041
2,486	Tieto Oyj	63,416
2,154	Tikkurila Oyj	33,473
149,946	Tokmanni Group Corp.	1,355,819
7,022	Uponor Oyj	73,762
2,873	Vaisala Oyj - Class A	64,905
136,399	Valmet Oyj	2,648,542
27,403	Wartsila Oyj Abp	344,284
9,140	YIT Oyj	50,577

		15,781,268
FRANCE — 0.9%
25,020	Air France-KLM(a)	260,821
3,647	AKWEL	71,676
9,940	Albioma SA	263,880
5,333	Alstom SA	229,686
151	Altarea SCA REIT	30,840
1,291	Alten SA	159,709
19,270	Altran Technologies SA	303,992
4,312	Amplitude Surgical SAS(a)	6,868
3,013	APRIL SA	72,282
1,731	ARGAN SA REIT	119,556
10,091	Arkema SA	908,249
2,563	Assystem SA	108,882
302	Aubay	10,623
703	Axway Software SA	9,775
769	Baikowski SAS(a)	14,142
612	Bastide le Confort Medical	24,879
3,577	Beneteau SA	37,272
9,026	Bigben Interactive	121,049
1,783	BioMerieux	150,883
1,109	Boiron SA	49,271
7,843	Bonduelle SCA	232,041
15,583	Bureau Veritas SA	388,286
117	Burelle SA	109,751
6,600	Casino Guichard Perrachon SA	244,192
1,521	Cegedim SA(a)	46,911
318,059	Cellectis SA(a)	4,688,829
602,331	CGG SA(a)	1,321,298
3,995	Cie des Alpes	109,815
7,211	Cie Plastic Omnium SA	190,240
25,235	Coface SA(a)	312,506
1,476	Covivio REIT	150,894
191,887	Derichebourg SA	709,555
423	Devoteam SA	50,604
11,512	Edenred	577,692
9,067	Eiffage SA	895,934
410	Electricite de Strasbourg SA	47,374
4,549	Elior Group SA	59,491
34,971	Elis SA	647,111
1,613	Eramet	77,143
1,646	Esso SA Francaise	45,428
93,903	Etablissements Maurel et Prom	302,828
Shares		Value
FRANCE (continued)
16,807	Europcar Mobility Group	$105,247
61,511	Eutelsat Communications SA	1,175,888
1,226	Exel Industries SA - Class A	62,392
19,399	Faurecia SE	918,013
296	Fleury Michon SA	11,620
2,980	Fnac Darty SA(a)	209,032
86,350	Gaztransport Et Technigaz SA	7,834,126
648	Gecina SA REIT	99,115
26,478	Getlink SE	382,323
9,776	GL Events	265,976
1,031	Groupe Crit	69,302
1,062	Groupe Guillin	22,058
720	Groupe Open	12,513
2,256	Guerbet	130,324
76	Haulotte Group SA	590
848	HEXAOM	31,161
895	ICADE REIT	77,768
172	ID Logistics Group(a)	32,198
3,445	Iliad SA	356,160
1,569	Imerys SA	65,592
1,448	Infotel SA	64,451
2,784	Ingenico Group SA	263,779
9,324	Interparfums SA	441,168
17,508	IPSOS	478,803
3,611	Jacquet Metal Service SA	64,325
1,834	JCDecaux SA	52,802
6,595	Kaufman & Broad SA	270,805
3,552	Klepierre SA REIT	109,568
140,114	Korian SA	5,530,426
302,216	Lagardere SCA	6,828,701
14,432	Latecoere SACA(a)	60,670
863	Laurent-Perrier	85,068
1,403	Le Belier	42,553
15,454	Lectra	316,705
1,180	Linedata Services	37,457
8,448	LISI	244,905
452	LNA Sante SA	24,942
2,551	Maisons du Monde SA	51,092
1,676	Manitou BF SA	39,583
447	Manutan International	36,026
14,528	Mersen SA	519,952
9,281	METabolic EXplorer SA(a)	15,469
19,785	Metropole Television SA	343,223
1,975	Mr Bricolage SA(a)	7,505
29,365	Neopost SA	590,020
10,393	Nexans SA	351,398
8,561	Nexity SA	411,044
5,130	NRJ Group	37,901
3,259	Oeneo SA	37,389
3,406	OL Groupe SA(a)	12,256
1,714	Orpea	214,144
339	Pierre & Vacances SA(a)	6,378
3,591	Plastivaloire	24,069
30,166	Poxel S.A.(a)	210,606
769	PSB Industries SA	21,560
3,654	Rallye SA	17,134

26

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
FRANCE (continued)
472	Remy Cointreau SA	$69,841
380,005	Rexel SA	4,243,134
163	Robertet SA	115,956
16,545	Rothschild & Co.	518,100
1,515	Rubis SCA	85,370
104	Samse SA	18,151
6,167	Sartorius Stedim Biotech	982,803
2,365	Savencia SA	174,448
13,917	SCOR SE	571,913
947	SEB SA	151,475
2,052	Seche Environnement SA	79,258
2,062	Societe BIC SA	143,699
436	Societe pour l’Informatique Industrielle	13,561
830	SOITEC(a)	86,133
21,152	Solocal Group(a)	17,517
2,239	Somfy SA	202,366
1,252	Sopra Steria Group	161,121
10,239	SPIE SA	189,786
1,237	Stef SA	109,729
17,568	Suez	257,515
3,477	Synergie SA	110,612
5,910	Tarkett SA	98,860
102,460	Technicolor SA(a)	86,735
4,878	Teleperformance	1,021,881
124,363	Television Francaise 1	1,245,994
876	Thermador Groupe	55,321
1,233	Trigano SA	123,706
3,300	Ubisoft Entertainment SA(a)	271,441
577	Union Financiere de France BQE SA	11,662
27,094	Valeo SA	844,318
35,511	Vallourec SA(a)	123,376
52,235	Valneva SE(a)	177,085
602	Vetoquinol SA	39,810
1,475	Vicat SA	66,178
1,831	VIEL & Cie SA	10,015
2,098	Vilmorin & Cie SA	114,974
10,773	Virbac SA(a)	1,999,778
1,002	Vranken - Pommery Monopole SA	24,305
1,412	Worldline S.A.(a)	100,900
		58,606,360
GABON — 0.0%
311	Total Gabon	45,902
GEORGIA — 0.0%
2,995	Bank of Georgia Group Plc	50,852
5,317	Georgia Capital Plc(a)	63,347
		114,199
GERMANY — 1.1%
6,244	1&1 Drillisch AG	187,522
768	2G Energy AG	32,715
14,653	7C Solarparken AG	49,838
Shares		Value
GERMANY (continued)
3,835	Aareal Bank AG	$109,107
1,504	ADO Properties SA	64,434
40,274	ADVA Optical Networking SE(a)	311,768
40,347	AIXTRON SE(a)	450,318
378	All for One Group AG	17,492
2,114	Allgeier SE	54,865
122,888	Alstria Office REIT AG	1,982,613
429	Amadeus Fire AG	58,278
352	Atoss Software AG	50,630
1,859	Aurubis AG	80,739
8,322	Axel Springer SE	574,410
507	Basler AG	22,041
15,773	Bauer AG	364,248
2,096	BayWa AG	54,558
1,729	Bechtle AG	191,523
1,177	Bertrandt AG	78,837
2,221	bet-at-home.com AG	139,822
2,168	Bijou Brigitte AG	95,504
3,351	Bilfinger SE	98,384
1,050	Biotest AG - Preference Shares	25,488
70,477	Borussia Dortmund GmbH & Co. KGaA	702,203
15,068	Brenntag AG	735,946
1,385	CANCOM SE	77,430
42,850	Carl Zeiss Meditec AG	4,695,050
15,457	CECONOMY AG(a)	99,050
2,761	CENIT AG	34,778
11,092	CENTROTEC Sustainable AG	147,383
1,047	Cewe Stiftung & Co. KGaA	96,714
3,909	comdirect bank AG	40,342
50,197	Commerzbank AG	340,620
14,198	CompuGroup Medical SE	1,095,433
32,881	Covestro AG	1,482,973
5,229	CropEnergies AG	34,879
63,557	CTS Eventim AG & Co KGaA	3,169,353
3,082	Dermapharm Holding SE	104,610
21,727	Deutsche Lufthansa AG	344,331
12,324	Deutsche Pfandbriefbank AG	139,910
135,864	Deutz AG	937,902
7,815	DIC Asset AG	88,106
5,735	DMG Mori AG	267,631
464	Dr Hoenle AG	29,091
551	Draegerwerk AG & Co. KGaA	23,564
14,782	Draegerwerk AG & Co. KGaA - Preference Shares	802,128
3,940	Duerr AG	117,181
1,414	Eckert & Ziegler Strahlen- und Medizintechnik AG	186,658
7,918	Elmos Semiconductor AG	172,461
9,661	Encavis AG	77,639
961	Energiekontor AG	18,381
36,468	Evotec SE(a)	1,027,692
808	Fielmann AG	56,224

27

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
GERMANY (continued)
763	First Sensor AG	$24,825
7,169	Fraport AG Frankfurt Airport Services Worldwide	598,706
16,338	Freenet AG	318,782
1,136	FUCHS PETROLUB SE	39,897
2,915	Fuchs Petrolub SE - Preference Shares	111,700
8,712	GEA Group AG	216,233
4,747	Gerresheimer AG	369,232
3,642	Gesco AG	93,187
5,054	GFT Technologies SE	39,091
350	Grammer AG	11,839
4,785	GRENKE AG	410,709
3,242	Hamborner AG REIT	32,173
37,309	Hamburger Hafen und Logistik AG	940,528
5,298	Hapag-Lloyd AG	222,513
291	Hawesko Holding AG	11,415
53,051	Heidelberger Druckmaschinen AG(a)	57,801
4,049	Hella GmbH & Co. KGaA	190,904
1,172	HOCHTIEF AG	132,810
1,232	Hornbach Baumarkt AG	22,740
214	Hornbach Holding AG & Co KGaA	11,510
3,768	HUGO BOSS AG	236,822
5,512	Indus Holding AG	218,753
1,032	Isra Vision AG	44,700
1,149	Jenoptik AG	32,199
5,780	Jungheinrich AG - Preference Shares	128,535
11,079	K+S AG	178,802
7,052	KION Group AG	375,886
937	Koenig & Bauer AG	37,615
1,347	Krones AG	76,555
210	KSB SE & Co. KGaA	69,058
2,185	KWS Saat SE & Co. KGaA	152,009
18,099	LANXESS AG	1,077,301
2,823	LEG Immobilien AG	325,552
2,138	Leifheit AG	46,192
3,242	Leoni AG(a)	43,475
1,329	LPKF Laser & Electronics AG(a)	10,313
466	Manz AG(a)	11,456
1,297	MasterFlex SE	8,466
1,242	Mensch und Maschine Software SE	45,029
83,863	METRO AG	1,289,969
5,961	MLP SE	29,637
115,131	MorphoSys AG(a)	13,892,346
1,821	MTU Aero Engines AG	453,789
5,868	Nemetschek SE	326,245
995	New Work SE	381,086
530	Nexus AG	18,658
5,156	Nordex SE(a)	60,359
2,170	Norma Group SE	77,805
Shares		Value
GERMANY (continued)
981	OHB SE	$35,983
15,988	OSRAM Licht AG	601,791
4,429	Patrizia AG	85,558
263	Pfeiffer Vacuum Technology AG	36,681
18,266	PNE AG	58,042
960	Progress-Werk Oberkirch AG	27,481
8,839	ProSiebenSat.1 Media SE	114,175
1,157	PSI Software AG	21,894
3,452	Puma SE	240,490
35,476	QSC AG	53,769
870	R Stahl AG(a)	25,745
158	Rational AG	107,549
9,061	Rheinmetall AG	1,028,181
1,725	RHOEN-KLINIKUM AG	45,728
4,230	RIB Software AG	91,041
7,393	SAF-Holland SA	76,179
4,579	Salzgitter AG	98,846
802	Sartorius AG - Preference Shares	162,229
26,151	Schaeffler AG - Preference Shares	192,822
1,854	Schaltbau Holding AG(a)	57,782
4,609	Scout24 AG(a)	254,912
330	Secunet Security Networks AG	44,612
5,841	SGL Carbon SE(a)	39,275
22,915	Siltronic AG	1,754,311
191,451	Sirius Real Estate Ltd.	155,019
888	Sixt Leasing SE	10,613
1,152	Sixt SE	118,305
1,830	Sixt SE - Preference Shares	121,378
431	SMA Solar Technology AG(a)	10,336
977	Softing AG	7,853
42,826	Software AG	1,202,117
3,105	Sto Se & Co. KGAA - Preference Shares	317,976
148	STRATEC SE	9,651
2,297	Stroeer SE & Co. KGaA	180,944
4,202	Suedzucker AG	65,256
2,504	Suess MicroTec AG(a)	24,752
2,878	Surteco Group SE	74,715
447,771	TAG Immobilien AG	10,541,128
26,517	Takkt AG	362,069
6,947	Talanx AG	291,515
695	Technotrans SE	14,850
82,338	Telefonica Deutschland Holding AG	207,295
4,769	TLG Immobilien AG	139,978
524	Traffic Systems SE	10,445
24,008	TUI AG	238,387
10,041	Uniper SE	309,357
20,431	United Internet AG	606,024
4,509	VERBIO Vereinigte BioEnergie AG	35,876

28

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
GERMANY (continued)
982	VIB Vermoegen AG	$28,883
2,097	Villeroy & Boch AG - Preference Shares	31,024
2,349	Vossloh AG	92,072
2,883	Wacker Chemie AG	213,011
3,432	Wacker Neuson SE	68,765
841	Washtec AG	44,497
6,821	Wuestenrot & Wuerttembergische AG	135,713
		66,670,884
GIBRALTAR — 0.0%
11,850	888 Holdings Plc	21,919
GREECE — 0.2%
3,578	Aegean Airlines SA	32,358
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
1,872,832	Alpha Bank AE(a)	3,635,242
1,924	Autohellas SA	12,533
10,097	Ellaktor SA(a)	24,235
2,818,956	Eurobank Ergasias SA(a)	2,737,568
4,916	GEK Terna Holding Real Estate Construction SA(a)	34,820
34,185	Intralot SA-Integrated Lottery Systems & Services(a)	21,755
2,125	Mytilineos Holdings SA	25,828
585,773	National Bank of Greece SA(a)	1,708,308
205,619	OPAP SA	2,314,293
35,269	Piraeus Bank SA(a)	120,291
22,848	Proton Bank SA(a)(b)	0
2,633	Sarantis SA	25,210
12,534	T Bank SA(a)(b)	0
2,904	Terna Energy SA	23,269
210	Thessaloniki Port Authority SA	6,963
31,091	TT Hellenic Postbank SA(a)(b)	0
		10,722,673
HONG KONG — 0.9%
215,000	Agritrade Resources Ltd.	30,778
430,000	Alibaba Pictures Group Ltd.(a)	86,892
1,273,693	Allied Properties HK Ltd.	282,359
58,000	AMVIG Holdings Ltd.	13,550
435,000	Applied Development Holdings Ltd.(a)	18,044
144,250	APT Satellite Holdings Ltd.	56,215
144,000	Asia Financial Holdings Ltd.	78,483
5,300	ASM Pacific Technology Ltd.	61,984
74,000	Associated International Hotels Ltd.	213,715
18,000	Ausnutria Dairy Corp. Ltd.	32,483
4,400	Bank of East Asia Ltd. (The)	12,688
Shares		Value
HONG KONG (continued)
29,000	Beijing Enterprises Holdings Ltd.	$141,584
228,000	Beijing Enterprises Medical & Health Group Ltd.(a)	7,100
330,000	Beijing Enterprises Water Group Ltd.	173,694
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0
204,000	Bright Smart Securities & Commodities Group Ltd.	36,351
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)	41,533
108,000	Brilliance China Automotive Holdings Ltd.	117,700
1,644,354	Brockman Mining Ltd.(a)	33,485
2,266,667	Build King Holdings Ltd.	307,746
654,000	Cafe de Coral Holdings Ltd.	2,174,680
28,000	Camsing International Holding, Ltd.(b)	4,149
92,000	Carrianna Group Holdings Co. Ltd.	9,603
55,000	Cathay Pacific Airways Ltd.	77,569
166,800	Century City International Holdings Ltd.	13,781
564,000	CGN New Energy Holdings Co. Ltd.	72,309
6,361,000	Champion REIT	4,715,391
137,082	Cheuk Nang Holdings Ltd.	73,481
85,873	Chevalier International Holdings Ltd.	122,747
88,000	Chiho Environmental Group Ltd.(a)	10,294
138,137	China Agri-Industries Holdings Ltd.	42,049
344,000	China Beidahuang Industry Group Holdings Ltd.(a)	8,691
47,000	China Everbright Greentech Ltd.	29,633
56,222	China Everbright International Ltd.	49,510
525,600	China Fiber Optic Network System Group Ltd.(a)(b)	14,100
66,000	China Flavors & Fragrances Co. Ltd.	13,906
98,000	China Foods Ltd.	41,888
88,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.	47,065
6,603,000	China High Precision Automation Group Ltd.(a)(b)	0
29,000	China High Speed Transmission Equipment Group Co. Ltd.	18,606
322,000	China Jinmao Holdings Group Ltd.	207,466

29

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
24,000	China Merchants Port Holdings Co. Ltd.	$39,719
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0
1,010,000	China Oil and Gas Group Ltd.	46,147
111,000	China Overseas Grand Oceans Group Ltd.	58,095
120,000	China Overseas Property Holdings Ltd.	60,682
113,333	China Power International Development Ltd.	28,405
298,440	China Resources Cement Holdings Ltd.	272,744
36,800	China Resources Gas Group Ltd.	186,267
44,000	China Resources Power Holdings Co. Ltd.	63,185
168,000	China Ruifeng Renewable Energy Holdings Ltd.(a)	9,312
892,000	China South City Holdings Ltd.	122,423
142,000	China State Construction Development Holdings Ltd.	15,958
252,870	China State Construction International Holdings Ltd.	259,756
146,000	China Taiping Insurance Holdings Co. Ltd.	403,105
152,000	China Traditional Chinese Medicine Holdings Co. Ltd.	69,404
192,000	China Travel International Investment Hong Kong Ltd.	35,293
2,612,000	China Unicom Hong Kong Ltd.	2,544,755
60,000	China Vast Industrial Urban Development Co. Ltd.	23,915
34,000	China Water Affairs Group Ltd.	30,250
128,000	China Water Industry Group Ltd.(a)	8,937
30,000	Chong Hing Bank Ltd.	52,189
297,715	Chow Sang Sang Holdings International Ltd.	405,839
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	22,664
237,500	Chuang’s Consortium International Ltd.	50,765
38,000	CIMC Enric Holdings Ltd.	27,364
5,304,000	CITIC Telecom International Holdings Ltd.	2,188,930
274,000	Citychamp Watch & Jewellery Group Ltd.(a)	56,960
490,000	CK Life Sciences International Holdings, Inc.	24,542
47,000	Clear Media Ltd.	27,764
233,000	CMIC Ocean En-Tech Holding Co. Ltd.(a)	8,569
Shares		Value
HONG KONG (continued)
168,000	Comba Telecom Systems Holdings Ltd.(a)	$41,993
940,000	Concord New Energy Group Ltd.	46,020
2,354,687	COSCO SHIPPING Ports Ltd.	2,052,054
2,209,105	Cowell e Holdings, Inc.	381,209
1,766,000	CP Pokphand Co. Ltd.	148,484
1,359,335	CSI Properties Ltd.	60,522
173,614	Dah Chong Hong Holdings Ltd.	55,160
155,164	Dah Sing Banking Group Ltd.	269,814
124,377	Dah Sing Financial Holdings Ltd.	557,682
208,000	Dawnrays Pharmaceutical Holdings Ltd.	39,534
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)	11,863
108,000	Dynasty Fine Wines Group Ltd.(a)	8,002
118,000	EcoGreen International Group Ltd.	22,521
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
198,416	Emperor International Holdings Ltd.	49,738
2,900,000	Emperor Watch & Jewellery Ltd.	71,241
92,000	EVA Precision Industrial Holdings Ltd.	7,976
108,000	Ever Sunshine Lifestyle Services Group Ltd.	54,619
56,000	Fairwood Holdings Ltd.	184,633
212,893	Far East Consortium International Ltd.	101,025
309,000	Far East Horizon Ltd.	287,403
2,052,000	First Pacific Co. Ltd.	855,534
27,100	Fortune Real Estate Investment Trust REIT	35,072
170,000	Fountain SET Holdings Ltd.	25,624
127,877	FSE Services Group Ltd.	50,993
355,000	Fullshare Holdings Ltd.(a)	12,645
554,000	GCL-New Energy Holdings Ltd.(a)	21,100
1,770,000	GCL-Poly Energy Holdings Ltd.(a)	100,815
500,000	Gemdale Properties & Investment Corp. Ltd.	59,594
3,122,000	Get Nice Holdings Ltd.	105,411
702,000	Giordano International Ltd.	241,213
220,000	Gold Peak Industries Holdings Ltd.	22,981
86,000	Goldlion Holdings Ltd.	32,674
3,000	Great Eagle Holdings Ltd.	12,160
7,050,000	G-Resources Group Ltd.(a)	50,137
188,600	Guotai Junan International Holdings Ltd.	29,794

30

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
63,000	Haier Electronics Group Co. Ltd.	$148,068
22,000	Hang Lung Group Ltd.	56,510
133,267	Hanison Construction Holdings Ltd.	22,587
114,000	Harbour Centre Development Ltd.	197,202
8,500	Health and Happiness H&H International Holdings Ltd.	49,524
2,160,000	Hengdeli Holdings Ltd.	115,761
24,000	HK Electric Investments & HK Electric Investments Ltd.	24,330
45,500	HKBN Ltd.	82,143
29,441	HKC Holdings Ltd.	19,124
468,000	HKR International Ltd.	237,649
90,000	Hon Kwok Land Investment Co. Ltd.	45,273
136,151	Hongkong & Shanghai Hotels Ltd. (The)	177,445
112,000	Hopson Development Holdings Ltd.	115,932
166,000	Hsin Chong Group Holdings Ltd.(a)(b)	5,566
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)	2,234
8,000	IMAX China Holding, Inc.	18,370
208,000	International Housewares Retail Co. Ltd.	56,981
175,000	IPE Group Ltd.	16,957
5,476,331	IRC Ltd.(a)	118,595
396,000	IT Ltd.	144,600
66,905	ITC Properties Group Ltd.	13,634
100,000	Jiayuan International Group Ltd.	43,265
62,877	Johnson Electric Holdings Ltd.	113,171
838,000	Joy City Property Ltd.	101,034
134,000	Ju Teng International Holdings Ltd.	31,706
6,002	K Wah International Holdings Ltd.	3,123
1,500,000	Kai Yuan Holdings Ltd.(a)	8,179
13,000	Kerry Logistics Network Ltd.	22,289
316,000	Kerry Properties Ltd.	1,186,582
118,200	Kingboard Holdings Ltd.	290,986
125,500	Kingboard Laminates Holdings Ltd.	103,491
74,000	Kingmaker Footwear Holdings Ltd.	11,732
238,000	Kingston Financial Group Ltd.	44,134
249,000	Kowloon Development Co. Ltd.	312,876
382,000	Kunlun Energy Co. Ltd.	333,153
43,180	Lai Fung Holdings Ltd.	43,345
48,900	Lai Sun Development Co. Ltd.	68,963
120,640	Lai Sun Garment International Ltd.	146,625
Shares		Value
HONG KONG (continued)
9,000	Lam Soon Hong Kong Ltd.	$16,293
68,000	Landsea Green Group Co. Ltd.	7,968
464,500	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	167,552
24,000	Lee & Man Chemical Co. Ltd.	12,416
292,200	Lee & Man Paper Manufacturing Ltd.	178,359
13,500	Lee’s Pharmaceutical Holdings Ltd.	8,531
2,696,000	Li & Fung Ltd.	375,759
88,000	Lifestyle China Group Ltd.(a)	28,036
430,269	Link REIT (The)	5,004,538
94,000	Liu Chong Hing Investment Ltd.	142,540
21,000	Luk Fook Holdings International Ltd.	63,347
38,000	LVGEM China Real Estate Investment Co. Ltd.	13,496
1,298,000	Magnificent Hotel Investment Ltd.	29,977
19,200	Mandarin Oriental International Ltd.	30,423
85,387	Midland Holdings Ltd.	14,532
109,000	Ming Fai International Holdings Ltd.	13,500
429,000	Mingfa Group International Co. Ltd.(a)(b)	3,085
702,000	Minmetals Land Ltd.	108,682
36,000	Miramar Hotel & Investment Co. Ltd.	75,800
56,000	Modern Dental Group Ltd.	9,039
1,150,000	Nan Hai Corp. Ltd.	20,522
2,390,000	New Provenance Everlasting Holdings Ltd.(a)	7,565
97,000	New World Department Store China Ltd.(a)	17,080
176,000	NewOcean Energy Holdings Ltd.(a)	37,216
250,000	Nine Dragons Paper Holdings Ltd.	202,356
339,000	Nissin Foods Co. Ltd.	246,591
40,000	NOVA Group Holdings Ltd.	8,926
76,000	NWS Holdings Ltd.	141,110
44,788	Oriental Watch Holdings	13,223
62,000	Overseas Chinese Town Asia Holdings Ltd.	22,630
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)	4,691
39,000	Pacific Textile Holdings Ltd.	30,761
201,240	Paliburg Holdings Ltd.	76,621
334,000	Panda Green Energy Group Ltd.(a)	12,730
76,000	PAX Global Technology Ltd.	30,474
40,000	PC Partner Group Ltd.	9,448

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
125,394	PCCW Ltd.	$71,513
48,000	Peace Mark Holdings Ltd.(a)(b)	0
1,624,000	Perfect Shape Medical Ltd.	767,869
368,000	Pico Far East Holdings Ltd.	113,685
4,216,000	Poly Property Group Co. Ltd.	1,555,303
1,427,800	Polytec Asset Holdings Ltd.	183,724
597,000	Pou Sheng International Holdings Ltd.	166,103
91,000	Prinx Chengshan Cayman Holding Ltd.	83,403
196,000	PT International Development Co. Ltd.(a)	11,374
60,000	Public Financial Holdings Ltd.	24,943
30,000	Realord Group Holdings Ltd.(a)	17,013
160,200	Regal Hotels International Holdings Ltd.	97,138
547,000	Regal Real Estate Investment Trust, REIT	157,751
46,000	Regina Miracle International Holdings, Ltd.	34,533
7,000	Road King Infrastructure Ltd.	14,392
275,000	Samson Holding Ltd.(a)	12,798
116,000	SAS Dragon Holdings Ltd.	34,478
27,095	Seaspan Corp.	275,014
57,516	Shanghai Industrial Holdings Ltd.	117,844
211,000	Shanghai Industrial Urban Development Group Ltd.	33,985
880,000	Shanghai Zendai Property Ltd.(a)	11,555
18,000	Shangri-La Asia Ltd.	21,900
120,000	Shenwan Hongyuan HK Ltd.	21,301
54,175	Shenzhen International Holdings Ltd.	100,068
198,659	Shenzhen Investment Ltd.	71,231
152,129	Shimao Property Holdings Ltd.	420,150
128,000	Shougang Fushan Resources Group Ltd.	26,507
1,470,000	Singamas Container Holdings Ltd.	194,318
1,919,000	Sino Biopharmaceutical Ltd.	2,340,731
148,000	Sinofert Holdings Ltd.	16,556
102,000	Sinopec Kantons Holdings Ltd.	41,037
21,000	SITC International Holdings Co. Ltd.	23,147
24,000	SJM Holdings Ltd.	26,054
108,878	Skyworth Group Ltd.	29,563
340,500	SmarTone Telecommuni-cations Holding Ltd.	312,919
182,386	SMI Holdings Group Ltd.(a)(b)	8,737
200,000	SOCAM Development Ltd.(a)	52,666
1,740,000	South China Holdings Co. Ltd.(a)	48,964
Shares		Value
HONG KONG (continued)
71,212	SSY Group Ltd.	$63,142
288,923	Stella International Holdings Ltd.	465,815
690,000	Summit Ascent Holdings Ltd.(a)	110,532
3,093,500	Sun Art Retail Group Ltd.	3,128,680
309,801	Sun Hung Kai & Co. Ltd.	142,175
920,000	Sunlight Real Estate Investment Trust REIT	674,735
144,000	Tang Palace China Holdings Ltd.	22,563
66,000	Tao Heung Holdings, Ltd.	12,438
86,666	TCL Electronics Holdings Ltd.	39,244
43,600	Television Broadcasts Ltd.	70,049
42,000	Texhong Textile Group Ltd.	42,179
54,000	Texwinca Holdings Ltd.	15,969
159,800	Tian An China Investment Co. Ltd.	78,383
690,000	Tianjin Port Development Holdings Ltd.	70,982
75,000	Tibet Water Resources Ltd.(a)	18,878
1,464,000	Time Interconnect Technology Ltd.	107,576
447,073	Tomson Group Ltd.	127,996
800,000	Tongda Group Holdings Ltd.	58,736
62,000	Top Spring International Holdings Ltd.	13,574
47,235	Towngas China Co. Ltd.	35,965
163,039	TPV Technology Ltd.	51,072
30,400	Transport International Holdings Ltd.	87,322
497,600	Tsit Wing International Holdings Ltd.	89,930
98,000	Tsui Wah Holdings Ltd.	7,486
279,000	Union Medical Healthcare Ltd.	244,494
774,000	United Energy Group Ltd.(a)	139,514
58,500	United Laboratories International Holdings Ltd. (The)	32,041
44,000	Up Energy Development Group Ltd.(a)(b)	136
27,000	Value Partners Group Ltd.	16,096
1,101,300	Valuetronics Holdings Ltd.	521,121
101,600	Victory City International Holdings Ltd.	6,343
7,000	Vinda International Holdings Ltd.	13,685
14,000	Vitasoy International Holdings Ltd.	65,907
79,600	VSTECS Holdings Ltd.	43,535
231,896	VTech Holdings Ltd.	2,033,803
240,000	Wai Kee Holdings Ltd.	157,263
18,409,667	Wang On Group Ltd.	243,890
68,622	Wasion Holdings Ltd.	24,935

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
36,000	Wharf Holdings Ltd. (The)	$87,533
68,000	Wing On Co. International Ltd.	209,799
182,000	Wing Tai Properties Ltd.	122,923
60,000	Xinyi Glass Holdings Ltd.	60,482
1,469,252	Yue Yuen Industrial Holdings Ltd.	4,116,749
518,946	Yuexiu Property Co. Ltd.	117,312
2,100,191	Yuexiu Transport Infrastructure Ltd.	1,668,088
20,000	Zhongyu Gas Holdings Ltd.	20,802
162,000	Zhuguang Holdings Group Co. Ltd.(a)	20,842
306,000	Zhuhai Holdings Investment Group Ltd.	31,828

		57,538,245
HUNGARY — 0.0%
5,186	MOL Hungarian Oil & Gas Plc	52,631
33,762	Richter Gedeon Nyrt	593,202

		645,833
INDIA — 0.6%
116	3M India Ltd.(a)	35,498
2,639	5Paisa Capital Ltd.(a)	6,439
1,487	Aarti Drugs Ltd.	9,972
2,978	Aarti Industries Ltd.	71,844
1,662	ABB India Ltd.	32,848
2,871	ACC Ltd.	64,832
6,979	Adani Enterprises Ltd.	12,997
59,679	Adani Gas Ltd.	131,974
45,415	Adani Green Energy Ltd.(a)	30,673
581,694	Adani Ports & Special Economic Zone Ltd.	3,179,987
49,774	Adani Power Ltd.(a)	43,820
28,080	Adani Transmission Ltd(a)	84,047
7,689	Aditya Birla Capital Ltd.(a)	9,130
12,792	Aegis Logistics Ltd.	34,573
1,354	AIA Engineering Ltd.	33,425
1,948	Ajanta Pharma Ltd.	24,897
250	Akzo Nobel India Ltd.	6,337
7,855	Alembic Pharmaceuticals Ltd.	59,711
2,907	Amara Raja Batteries Ltd.	28,496
10,048	Ambuja Cements Ltd.	29,334
26,000	Andhra Bank(a)	7,311
1,878	Anup Engineering Ltd. (The)	12,550
3,061	Apar Industries Ltd.	21,691
684	APL Apollo Tubes Ltd.	13,851
5,067	Apollo Hospitals Enterprise Ltd.	99,280
38,391	Apollo Tyres Ltd.	87,519
10,143	Arvind Fashions Ltd.(a)	88,053
29,548	Arvind Ltd.	23,543
66,084	Ashok Leyland Ltd.	66,723
3,306	Ashoka Buildcon Ltd.(a)	5,784
2,530	Astral Polytechnik Ltd.	45,660
Shares		Value
INDIA (continued)
933	Atul Ltd.	$49,244
9,727	Aurobindo Pharma Ltd.	80,606
3,997	Avanti Feeds Ltd.	17,870
4,216	Bajaj Consumer Care Ltd.	15,865
11,543	Bajaj Holdings & Investment Ltd.	569,766
1,167	Balaji Amines Ltd.	3,962
3,655	Balkrishna Industries Ltd.	37,175
20,684	Balrampur Chini Mills Ltd.	42,391
57,043	Bank of Baroda(a)	87,888
1,330	BASF India Ltd.	19,713
1,477	Bata India Ltd.	27,965
1,085	BEML Ltd.	13,211
9,384	Berger Paints India Ltd.	44,978
19,283	Bharat Electronics Ltd.	28,636
12,322	Bharat Forge Ltd.	75,389
1,789,516	Bharat Heavy Electricals Ltd.	1,526,393
129	Bharat Rasayan Ltd.	7,554
621,722	Bharti Airtel Ltd.	3,040,730
2,062	Birla Corp. Ltd.	17,361
15,210	Birlasoft Ltd.	16,429
4,707	Bliss Gvs Pharma Ltd.	10,074
311	Blue Dart Express Ltd.	10,838
1,044	Blue Star Ltd.	10,241
7,567	Bodal Chemicals Ltd.	8,636
12,029	Bombay Dyeing & Manufacturing Co. Ltd.	12,383
7,289	Brigade Enterprises Ltd.	27,644
2,111	Cadila Healthcare Ltd.	6,971
5,574	Can Fin Homes Ltd.	31,237
8,528	Canara Bank(a)	29,120
7,476	Carborundum Universal Ltd.	35,755
1,183	Care Ratings Ltd.	12,950
2,644	CCL Products India Ltd.	9,426
1,987	Ceat Ltd.	23,511
4,533	Century Plyboards India Ltd.	8,277
944	Century Textiles & Industries Ltd.	12,168
1,713	CESC Ltd.	18,482
342	CESC Ventures Ltd.(a)	2,002
35,669	CG Power and Industrial Solutions Ltd.(a)	9,426
17,449	Chambal Fertilizers and Chemicals Ltd.	37,823
56,756	Chennai Super Kings Cricket Ltd.(a)(b)	348
7,485	Cholamandalam Financial Holdings Ltd.	49,441
13,865	Cholamandalam Investment and Finance Co. Ltd.	52,067
14,495	Cipla Ltd.	109,543
12,260	City Union Bank Ltd.	34,484
4,270	Coffee Day Enterprises Ltd.(a)	7,585
5,074	Colgate-Palmolive India Ltd.	87,500
7,227	Container Corp. Of India Ltd.	53,617
11,412	Coromandel International Ltd.	61,734

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
INDIA (continued)
15,702	Cox & Kings Financial Service Ltd.(a)	$386
20,123	Cox & Kings Ltd.	3,361
887	CRISIL Ltd.	16,753
23,809	Crompton Greaves Consumer Electricals Ltd.	79,449
2,991	Cummins India Ltd.	30,741
14,681	Cyient Ltd.	98,353
10,700	Dalmia Bharat Ltd.	143,158
16,168	DCB Bank Ltd.	45,761
9,427	DCM Shriram Ltd.	54,414
4,866	Deepak Nitrite Ltd.	19,566
8,598	Delta Corp Ltd.	19,046
21,697	Dewan Housing Finance Corp. Ltd.(a)	15,401
1,358,249	Dish TV India Ltd.	538,321
5,976	Dishman Carbogen Amcis Ltd.(a)	18,006
2,682	Divi’s Laboratories Ltd.	63,525
1,477,693	DLF Ltd.	3,802,140
1,513	Dr Lal PathLabs Ltd.	23,852
4,629	Dr Reddys Laboratories Ltd.	172,297
2,840	eClerx Services Ltd.	24,630
12,047	EID Parry India Ltd.	24,987
4,882	EIH Ltd.	11,731
3,704	Elgi Equipments Ltd.	13,370
3,941	Emami Ltd.	18,290
625	Endurance Technologies Ltd.	8,350
5,540	Engineers India Ltd.	8,022
7,399	Escorts Ltd.	50,287
22,601	Essel Propack Ltd.	43,633
11,633	Exide Industries Ltd.	30,905
4,388	FDC Ltd/India(a)	9,889
89,105	Federal Bank Ltd.	119,088
4,296	Federal-Mogul Goetze India Ltd.(a)	32,364
6,598	Finolex Cables Ltd.	35,863
4,610	Finolex Industries Ltd.	35,218
21,394	Firstsource Solutions Ltd.	15,243
14,906	Fortis Healthcare Ltd.(a)	25,963
40,366	Future Enterprises Ltd.(a)	13,880
4,129	Future Retail Ltd.(a)	24,644
3,252	Gabriel India Ltd.	4,213
708	Garware Technical Fibers Ltd.	11,395
8,390	Gateway Distriparks Ltd.	13,194
10,841	Gayatri Projects Ltd.(a)	22,346
7,704	GHCL Ltd.	23,234
3,335	GIC Housing Finance Ltd.	11,744
220	Gillette India Ltd.	22,867
810	GlaxoSmithKline Consumer Healthcare Ltd.	87,030
522	GlaxoSmithKline Pharmaceuticals Ltd.	9,145
16,245	Glenmark Pharmaceuticals Ltd.	100,324
3,122	Godfrey Phillips India Ltd.	31,403
Shares		Value
INDIA (continued)
1,368	Godrej Industries Ltd.	$9,167
10,942	Granules India Ltd.	14,392
6,570	Graphite India Ltd.	29,253
6,972	Great Eastern Shipping Co. Ltd. (The)	23,855
16,172	Greaves Cotton Ltd.	31,393
770	Greenlam Industries Ltd.	7,794
5,192	Grindwell Norton Ltd.	41,400
8,690	GRUH Finance Ltd.	31,090
4,027	Gujarat Alkalies & Chemicals Ltd.	24,363
6,920	Gujarat Ambuja Exports Ltd.	13,375
2,199	Gujarat Flourochemicals Ltd.	28,933
8,027	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,502
27,992	Gujarat State Fertilizers & Chemicals Ltd.	32,632
15,512	Gujarat State Petronet Ltd.	47,731
9,482	Havells India Ltd.	88,659
610	HEG Ltd.	8,697
14,346	HeidelbergCement India Ltd.	40,165
5,553	Hikal Ltd.	11,857
151,702	Himachal Futuristic Communications Ltd.	42,906
8,085	Himadri Speciality Chemical Ltd.	9,471
4,003	Himatsingka Seide Ltd.	7,737
103,068	Hindalco Industries Ltd.	283,872
2,430	Hinduja Global Solutions Ltd.	20,866
12,605	Hindustan Petroleum Corp. Ltd.	48,490
102	Honeywell Automation India Ltd.	34,243
4,443	Huhtamaki PPL Ltd.	14,494
1,415	I G Petrochemicals Ltd.	3,932
41,116	IDFC First Bank Ltd.	24,934
73,673	IDFC Ltd.(a)	38,209
65,962	IFCI Ltd.(a)	6,879
38,969	IIFL Holdings Ltd.	66,577
38,969	IIFL Securities Ltd.(a)(b)	116,627
5,567	IIFL Wealth Management Ltd.(a)(b)	7,699
17,077	India Cements Ltd. (The)	21,665
951	India Glycols Ltd.	2,866
31,090	Indiabulls Housing Finance Ltd.	240,272
27,666	Indiabulls Real Estate Ltd.(a)	35,288
16,070	Indiabulls Ventures Ltd.	55,515
2,931	Indian Bank(a)	7,896
4,977	Indian Hotels Co. Ltd. (The)	10,339
63,408	Indian Overseas Bank(a)	10,259
6,915	Indraprastha Gas Ltd.	30,363
2,957	IndusInd Bank Ltd.	60,475
121	Ingersoll-Rand India Ltd.	1,041
2,064	Inox Leisure Ltd.(a)	8,797
1,367	Intellect Design Arena Ltd.(a)	4,450

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
INDIA (continued)
1,853	InterGlobe Aviation Ltd.	$41,839
2,682	International Paper APPM Ltd.(a)	16,829
2,764	Ipca Laboratories Ltd.	38,264
5,565	ITD Cementation India Ltd.	6,236
8,265	Jagran Prakashan Pvt Ltd.	10,074
29,744	Jain Irrigation Systems Ltd.	8,815
7,106	JB Chemicals & Pharmaceuticals Ltd.	38,153
4,727	Jindal Poly Films Ltd.	16,001
29,253	Jindal Saw Ltd.	28,541
8,127	Jindal Stainless Hisar Ltd.(a)	7,888
16,998	Jindal Stainless Ltd.(a)	7,281
38,658	Jindal Steel & Power Ltd.(a)	75,313
980	JK Cement, Ltd.	13,723
21,600	JK Paper Ltd.	34,225
53,110	JM Financial Ltd.	51,374
63,861	JSW Energy Ltd.	62,935
6,931	JTEKT India Ltd.	7,169
4,756	Jubilant Foodworks Ltd.	82,543
18,044	Jubilant Life Sciences Ltd.	114,909
3,247	Just Dial Ltd.(a)	32,766
4,040	Jyothy Laboratories Ltd.	8,989
1,524	Kajaria Ceramics Ltd.	10,462
7,256	Kalpataru Power Transmission Ltd.	50,366
3,790	Kansai Nerolac Paints Ltd.	23,464
21,127	Karur Vysya Bank Ltd. (The)	19,260
2,611	Kaveri Seed Co. Ltd.	16,904
8,411	KEC International Ltd.	37,564
4,381	KEI Industries Ltd.	27,827
1,261	Kiri Industries Ltd.(a)	8,867
4,060	Kirloskar Oil Engines Ltd.	9,964
4,865	KNR Constructions Ltd.	18,900
3,298	Kolte-Patil Developers Ltd.	10,168
15,210	KPIT Technologies Ltd.(a)	17,637
2,402	KPR Mill Ltd.	19,950
4,012	KRBL Ltd.	12,854
39,001	L&T Finance Holdings Ltd.	55,788
366	Lakshmi Machine Works Ltd.	21,462
1,792	Larsen & Toubro Infotech Ltd.	39,334
2,599	Laurus Labs Ltd.	12,640
34,906	LIC Housing Finance Ltd.	261,804
11,263	Lupin Ltd.	125,049
21,539	Mahindra & Mahindra Financial Services Ltd.	94,953
3,236	Mahindra CIE Automotive Ltd.(a)	8,388
77,559	Manappuram Finance Ltd.	127,501
16,573	Marksans Pharma Ltd.	3,858
3,410	Max Financial Services Ltd.(a)	20,594
11,396	Max India Ltd.(a)	10,006
16,866	Meghmani Organics Ltd.	12,126
6,096	Minda Corp. Ltd.	7,429
6,474	Minda Industries Ltd.	27,210
Shares		Value
INDIA (continued)
67,260	Mindtree Ltd.	$697,928
4,129	MOIL Ltd.	8,082
19,923	Motherson Sumi Systems Ltd.	30,742
1,610	Motilal Oswal Financial Services Ltd.	12,256
3,839	Mphasis Ltd.	52,289
66	MRF Ltd.	51,246
15,818	Muthoot Finance Ltd.	139,195
3,534	Natco Pharma Ltd.	26,384
62,036	National Aluminium Co. Ltd.	40,978
17,565	Nava Bharat Ventures Ltd.	22,742
1,175	Navin Fluorine International Ltd.	10,615
3,720	Navneet Education Ltd.	5,464
28,062	NCC Ltd.	29,682
1,485	NESCO Ltd.	11,883
35,322	NHPC Ltd.	11,353
6,355	NIIT Technologies Ltd.	110,847
534	Nilkamal Ltd.	7,228
14,212	NOCIL Ltd.	18,393
2,785	Oberoi Realty Ltd.	22,173
4,635	Oil India Ltd.	10,723
3,942	Omaxe Ltd.	11,377
1,101	Oracle Financial Sevices Software Ltd.(a)	54,238
9,517	Oriental Bank of Commerce(a)	9,382
346	Page Industries Ltd.	90,939
3,534	Parag Milk Foods Ltd.	11,708
19,480	PC Jeweller Ltd.	9,639
2,402	Persistent Systems Ltd.	18,126
90,350	Petronet LNG Ltd.	309,669
765	Pfizer Ltd.	33,638
7,356	Phillips Carbon Black Ltd.	12,816
4,125	Phoenix Mills Ltd. (The)	38,426
4,169	PI Industries Ltd.	66,467
55,160	Piramal Enterprises Ltd.	1,444,061
759	PNB Housing Finance Ltd.	7,792
3,217	Polyplex Corp. Ltd.	21,387
63,986	Power Finance Corp. Ltd.(a)	101,669
735	Power Mech Projects Ltd.	10,068
16,420	Prestige Estates Projects Ltd.	60,571
1,013	Procter & Gamble Health Ltd.	69,414
839	Procter & Gamble Hygiene & Health Care Ltd.	132,623
20,382	PTC India Ltd.	16,525
39,797	Punjab National Bank(a)	39,780
470	PVR Ltd.	10,338
1,816	Radico Khaitan Ltd.	7,828
19,040	Rain Industries Ltd.	24,539
7,281	Rajesh Exports Ltd.	72,839
7,747	Ramco Cements Ltd. (The)	82,589
1,209	Ramkrishna Forgings Ltd.	7,981

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
INDIA (continued)
12,082	Rashtriya Chemicals & Fertilizers Ltd.	$8,644
1,420	Ratnamani Metals & Tubes Ltd.	19,085
1,973	Raymond Ltd.	18,798
1,324	RBL Bank Ltd.	7,747
65,007	REC Ltd.	132,004
55,478	Redington India Ltd.	86,380
320,767	Reliance Capital Ltd.	241,249
201,276	Reliance Infrastructure Ltd.	137,020
47,774	Reliance Power Ltd.(a)	2,453
5,621	Repco Home Finance Ltd.	26,447
1,027	RP-SG Retail Ltd.(a)(b)	2,412
6,157	Sadbhav Engineering Ltd.	12,566
471	Sanofi India Ltd.	41,924
2,386	Sharda Cropchem Ltd.	9,164
2,147	Shilpa Medicare Ltd.(a)	10,980
489	Shriram City Union Finance Ltd.	9,683
11,440	Shriram Transport Finance Co. Ltd.	160,540
1,578	Siemens Ltd.	26,175
2,280	Siyaram Silk Mills Ltd.	8,431
1,495	SKF India Ltd.	40,050
2,942	Sobha Ltd.	23,305
2,749	Sonata Software Ltd.	12,783
21,465	South Indian Bank Ltd. (The)	3,806
44,552	Srei Infrastructure Finance Ltd.	7,615
3,116	SRF Ltd.	122,017
1,016,961	State Bank of India(a)	4,887,440
3,181,204	Steel Authority of India Ltd.(a)	1,967,099
12,228	Sterlite Technologies Ltd.	26,375
3,128	Strides Pharma Science Ltd.	17,445
5,386	Sun TV Network Ltd.	36,845
4,575	Sundram Fasteners Ltd.	29,080
5,914	Sunteck Realty Ltd.	33,673
2,717	Supreme Industries Ltd.	41,424
3,270	Surya Roshni Ltd.	8,877
8,752	Suven Life Sciences Ltd.	28,871
516	Swaraj Engines Ltd.	7,798
600	Symphony Ltd.	10,776
42,645	Syndicate Bank(a)	19,814
5,348	Syngene International Ltd.	23,404
13,420	TAKE Solutions Ltd.	18,558
3,870	Tata Chemicals Ltd.	32,351
2,835	Tata Communications Ltd.	19,292
1,756	Tata Elxsi Ltd.	16,207
17,372	Tata Global Beverages Ltd.	63,328
1,013	Tata Metaliks Ltd.	7,727
9,423	Tata Power Co. Ltd.	8,263
25	TCI Express Ltd.	206
4,498	Techno Electric & Engineering Co. Ltd.(a)	16,574
Shares		Value
INDIA (continued)
2,619	Thermax Ltd.	$41,765
3,081	Thomas Cook India Ltd.	8,344
23,253	Time Technoplast Ltd.	26,661
970	Timken India Ltd.	9,571
4,248	Torrent Pharmaceuticals Ltd.	102,815
6,133	Torrent Power Ltd.	27,123
3,514	Transport Corp. of India Ltd.	13,402
1,040	Trent Ltd.	6,001
10,744	Trident Ltd.	8,247
5,808	Triveni Turbine Ltd.	8,584
413	TTK Prestige Ltd.	32,008
15,510	Tube Investments of India Ltd.	77,825
5,542	TV Today Network Ltd.	21,673
2,513,790	TV18 Broadcast Ltd.(a)	786,208
5,078	Uflex Ltd.	16,031
20,119	Union Bank of India(a)	19,665
3,158	United Breweries Ltd.	64,788
3,267	United Spirits Ltd.(a)	28,113
36,342	UPL Ltd.	313,366
2,826	Vardhman Textiles Ltd.	37,318
305	Venky’s India Ltd.	5,432
375	Vesuvius India Ltd.	5,440
5,959	V-Guard Industries Ltd.	20,072
830	Vinati Organics Ltd.	21,816
4,598	VIP Industries Ltd.	25,394
337,825	Vodafone Idea Ltd.(a)	33,590
3,561	Voltas Ltd.	30,017
2,640	VRL Logistics Ltd.	9,070
629	VST Industries Ltd.	30,561
368	WABCO India Ltd.	32,468
18,219	Welspun Corp. Ltd.	29,408
29,615	Welspun India Ltd.	21,446
8,145	West Coast Paper Mills Ltd.	26,041
3,755	Wockhardt Ltd.(a)	16,952
160,048	Yes Bank Ltd.	210,909
6,294	Zee Entertainment Enterprises Ltd.	32,951
6,637	Zensar Technologies Ltd.	20,249
888	Zydus Wellness Ltd.	19,327
		35,298,594
INDONESIA — 0.1%
267,300	Ace Hardware Indonesia Tbk PT	34,925
1,665,700	Adaro Energy Tbk PT	149,794
190,300	Adhi Karya Persero Tbk PT	19,995
81,400	AKR Corporindo Tbk PT	23,110
1,500,100	Alam Sutera Realty Tbk PT(a)	35,398
517,329	Aneka Tambang Persero Tbk PT	34,080
28,100	Asahimas Flat Glass Tbk PT	10,597
45,900	Astra Agro Lestari Tbk PT	32,587
9,876,000	Bakrie Telecom Tbk PT(a)(b)	35,229

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
INDONESIA (continued)
1,325,350	Bank Pan Indonesia Tbk PT(a)	$135,643
246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	27,828
611,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	27,872
391,900	Bank Permata Tbk PT(a)	26,371
242,600	Bank Tabungan Negara Persero Tbk PT	42,156
1,314,500	Barito Pacific Tbk PT	362,482
166,200	Bukit Asam Tbk PT	32,300
456,700	Bumi Serpong Damai Tbk PT(a)	45,842
1,062,101	Ciputra Development Tbk PT	93,119
644,973	Citra Marga Nusaphala Persada Tbk PT(a)	62,508
681,000	Delta Dunia Makmur Tbk PT(a)	23,415
858,400	Elnusa Tbk PT	21,932
191,500	Erajaya Swasembada Tbk PT	28,514
36,600	Fajar Surya Wisesa Tbk PT	20,772
591,000	Gajah Tunggal Tbk PT(a)	28,987
1,052,900	Global Mediacom Tbk PT	29,088
2,616,900	Hanson International Tbk PT(a)	19,227
271,700	Indah Kiat Pulp and Paper Corp. Tbk PT	143,384
365,600	Indika Energy Tbk PT	38,390
47,100	Indo Tambangraya Megah Tbk PT	56,274
13,200	Indocement Tunggal Prakarsa Tbk PT	20,970
123,500	Indofood Sukses Makmur Tbk PT	62,007
354,800	Japfa Comfeed Indonesia Tbk PT	40,328
69,709	Jasa Marga Persero Tbk PT	29,605
7,473,140	Kawasan Industri Jababeka Tbk PT(a)	164,055
883,300	Kresna Graha Investama PT Tbk(a)	36,203
3,233,920	Lippo Karawaci Tbk PT(a)	64,444
288,300	Malindo Feedmill Tbk PT	22,758
66,200	Matahari Department Store Tbk PT	17,466
1,490,275	Mayora Indah Tbk PT	264,289
1,694,200	Medco Energi Internasional Tbk PT(a)	101,981
631,500	Media Nusantara Citra Tbk PT	61,634
631,400	Mitra Adiperkasa Tbk PT	42,485
2,498,100	MNC Investama Tbk PT(a)	13,871
1,155,000	MNC Land Tbk PT(a)	11,033
844,100	Modernland Realty Tbk PT(a)	15,841
25,000	Pabrik Kertas Tjiwi Kimia Tbk PT	21,244
463,800	Pakuwon Jati Tbk PT	24,231
Shares		Value
INDONESIA (continued)
332,600	Pan Brothers Tbk PT	$16,991
1,705,900	Panin Financial Tbk PT(a)	42,484
17,834,700	Perusahaan Gas Negara Persero Tbk	2,591,089
195,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,762
276,100	PP Persero Tbk PT	41,900
995,300	Rimo International Lestari Tbk PT(a)	9,308
463,300	Salim Ivomas Pratama Tbk PT(a)	11,088
257,900	Sawit Sumbermas Sarana Tbk PT	18,555
157,200	Selamat Sempurna Tbk PT	17,308
49,400	Siloam International Hospitals Tbk PT(a)	22,143
117,500	Sinar Mas Agro Resources & Technology Tbk PT	33,897
1,203,400	Sri Rejeki Isman Tbk PT	29,980
292,700	Sumber Alfaria Trijaya Tbk PT	20,063
523,400	Summarecon Agung Tbk PT	49,199
137,100	Surya Citra Media Tbk PT	15,076
236,000	Timah Tbk PT	17,321
586,900	Tiphone Mobile Indonesia Tbk PT	15,821
141,600	Tower Bersama Infrastructure Tbk PT	42,388
1,313,000	Trada Alam Minera Tbk PT(a)	11,029
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
765,600	Tunas Baru Lampung Tbk PT	43,841
539,500	Tunas Ridean Tbk PT	39,636
156,900	Vale Indonesia Tbk PT(a)	33,580
1,429,700	Waskita Beton Precast Tbk PT	36,850
439,785	Waskita Karya Persero Tbk PT	63,679
440,200	Wijaya Karya Beton Tbk PT	18,294
392,700	Wijaya Karya Persero Tbk PT	64,896
407,100	XL Axiata Tbk PT(a)	93,286
		6,070,728
IRELAND — 1.1%
576,745	Allegion Plc	59,716,177
101,022	Bank of Ireland Group Plc	445,779
74,161	C&C Group Plc	337,480
43,303	COSMO Pharmaceuticals NV(a)	3,780,631
4,646	Datalex Plc(b)	4,711
5,572	FBD Holdings Plc	58,492
31,774	Glanbia Plc	413,617
39,093	Grafton Group Plc - Units	344,032
28,329	Greencore Group Plc	73,720
28,124	Hibernia REIT plc	46,943
16,165	IFG Group Plc(a)	36,766
20,975	Irish Continental Group Plc - Units	96,093
7,387	Kingspan Group Plc	361,302

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
IRELAND (continued)
10,380	Paddy Power Betfair Plc	$819,888
5,111	Permanent TSB Group Holdings Plc(a)	6,440
23,785	Smurfit Kappa Group Plc	748,318
4,022	Tarsus Group Plc	20,687
7,190	UDG Healthcare Plc	69,614
		67,380,690
ISLE OF MAN — 0.0%
21,481	GVC Holdings Plc	153,888
9,939	Playtech Plc	53,354
		207,242
ISRAEL — 0.7%
15,851	AFI Properties Ltd.(a)	485,672
98,808	Airport City Ltd.(a)	1,812,021
0	Alrov Properties and Lodgings Ltd.	12
2,636	Ashtrom Group Ltd.	22,409
771	AudioCodes Ltd.	14,891
42,780	B Communications Ltd.(a)	59,345
25,544	Bezeq The Israeli Telecommunication Corp. Ltd.	17,379
984	Blue Square Real Estate Ltd.	44,174
1,944	Carasso Motors Ltd.	7,863
6,659	Cellcom Israel Ltd.(a)	19,044
67,300	CyberArk Software Ltd.(a)	9,346,624
58	Danel Adir Yeoshua Ltd.	4,080
3,303	Delek Automotive Systems Ltd.	13,991
442	Delta-Galil Industries Ltd.	12,861
5,250	Direct Insurance Financial Investments Ltd.	59,747
59,878	El Al Israel Airlines(a)	15,236
111	Electra Ltd/Israel	31,482
2,728	Equital Ltd.(a)	89,127
10,577	FIBI Holdings Ltd.	317,758
1,470	First International Bank Of Israel Ltd.	37,896
423	Formula Systems 1985 Ltd.	23,943
450	Fox Wizel Ltd.	13,481
6,288	Harel Insurance Investments & Financial Services Ltd.	49,097
850	Hilan Ltd.	29,538
257	IDI Insurance Co. Ltd.	9,231
110,161	Industrial Buildings Corp. Ltd.(a)	236,719
130,881	Israel Chemicals Ltd.	704,399
14,400	Israel Corp. Ltd. (The)(a)	3,504,932
1,287,209	Israel Discount Bank Ltd. - Class A	5,555,635
834	Israel Land Development - Urban Renewal Ltd.	8,322
14,660,184	Isramco Negev 2 LP	2,941,547
1,893	Isras Investment Co. Ltd.	316,586
822,192	Jerusalem Economy Ltd.(a)	3,338,375
Shares		Value
ISRAEL (continued)
98,782	Kamada Ltd.(a)	$563,519
232	Malam - Team Ltd.	28,792
1,841	Matrix IT Ltd.	28,918
4,865	Meitav DS Investments Ltd.	18,227
1	Melisron Ltd.	39
1,809	Menora Mivtachim Holdings Ltd.	28,911
109,106	Migdal Insurance & Financial Holding Ltd.	132,949
453,871	Mizrahi Tefahot Bank Ltd.(a)	10,890,395
470	Municipal Bank Ltd.	97,540
33,904	Naphtha Israel Petroleum Corp. Ltd.	223,052
1,640	Norstar Holdings, Inc.	26,368
1,709,546	Oil Refineries Ltd.(a)	917,291
246,069	Partner Communications Co. Ltd.(a)	1,004,105
17,737	Paz Oil Co. Ltd.	2,512,019
5,147	Phoenix Holdings Ltd. (The)	32,089
1,644	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	86,758
700	Scope Metals Group Ltd.	17,032
24,020	Shikun & Binui Ltd.	82,596
1	Shufersal Ltd.	4
16,358	Strauss Group Ltd.	493,574
16,262	Summit Real Estate Holdings Ltd.	160,968
22,461	Taptica international Ltd.	51,124
3,836	Tower Semiconductor Ltd.(a)	75,237
6,295	Union Bank of Israel(a)	29,948
744	YH Dimri Construction & Development Ltd.	16,329
		46,661,201
ITALY — 0.8%
2,253,045	A2A SpA	3,938,292
48,412	ACEA SpA	910,316
2,417	Aeffe SpA(a)	4,636
4,816	Amplifon SpA	118,702
17,168	Anima Holding SpA	63,112
918	Aquafil SpA	8,011
184,608	Arnoldo Mondadori Editore SpA(a)	300,716
25,968	Ascopiave SpA	118,017
71,757	Autogrill SpA	758,443
258,237	Azimut Holding SpA	4,839,976
5,753	Banca Farmafactoring SpA	31,094
177,121	Banca Generali SpA	5,156,881
259,156	Banca Mediolanum SpA	1,854,302
31,291	Banca Popolare di Sondrio SCPA	65,027
61,100	Banca Profilo SpA	10,450
15,282	Banca Sistema SpA	21,086
76,238	Banco BPM SpA(a)	142,132

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
ITALY (continued)
1,604	Banco di Desio e della Brianza SpA	$3,502
32,122	BasicNet SpA	161,051
37,142	BE	41,063
1,214	Biesse SpA	15,115
24,960	BPER Banca	92,868
1,238	Brunello Cucinelli SpA	39,209
4,215	Buzzi Unicem SpA	85,661
9,666	Cairo Communication SpA	27,693
40,557	Cementir Holding SpA	284,837
14,741	Cerved Group SpA	116,156
113,717	CIR-Compagnie Industriali Riunite SpA	125,671
52,532	Credito Emiliano SpA	263,088
496,813	Credito Valtellinese SpA(a)	29,389
1,766	Danieli & C Officine Meccaniche SpA	30,784
2,219	Datalogic SpA	39,017
40,590	Davide Campari-Milano SpA	377,503
5,018	De’ Longhi SpA	100,893
62,065	DeA Capital SpA	89,048
1,255	DiaSorin SpA	145,546
407	El.En. SpA	7,947
51,684	Elica SpA(a)	123,177
24,133	Emak SpA	26,193
5,916	ERG SpA	114,402
155,768	Esprinet SpA	523,241
169,044	Eurotech SpA(a)	914,357
982,958	Falck Renewables SpA	4,541,260
132,050	Fiera Milano SpA	574,165
1,968	Fila SpA	28,848
30,193	Fincantieri SpA	31,187
2,400	Fine Foods & Pharmaceuticals NTM	26,552
16,174	FinecoBank Banca Fineco SpA	160,899
72,956	FNM SpA	41,046
13,782	Freni Brembo SpA	140,971
21,426	Geox SpA	30,092
7,204	Gruppo MutuiOnline SpA	122,802
857,976	Hera SpA	3,194,608
997	IMA Industria Macchine Automatiche SpA	78,278
50,928	Immobiliare Grande Distribuzione SIIQ SpA, REIT	327,483
51,250	IMMSI SpA(a)	35,146
14,478	Infrastrutture Wireless Italiane SpA	146,462
3,528	Interpump Group SpA	99,170
525,038	Iren SpA	1,373,774
576,728	Italgas SpA	3,644,222
42,259	Juventus Football Club SpA(a)	72,643
45,078	Leonardo SpA	548,841
2,583	LU-VE SpA	32,675
11,155	Maire Tecnimont SpA	26,847
1,779	Mariella Burani SpA(a)(b)	0
Shares		Value
ITALY (continued)
1,563	MARR SpA	$33,692
4,244	Massimo Zanetti Beverage Group SpA	26,853
63,364	Mediaset SpA(a)	185,587
74,819	Mediobanca Banca di Credito Finanziario SpA	749,392
9,829	Moncler SpA	403,582
963,345	Piaggio & C SpA	2,893,422
10,043	Piquadro SpA	26,882
26,809	Pirelli & C SpA	157,910
65,530	Poste Italiane SpA	699,353
13,200	PRADA SpA	40,521
1,015	Prima Industrie SpA	16,986
9,272	Prysmian SpA	190,880
8,184	RAI Way SpA	48,571
8,742	Recordati SpA	391,510
88,169	Reno de Medici SpA	67,016
971	Reply SpA	64,965
15,504	Retelit SpA	25,754
31,219	Rizzoli Corriere Della Sera Mediagroup SpA	33,475
3,291	Sabaf SpA	53,329
18,123	Saipem SpA(a)	89,574
9,131	Salini Impregilo SpA(a)	17,458
1,495	Salvatore Ferragamo SpA	31,354
73,717	Saras SpA	121,342
6,627	Servizi Italia SpA	23,443
4,133	Sesa SpA	162,812
167,508	Societa Cattolica di Assicurazioni SC	1,421,471
33,004	Societa Iniziative Autostradali e Servizi SpA	626,022
15,060	Sogefi SpA(a)	20,068
10,989	SOL SpA	131,209
3,996	Technogym SpA	42,924
54,970	Tinexta Spa	750,960
6,610	Uni Land SpA(a)(b)	0
777	Unieuro SpA	10,666
61,477	Unione di Banche Italiane SpA	157,835
626,773	Unipol Gruppo SpA	3,215,149
42,696	UnipolSai Assicurazioni SpA	111,310
3,382	Zignago Vetro SpA	38,235
		50,478,087
JAPAN — 6.9%
92,400	77 Bank Ltd. (The)	1,317,304
63,000	A&D Co. Ltd.	454,257
1,900	Achilles Corp.	35,510
43,800	Adastria Co. Ltd.	857,141
7,300	ADEKA Corp.	106,771
700	Advance Create Co. Ltd.	11,952
1,700	Advanex, Inc.	26,371
250,300	Advantest Corp.	9,638,772
300	Adventure, Inc.	9,213

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
13,900	Aeon Delight Co. Ltd.	$414,169
22,300	AEON Financial Service Co. Ltd.	359,751
1,900	Aeon Mall Co. Ltd.	29,168
20,200	Ahresty Corp.	106,157
2,000	Ai Holdings Corp.	31,226
1,500	Aica Kogyo Co. Ltd.	43,211
4,800	Aichi Bank Ltd. (The)	164,574
3,600	Aichi Corp.	22,545
2,800	Aichi Steel Corp.	87,342
1,000	Aichi Tokei Denki Co. Ltd.	38,541
3,500	Aida Engineering Ltd.	27,705
15,100	Aiful Corp.(a)	30,778
1,200	Ain Holdings, Inc.	65,641
6,600	Aiphone Co. Ltd.	100,905
29,800	Air Water, Inc.	487,020
4,700	Airport Facilities Co. Ltd.	22,191
20,300	Aisan Industry Co. Ltd.	135,820
300	Akatsuki, Inc.	20,138
7,300	Akita Bank Ltd. (The)	133,883
300	Albis Co. Ltd.	6,998
5,800	Alconix Corp.	69,104
3,000	Alinco, Inc.	26,716
3,400	Alleanza Holdings Co. Ltd.	25,600
1,700	Alpen Co. Ltd.	24,260
2,800	Alpha Corp.	32,501
4,300	Alps Electric Co. Ltd.	78,279
6,600	Alps Logistics Co. Ltd.	45,362
32,010	Altech Corp.	493,818
8,500	Amada Holdings Co. Ltd.	93,454
1,600	Amano Corp.	48,132
1,300	Amiyaki Tei Co. Ltd.	41,324
700	Anabuki Kosan, Inc.	18,280
3,700	Anest Iwata Corp.	31,198
500	Anicom Holdings, Inc.	17,417
5,900	Anritsu Corp.	108,288
38,500	AOI TYO Holdings, Inc.	251,697
7,700	AOKI Holdings, Inc.	75,507
1,100	Aomori Bank Ltd. (The)	26,954
7,400	Aoyama Trading Co. Ltd.	137,807
600	Aoyama Zaisan Networks Co. Ltd.	8,137
24,400	Aozora Bank Ltd.	559,187
1,400	Apaman Co. Ltd.	12,553
3,700	Arakawa Chemical Industries Ltd.	50,045
9,500	Arata Corp.	307,498
5,100	Arcland Sakamoto Co. Ltd.	61,744
800	Arcland Service Holdings Co., Ltd.	14,005
40,038	Arcs Co. Ltd.	832,819
1,200	Arealink Co. Ltd.	14,124
1,100	Ariake Japan Co. Ltd.	67,967
2,100	Artnature, Inc.	12,636
2,090	As One Corp.	173,031
43,500	Asahi Co. Ltd.	504,627
Shares		Value
JAPAN (continued)
73,400	Asahi Diamond Industrial Co. Ltd.	$453,315
1,050	Asahi Holdings, Inc.	21,803
1,099	Asahi Kogyosha Co. Ltd.	27,215
27,600	Asahi Yukizai Corp.	346,777
2,900	Asante, Inc.	52,998
900	Asanuma Corp.	28,710
33,200	Asax Co. Ltd.	178,829
1,500	Ashimori Industry Co. Ltd.	21,136
82,000	Asia Pile Holdings Corp.	404,810
5,000	Asics Corp.	53,575
7,600	ASKA Pharmaceutical Co. Ltd.	90,887
900	ASKUL Corp.	22,435
1,400	Asti Corp.	22,809
1,500	Asunaro Aoki Construction Co. Ltd.	11,331
13,000	Ateam, Inc.	132,502
5,900	Atled Corp.	111,770
2,800	Atom Corp.	25,641
16,898	Avant Corp.	300,997
86,200	Avex, Inc.	1,108,296
11,600	Awa Bank Ltd. (The)	263,329
1,800	Axial Retailing, Inc.	62,357
3,100	Azbil Corp.	74,003
13,000	Bando Chemical Industries Ltd.	112,185
8,800	Bank of Iwate Ltd. (The)	216,498
11,600	Bank of Kyoto Ltd. (The)	450,195
700	Bank of Nagoya Ltd. (The)	21,720
15,824	Bank of Okinawa Ltd. (The)	486,326
9,000	Bank of Saga Ltd. (The)	125,599
130,700	Bank of the Ryukyus Ltd.	1,354,964
15,200	BayCurrent Consulting, Inc.	694,107
600	Belc Co. Ltd.	27,775
1,100	Bell System24 Holdings, Inc.	15,664
7,400	Belluna Co. Ltd.	47,789
4,400	Benefit One, Inc.	75,164
1,500	Benesse Holdings, Inc.	35,107
400	Bengo4.com, Inc.(a)	17,675
4,500	Bic Camera, Inc.	44,363
500	Biofermin Pharmaceutical Co. Ltd.	10,018
44,300	BML, Inc.	1,215,876
1,400	Bookoff Group Holdings Ltd.	16,045
700	BP Castrol KK	8,581
1,600	Br Holdings Corp.	5,095
5,600	Broadleaf Co. Ltd.	29,425
900	BRONCO BILLY Co. Ltd.	18,669
105,700	Bunka Shutter Co. Ltd.	865,045
1,200	C Uyemura & Co. Ltd.	65,652
900	Calbee, Inc.	25,390
900	Can Do Co. Ltd.	13,454
1,800	Canon Electronics, Inc.	29,461
40,500	Canon Marketing Japan, Inc.	775,752
100,500	Capcom Co. Ltd.	2,098,513
2,600	Career Design Center Co. Ltd.	37,842

40

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
5,300	Carlit Holdings Co. Ltd.	$29,942
7,400	Casio Computer Co. Ltd.	84,421
33,000	Central Glass Co. Ltd.	750,160
600	Central Sports Co. Ltd.	17,066
151,100	Chiba Kogyo Bank Ltd. (The)	424,512
4,900	Chilled & Frozen Logistics Holdings Co. Ltd.	59,624
2,800	Chino Corp.	36,247
1,300	Chiyoda Integre Co. Ltd.	24,823
2,500	Chori Co. Ltd.	38,933
3,200	Choushimaru Co. Ltd.	34,564
4,100	Chubu Shiryo Co. Ltd.	47,175
2,700	Chuetsu Pulp & Paper Co. Ltd.	39,016
74,600	Chugai Mining Co. Ltd.(a)	13,695
57,200	Chugoku Bank Ltd. (The)	500,091
3,300	Chugoku Marine Paints Ltd.	24,698
19,700	Chukyo Bank Ltd. (The)	398,376
8,000	CI Takiron Corp.	51,385
42,600	Citizen Watch Co. Ltd.	211,997
2,300	CKD Corp.	25,232
900	CK-San-Etsu Co. Ltd.	23,572
4,800	Cleanup Corp.	22,718
12,800	CMIC Holdings Co. Ltd.	218,554
7,100	CMK Corp.	40,522
690	cocokara fine, Inc.	36,365
1,600	Coco’s Japan Co. Ltd.	21,684
2,100	Colowide Co. Ltd.	40,929
119,500	Computer Engineering & Consulting Ltd.	2,659,106
2,800	Computer Institute of Japan Ltd.	25,408
3,100	COMSYS Holdings Corp.	78,215
700	Comture Corp.	26,809
2,400	CONEXIO Corp.	32,384
6,500	COOKPAD, Inc.(a)	18,251
2,800	Cosel Co. Ltd.	27,765
9,600	Cosmo Energy Holdings Co. Ltd.	197,884
5,000	Cosmos Initia Co. Ltd.	22,911
400	Cosmos Pharmaceutical Corp.	73,656
2,059	Cota Co. Ltd.	22,379
1,400	Create Medic Co. Ltd.	11,844
900	Create Restaurants Holdings, Inc.	13,432
700	Create SD Holdings Co. Ltd.	15,681
17,900	Credit Saison Co. Ltd.	217,613
2,900	Creek & River Co. Ltd.	35,344
4,000	Creo Co. Ltd.	64,509
400	Cresco Ltd.	14,091
5,500	CTI Engineering Co. Ltd.	79,997
2,700	CTS Co. Ltd.	16,601
15,100	Cube System, Inc.	120,170
22,500	Cybernet Systems Co. Ltd.	139,812
125,300	Cybozu, Inc.	1,479,309
7,300	Dai Nippon Toryo Co. Ltd.	65,834
Shares		Value
JAPAN (continued)
8,900	Daibiru Corp.	$82,316
47,700	Daicel Corp.	403,641
2,100	Dai-Dan Co. Ltd.	42,613
3,781	Daido Kogyo Co. Ltd.	30,725
7,600	Daido Metal Co. Ltd.	45,667
3,400	Daido Steel Co. Ltd.	129,088
5,500	Daihatsu Diesel Manufacturing Co. Ltd.	32,599
5,700	Daihen Corp.	157,819
32,100	Daiho Corp.	797,558
2,600	Dai-Ichi Cutter Kogyo KK	41,996
10,800	Daiichi Jitsugyo Co. Ltd.	296,129
3,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	24,153
9,200	Daiichikosho Co. Ltd.	380,014
2,300	Daiken Corp.	45,593
13,200	Daiken Medical Co. Ltd.	75,009
6,200	Daiki Aluminium Industry Co. Ltd.	43,437
5,100	Daikoku Denki Co. Ltd.	62,512
400	Daikokutenbussan Co. Ltd.	12,012
6,000	Daikyonishikawa Corp.	49,385
4,100	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	113,167
13,300	Daio Paper Corp.	158,850
1,600	Daiohs Corp.	21,293
1,810	Daiseki Co. Ltd.	43,011
4,100	Daiseki Eco. Solution Co. Ltd.	25,655
850	Daishi Hokuetsu Financial Group, Inc.	22,594
1,200	Daisue Construction Co. Ltd.	10,502
5,300	Daito Bank Ltd. (The)	26,660
23,100	Daito Electron Co. Ltd.	284,154
19,660	Daito Pharmaceutical Co. Ltd.	548,012
309	Daiwa Office Investment Corp. REIT	2,283,175
33,400	Daiwabo Holdings Co. Ltd.	1,618,578
409,311	DCM Holdings Co. Ltd.	3,862,463
700	DD Holdings Co. Ltd.	19,409
7,100	Denka Co. Ltd.	204,327
2,400	Denyo Co. Ltd.	34,613
1,000	Descente Ltd.	15,520
7,100	Dexerials Corp.	46,836
13,700	DIC Corp.	369,621
2,500	Digital Arts, Inc.	253,098
139,400	Digital Garage, Inc.	4,787,165
800	Digital Hearts Holdings Co. Ltd.	7,980
37,900	Dip Corp.	777,982
1,200	DKS Co. Ltd.	35,454
4,400	DMG Mori Co. Ltd.	63,736
1,700	DMS, Inc.	30,950
5,200	Doshisha Co. Ltd.	81,034
2,174	Doutor Nichires Holdings Co. Ltd.	40,023
2,900	Dowa Holdings Co. Ltd.	91,587

41

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
400	DSB Co. Ltd.	$1,914
1,400	DTS Corp.	30,603
200,900	Duskin Co. Ltd.	5,317,383
1,300	DyDo Group Holdings, Inc.	51,074
22,600	Dynam Japan Holdings Co. Ltd.	29,248
400	Dynic Corp.	2,749
6,700	Eagle Industry Co. Ltd.	66,836
14,000	Ebara Corp.	376,237
17,800	Ebara Jitsugyo Co. Ltd.	329,100
1,900	Ebase Co. Ltd.	20,682
6,562	eBook Initiative Japan Co. Ltd.(a)	109,402
19,400	Eco’s Co Ltd/Japan	264,124
130,300	EDION Corp.	1,235,499
1,400	EF-ON, Inc.	11,472
2,800	eGuarantee, Inc.	30,019
800	E-Guardian, Inc.	14,231
12,600	Ehime Bank Ltd. (The)	125,815
4,800	Eidai Co. Ltd.	15,238
900	Eiken Chemical Co. Ltd.	15,123
300	Eizo Corp.	11,003
1,200	Elan Corp.	19,137
42,400	Elecom Co. Ltd.	1,535,258
6,400	Elematec Corp.	60,097
1,100	EM Systems Co. Ltd.	16,948
4,200	Endo Lighting Corp.	29,352
1,400	Enigmo, Inc.(a)	14,977
1,200	en-japan, Inc.	49,227
1,500	Enomoto Co. Ltd.	12,318
400	Enplas Corp.	12,776
2,700	Enshu Ltd.	29,037
4,800	ES-Con Japan Ltd.	30,151
1,800	ESCRIT, Inc.	12,511
2,600	ESPEC Corp.	53,435
1,400	Excel Co. Ltd.	19,462
7,100	Exedy Corp.	144,738
1,000	Ezaki Glico Co. Ltd.	43,417
185,100	F@N Communications, Inc.	933,885
1,600	FALCO HOLDINGS Co. Ltd.	23,584
1,900	Fancl Corp.	47,749
6,300	FCC Co. Ltd.	122,422
81,580	Feed One Co. Ltd.	133,275
9,100	Ferrotec Holdings Corp.	78,051
26,400	FIDEA Holdings Co. Ltd.	29,103
28,300	First Bank of Toyama Ltd. (The)	79,410
2,400	First Juken Co. Ltd.	27,680
800	Fixstars Corp.	13,214
24,500	FJ Next Co. Ltd.	238,937
43,200	Foster Electric Co. Ltd.	755,752
500	FP Corp.	30,825
6,400	France Bed Holdings Co. Ltd.	58,505
13,100	Freebit Co. Ltd.	131,683
700	Freund Corp.	5,170
Shares		Value
JAPAN (continued)
3,200	Fronteo, Inc.	$11,189
6,800	F-Tech, Inc.	46,287
1,200	FTGroup Co. Ltd.	16,981
72,280	Fudo Tetra Corp.	866,613
2,400	Fuji Co. Ltd.	40,601
8,700	Fuji Corp.	116,006
6,500	Fuji Corp. Ltd.	43,660
700	Fuji Corp./Miyagi	13,096
1,800	Fuji Die Co. Ltd.	10,297
1,400	Fuji Kyuko Co. Ltd.	53,763
257,900	Fuji Oil Co. Ltd.	602,351
2,100	Fuji Oil Holdings, Inc.	64,647
1,300	Fuji Pharma Co. Ltd.	17,420
2,100	Fuji Seal International, Inc.	61,524
39,200	Fuji Soft, Inc.	1,761,391
1,100	Fujibo Holdings, Inc.	26,643
1,800	Fujikura Composites, Inc.	7,030
7,900	Fujikura Kasei Co. Ltd.	43,085
43,200	Fujikura Ltd.	158,028
22,800	Fujimi, Inc.	471,136
3,800	Fujimori Kogyo Co. Ltd.	102,107
1,000	Fujio Food System Co. Ltd.	23,732
39,000	Fujisash Co. Ltd.	30,707
2,900	Fujitec Co. Ltd.	36,152
4,300	Fujitsu Frontech Ltd.	37,790
2,100	Fujitsu General Ltd.	33,560
7,000	FuKoKu Co. Ltd.	47,052
1,600	Fukuda Corp.	67,220
1,100	Fukui Bank Ltd. (The)	14,016
115,157	Fukui Computer Holdings, Inc.	2,412,738
46,192	Fukuoka Financial Group, Inc.	845,888
4,400	Fukushima Bank Ltd. (The)	9,943
1,100	Fukushima Industries Corp.	34,152
1,600	Fukuyama Transporting Co. Ltd.	60,245
12,600	Full Speed, Inc.	62,829
33,600	FULLCAST Holdings Co. Ltd.	687,030
1,000	Funai Soken Holdings, Inc.	22,819
4,700	Furukawa Battery Co. Ltd. (The)	28,022
14,400	Furukawa Co. Ltd.	187,915
10,300	Furukawa Electric Co. Ltd.	276,252
115,300	Furuno Electric Co. Ltd.	988,097
4,000	Furusato Industries Ltd.	53,440
9,700	Furyu Corp.	96,231
1,100	Fuso Pharmaceutical Industries Ltd.	19,387
22,800	Futaba Industrial Co. Ltd.	158,177
65,700	Future Corp.	1,168,525
4,200	Fuyo General Lease Co. Ltd.	249,273
8,300	Gakken Holdings Co. Ltd.	373,398
900	Gakkyusha Co. Ltd.	10,841
1,700	Gakujo Co. Ltd.	19,132

42

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
3,000	GCA Corp.	$19,514
6,700	Gecoss Corp.	57,416
30,500	Genki Sushi Co. Ltd.	858,898
800	Genky DrugStores Co. Ltd.	15,548
15,500	Geo Holdings Corp.	203,999
6,600	Geostr Corp.	19,479
800	Giken Ltd.	23,441
900	GL Sciences, Inc.	12,341
10,200	GLOBERIDE, Inc.	303,890
2,600	Glory Ltd.	68,656
2,000	Glosel Co. Ltd.	7,983
600	GMO Cloud KK	17,184
2,300	GMO internet, Inc.	37,390
15,280	Goldcrest Co. Ltd.	275,452
300	Goldwin, Inc.	41,260
3,200	Grandy House Corp.	14,466
412,100	Gree, Inc.	1,934,511
11,800	GS Yuasa Corp.	220,697
5,200	G-Tekt Corp.	75,807
8,370	GungHo Online Entertainment, Inc.	220,842
120,500	Gunma Bank Ltd. (The)	415,135
1,000	Gunosy, Inc.(a)	14,920
27,200	Gunze Ltd.	1,208,673
247,200	Gurunavi, Inc.	1,524,777
1,700	H.I.S. Co. Ltd.	41,461
13,435	H2O Retailing Corp.	151,845
173,500	Hachijuni Bank Ltd. (The)	653,807
3,200	Hagihara Industries, Inc.	39,805
900	Hagiwara Electric Holdings Co. Ltd.	23,574
1,700	Hakudo Co. Ltd.	21,795
1,400	Hakuto Co. Ltd.	15,764
500	Halows Co. Ltd.	10,354
6,900	Hamakyorex Co. Ltd.	246,543
4,600	Hanwa Co. Ltd.	125,337
30,200	Happinet Corp.	362,481
1,300	Harada Industry Co. Ltd.	10,122
4,500	Harima Chemicals Group, Inc.	47,456
1,000	Harmonic Drive Systems, Inc.	37,663
1,400	Haruyama Holdings, Inc.	10,411
281,400	Haseko Corp.	3,048,320
141,260	Hazama Ando Corp.	973,759
193,200	Heiwa Corp.	3,964,182
1,400	Heiwa Real Estate Co. Ltd.	29,401
47,400	Heiwado Co. Ltd.	870,202
5,800	Helios Techno Holding Co. Ltd.	34,155
50,478	Hiday Hidaka Corp.	975,587
700	Hinokiya Group Co. Ltd.	13,284
12,600	Hioki EE Corp.	428,482
600	Hirata Corp.	36,697
176,549	Hiroshima Bank Ltd. (The)	843,777
5,400	Hiroshima Gas Co. Ltd.	16,442
7,200	Hitachi Capital Corp.	147,451
Shares		Value
JAPAN (continued)
15,600	Hitachi Chemical Co. Ltd.	$426,587
1,900	Hitachi Transport System Ltd.	59,099
10,000	Hitachi Zosen Corp.	35,861
18,600	Hochiki Corp.	231,697
1,600	Hodogaya Chemical Co. Ltd.	41,331
1,200	Hogy Medical Co. Ltd.	33,356
7,700	Hokkaido Electric Power Co., Inc.	43,593
600	Hokkaido Gas Co. Ltd.	8,111
7,200	Hokkan Holdings Ltd.	112,727
10,000	Hokko Chemical Industry Co. Ltd.	44,310
2,900	Hokkoku Bank Ltd. (The)	80,557
25,600	Hokuetsu Corp.	127,038
47,600	Hokuetsu Industries Co. Ltd.	517,601
168,300	Hokuhoku Financial Group, Inc.	1,686,237
3,000	Hokuriku Electric Industry Co. Ltd.	28,960
3,400	Hokuriku Electrical Construction Co. Ltd.	28,067
2,300	Hokuto Corp.	39,206
4,200	H-One Co. Ltd.	27,318
46,600	Honeys Holdings Co. Ltd.	564,481
400	Honshu Chemical Industry Co. Ltd.	4,333
2,100	Hoosiers Holdings	11,958
1,300	Horiba Ltd.	69,570
4,500	Hosiden Corp.	49,956
14,100	Hosokawa Micron Corp.	570,512
1,200	House Foods Group, Inc.	44,138
1,400	HUB Co. Ltd.	15,677
62,000	Hyakugo Bank Ltd. (The)	181,804
16,900	Hyakujushi Bank Ltd. (The)	336,357
13,600	Ibiden Co. Ltd.	242,467
7,300	IBJ Leasing Co. Ltd.	183,206
400	Ichibanya Co. Ltd.	18,841
16,400	Ichigo, Inc.	59,259
1,200	Ichiken Co., Ltd.	18,879
56,300	Ichikoh Industries Ltd.	360,179
7,600	Ichinen Holdings Co. Ltd.	77,539
9,800	Ichiyoshi Securities Co. Ltd.	64,700
11,000	ID Holdings Corp.	119,397
1,700	Idec Corp/Japan	30,531
3,100	IDOM, Inc.	11,678
900	Ihara Science Corp.	10,468
22,100	IHI Corp.	526,611
11,800	Iino Kaiun Kaisha Ltd.	39,505
6,180	IJTT Co. Ltd.	29,537
900	Ikegami Tsushinki Co. Ltd.	8,733
12,000	Imagica Robot Holdings, Inc.	59,783
19,600	Imasen Electric Industrial	158,873
400	Imuraya Group Co. Ltd.	7,619
1,400	Inaba Denki Sangyo Co. Ltd.	64,475
4,100	Inabata & Co. Ltd.	53,351
5,600	Inageya Co. Ltd.	75,896

43

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
72,700	Ines Corp.	$774,510
4,800	I-Net Corp/Kanagawa	64,400
130,900	Infocom Corp.	3,244,492
783,600	Infomart Corp.	10,569,590
9,200	Information Services International-Dentsu Ltd.	319,439
2,400	Innotech Corp.	19,905
500	Insource Co. Ltd.	14,653
3,800	Intage Holdings, Inc.	32,112
44,400	Internet Initiative Japan, Inc.	829,818
1,600	Inui Global Logistics Co. Ltd.	12,891
1,000	I-O Data Device, Inc.	8,591
900	Iriso Electronics Co. Ltd.	41,055
17,900	ISB Corp.	282,036
2,300	Iseki & Co. Ltd.	30,098
33,300	Isetan Mitsukoshi Holdings Ltd.	264,732
26,000	Ishihara Sangyo Kaisha Ltd.	276,226
1,700	Istyle, Inc.(a)	12,821
62,000	Itochu Enex Co. Ltd.	501,709
700	Itochu-Shokuhin Co. Ltd.	28,667
7,600	Itoham Yonekyu Holdings, Inc.	49,788
11,400	Itoki Corp.	47,024
3,900	IwaiCosmo Holdings, Inc.	39,778
20,300	Iwaki & Co. Ltd.	90,416
1,800	Iwasaki Electric Co. Ltd.	21,856
32,000	Iwatani Corp.	1,056,320
91,100	Iyo Bank Ltd. (The)	442,756
1,400	Izumi Co. Ltd.	52,514
21,400	J. Front Retailing Co. Ltd.	251,231
13,800	JAC Recruitment Co. Ltd.	319,037
4,800	Jaccs Co. Ltd.	95,466
600	Jalux, Inc.	13,866
1,900	Janome Sewing Machine Co. Ltd.	8,131
1,600	Japan Airport Terminal Co. Ltd.	66,156
62,500	Japan Aviation Electronics Industry Ltd.	870,456
70,300	Japan Cash Machine Co. Ltd.	699,034
142,600	Japan Display, Inc.(a)	97,452
1,400	Japan Electronic Materials Corp.	6,792
1,403	Japan Excellent, Inc. REIT	2,089,513
1,000	Japan Investment Adviser Co. Ltd.	16,882
2,200	Japan Lifeline Co. Ltd.	38,721
2,800	Japan Material Co. Ltd.	36,454
27,900	Japan Medical Dynamic Marketing, Inc.	349,330
600	Japan Oil Transportation Co. Ltd.	15,947
900	Japan Property Management Center Co., Ltd.	9,382
Shares		Value
JAPAN (continued)
12,100	Japan Pulp & Paper Co. Ltd.	$407,163
2,010	Japan Rental Housing Investments, Inc. REIT	1,687,299
6,200	Japan Securities Finance Co. Ltd.	31,431
10,500	Japan Steel Works Ltd. (The)	182,823
24,200	Japan System Techniques Co. Ltd.	375,636
11,300	Japan Transcity Corp.	51,625
7,100	Japan Wool Textile Co. Ltd. (The)	58,718
20,500	JBCC Holdings, Inc.	301,726
500	JCR Pharmaceuticals Co. Ltd.	35,182
12,300	JCU Corp.	230,713
63,300	Jeol Ltd.	1,422,412
5,200	JGC Corp.	67,701
23,700	Jimoto Holdings, Inc.	21,284
700	JINS Holdings, Inc.	36,849
3,600	JK Holdings Co. Ltd.	18,170
9,500	JMS Co. Ltd.	69,703
1,900	Joban Kosan Co. Ltd.	28,824
1,700	J-Oil Mills, Inc.	60,953
3,600	Joshin Denki Co. Ltd.	68,686
4,300	JP-Holdings, Inc.	11,280
1,400	JSP Corp.	24,328
9,800	JSR Corp.	161,846
75,900	Juki Corp.	685,359
51,200	Juroku Bank Ltd. (The)	1,043,898
100,600	JVC Kenwood Corp.	224,980
120,700	Kadokawa Corp.	1,533,852
2,400	Kaga Electronics Co. Ltd.	36,511
2,200	Kagome Co. Ltd.	50,967
50,800	Kakaku.com, Inc.	1,055,175
106,295	Kaken Pharmaceutical Co. Ltd.	5,149,401
600	Kakiyasu Honten Co. Ltd.	11,787
600	Kameda Seika Co. Ltd.	28,024
9,500	Kamei Corp.	96,748
2,600	Kamigumi Co. Ltd.	59,772
2,300	Kanaden Corp.	29,472
1,000	Kanagawa Chuo Kotsu Co. Ltd.	33,830
54,100	Kanamoto Co. Ltd.	1,390,618
261,700	Kandenko Co. Ltd.	2,281,748
9,700	Kaneka Corp.	360,137
1,300	Kaneko Seeds Co. Ltd.	15,250
22,100	Kanematsu Corp.	253,552
1,000	Kanematsu Electronics Ltd.	27,428
20,951	Kansai Mirai Financial Group, Inc.	140,707
6,500	Kanto Denka Kogyo Co. Ltd.	44,414
1,400	Kappa Create Co. Ltd.	17,885
7,000	Kasai Kogyo Co. Ltd.	57,435
8,800	Kato Sangyo Co. Ltd.	259,689
1,000	Kato Works Co. Ltd.	17,851

44

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
4,700	KAWADA Technologies, Inc.	$322,296
500	Kawagishi Bridge Works Co. Ltd.	11,180
21,100	Kawai Musical Instruments Manufacturing Co. Ltd.	591,225
9,300	Kawasaki Kisen Kaisha Ltd.(a)	118,809
900	Kawata Manufacturing Co. Ltd.	8,499
28,758	Keihanshin Building Co. Ltd.	316,931
133,700	Keihin Corp.	1,855,709
103,395	Keiyo Bank Ltd. (The)	629,290
1,600	KEL Corp.	11,625
30	Kenedix Office Investment Corp. REIT	215,450
7,200	Kenedix, Inc.	36,490
400	Kenko Mayonnaise Co. Ltd.	9,140
7,500	Kewpie Corp.	169,717
1,825	Key Coffee, Inc.	35,645
700	KFC Holdings Japan Ltd.	13,747
400	KH Neochem Co. Ltd.	9,910
3,100	Kimura Chemical Plants Co. Ltd.	10,197
3,600	Kimura Unity Co. Ltd.	34,461
4,900	King Co. Ltd.	29,828
1,300	Kinki Sharyo Co. Ltd. (The)(a)	20,144
28,200	Kintetsu World Express, Inc.	378,148
900	Kirindo Holdings Co. Ltd.	14,611
500	Ki-Star Real Estate Co. Ltd.	7,529
3,500	Kitagawa Corp.	67,677
3,300	Kita-Nippon Bank Ltd. (The)	54,683
3,000	Kitano Construction Corp.	72,080
30,900	Kito Corp.	457,539
11,400	Kitz Corp.	77,457
25,600	Kiyo Bank Ltd. (The)	333,409
2,900	Koa Corp.	34,910
15,400	Koatsu Gas Kogyo Co. Ltd.	117,911
1,200	Kobe Bussan Co. Ltd.	67,033
300	Kobe Electric Railway Co. Ltd.(a)	10,963
49,700	Kobe Steel Ltd.	318,889
17,100	Kohnan Shoji Co. Ltd.	372,740
1,300	Kohsoku Corp.	14,903
300	Koike Sanso Kogyo Co. Ltd.	6,560
201,500	Kojima Co. Ltd.(a)	877,966
44,200	Kokuyo Co. Ltd.	596,176
2,200	Komatsu Matere Co. Ltd.	15,649
1,600	Komatsu Wall Industry Co. Ltd.	28,171
2,100	KOMEDA Holdings Co. Ltd.	38,889
14,700	Komehyo Co. Ltd.	158,626
41,600	Komeri Co. Ltd.	854,598
5,100	Konaka Co. Ltd.	19,605
5,500	Kondotec, Inc.	46,666
190,100	Konica Minolta, Inc.	1,575,390
21,700	Konishi Co.Ltd.	308,996
Shares		Value
JAPAN (continued)
16,200	Konoike Transport Co. Ltd.	$250,649
1,300	Konoshima Chemical Co. Ltd.	10,124
1,400	Kosaido Co. Ltd.(a)	9,185
2,000	Koshidaka Holdings Co. Ltd.	28,292
800	Kotobuki Spirits Co. Ltd.	47,191
8,600	Kourakuen Holdings Corp.	238,299
700	Krosaki Harima Corp.	38,389
3,100	KRS Corp.	56,014
212,312	K’s Holdings Corp.	1,935,877
2,000	KU Holdings Co. Ltd.	15,946
2,900	Kumagai Gumi Co. Ltd.	77,527
4,867	Kumiai Chemical Industry Co. Ltd.	39,981
6,600	Kura Sushi, Inc.	270,557
17,500	Kurabo Industries Ltd.	337,308
1,100	Kureha Corp.	72,869
900	Kurimoto Ltd.	12,191
4,300	Kurita Water Industries Ltd.	108,555
1,800	Kuriyama Holdings Corp.	14,541
700	Kusuri no Aoki Holdings Co. Ltd.	46,283
1,200	KYB Corp.(a)	34,055
2,200	Kyodo Printing Co. Ltd.	57,203
700	Kyoei Steel Ltd.	11,856
900	Kyokuto Boeki Kaisha Ltd.	14,682
61,900	Kyokuto Kaihatsu Kogyo Co. Ltd.	763,801
1,400	Kyokuto Securities Co. Ltd.	11,755
1,200	Kyokuyo Co. Ltd.	33,608
31,100	KYORIN Holdings, Inc.	523,130
1,240	Kyoritsu Maintenance Co. Ltd.	53,384
14,800	Kyoritsu Printing Co. Ltd.	24,804
17,600	Kyosan Electric Manufacturing Co. Ltd.	60,535
7,200	Kyowa Electronic Instruments Co. Ltd.	27,677
5,032	Kyowa Exeo Corp.	120,855
2,700	Kyowa Leather Cloth Co. Ltd.	19,478
1,800	Kyudenko Corp.	55,732
204,640	Kyushu Financial Group, Inc.	776,646
700	LAC Co. Ltd.	10,882
1,300	Lasertec Corp.	61,841
56,900	Lawson, Inc.	2,843,381
2,400	LEC, Inc.	28,165
12,300	Legs Co. Ltd.	238,457
58,700	Leopalace21 Corp.(a)	122,838
8,100	Life Corp.	167,025
5,600	LIFULL Co. Ltd.	25,894
700	Like Co. Ltd.	11,980
500	Linical Co. Ltd.	4,832
3,800	Link And Motivation, Inc.	19,499
88,600	Lintec Corp.	1,864,218
4,800	LIXIL Group Corp.	83,026
34,100	LIXIL VIVA Corp.	414,417
400	M&A Capital Partners Co. Ltd.(a)	26,723

45

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
225,300	M3, Inc.	$4,538,784
1,400	Mabuchi Motor Co. Ltd.	48,333
6,050	Macnica Fuji Electronics Holdings, Inc.	83,939
2,000	Macromill, Inc.	23,221
22,200	Maeda Corp.	166,324
1,200	Maeda Kosen Co. Ltd.	20,069
4,500	Maeda Road Construction Co. Ltd.	95,492
11,900	Makino Milling Machine Co. Ltd.	496,089
41,600	Mamezou Holdings Co. Ltd.	562,769
30,000	Mandom Corp.	705,883
700	Mani, Inc.	50,305
2,200	Mars Group Holdings Corp.	41,112
22,800	Marubun Corp.	122,284
2,000	Marudai Food Co. Ltd.	37,380
400	Marufuji Sheet Piling Co. Ltd.	8,152
1,400	Maruha Nichiro Corp.	40,899
7,500	Maruka Corp.	132,083
1,500	Maruwa Co. Ltd.	92,258
2,000	Maruyama Manufacturing Co., Inc.	21,036
5,992	Maruzen Showa Unyu Co. Ltd.	178,000
51,600	Marvelous, Inc.	366,330
3,600	Matsuda Sangyo Co. Ltd.	50,770
5,300	Matsumotokiyoshi Holdings Co. Ltd.	176,421
2,400	Matsuya Co. Ltd.	17,722
51,300	Max Co. Ltd.	809,124
1,900	Maxell Holdings Ltd.	24,290
2,400	Maxvalu Nishinihon Co. Ltd.	37,043
2,900	Maxvalu Tokai Co. Ltd.	51,996
34,300	MCJ Co. Ltd.	250,822
127,090	Mebuki Financial Group, Inc.	313,591
500	Media Do Holdings Co. Ltd.	15,923
800	Medical Data Vision Co. Ltd.(a)	8,012
19,200	Medical System Network Co. Ltd.	93,760
95,700	Medipal Holdings Corp.	2,032,831
6,200	Megmilk Snow Brand Co. Ltd.	132,487
81,500	Meidensha Corp.	1,256,354
1,100	Meiji Electric Industries Co. Ltd.	13,855
1,500	Meiko Electronics Co. Ltd.	25,303
5,700	Meisei Industrial Co. Ltd.	39,374
53,100	Meitec Corp.	2,736,616
8,300	Meiwa Corp.	28,822
2,000	Meiwa Estate Co. Ltd.	10,373
38,500	Menicon Co. Ltd.	1,415,854
2,800	Mercuria Investment Co. Ltd.	18,783
50,654	METAWATER Co. Ltd.	1,695,154
1,400	Michinoku Bank Ltd. (The)	21,746
Shares		Value
JAPAN (continued)
37,900	Micronics Japan Co. Ltd.	$361,654
5,500	Mie Kotsu Group Holdings, Inc.	28,592
11,200	Mikuni Corp.	37,710
8,474	Milbon Co. Ltd.	413,486
4,700	MIMAKI ENGINEERING Co. Ltd.	25,486
2,900	Mimasu Semiconductor Industry Co. Ltd.	48,173
1,800	Minori Solutions Co. Ltd.	34,188
3,800	Miraca Holdings, Inc.	85,918
188,030	Mirait Holdings Corp.	2,776,158
19,000	Miroku Jyoho Service Co. Ltd.	593,834
4,400	Misawa Homes Co. Ltd.	42,956
6,400	Mitani Corp.	316,639
3,700	Mitani Sangyo Co. Ltd.	9,541
500	Mitani Sekisan Co. Ltd.	13,702
6,900	Mito Securities Co. Ltd.	12,631
5,300	Mitsuba Corp.	31,535
18,500	Mitsubishi Gas Chemical Co., Inc.	246,188
1,000	Mitsubishi Kakoki Kaisha Ltd.	14,653
47,300	Mitsubishi Logisnext Co. Ltd.	483,621
1,500	Mitsubishi Logistics Corp.	39,893
14,200	Mitsubishi Materials Corp.	390,580
14,200	Mitsubishi Paper Mills Ltd.	73,815
3,100	Mitsubishi Pencil Co. Ltd.	47,950
24,500	Mitsubishi Research Institute, Inc.	897,668
6,700	Mitsubishi Shokuhin Co. Ltd.	168,465
1,000	Mitsubishi Steel Manufacturing Co. Ltd.	11,177
4,000	Mitsuboshi Belting Ltd.	73,335
3,700	Mitsui E&S Holdings Co. Ltd.(a)	32,423
1,200	Mitsui High-Tec, Inc.	14,108
99,500	Mitsui Matsushima Holdings Co. Ltd.	1,183,317
7,600	Mitsui Mining & Smelting Co. Ltd.	174,609
13,100	Mitsui OSK Lines Ltd.	321,291
900	Mitsui Sugar Co. Ltd.	19,200
44,049	Mitsui-Soko Holdings Co. Ltd.	624,156
1,700	Miura Co. Ltd.	46,991
65,100	Mixi, Inc.	1,229,993
5,100	Miyaji Engineering Group, Inc.	82,277
4,000	Miyazaki Bank Ltd. (The)	96,278
45,700	Mizuno Corp.	1,048,972
84,152	Mochida Pharmaceutical Co. Ltd.	3,534,656
6,400	Modec, Inc.	169,861
10,300	Monex Group, Inc.	30,582
300	Monogatari Corp. (The)	25,500
258,400	MonotaRO Co. Ltd.	5,641,005
900	MORESCO Corp.	12,003
1,200	Morinaga & Co. Ltd.	56,264

46

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
7,100	Morinaga Milk Industry Co. Ltd.	$275,521
1,400	Morita Holdings Corp.	22,983
2,000	Morito Co. Ltd.	14,886
1,106	Mory Industries, Inc.	19,972
8,400	MrMax Holdings Ltd.	34,468
8,200	Musashi Seimitsu Industry Co. Ltd.	107,296
8,700	Musashino Bank Ltd. (The)	168,049
300	N Field Co. Ltd.	1,886
2,900	Nabtesco Corp.	78,125
13,600	NAC Co. Ltd.	123,035
2,800	Nachi-Fujikoshi Corp.	117,817
1,300	Nadex Co. Ltd.	10,408
800	Nafco Co. Ltd.	10,367
1,800	Nagaileben Co. Ltd.	37,550
2,200	Nagano Bank Ltd. (The)	34,522
11,000	Nagano Keiki Co. Ltd.	78,229
9,200	Nagase & Co. Ltd.	134,037
1,800	Nagatanien Holdings Co. Ltd.	34,260
300	Nagawa Co. Ltd.	13,846
195,198	Nagoya Railroad Co. Ltd.	5,373,729
12,500	Nakabayashi Co. Ltd.	62,897
124,064	Nakanishi, Inc.	2,264,752
4,300	Nakano Corp.	16,824
3,800	Nakayama Steel Works Ltd.	16,740
2,000	Nakayamafuku Co. Ltd.	9,699
1,700	Nankai Electric Railway Co. Ltd.	40,730
55,200	Nanto Bank Ltd. (The)	1,185,323
800	Natori Co. Ltd.	11,652
4,900	NCS&A Co. Ltd.	22,997
2,100	NEC Capital Solutions Ltd.	38,107
900	NEC Networks & System Integration Corp.	23,273
87,900	NET One Systems Co. Ltd.	2,318,388
1,700	Nextage Co. Ltd.	19,210
11,800	NH Foods Ltd.	437,637
51,400	NHK Spring Co. Ltd.	403,064
6,600	Nichias Corp.	118,211
600	Nichiban Co. Ltd.	10,408
4,400	Nichicon Corp.	36,210
1,500	Nichiha Corp.	39,125
62,700	Nichii Gakkan Co.	992,157
232,450	Nichi-iko Pharmaceutical Co. Ltd.	2,663,528
3,800	Nichirei Corp.	87,916
2,760	Nichirin Co. Ltd.	39,875
4,200	Nifco, Inc.	103,587
2,200	Nihon Denkei Co. Ltd.	28,514
1,500	Nihon Eslead Corp.	23,520
14,900	Nihon Falcom Corp.	190,593
10,000	Nihon House Holdings Co. Ltd.	40,491
190,700	Nihon Kohden Corp.	5,218,323
7,900	Nihon M&A Center, Inc.	212,001
Shares		Value
JAPAN (continued)
13,000	Nihon Nohyaku Co. Ltd.	$54,866
4,900	Nihon Parkerizing Co. Ltd.	54,599
6,400	Nihon Plast Co. Ltd.	40,747
1,600	Nihon Tokushu Toryo Co. Ltd.	19,168
240,200	Nihon Unisys Ltd.	7,883,324
9,294	Nihon Yamamura Glass Co. Ltd.	118,529
8,500	Nikkiso Co. Ltd.	108,788
4,100	Nikkon Holdings Co. Ltd.	95,808
400	Nippi, Inc.	12,339
138,100	Nippo Corp.	2,630,992
6,500	Nippon Air Conditioning Services Co. Ltd.	43,136
6,100	Nippon Carbide Industries Co. Inc.	74,164
600	Nippon Carbon Co. Ltd.	23,022
20,160	Nippon Chemical Industrial Co. Ltd.	390,671
2,400	Nippon Chemi-Con Corp.	36,733
300	Nippon Chemiphar Co. Ltd.	7,834
52,400	Nippon Coke & Engineering Co. Ltd.	45,083
1,000	Nippon Commercial Development Co. Ltd.	13,905
17,600	Nippon Concrete Industries Co. Ltd.	45,248
11,100	Nippon Denko Co. Ltd.	19,066
2,100	Nippon Densetsu Kogyo Co. Ltd.	40,235
9,100	Nippon Electric Glass Co. Ltd.	203,506
2,800	Nippon Filcon Co. Ltd.	12,447
2,600	Nippon Fine Chemical Co. Ltd.	28,481
151,000	Nippon Flour Mills Co. Ltd.	2,381,395
3,500	Nippon Gas Co. Ltd.	98,239
15,200	Nippon Kanzai Co. Ltd.	256,034
224,235	Nippon Kayaku Co. Ltd.	2,636,559
1,600	Nippon Kinzoku Co. Ltd.	12,688
2,400	Nippon Koei Co. Ltd.	52,651
142,100	Nippon Light Metal Holdings Co. Ltd.	259,771
14,500	Nippon Paper Industries Co. Ltd.	255,652
21,200	Nippon Parking Development Co. Ltd.	32,993
3,400	Nippon Pillar Packing Co. Ltd.	32,793
4,500	Nippon Piston Ring Co. Ltd.	57,306
4,000	Nippon Rietec Co. Ltd.	49,644
1,700	Nippon Road Co. Ltd. (The)	94,575
1,400	Nippon Seisen Co. Ltd.	34,139
900	Nippon Sharyo Ltd.(a)	20,589
13,700	Nippon Sheet Glass Co. Ltd.	85,675
1,600	Nippon Shokubai Co. Ltd.	103,848
2,700	Nippon Signal Co. Ltd.	29,968

47

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
34,000	Nippon Soda Co. Ltd.	$855,155
3,048	Nippon Steel Trading Corp.	122,329
10,900	Nippon Suisan Kaisha Ltd.	68,690
3,000	Nippon Systemware Co. Ltd.	76,579
7,200	Nippon Thompson Co. Ltd.	32,974
23,400	Nippon Yakin Kogyo Co. Ltd.	44,748
24,800	Nippon Yusen KK	413,181
7,100	Nipro Corp.	78,710
6,500	Nishimatsu Construction Co. Ltd.	122,815
194,100	Nishi-Nippon Financial Holdings, Inc.	1,371,121
98,583	Nishi-Nippon Railroad Co. Ltd.	2,079,607
2,300	Nishio Rent All Co. Ltd.	64,298
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	24,703
13,300	Nissei Plastic Industrial Co. Ltd.	128,215
6,200	Nissha Co. Ltd.	71,857
5,500	Nisshin Fudosan Co. Ltd/Japan	23,574
5,000	Nisshin Oillio Group Ltd. (The)	145,697
21,623	Nisshinbo Holdings, Inc.	168,364
4,200	Nissin Corp.	67,123
48,200	Nissin Electric Co. Ltd.	553,767
6,200	Nissin Kogyo Co. Ltd.	85,197
33,400	Nisso Corp.	440,975
1,100	Nitta Corp.	30,331
3,400	Nitta Gelatin, Inc.	22,148
3,700	Nittan Valve Co. Ltd.	10,058
400	Nittetsu Mining Co. Ltd.	17,333
1,400	Nitto Boseki Co. Ltd.	31,465
800	Nitto Fuji Flour Milling Co. Ltd.	47,632
41,500	Nitto Kogyo Corp.	790,122
7,500	Nitto Seiko Co. Ltd.	39,227
3,200	Noda Corp.	22,170
1,200	Noevir Holdings Co. Ltd.	62,637
2,900	NOF Corp.	103,804
1,600	Nohmi Bosai Ltd.	32,592
26,900	Nojima Corp.	433,116
14,400	NOK Corp.	211,408
18,900	Nomura Co. Ltd.	255,930
26,400	Nomura Real Estate Holdings, Inc.	534,600
7,200	Noritake Co. Ltd.	280,486
15,200	Noritz Corp.	186,042
408,300	North Pacific Bank Ltd.	910,308
4,000	Nozawa Corp.	25,158
18,600	NS Solutions Corp.	626,589
700	NS Tool Co. Ltd.	12,985
1,700	NS United Kaiun Kaisha Ltd.	37,687
104,711	NSD Co. Ltd.	3,225,281
61,800	NTN Corp.	171,496
2,000	NTT Data Intramart Corp.	63,191
Shares		Value
JAPAN (continued)
24,400	NuFlare Technology, Inc.	$1,723,421
400	Obara Group, Inc.	13,845
32,700	OBIC Business Consultants Ltd.	1,407,444
1,800	Odelic Co. Ltd.	66,227
9,400	Oenon Holdings, Inc.	33,135
26,000	Ogaki Kyoritsu Bank Ltd. (The)	559,237
1,500	Ohara, Inc.	19,858
50,422	Ohsho Food Service Corp.	3,099,955
2,845	Oiles Corp.	40,368
1,500	Oisix ra daichi, Inc.(a)	19,857
1,900	Oita Bank Ltd. (The)	53,838
2,500	Okabe Co. Ltd.	19,228
800	Okada Aiyon Corp.	9,270
600	Okamoto Industries, Inc.	27,839
112,300	Okamura Corp.	1,094,756
7,300	Okasan Securities Group, Inc.	26,094
275,200	Oki Electric Industry Co. Ltd.	3,660,400
2,200	Okinawa Cellular Telephone Co.	73,522
1,621	Okinawa Electric Power Co., Inc. (The)	25,210
3,800	OKUMA Corp.	197,565
1,100	Okumura Corp.	31,341
1,500	Okura Industrial Co. Ltd.	24,062
29,700	Okuwa Co. Ltd.	293,465
4,200	Onoken Co. Ltd.	52,801
218,800	Onward Holdings Co. Ltd.	1,122,125
300	Open Door, Inc.(a)	7,542
3,400	Open House Co. Ltd.	148,128
1,700	Optex Group Co. Ltd.	21,471
92,300	Orient Corp.	108,016
7,000	Origin Co. Ltd.	92,189
2,600	Osaka Organic Chemical Industry Ltd.	24,146
2,000	Osaka Soda Co. Ltd.	48,745
164,500	Osaki Electric Co. Ltd.	988,260
3,100	OSG Corp.	61,531
286,300	OSJB Holdings Corp.	646,650
500	OUG Holdings, Inc.	12,419
4,200	Outsourcing Inc.	49,995
38,200	Oyo Corp.	386,524
7,800	Pacific Industrial Co. Ltd.	109,787
900	Pacific Metals Co. Ltd.	17,063
1,750	Pack Corp. (The)	52,846
400	PAL GROUP Holdings Co. Ltd.	12,472
7,350	PALTAC Corp.	358,790
26,956	Paramount Bed Holdings Co. Ltd.	1,030,945
7,200	Park24 Co. Ltd.	155,616
71,900	Pasona Group, Inc.	1,094,637
5,600	PCA Corp.	207,596
32,700	Pegasus Sewing Machine Manufacturing Co. Ltd.	164,173

48

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
15,500	Penta-Ocean Construction Co. Ltd.	$75,060
183,900	PeptiDream, Inc.(a)	10,229,856
700	PIA Corp.	29,578
1,000	Pickles Corp.	21,331
1,400	Pilot Corp.	52,876
1,700	Piolax, Inc.	30,482
2,000	Plenus Co. Ltd.	32,860
38,300	Poletowin Pitcrew Holdings, Inc.	409,010
168	Premier Investment Corp. REIT	226,567
36,200	Press Kogyo Co. Ltd.	163,595
5,100	Pressance Corp.	70,987
2,800	Prestige International, Inc.	42,872
29,552	Proto Corp.	307,482
15,300	PS Mitsubishi Construction Co. Ltd.	88,210
21,300	Punch Industry Co. Ltd.	108,640
900	Qol Holdings Co. Ltd.	13,527
5,600	Quick Co. Ltd.	83,447
2,700	Raito Kogyo Co. Ltd.	35,533
5,900	Raiznext Corp.	62,777
2,000	Rasa Industries Ltd.	27,110
40,600	Raysum Co. Ltd.	384,964
100,090	Relia, Inc.	1,182,369
16,600	Renaissance, Inc.	245,860
21,140	Rengo Co. Ltd.	160,529
3,900	Resorttrust, Inc.	56,497
1,600	Restar Holdings Corp.	24,052
2,000	Retail Partners Co. Ltd.	22,409
40,000	Rheon Automatic Machinery Co. Ltd.	671,218
1,100	Rhythm Watch Co. Ltd.	12,807
7,700	Ricoh Leasing Co. Ltd.	236,490
5,478	Ride On Express Holdings Co. Ltd.	70,468
1,600	Right On Co. Ltd.	10,494
1,900	Riken Corp.	73,954
2,000	Riken Keiki Co. Ltd.	35,399
42,300	Riken Technos Corp.	197,765
700	Riken Vitamin Co. Ltd.	21,975
1,000	Rinnai Corp.	67,391
8,400	Rion Co. Ltd.	185,108
6,300	Riso Kagaku Corp.	99,411
32,100	Riso Kyoiku Co. Ltd.	149,970
56,300	Rohto Pharmaceutical Co. Ltd.	1,621,706
1,400	Rokko Butter Co. Ltd.	23,121
47,000	Roland DG Corp.	985,605
74,600	Round One Corp.	1,133,874
1,400	Royal Holdings Co. Ltd.	34,750
400	RS Technologies Co. Ltd.	12,395
18,700	Ryobi Ltd.	346,615
1,500	Ryoden Corp.	22,428
1,600	Ryosan Co. Ltd.	39,072
1,100	S Foods, Inc.	33,769
Shares		Value
JAPAN (continued)
29,100	Sac’s Bar Holdings, Inc.	$251,433
1,000	Sagami Rubber Industries Co. Ltd.	15,483
1,200	Saibu Gas Co. Ltd.	25,027
700	Saison Information Systems Co. Ltd.	13,290
17,700	Saizeriya Co. Ltd.	413,688
32,200	Sakai Chemical Industry Co. Ltd.	739,993
5,500	Sakai Heavy Industries Ltd.	148,279
1,800	Sakai Ovex Co. Ltd.	30,397
1,400	Sakura Internet, Inc.	8,158
13,400	Sala Corp.	71,572
3,700	SAMTY Co. Ltd.	58,936
1,600	San Holdings, Inc.	33,742
1,000	San ju San Financial Group, Inc.	14,855
1,000	San-A Co. Ltd.	40,148
27,500	San-Ai Oil Co. Ltd.	264,565
5,300	Sanden Holdings Corp.(a)	25,196
1,400	Sanei Architecture Planning Co. Ltd.	19,507
8,050	Sangetsu Corp.	145,899
18,700	San-In Godo Bank Ltd. (The)	112,958
3,500	Sanken Electric Co. Ltd.	73,160
9,000	Sanko Gosei Ltd.	30,553
800	Sanko Metal Industrial Co. Ltd.	17,906
139,973	Sankyo Co. Ltd.	4,818,839
400	Sankyo Frontier Co. Ltd.	12,370
3,000	Sankyo Tateyama, Inc.	33,660
2,900	Sankyu, Inc.	155,697
9,600	Sanoh Industrial Co. Ltd.	44,806
4,600	Sanoyas Holdings Corp.	8,395
2,200	Sanrio Co. Ltd.	44,381
1,000	Sansei Landic Co. Ltd.	6,869
4,300	Sansha Electric Manufacturing Co. Ltd.	29,820
9,900	Sanwa Holdings Corp.	110,371
10,400	Sanyo Chemical Industries Ltd.	494,260
1,300	Sanyo Electric Railway Co. Ltd.	25,445
800	Sanyo Industries Ltd.	13,350
9,800	Sanyo Special Steel Co. Ltd.	134,320
1,200	Sanyo Trading Co. Ltd.	26,884
8,500	Sapporo Holdings Ltd.	191,721
5,400	Sato Holdings Corp.	130,428
2,700	Sato Shoji Corp.	21,881
1,400	Satori Electric Co. Ltd.	11,335
7,800	Sawada Holdings Co. Ltd.	64,114
61,622	Sawai Pharmaceutical Co. Ltd.	3,399,830
1,300	Saxa Holdings, Inc.	24,598
61,500	Scala, Inc.	527,914
1,900	SCREEN Holdings Co. Ltd.	102,953
2,800	Scroll Corp.	8,726
44,500	SCSK Corp.	2,112,712

49

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
200	SEC Carbon Ltd.	$17,948
77,100	Seikagaku Corp.	845,724
23,200	Seikitokyu Kogyo Co. Ltd.	142,310
114,900	Seiko Holdings Corp.	2,231,922
6,600	Seino Holdings Co. Ltd.	82,207
2,200	Seiren Co. Ltd.	30,286
6,600	Sekisui Plastics Co. Ltd.	46,155
22,100	Senko Group Holdings Co. Ltd.	173,145
2,000	Senshu Electric Co. Ltd.	49,637
13,120	Senshu Ikeda Holdings, Inc.	24,068
1,400	Seria Co. Ltd.	32,732
31,200	Seven Bank Ltd.	84,410
3,000	SFP Holdings Co. Ltd.	59,608
1,200	Shibaura Electronics Co. Ltd.	32,232
19,000	Shibaura Mechatronics Corp.	538,905
3,400	Shibusawa Warehouse Co. Ltd. (The)	56,749
1,000	Shibuya Corp.	27,652
1,400	Shidax Corp.(a)	2,983
500	SHIFT, Inc.(a)	23,179
47,502	Shiga Bank Ltd. (The)	1,047,605
2,000	Shikibo Ltd.	18,244
18,800	Shikoku Bank Ltd. (The)	162,146
6,900	Shikoku Chemicals Corp.	72,395
3,200	Shikoku Electric Power Co., Inc.	30,100
1,000	Shima Seiki Manufacturing Ltd.	29,226
3,349	Shimachu Co. Ltd.	73,904
1,100	Shimamura Co. Ltd.	77,780
17,000	Shimizu Bank Ltd. (The)	289,751
1,900	Shimojima Co. Ltd.	19,153
1,800	Shin Nippon Air Technologies Co. Ltd.	29,404
1,700	Shinagawa Refractories Co. Ltd.	44,888
4,700	Shindengen Electric Manufacturing Co. Ltd.	152,567
2,200	Shin-Etsu Polymer Co. Ltd.	15,474
237,500	Shinko Electric Industries Co. Ltd.	1,909,891
2,800	Shinko Shoji Co. Ltd.	49,283
110,300	Shinmaywa Industries Ltd.	1,378,698
6,600	Shinnihon Corp.	51,882
3,600	Shinoken Group Co. Ltd.	26,378
74,800	Shinsei Bank Ltd.	1,129,852
1,200	Shinsho Corp.	25,111
1,700	Shinwa Co. Ltd.	35,398
2,500	Ship Healthcare Holdings, Inc.	112,341
2,400	Shizuki Electric Co., Inc.	12,827
39,300	Shizuoka Bank Ltd. (The)	271,729
31,000	Shizuoka Gas Co. Ltd.	239,588
1,000	SHO-BOND Holdings Co. Ltd.	34,329
800	Shoei Co. Ltd.	33,403
2,300	Shofu, Inc.	29,343
Shares		Value
JAPAN (continued)
2,300	Shoko Co. Ltd.(a)	$13,789
1,000	Showa Aircraft Industry Co. Ltd.	12,083
133,800	Showa Corp.	1,799,826
3,900	Showa Sangyo Co. Ltd.	109,999
1,100	Showa Shinku Co. Ltd.	12,977
1,100	Sigma Koki Co. Ltd.	11,950
2,400	Sinanen Holdings Co. Ltd.	39,137
4,300	Sinfonia Technology Co. Ltd.	49,286
19,000	Sinko Industries Ltd.	271,547
2,800	Sintokogio Ltd.	23,571
41,200	SK-Electronics Co. Ltd.	886,052
155,700	SKY Perfect JSAT Holdings, Inc.	614,356
131,000	Skylark Holdings Co. Ltd.	2,285,957
5,600	SMS Co. Ltd.	124,343
19,900	Sodick Co. Ltd.	178,203
27,900	Softbrain Co. Ltd.	150,773
200	Software Service, Inc.	19,104
2,500	Sogo Medical Holdings Co. Ltd.	37,780
89,100	Sojitz Corp.	278,374
2,900	Soken Chemical & Engineering Co. Ltd.	43,200
3,000	Solasto Corp.	32,737
6,900	Soliton Systems KK	69,667
5,800	Sourcenext Corp.	21,845
7,000	Space Value Holdings Co. Ltd.	32,468
7,200	Sparx Group Co. Ltd.	14,925
700	SPK Corp.	16,827
400	S-Pool, Inc.	9,575
1,400	Square Enix Holdings Co. Ltd.	47,754
400	SRA Holdings, Inc.	8,968
5,800	ST Corp.	89,622
80,200	St. Marc Holdings Co. Ltd.	1,703,058
500	Star Mica Holdings Co. Ltd.	8,278
16,400	Star Micronics Co. Ltd.	215,192
2,100	Starts Corp., Inc.	49,642
900	Starzen Co. Ltd.	34,642
2,200	St-Care Holding Corp.	10,299
200	Strike Co. Ltd.	4,841
48,800	Studio Alice Co. Ltd.	903,187
1,600	Sugi Holdings Co. Ltd.	77,018
2,700	Sugimoto & Co. Ltd.	47,873
12,400	SUMCO Corp.	162,513
2,900	Sumida Corp.	30,603
4,100	Suminoe Textile Co. Ltd.	110,289
23,000	Sumitomo Bakelite Co. Ltd.	782,395
5,500	Sumitomo Densetsu Co. Ltd.	97,500
23,200	Sumitomo Forestry Co. Ltd.	290,395
17,200	Sumitomo Mitsui Construction Co. Ltd.	91,426
6,500	Sumitomo Osaka Cement Co. Ltd.	248,241

50

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
700	Sumitomo Precision Products Co. Ltd.	$17,649
10,600	Sumitomo Riko Co. Ltd.	82,257
42,203	Sumitomo Rubber Industries Ltd.	460,666
1,400	Sumitomo Seika Chemicals Co. Ltd.	43,733
3,700	Sun Frontier Fudousan Co. Ltd.	37,620
5,400	Suncall Corp.	24,960
5,200	Sundrug Co. Ltd.	143,776
56,300	Sushiro Global Holdings Ltd.	3,452,975
81,900	Suzuken Co. Ltd.	4,513,266
4,700	Suzuki Co. Ltd.	27,502
8,500	SWCC Showa Holdings Co. Ltd.	67,623
3,000	System Research Co. Ltd.	111,733
229,000	Systena Corp.	3,805,543
1,100	Syuppin Co. Ltd.	7,467
3,800	T&K Toka Co. Ltd.	33,883
1,700	T. Hasegawa Co. Ltd.	30,058
2,400	T. RAD Co. Ltd.	40,837
1,740	Tachibana Eletech Co. Ltd.	26,986
1,800	Tachikawa Corp.	22,145
5,800	Tachi-S Co. Ltd.	74,323
2,600	Tadano Ltd.	23,378
1,800	Taihei Dengyo Kaisha Ltd.	37,190
5,700	Taiho Kogyo Co. Ltd.	40,512
35,700	Taikisha Ltd.	1,064,777
5,000	Taiko Pharmaceutical Co. Ltd.	102,820
300	Taisei Lamick Co., Ltd.	7,982
1,300	Taiyo Holdings Co. Ltd.	39,877
5,800	Taiyo Yuden Co. Ltd.	114,724
1,100	Takamatsu Construction Group Co. Ltd.	23,108
3,500	Takamatsu Machinery Co. Ltd.	27,263
3,000	Takamiya Co. Ltd.	21,803
1,700	Takaoka Toko Co. Ltd.	18,644
1,900	Takara Bio, Inc.	37,319
3,400	Takara Holdings, Inc.	35,092
9,100	Takara Leben Co. Ltd.	31,762
2,100	Takara Standard Co. Ltd.	32,919
11,600	Takasago International Corp.	318,376
83,500	Takasago Thermal
	Engineering Co. Ltd.	1,289,096
1,300	Takashima & Co. Ltd.	20,018
6,800	Takashimaya Co. Ltd.	78,002
2,800	Take And Give Needs Co. Ltd.	26,077
2,000	Takebishi Corp.	26,427
2,800	Takeuchi Manufacturing Co. Ltd.	43,305
700	Takihyo Co. Ltd.	11,956
1,700	Takisawa Machine Tool Co. Ltd.	22,082
27,700	Takuma Co. Ltd.	328,693
Shares		Value
JAPAN (continued)
87,300	Tama Home Co. Ltd.	$1,208,123
120,600	Tamron Co. Ltd.	2,698,507
5,500	Tamura Corp.	30,973
1,500	Tanabe Engineering Corp.	10,387
82,200	Tanseisha Co. Ltd.	974,881
600	Taoka Chemical Co. Ltd.	24,456
12,700	Tatsuta Electric Wire and Cable Co. Ltd.	56,048
5,600	Tayca Corp.	117,782
10,700	TBK Co. Ltd.	39,178
32,000	TDC Soft, Inc.	256,662
68,700	TechMatrix Corp.	1,372,535
1,000	Techno Medica Co. Ltd.	20,087
1,500	TechnoPro Holdings, Inc.	84,705
27,000	Teijin Ltd.	467,118
15,400	Teikoku Electric Manufacturing Co. Ltd.	167,529
1,100	Tekken Corp.	29,228
11,937	T-Gaia Corp.	241,431
12,800	THK Co. Ltd.	322,588
3,800	Tigers Polymer Corp.	19,637
102,800	TIS, Inc.	5,335,923
700	TKC Corp.	29,098
3,200	Toa Corp.	35,059
1,700	Toa Corp.	22,080
3,500	Toa Oil Co. Ltd.	60,316
5,000	Toa Road Corp.	154,557
3,710	Tobishima Corp.	42,909
40,300	TOC Co. Ltd.	256,041
3,100	Tocalo Co. Ltd.	23,176
24,165	Tochigi Bank Ltd. (The)	39,497
11,700	Toda Corp.	64,089
20,100	Toei Animation Co. Ltd.	840,801
200	Toei Co. Ltd.	27,416
1,700	Toenec Corp.	49,771
163,500	Toho Bank Ltd. (The)	392,389
60,300	Toho Co. Ltd.	2,341,273
2,200	Toho Co. Ltd.	39,681
67,164	Toho Gas Co. Ltd.	2,553,907
110,600	Toho Holdings Co. Ltd.	2,459,379
2,100	Toho Titanium Co. Ltd.	16,360
1,600	Toho Zinc Co. Ltd.	34,228
4,300	Tohoku Bank Ltd. (The)	40,962
4,100	Tokai Carbon Co. Ltd.	40,176
1,500	Tokai Corp.	29,511
4,700	TOKAI Holdings Corp.	40,097
1,200	Tokai Lease Co. Ltd.	18,942
33,100	Tokai Rika Co. Ltd.	542,189
12,500	Tokai Tokyo Financial Holdings, Inc.	37,927
800	Token Corp.	45,924
484	Tokushu Tokai Paper Co. Ltd.	16,636
3,800	Tokuyama Corp.	87,469
4,900	Tokyo Dome Corp.	45,092
5,823	Tokyo Electron Device Ltd.	109,467

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
4,000	Tokyo Energy & Systems, Inc.	$34,424
2,800	Tokyo Keiki, Inc.	24,740
1,700	Tokyo Kiraboshi Financial Group, Inc.	22,733
1,100	Tokyo Ohka Kogyo Co. Ltd.	37,200
3,700	Tokyo Rope Manufacturing Co. Ltd.	30,986
42,000	Tokyo Sangyo Co. Ltd.	190,988
2,000	Tokyo Seimitsu Co. Ltd.	56,083
3,400	Tokyo Steel Manufacturing Co. Ltd.	25,827
44,700	Tokyo Tatemono Co. Ltd.	521,563
15,100	Tokyo Tekko Co. Ltd.	192,196
1,000	Tokyotokeiba Co. Ltd.	28,541
104,200	Tokyu Construction Co. Ltd.	712,716
94,300	Tokyu Fudosan Holdings Corp.	545,533
183	Tokyu REIT, Inc. REIT	331,641
21,300	Toli Corp.	49,742
1,400	Tomato Bank Ltd.	13,374
1,100	Tomen Devices Corp.	23,363
2,900	Tomoe Corp.	10,661
3,800	Tomoe Engineering Co. Ltd.	83,485
5,700	Tomoku Co. Ltd.	92,119
175,100	TOMONY Holdings, Inc.	569,227
214,990	Tomy Co. Ltd.	2,745,840
2,300	Tonami Holdings Co. Ltd.	119,601
4,300	Topcon Corp.	50,203
94,300	Toppan Forms Co. Ltd.	821,460
6,000	Topre Corp.	90,006
2,500	Topy Industries Ltd.	53,288
1,500	Torex Semiconductor Ltd.	16,267
1,400	Toridoll Holdings Corp.	31,649
500	Torikizoku Co. Ltd.	9,748
3,900	Torishima Pump Manufacturing Co. Ltd.	36,025
49,600	Tosei Corp.	521,582
600	Toshiba Machine Co. Ltd.	13,198
1,500	Toshiba Plant Systems & Services Corp.	25,099
40,400	Toshiba TEC Corp.	1,197,615
1,300	Tosho Co. Ltd.	32,310
700	Totech Corp.	15,280
1,100	Totetsu Kogyo Co. Ltd.	30,083
20,500	Towa Bank Ltd. (The)	135,832
136,200	Towa Pharmaceutical Co. Ltd.	3,417,881
127,700	Toyo Construction Co. Ltd.	502,630
600	Toyo Denki Seizo KK	8,397
3,800	Toyo Engineering Corp.(a)	19,562
3,200	Toyo Ink SC Holdings Co. Ltd.	69,916
9,900	Toyo Machinery & Metal Co. Ltd.	52,720
16,000	Toyo Securities Co. Ltd.	18,078
7,400	Toyo Tanso Co. Ltd.	142,100
13,200	Toyo Tire Corp.	172,437
Shares		Value
JAPAN (continued)
2,000	Toyo Wharf & Warehouse Co. Ltd.	$25,280
17,700	Toyobo Co. Ltd.	220,876
12,700	Toyoda Gosei Co. Ltd.	233,563
14,500	Toyota Boshoku Corp.	203,554
4,700	TPR Co. Ltd.	81,395
800	Trancom Co. Ltd.	46,099
63,600	Transcosmos, Inc.	1,352,770
5,600	Treasure Factory Co. Ltd.	63,816
1,900	Trusco Nakayama Corp.	39,044
4,900	Trust Tech, Inc.	69,699
18,800	TS Tech Co. Ltd.	517,549
1,900	Tsubaki Nakashima Co. Ltd.	32,760
32,400	Tsubakimoto Chain Co.	1,061,427
1,900	Tsubakimoto Kogyo Co. Ltd.	58,225
2,200	Tsudakoma Corp.	27,950
9,400	Tsugami Corp.	75,610
32,800	Tsukada Global Holdings, Inc.	165,847
11,033	Tsukuba Bank Ltd.	17,101
7,700	Tsukui Corp.	35,406
39,800	Tsumura & Co.	1,096,737
1,200	Tsurumi Manufacturing Co. Ltd.	20,234
8,584	UACJ Corp.	140,351
22,480	Ube Industries Ltd.	468,044
2,000	Uchida Yoko Co. Ltd.	62,215
600	Ueki Corp.	12,564
16,100	ULS Group, Inc.	342,631
1,500	Ulvac, Inc.	62,786
600	Umenohana Co. Ltd.(a)	14,069
300	Uniden Holdings Corp.	5,201
2,200	UNIMAT Retirement Community Co. Ltd.	34,769
600	Union Tool Co.	17,901
8,400	Unipres Corp.	136,758
65,100	United Arrows Ltd.	1,865,657
121,500	United Super Markets Holdings, Inc.	1,077,580
29,300	UNITED, Inc./Japan	377,274
4,800	Unitika Ltd.(a)	18,251
1,100	Universal Entertainment Corp.	34,549
1,100	Unizo Holdings Co. Ltd.	35,700
4,000	Urbanet Corp. Co. Ltd.	12,646
12,600	Ushio, Inc.	160,756
1,100	UT Group Co. Ltd.	24,137
8,800	Utoc Corp.	39,158
1,300	V Technology Co. Ltd.	61,154
29,600	Valor Holdings Co. Ltd.	611,041
37,700	Valqua Ltd.	751,239
24,000	ValueCommerce Co. Ltd.	415,525
2,200	Vector, Inc.(a)	18,942
7,500	Vision, Inc./Tokyo Japan(a)	358,243
92,900	Vital KSK Holdings, Inc.	900,495
34,400	VT Holdings Co. Ltd.	135,206

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
1,800	Wacoal Holdings Corp.	$43,666
8,500	Wacom Co. Ltd.	29,942
19,200	Wakachiku Construction Co. Ltd.	256,862
2,200	Warabeya Nichiyo Holdings Co. Ltd.	34,574
8,400	Waseda Academy Co. Ltd.	56,431
300	Watahan & Co. Ltd.	6,298
26,200	WATAMI Co. Ltd.	367,038
7,100	Watts Co. Ltd.	45,815
2,800	Wavelock Holdings Co. Ltd.	17,828
900	WDB Holdings Co. Ltd.	22,764
600	Weathernews, Inc.	17,197
1,400	Weds Co. Ltd.	7,791
36,900	West Holdings Corp.	393,226
1,000	Will Group, Inc.	8,055
1,100	WIN-Partners Co. Ltd.	12,141
1,500	World Co. Ltd.	29,638
29,200	World Holdings Co. Ltd.	395,840
3,000	W-Scope Corp.	32,733
2,300	Xebio Holdings Co. Ltd.	25,466
4,000	Yachiyo Industry Co. Ltd.	23,225
6,000	Yahagi Construction Co. Ltd.	38,664
1,000	Yakuodo Co. Ltd.	21,963
15,200	YAMABIKO Corp.	128,891
900	YAMADA Consulting Group Co. Ltd.	16,282
2,800	Yamagata Bank Ltd. (The)	40,896
36,500	Yamaguchi Financial Group, Inc.	254,828
3,900	Yamaha Motor Robotics Holdings Co. Ltd.(a)	15,638
3,100	YA-MAN Ltd.	24,975
22,200	Yamanashi Chuo Bank Ltd. (The)	231,167
6,100	Yamatane Corp.	77,941
2,600	Yamato Corp.	13,456
12,500	Yamaya Corp.	260,712
4,800	Yamazaki Baking Co. Ltd.	72,890
900	Yamazawa Co. Ltd.	13,816
8,200	Yamazen Corp.	77,905
1,200	Yaoko Co. Ltd.	54,947
7,818	Yashima Denki Co. Ltd.	63,698
1,400	Yasunaga Corp.	18,291
39,100	Yellow Hat Ltd.	499,811
4,600	Yokogawa Bridge Holdings Corp.	71,506
6,200	Yokohama Reito Co. Ltd.	58,179
20,900	Yokohama Rubber Co. Ltd. (The)	384,535
600	Yokowo Co. Ltd.	12,600
400	Yomiuri Land Co. Ltd.	17,695
600	Yondoshi Holdings, Inc.	14,372
9,000	Yorozu Corp.	118,184
12,600	Yossix Co. Ltd.	296,198
3,600	Yotai Refractories Co. Ltd.	18,832
Shares		Value
JAPAN (continued)
3,700	Yuasa Trading Co. Ltd.	$104,283
1,700	Yuken Kogyo Co. Ltd.	26,681
1,100	Yume No Machi Souzou Iinkai Co. Ltd.	16,492
4,700	Yumeshin Holdings Co. Ltd.	34,410
56,600	Yurtec Corp.	375,578
900	Yushiro Chemical Industry Co. Ltd.	11,113
1,500	Zenrin Co. Ltd.	27,577
3,500	Zensho Holdings Co. Ltd.	75,186
20,900	Zeon Corp.	241,705
48,300	ZERIA Pharmaceutical Co. Ltd.	876,875
3,700	ZIGExN Co. Ltd.	26,510
4,000	Zojirushi Corp.	48,187
129,400	ZOZO, Inc.	2,440,011
		435,109,485
JERSEY CHANNEL ISLANDS — 0.4%
33,143	Centamin Plc	51,716
274,987	Novocure Ltd.(a)	22,884,418
225	Sanne Group Plc	1,503
		22,937,637
JORDAN — 0.0%
3,419	Hikma Pharmaceuticals Plc	76,276
LIECHTENSTEIN — 0.0%
750	Liechtensteinische Landesbank AG	45,725
269	VP Bank AG	42,122
		87,847
LUXEMBOURG — 0.0%
4,299	APERAM SA	106,239
1,967	Corestate Capital Holding SA	71,492
455	Eurofins Scientific SE	194,632
2,321	IVS Group SA	25,931
10,000	L’Occitane International SA	20,771
1,946	RTL Group SA	95,992
319	RTL Group SA	15,663
38,208	SES SA	631,024
2,210	Stabilus SA	100,717
503	Sword Group	17,304
		1,279,765
MACAU — 0.0%
218,000	Macau Legend Development Ltd.(a)	31,118
16,400	MGM China Holdings Ltd.	26,800
		57,918
MALAYSIA — 0.1%
75,100	Aeon Co. (M) Berhad	31,370
9,450	AEON Credit Service M Berhad	37,855
300,306	Affin Bank Berhad	146,728

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
MALAYSIA (continued)
189,600	AirAsia Group Berhad	$89,740
78,500	Alliance Bank Malaysia Berhad	69,828
132,500	AMMB Holdings Berhad	135,533
20,100	Amway Malaysia Holdings Berhad	29,254
27,700	Ann Joo Resources Berhad	10,018
28,900	APM Automotive Holdings Berhad	17,574
33,000	Astro Malaysia Holdings Berhad	11,554
32,700	Batu Kawan Berhad	129,442
23,600	Berjaya Sports Toto Berhad	15,015
45,700	Bermaz Auto Berhad	28,193
64,200	BIMB Holdings Berhad	65,004
480,407	Boustead Holdings Berhad	132,488
83,160	Boustead Plantation Berhad	14,076
3,100	British American Tobacco Malaysia Berhad	16,930
234,600	Bumi Armada Berhad(a)	12,948
19,850	Bursa Malaysia Berhad	32,416
25,500	Cahya Mata Sarawak Berhad	17,528
9,100	Carlsberg Brewery-Malaysia Berhad	53,061
65,900	Dayang Enterprise Holdings Berhad(a)	22,709
83,300	DRB-Hicom Berhad	53,228
2,300	Dutch Lady Milk Industries Berhad	35,600
184,797	Eastern & Oriental Berhad(a)	35,692
127,900	Eco World Development Group Berhad(a)	24,278
173,400	Felda Global Ventures Holdings Berhad(a)	47,319
5,200	Fraser & Neave Holdings Berhad	43,442
84,500	Gamuda Berhad	75,722
4,200	Genting Plantations Berhad	9,873
54,366	Globetronics Technology Berhad	23,244
93,500	Hap Seng Plantations Holdings Berhad	35,183
18,600	Hartalega Holdings Berhad	22,269
14,200	Heineken Malaysia Berhad	78,205
22,300	Hengyuan Refining Co Berhad(a)	26,963
126,300	Hiap Teck Venture Berhad	6,833
24,700	Hong Leong Industries Berhad	66,167
27,600	IGB Berhad	18,265
131,780	IJM Corp. Berhad	74,161
36,700	IJM Plantations Berhad	12,790
139,031	Inari Amertron Berhad	54,984
131,300	IOI Properties Group Berhad	39,955
94,700	Iskandar Waterfront City Berhad(a)	22,233
Shares		Value
MALAYSIA (continued)
71,600	JAKS Resources Berhad(a)	$13,442
37,100	Kerjaya Prospek Group Berhad	12,811
34,300	Kossan Rubber Industries	33,807
125,600	KPJ Healthcare Berhad	28,404
142,174	KSL Holdings Berhad(a)	28,739
155,800	Landmarks Berhad(a)	22,625
53,360	LBS Bina Group Berhad	6,840
42,600	Lingkaran Trans Kota Holdings Berhad	47,457
50,300	Lion Industries Corp. Berhad(a)	6,108
12,000	Lotte Chemical Titan Holding Bhd	8,210
16,920	LPI Capital Berhad	64,071
32,273	Lynas Corp. Ltd.(a)	57,269
15,900	Magni-Tech Industries Berhad	18,645
25,900	Magnum Berhad	16,785
157,873	Mah Sing Group Berhad	35,309
48,523	Malaysia Airports Holdings Berhad	98,288
208,427	Malaysia Building Society Berhad	43,842
7,400	Malaysian Pacific Industries Berhad	16,298
71,500	Matrix Concepts Holdings Berhad	32,876
36,900	Mega First Corp. Berhad	33,872
149,600	MMC Corp. Berhad	39,749
63,200	Muhibbah Engineering M Berhad	40,987
72,300	My EG Services Berhad	26,940
33,800	Padini Holdings Berhad	28,807
2,600	Panasonic Manufacturing Malaysia Berhad	25,216
63,420	Paramount Corp. Berhad	23,188
11,000	Petron Malaysia Refining & Marketing Berhad	15,912
32,300	Press Metal Aluminium Holdings Berhad	35,522
19,780	QL Resources Berhad	32,901
146,200	Sapura Energy Berhad	10,542
64,857	Sarawak Oil Palms Berhad	35,730
16,600	Scientex Berhad	33,887
26,900	Serba Dinamik Holdings Berhad	26,054
42,000	Shangri-La Hotels (Malaysia) Berhad	53,489
111,600	Sime Darby Berhad	59,020
77,800	Sime Darby Property Berhad	18,368
30,400	SKP Resources Berhad	9,099
69,602	SP Setia Berhad Group	32,944
75,773	Sunway Berhad	30,401
67,866	Sunway Construction Group Berhad	35,601

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
MALAYSIA (continued)
51,000	Supermax Corp. Berhad	$20,389
35,000	Syarikat Takaful Malaysia Keluarga Berhad	51,634
22,700	Ta Ann Holdings Berhad	12,360
269,700	TA Enterprise Berhad	41,780
195,360	TA Global Berhad	11,815
126,800	Tan Chong Motor Holdings Berhad	44,767
36,900	Telekom Malaysia Berhad	36,494
18,360	TIME dotCom Berhad	40,017
39,740	Top Glove Corp. Berhad	43,607
43,600	TSH Resources Berhad	9,604
14,700	Uchi Technologies Berhad	9,658
19,600	UEM Edgenta Berhad	14,280
18,900	UMW Holdings Berhad	23,143
23,700	United Malacca Berhad	29,285
20,800	United Plantations Berhad	130,082
207,100	UOA Development Berhad	104,300
6,200	ViTrox Corp. Bhd	10,477
78,875	VS Industry Berhad	22,817
55,000	Wah Seong Corp. Berhad(a)	9,310
42,100	Westports Holdings Berhad	40,728
38,200	Yinson Holdings Berhad	64,218
43,272	YNH Property Berhad	29,283
312,726	YTL Corp. Berhad	77,817
		4,043,590
MALTA — 0.0%
14,841	Kindred Group Plc - SDR	91,070
MEXICO — 0.1%
10,989	ALEATICA SAB de CV	9,456
317,467	Alfa SAB de CV - Series A	274,996
50,138	Alpek SAB de CV	54,183
6,467	Alsea SAB de CV(a)	13,218
40,010	Banco del Bajio SA	75,182
14,700	Becle SAB de CV	21,823
14,637	Bolsa Mexicana de Valores SAB de CV	24,327
42,311	Cemex SAB de CV - CPO - Units	15,058
82,556	Consorcio ARA SAB de CV - Series B	17,232
15,500	Corp Inmobiliaria Vesta SAB de CV	23,351
25,361	Corp. Actinver SAB de CV	16,410
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(a)	42,825
24,022	Corp. Moctezuma SAB de CV	72,152
1,260	Corporativo Fragua SAB de CV	15,648
35,363	Credito Real SAB de CV SOFOM ER	40,468
35,100	Fibra Uno Administracion SA de CV REIT	45,185
12,549	Fresnillo Plc	90,574
Shares		Value
MEXICO (continued)
39,113	Genomma Lab Internacional SAB de CV - Class B(a)	$35,758
25,002	Gentera SAB de CV	20,535
5,782	Gruma SAB de CV - Series B	52,966
30,292	Grupo Aeromexico SAB de CV(a)	23,710
11,618	Grupo Aeroportuario del Centro Norte SAB de CV	71,392
13,171	Grupo Aeroportuario del Pacifico SAB de CV - Series B	132,165
5,517	Grupo Aeroportuario del Sureste SAB de CV - Series B	83,487
37,329	Grupo Bimbo SAB de CV - Series A	71,332
11,248	Grupo Carso SAB de CV - Series A1	35,974
51,513	Grupo Cementos de Chihuahua SAB de CV	275,148
23,503	Grupo Comercial Chedraui SA de CV	35,272
739	Grupo Elektra SAB DE CV	49,573
45,428	Grupo Famsa SAB de CV - Class A(a)	13,299
22,346	Grupo Herdez SAB de CV - Series A	46,875
17,079	Grupo KUO SAB De CV - Series B	41,878
9,061	Grupo Rotoplas SAB de CV	6,525
19,200	Grupo Sanborns SAB de CV	20,539
8,920	Grupo Simec SAB de CV - Series B(a)	25,833
37,388	Hoteles City Express SAB de CV(a)	37,205
256,075	Impulsora del Desarrollo y el Empleo en America Latina SAB de CV(a)	332,725
5,874	Industrias Bachoco SAB de CV - Series B	26,603
131,489	Industrias CH SAB de CV - Series B(a)	431,921
3,486	Industrias Penoles SAB de CV	32,070
45,760	Kimberly-Clark de Mexico SAB de CV - Class A	94,941
36,269	La Comer SAB de CV(a)	43,529
19,599	Macquarie Mexico Real Estate Management SA de CV REIT	22,244
90	Medica Sur SAB de CV - Series B	98
18,125	Megacable Holdings SAB de CV - CPO Shares	76,884
81,014	Mexichem SAB de CV	148,046
118,273	Nemak SAB de CV	54,002

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
MEXICO (continued)
11,623	Organizacion Cultiba SAB de CV	$8,479
84,289	Organizacion Soriana SAB de CV - Series B(a)	88,759
8,733	Promotora y Operadora de Infraestructura SAB de CV	78,609
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	6,715
8,043	Qualitas Controladora SAB de CV - Class I	25,060
49,541	Regional SAB de CV	236,876
21,201	Telesites SAB de CV(a)	12,634
11,663	Unifin Financiera SAB de CV SOFOM ENR	24,569
13,935	Vitro SAB de CV - Series A	31,249
		3,707,567
MONACO — 0.0%
1,900	Endeavour Mining Corp.(a)	35,501
MONGOLIA — 0.0%
714,500	Mongolian Mining Corp.(a)	9,005
NETHERLANDS — 0.4%
4,578	Aalberts NV	184,201
22,187	Accell Group NV	529,479
31,927	Aegon NV	157,334
917	AFC Ajax NV(a)	17,708
10,937	Altice Europe NV(a)	40,717
483	AMG Advanced Metallurgical Group NV	13,828
1,283	Amsterdam Commodities NV	27,067
6,735	Arcadis NV	137,405
53,009	ASM International NV	4,323,868
132,875	ASR Nederland NV	4,992,996
1,337	Basic-Fit NV(a)	42,105
4,924	BE Semiconductor Industries NV	145,730
8,190	BinckBank NV(a)	57,413
7,881	Boskalis Westminster	177,965
0	Brack Capital Properties NV(a)	18
1,066	Brunel International NV	15,199
7,289	Corbion NV	238,254
2,476	Euronext NV	191,139
4,336	ForFarmers NV	34,090
6,077	Fugro NV - CVA(a)	49,602
4,320	GrandVision NV	129,487
156,454	Heijmans NV - CVA(a)	1,445,150
1,636	Hunter Douglas NV	110,725
1,828	IMCD Group NV	161,047
7,159	Intertrust NV	136,754
8,679	KAS Bank NV - CVA	120,181
2,222	Kendrion NV	42,744
265,355	Koninklijke BAM Groep NV	887,691
275,956	Koninklijke KPN NV	786,876
Shares		Value
NETHERLANDS (continued)
52,482	Koninklijke Volkerwessels NV	$1,045,883
4,105	Koninklijke Vopak NV	202,398
392	Lucas Bols NV	5,785
2,009	Nederland Apparatenfabriek	107,529
3,753	NSI NV REIT	159,368
3,894	OCI NV(a)	101,564
24,070	Ordina NV	49,249
13,620	PostNL NV	23,315
4,544	QIAGEN NV(a)	172,478
5,961	Randstad NV	299,206
10,338	SBM Offshore NV	204,560
455	Shop Apotheke Europe NV(a)	17,839
13,317	Signify NV	361,541
5,632	Sligro Food Group NV	180,309
86,230	SNS REAAL NV(a)(b)	0
3,279	TKH Group NV	194,541
133,800	TomTom NV	1,579,956
1,091	Van Lanschot Kempen NV	22,277
17,030	Vastned Retail NV REIT	496,965
765,391	VEON Ltd. - ADR	2,395,674
3,449	Wessanen	43,235
		22,860,445
NEW ZEALAND — 0.3%
218,861	Air New Zealand Ltd.	389,621
6,753	CBL Corp. Ltd.(a)(b)	2,636
84,146	Chorus Ltd.	304,717
6,578	Contact Energy Ltd.	33,561
15,665	EBOS Group Ltd.	256,192
6,739	Freightways Ltd.	37,910
5,539	Genesis Energy Ltd.	12,455
3,881	Hallenstein Glasson Holdings Ltd.	13,659
20,946	Infratil Ltd.	63,854
23,524	Kathmandu Holdings Ltd.	32,791
35,207	Kiwi Property Group Ltd.	37,421
12,351	Mainfreight Ltd.	340,424
13,684	Metlifecare Ltd.	39,293
274,611	New Zealand Refining Co. Ltd. (The)	388,406
56,805	NZME Ltd.	20,101
39,693	NZX Ltd.	30,970
73,491	PGG Wrightson Ltd.	26,567
80,140	Pike River Coal Ltd.(a)(b)	0
205,771	Port of Tauranga Ltd.	831,882
1,119	Restaurant Brands New Zealand Ltd.(a)	7,215
15,128	Sanford Ltd.	66,489
58,037	Skellerup Holdings Ltd.	88,515
18,902	SKY Network Television Ltd.	15,732
115,434	SKYCITY Entertainment Group Ltd.	302,824
174,379	Stride Property Group	259,582
31,804	Summerset Group Holdings Ltd.	117,690
64,488	Synlait Milk Ltd.(a)	423,727

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
4,605	Tourism Holdings, Ltd.	$12,369
21,108	Trustpower Ltd.	105,048
89,987	Vista Group International Ltd.	365,621
296,438	Xero Ltd.(a)	13,049,800
944,081	Z Energy Ltd.	4,015,253
		21,692,325
NORWAY — 0.3%
81,009	ABG Sundal Collier Holding ASA	32,580
1,087	AF Gruppen ASA	20,700
16,316	Akastor ASA(a)	20,768
66,947	Aker ASA - Class A	3,523,278
22,495	Aker Solutions ASA(a)	71,954
11,928	American Shipping Co. ASA	46,773
5,464	Atea ASA	69,514
379,221	Austevoll Seafood ASA	3,858,180
9,647	Avance Gas Holding Ltd.(a)	28,584
445,238	B2Holding ASA	495,449
7,044	Bonheur ASA	142,386
15,816	Borregaard ASA	165,643
21,532	BW Offshore Ltd.(a)	120,885
1,680,759	DNO ASA	2,811,202
2,877	Entra ASA	41,731
12,338	Europris ASA	35,401
11,761	Frontline Ltd.(a)	85,827
5,496	Grieg Seafood ASA	78,175
7,112	Hexagon Composites ASA(a)	27,441
8,291	Hoegh LNG Holdings Ltd.	34,099
8,021	Itera ASA	6,892
40,296	Kongsberg Gruppen ASA	510,751
27,615	Kvaerner ASA	38,812
5,087	Magnora ASA	3,971
16,871	NEL ASA(a)	13,232
3,874	Nordic Semiconductor ASA(a)	19,177
3,231	Norwegian Air Shuttle ASA(a)	14,427
15,576	Norwegian Finans Holding ASA(a)	108,029
46,133	Norwegian Property ASA	61,466
7,346	Ocean Yield ASA	43,439
15,636	Odfjell Drilling Ltd.(a)	46,354
8,670	Odfjell SE - Class A(a)	25,291
15,813	Olav Thon Eiendomsselskap ASA	258,655
8,549	Otello Corp. ASA(a)	15,670
49,298	Petroleum Geo-Services ASA(a)	69,892
49,441	Salmar ASA	2,283,618
6,036	Sbanken ASA	46,367
5,320	Scatec Solar ASA	54,796
6,581	Selvaag Bolig ASA	34,516
5,643	SpareBank 1 BV	24,115
17,310	Sparebank 1 Oestlandet	161,888
226,120	SpareBank 1 SR-Bank ASA	2,432,890
201	Sparebanken More	7,144
Shares		Value
NORWAY (continued)
33,323	Spectrum ASA(a)	$227,439
21,350	Storebrand ASA	144,275
7,790	TGS Nopec Geophysical Co. ASA	188,294
6,808	Tomra Systems ASA	200,236
5,713	Veidekke ASA	51,476
		18,803,682
PERU — 0.1%
293,300	Cia de Minas Buenaventura SAA - ADR	4,469,892
18,863	Hochschild Mining Plc	47,306
		4,517,198
PHILIPPINES — 0.0%
35,900	Aboitiz Equity Ventures, Inc.	37,223
22,500	Aboitiz Power Corp.	15,618
390,200	Alliance Global Group, Inc.	119,108
150,400	Bloomberry Resorts Corp.	33,837
27,890	Cebu Air, Inc.	51,134
133,952	China Banking Corp.	70,707
225,500	Cosco Capital, Inc.	30,345
183,400	DMCI Holdings, Inc.	36,490
148,350	East West Banking Corp.(a)	36,133
165,200	Emperador, Inc.(a)	24,432
44,200	Filinvest Development Corp.	12,127
2,062,375	Filinvest Land, Inc.	76,862
43,720	First Philippine Holdings Corp.	74,342
17,425	Globe Telecom, Inc.	734,428
940	GT Capital Holdings, Inc.	17,060
63,226	Integrated Micro-Electronics, Inc.	11,777
18,820	International Container Terminal Services, Inc.	49,813
657,700	Lopez Holdings Corp.	58,579
86,600	LT Group, Inc.	23,966
11,600	Manila Water Co., Inc.	5,350
33,500	Megawide Construction Corp.	12,502
1,018,696	Megaworld Corp.	122,330
352,300	Metro Pacific Investments Corp.	33,116
26,580	Metropolitan Bank & Trust Co.	39,510
444,000	Petron Corp.	48,319
152,000	Philex Mining Corp.	10,197
49,100	Phoenix Petroleum Philippines, Inc.	11,559
19,870	Pilipinas Shell Petroleum Corp.	14,984
38,600	Puregold Price Club, Inc.	34,385
104,253	Rizal Commercial Banking Corp.	62,880
210,207	Robinsons Land Corp.	112,958
15,190	Robinsons Retail Holdings, Inc.	23,690
13,571	Security Bank Corp.	48,605
57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
PHILIPPINES (continued)
83,440	Semirara Mining & Power Corp.	$37,678
6	Top Frontier Investment Holdings, Inc.(a)	31
161,290	Union Bank of Philippines, Inc.	190,907
583,900	Vista Land & Lifescapes, Inc.	87,652
		2,410,634
POLAND — 0.2%
3,727	Alior Bank SA(a)	44,885
817	Amica SA	24,786
348	Apator SA	2,109
6,063	Asseco Poland SA	85,683
552	Bank Handlowy w Warszawie SA	7,508
29,732	Bank Millennium SA(a)	58,059
965	Budimex SA	32,085
1,070	CCC SA	41,310
885	CD Projekt SA	52,317
2,430	Ciech SA(a)	24,769
14,875	Cyfrowy Polsat SA	115,046
1,360	Dino Polska SA(a)	51,116
28,255	Enea SA(a)	59,962
770,847	Energa SA(a)	1,452,743
4,391	Eurocash SA	21,169
7,502	Famur SA	8,861
119	Grupa Azoty Zaklady Chemiczne Police SA	433
1,643	Grupa Kety SA(a)	143,704
9,826	Grupa Lotos SA	220,714
1,298	Inter Cars SA	66,074
2,436	Jastrzebska Spolka Weglowa SA(a)	24,467
198,084	KGHM Polska Miedz SA(a)	4,789,271
21,659	LC Corp. SA	15,465
32	LPP SA	64,658
1,552	Lubelski Wegiel Bogdanka SA	14,719
256	mBank SA(a)	22,986
23,981	Netia SA(a)	28,949
17,977	Orange Polska SA(a)	31,257
466	Pfleiderer Group SA(a)	3,366
943,371	PGE Polska Grupa Energetyczna SA(a)	2,157,309
1,888	PKP Cargo SA	16,414
4,554	Polnord SA(a)	6,523
1,383,131	Polskie Gornictwo Naftowe i Gazownictwo SA	2,005,584
2,678,235	Tauron Polska Energia SA(a)	1,089,606
1,885	Warsaw Stock Exchange	18,881
		12,802,788
PORTUGAL — 0.1%
303,691	Altri SGPS SA	1,992,771
518,059	Banco Comercial Portugues SA	132,400
1,231,589	Banco Espirito Santo SA(a)(b)	0
Shares		Value
PORTUGAL (continued)
17,811	CTT-Correios de Portugal SA	$37,944
8,896	EDP - Energias de Portugal SA	32,565
10,031	Jeronimo Martins SGPS SA	161,861
16,422	Mota-Engil SGPS SA	32,966
165,453	Navigator Co. SA (The)	556,177
530,950	NOS SGPS SA	3,296,881
20,026	REN - Redes Energeticas Nacionais SGPS SA	54,132
6,215	Semapa - Sociedade de Investimento e Gestao	82,101
401,904	Sonae SGPS SA	374,807
		6,754,605
PUERTO RICO — 0.1%
141,000	EVERTEC, Inc.	4,514,820
QATAR — 0.1%
2,655,170	Barwa Real Estate Co.	2,604,904
1,830,746	Doha Bank QPSC	1,373,633
		3,978,537
ROMANIA — 0.0%
3,908	NEPI Rockcastle Plc	35,272
RUSSIA — 0.6%
8,467	Etalon Group Plc	18,711
700,030,774	Federal Grid Co. Unified Energy System PJSC	2,020,699
3,038,052	Gazprom PJSC	11,260,334
1,373,778	Gazprom PJSC - ADR	10,041,504
4,316	Globaltrans Investment Plc	37,742
66,570	Magnit PJSC	3,951,741
14,884	Magnitogorsk Iron & Steel Works PJSC	128,590
2,324	Mail.Ru Group Ltd.(a)	59,603
2,223	Novolipetsk Steel PJSC	52,216
461,351	Petropavlovsk Plc(a)	55,709
1,292	Ros Agro Plc	14,970
116,079,399	ROSSETI PJSC	2,170,792
311,212,468	RusHydro PJSC	2,761,436
17,144	RusHydro PJSC - ADR	14,427
5,614	TMK PJSC	20,039
2,973,081,703	VTB Bank PJSC	1,980,575
156,700	Yandex NV - Class A(a)	6,145,774
		40,734,862
SAUDI ARABIA — 0.0%
963,836	Dar Al Arkan Real Estate Development Co.(a)	2,938,866
SINGAPORE — 0.2%
813,800	Accordia Golf Trust - Units	313,806
79,900	Ascendas India Trust - Units	81,898
1,837,930	Asian Pay Television Trust - Units	234,772
35,000	Banyan Tree Holdings, Ltd.	12,292
21,700	Best World International Ltd.(b)	21,477

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SINGAPORE (continued)
4,200	BOC Aviation Ltd.	$36,185
7,400	Bonvests Holdings Ltd.	6,893
25,598	Boustead Projects Ltd.	18,463
48,229	Boustead Singapore Ltd.	26,988
267,500	BreadTalk Group Ltd.	136,273
23,600	Bukit Sembawang Estates Ltd.	94,499
9,090	BW LPG Ltd.(a)	41,588
292,900	Cache Logistics Trust, REIT	163,842
458,500	China Aviation Oil Singapore Corp. Ltd.	420,978
1,030,000	China Sunsine Chemical Holdings Ltd.	839,718
90,000	Chip Eng Seng Corp. Ltd.	45,954
69,300	CITIC Envirotech Ltd.	16,305
25,100	ComfortDelGro Corp. Ltd.	49,196
1,608,200	CSE Global Ltd.	537,959
88,000	CW Group Holdings Ltd.(a)(b)	487
41,300	Delfi Ltd.	39,153
584,900	Ezion Holdings Ltd.(a)(b)	13,749
316,200	Far East Hospitality Trust	156,256
130,121	Far East Orchard Ltd.	113,066
24,400	First Resources Ltd.	27,639
164,000	Fragrance Group Ltd.	15,514
121,000	Frasers Property Ltd.	159,326
646,400	Frencken Group Ltd.	333,034
122,600	GL Ltd.	70,387
209,700	Golden Agri-Resources Ltd.	44,790
58,000	GP Industries Ltd.	25,933
40,466	GuocoLand Ltd.	58,494
89,200	Halcyon Agri Corp. Ltd.(a)	30,737
32,000	Hiap Hoe Ltd.	18,753
622,300	Hi-P International Ltd.	620,979
67,539	Ho Bee Land Ltd.	115,701
392,640	Hong Fok Corp. Ltd.	244,919
232,800	Hong Leong Asia Ltd.(a)	97,038
14,700	Hong Leong Finance Ltd.	29,588
9,000	Hour Glass Ltd. (The)	5,536
76,000	Hyflux Ltd.(a)	1,609
129,600	Indofood Agri Resources Ltd.	27,704
47,400	Japfa Ltd.	17,501
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
90,757	Keppel Infrastructure Trust - Units	33,619
52,400	Koufu Group Ltd.	28,108
135,400	Lian Beng Group Ltd.	49,100
42,000	Low Keng Huat Singapore Ltd.	14,789
75,000	Lum Chang Holdings Ltd.	18,819
690,300	Mapletree Commercial Trust, REIT	1,037,050
400,600	Midas Holdings Ltd.(a)(b)	10,495
147,400	Olam International Ltd.	207,753
68,690	OM Holdings Ltd.	37,046
Shares		Value
SINGAPORE (continued)
28,200	OUE Ltd.	$30,694
212,492	Oxley Holdings Ltd.	50,768
69,500	Penguin International Ltd.	26,076
84,970	QAF Ltd.	45,201
39,618	Raffles Medical Group Ltd.	29,607
394,700	RHT Health Trust - Units	5,494
239,250	Roxy-Pacific Holdings Ltd.	67,653
19,500	SATS Ltd.	67,941
72,800	Sembcorp Industries Ltd.	123,176
160,395	Sheng Siong Group Ltd.	135,244
689,100	Silverlake Axis Ltd.	259,875
527,100	Sinarmas Land Ltd.	92,893
503,200	Singapore Airlines Ltd.	3,523,008
54,300	Singapore Medical Group Ltd.(a)	15,181
47,900	Singapore Post Ltd.	33,542
174,000	Singapore Reinsurance Corp. Ltd.	36,647
440,400	Stamford Land Corp. Ltd.	152,204
24,100	StarHub Ltd.	26,406
36,600	Sunningdale Tech Ltd.	36,566
310,298	Tuan Sing Holdings Ltd.	77,496
220,554	United Engineers Ltd.	418,597
310,992	United Industrial Corp. Ltd.	673,075
171,068	UOB-Kay Hian Holdings Ltd.	150,270
15,211	UOL Group Ltd.	80,841
62,800	Venture Corp. Ltd.	700,814
15,900	Wing Tai Holdings Ltd.	24,379
26,250	Xinghua Port Holdings Ltd.	3,314
446	XP Power Ltd.	11,028
620,500	Yanlord Land Group Ltd.	582,392
		14,284,140
SOUTH AFRICA — 0.5%
3,451	Adcock Ingram Holdings Ltd.	13,723
39,276	Advtech Ltd.	34,699
16,012	AECI Ltd.	104,223
9,268	African Oxygen Ltd.	13,774
13,666	African Rainbow Minerals Ltd.	168,343
10,747	Afrimat Ltd.	26,133
97,498	Alexander Forbes Group Holdings Ltd.	38,174
12,771	Allied Electronics Corp. Ltd. - A Shares	24,699
38,527	Alviva Holdings Ltd.	43,431
190,980	Anglo American Platinum Ltd.	11,337,343
53,538	AngloGold Ashanti Ltd.	920,034
83,136	ArcelorMittal South Africa Ltd.(a)	13,916
2,348	Aspen Pharmacare Holdings Ltd.	14,737
1,860	Assore Ltd.	45,356
3,359	Astral Foods Ltd.	38,545
18,910	AVI Ltd.	114,407
36,123	Barloworld Ltd.	302,816

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
14,066	Bidvest Group Ltd. (The)	$180,124
1,314	Cashbuild Ltd.	24,285
2,973	City Lodge Hotels Ltd.	23,803
11,801	Clicks Group Ltd.	167,603
23,729	Clover Industries Ltd.	38,168
7,676	Coronation Fund Managers Ltd.	22,411
21,103	DataTec Ltd.	49,466
3,467	Distell Group Holdings Ltd.	32,213
4,981	EOH Holdings Ltd.(a)	6,164
7,810	Equites Property Fund Ltd. REIT	11,146
15,471	Exxaro Resources Ltd.	179,400
3,858	Famous Brands Ltd.	24,529
6,653	Foschini Group Ltd. (The)	76,527
168,854	Gold Fields Ltd.	862,407
166,338	Grindrod Ltd.	69,814
43,149	Growthpoint Properties Ltd. REIT	71,603
34,961	Harmony Gold Mining Co. Ltd.(a)	86,612
6,699	Hudaco Industries Ltd.	54,616
1,986	Hulamin Ltd.	354
6,285	Hyprop Investments Ltd. REIT	30,485
1,144,043	Impala Platinum Holdings Ltd.(a)	6,103,296
12,929	Imperial Logistics Ltd.	40,986
12,652	Investec Plc	71,986
1,926	JSE Ltd.	17,210
52,054	KAP Industrial Holdings Ltd.	18,743
5,751	Lewis Group Ltd.	13,035
10,423	Liberty Holdings Ltd.	78,830
114,400	Life Healthcare Group Holdings Ltd.	180,108
37,440	Long4Life Ltd.(a)	11,820
5,279	Massmart Holdings Ltd.	18,820
8,996	Mediclinic International Plc	37,511
355,109	Merafe Resources Ltd.	29,984
22,537	Metair Investments Ltd.	37,268
111,479	Momentum Metropolitan Holdings	131,265
13,170	Motus Holdings Ltd.	67,856
16,444	Mpact Ltd.	25,980
9,464	Mr Price Group Ltd.	116,173
4,949	MultiChoice Group Ltd.(a)	46,259
171,949	Murray & Roberts Holdings Ltd.	138,143
60,253	Nampak Ltd.(a)	41,801
60,971	Netcare Ltd.	71,093
13,803	Northam Platinum Ltd.(a)	60,610
6,814	Oceana Group Ltd.	32,364
4,059	Omnia Holdings Ltd.	9,539
24,031	Peregrine Holdings Ltd.	30,864
16,287	Pick’n Pay Stores Ltd.	75,743
5,508	Pioneer Foods Group Ltd.	39,515
146,824	PPC Ltd.(a)	49,845
Shares		Value
SOUTH AFRICA (continued)
5,246	PSG Group Ltd.	$83,482
16,317	PSG Konsult Ltd.	10,722
12,027	Raubex Group Ltd.	16,037
88,504	Redefine Properties Ltd. REIT	54,151
3,765	Resilient REIT Ltd. REIT	16,137
8,400	Reunert Ltd.	38,124
7,777	Royal Bafokeng Platinum Ltd.(a)	18,360
2,487	Santam Ltd.	51,198
762,495	Sappi Ltd.	2,765,013
3,684,870	Sibanye Gold Ltd.(a)	4,557,118
8,610	SPAR Group Ltd. (The)	110,054
9,522	Sun International Ltd.(a)	30,697
81,592	Super Group Ltd.(a)	168,187
35,534	Telkom SA SOC Ltd.	212,174
5,002	Tiger Brands Ltd.	77,430
3,369	Tongaat Hulett Ltd.(a)(b)	3,103
24,737	Transaction Capital Ltd.	39,664
14,987	Trencor Ltd.(a)	25,772
17,772	Truworths International Ltd.	76,952
50,361	Tsogo Sun Gaming Ltd.	49,330
2,815	Wilson Bayly Holmes-Ovcon Ltd.	22,640
44,104	Woolworths Holdings Ltd.	168,455
		31,457,530
SOUTH KOREA — 1.1%
1,493	Able C&C Co. Ltd.(a)	12,562
3,445	Aekyung Petrochemical Co. Ltd.	21,974
781	AfreecaTV Co. Ltd.	38,054
1,836	AJ Networks Co. Ltd.	7,235
3,147	AJ Rent A Car Co. Ltd.(a)	27,341
706	AK Holdings, Inc.	24,398
4,880	ALUKO Co. Ltd.	9,499
1,630	Amotech Co. Ltd.(a)	25,726
230	Asia Cement Co. Ltd.	15,708
230	ASIA Holdings Co. Ltd.	20,830
962	Asia Paper Manufacturing Co. Ltd.	26,547
16,835	Asiana Airlines, Inc.(a)	81,873
2,350	Autech Corp.	20,326
2,934	Baiksan Co. Ltd.	17,441
140	BGF retail Co. Ltd.	24,176
1,524	BH Co. Ltd.(a)	23,350
295	Binggrae Co. Ltd.	16,227
32,432	BNK Financial Group, Inc.	191,311
1,549	Bookook Securities Co. Ltd.	26,282
6,025	Boryung Pharmaceutical Co. Ltd.	59,205
1,158	Bukwang Pharmaceutical Co. Ltd.	14,988
4,103	Capro Corp.	12,093
501	Cell Biotech Co. Ltd.	7,471

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
3,758	Cheil Worldwide, Inc.	$85,667
396	Chong Kun Dang Pharmaceutical Corp.	29,058
409	Chongkundang Holdings Corp.	35,763
1,068	CJ CGV Co. Ltd.	30,530
843	CJ CheilJedang Corp.	202,536
1,303	CJ Corp.	102,213
93	CJ Corp. - Preference Shares(a)(b)	2,882
504	CJ ENM Co. Ltd.	70,222
804	CJ Freshway Corp.	20,200
3,726	CJ Hello Co. Ltd.	18,771
333	CJ Logistics Corp.(a)	38,445
622	CKD Bio Corp.	15,107
400	Com2uSCorp	29,660
251	Cosmax, Inc.	21,557
1,022	CosmoAM&T Co. Ltd.(a)	9,879
426	COSON Co. Ltd.(a)	2,224
637	Crown Confectionery Co. Ltd.	4,688
1,379	Crown Haitai Holdings Co. Ltd.	13,518
1,323	Cymechs, Inc./Korea	8,265
4,684	D.I Corp.	12,958
4,227	Dae Dong Industrial Co. Ltd.	18,337
1,110	Dae Hwa Pharmaceutical Co. Ltd.	12,227
14,862	Dae Won Kang Up Co. Ltd.	49,643
12,386	Daea TI Co. Ltd.	50,110
7,259	Dae-Il Corp.	19,315
3,396	Daelim Industrial Co. Ltd.	301,708
2,871	Daesang Corp.	57,686
4,103	Daesang Holdings Co. Ltd.	23,891
2,247	Daesung Industrial Co. Ltd.(a)	7,754
1,178	Daewon Pharmaceutical Co. Ltd.	14,570
8,194	Daewon San Up Co. Ltd.	41,508
354,193	Daewoo Engineering & Construction Co. Ltd.(a)	1,220,891
2,186	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	53,799
7,695	Daewoong Co. Ltd.	100,381
183	Daewoong Pharmaceutical Co. Ltd.	24,321
639	Daihan Pharmaceutical Co. Ltd.	17,983
5,223	Daishin Securities Co. Ltd.	52,172
5,636	Danal Co. Ltd.(a)	13,727
594	Danawa Co. Ltd.	10,993
1,525	Dawonsys Co. Ltd.	17,469
6,854	DB Financial Investment Co. Ltd.	26,397
6,210	DB HiTek Co. Ltd.	68,942
5,784	DB Insurance Co. Ltd.	273,734
375	Dentium Co. Ltd.	21,540
Shares		Value
SOUTH KOREA (continued)
5,479	Deutsch Motors, Inc.(a)	$41,024
22,349	DGB Financial Group, Inc.	141,911
305	DI Dong Il Corp.	18,489
887	DIO Corp.(a)	30,390
1,833	DMS Co. Ltd.	7,679
2,814	Dong Ah Tire & Rubber Co. Ltd.	28,975
215	Dong-A ST Co. Ltd.	16,658
1,950	Dong-Ah Geological Engineering Co. Ltd.	35,799
3,239	Dongjin Semichem Co. Ltd.	36,937
665	DongKook Pharmaceutical Co. Ltd.	37,374
10,327	Dongkuk Steel Mill Co. Ltd.(a)	57,790
927	Dongsuh Cos., Inc.	13,942
54	Dongwon F&B Co. Ltd.	12,136
264	Dongwon Industries Co. Ltd.	51,020
3,000	Doosan Bobcat, Inc.	90,633
816	Doosan Corp.	72,038
20,176	Doosan Heavy Industries & Construction Co. Ltd.(a)	103,018
354,416	Doosan Infracore Co. Ltd.(a)	1,844,315
781	DoubleUGames Co. Ltd.	36,742
1,169	Douzone Bizon Co. Ltd.	62,821
2,732	DRB Holding Co. Ltd.	12,569
412	DTR Automotive Corp.	11,053
4,090	DY Corp.	17,662
2,154	DY POWER Corp.	21,242
174	e Tec E&C Ltd.	11,531
153	E1 Corp.	6,926
6,197	Eagon Holdings Co. Ltd.	14,228
1,587	Eagon Industrial Ltd.	9,862
4,965	Easy Bio, Inc.	21,945
803	Ecopro Co. Ltd.(a)	14,662
2,297	E-MART, Inc.	235,462
1,478	EM-Tech Co. Ltd.	14,623
998	ENF Technology Co. Ltd.	16,266
564	Eo Technics Co. Ltd.	33,692
11,176	Eugene Investment & Securities Co. Ltd.	22,173
2,306	Eugene Technology Co. Ltd.	21,486
4,135	Eusu Holdings Co. Ltd.(a)	23,438
936	F&F Co. Ltd.	54,580
1,549	Fila Korea Ltd.	87,650
1,087	Fine Semitech Corp.	6,508
3,565	Foosung Co. Ltd.(a)	26,503
779	Genie Music Corp.(a)	2,270
667	GOLFZON Co. Ltd.	39,870
2,412	Grand Korea Leisure Co. Ltd.	37,691
19,172	Green Cross Corp.	1,730,376
1,306	Green Cross Holdings Corp.	21,527
137,943	GS Engineering & Construction Corp.	3,928,819
9,123	GS Global Corp.	18,713

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
7,417	GS Holdings Corp.	$314,234
1,932	GS Retail Co. Ltd.	60,772
178	Gwangju Shinsegae Co. Ltd.	26,001
700	HAESUNG DS Co. Ltd.	7,613
2,861	Halla Corp.(a)	7,567
546	Halla Holdings Corp.	19,736
107,184	Hana Financial Group, Inc.	3,137,287
5,944	Hana Micron, Inc.	19,347
388	Hana Tour Service, Inc.	14,110
1,536	Hancom, Inc.	14,251
935	Handok, Inc.	18,584
1,011	Handsome Co. Ltd.	31,682
2,580	Hanjin Kal Corp.	56,123
280	Hanjin Transportation Co. Ltd.	7,325
76	Hankook Shell Oil Co. Ltd.	20,514
9,880	Hankook Tire & Technology Co. Ltd.	257,519
106	Hanmi Pharm Co. Ltd.	25,813
335	Hanmi Science Co. Ltd.	13,229
3,807	Hanmi Semiconductor Co. Ltd.	20,907
978	Hansae Co. Ltd.	15,535
1,513	Hansae Yes24 Holdings Co. Ltd.	9,679
1,819	Hanshin Construction Co. Ltd.	24,040
634	Hansol Chemical Co. Ltd.	43,355
3,258	Hansol Holdings Co. Ltd.(a)	11,695
16,438	Hansol HomeDeco Co. Ltd.	16,506
3,882	Hansol Paper Co. Ltd.	46,213
4,396	Hansol Technics Co. Ltd.(a)	25,821
524	Hanssem Co. Ltd.	26,755
1,369	Hanwha Aerospace Co. Ltd.(a)	37,091
12,707	Hanwha Chemical Corp.	198,844
6,639	Hanwha Corp.	132,898
195	Hanwha Galleria Timeworld Co. Ltd.	2,995
12,834	Hanwha General Insurance Co. Ltd.	37,738
16,802	Hanwha Investment & Securities Co. Ltd.(a)	30,363
47,109	Hanwha Life Insurance Co. Ltd.	104,119
2,960	Hanyang Eng Co. Ltd.	28,471
2,836	Harim Holdings Co. Ltd.	24,429
2,299	HDC Holdings Co. Ltd.	24,115
1,738	HDC Hyundai Engineering Plastics Co. Ltd.	7,961
7,210	Heungkuk Fire & Marine Insurance Co. Ltd.(a)	23,768
3,133	Hite Jinro Co. Ltd.	56,138
4,119	HJ Magnolia Yongpyong Hotel & Resort Corp.	22,708
1,530	Hotel Shilla Co. Ltd.	100,829
5,644	HS Industries Co. Ltd.	40,342
Shares		Value
SOUTH KOREA (continued)
6,474	HS R&A Co. Ltd.	$10,273
1,564	Huchems Fine Chemical Corp.	29,962
67	Hugel, Inc.(a)	21,105
562	Huons Co. Ltd.	23,229
2,944	Huons Global Co. Ltd.	78,812
1,576	Huvis Corp.	9,102
2,600	Hwangkum Steel & Technology Co. Ltd.	16,749
1,316	Hy-Lok Corp.	20,184
425	Hyosung Chemical Corp.	58,168
562	Hyosung Corp.	38,619
2,903	Hyundai BNG Steel Co. Ltd.	20,462
40,341	Hyundai Construction Equipment Co. Ltd.	1,054,124
870	Hyundai Corp.	14,247
39,224	Hyundai Department Store Co. Ltd.	2,446,705
26,288	Hyundai Electric & Energy System Co. Ltd.(a)	303,327
577	Hyundai Elevator Co. Ltd.	38,742
109,514	Hyundai Engineering & Construction Co. Ltd.	3,950,479
1,807	Hyundai Glovis Co. Ltd.	234,150
3,301	Hyundai Greenfood Co. Ltd.	34,486
560	Hyundai Heavy Industries Holdings Co. Ltd.	153,532
1,755	Hyundai Livart Furniture Co. Ltd.	22,940
7,586	Hyundai Marine & Fire Insurance Co. Ltd.	178,883
7,226	Hyundai Merchant Marine Co. Ltd.(a)	20,102
2,548	Hyundai Motor Securities Co. Ltd.	21,975
897	Hyundai Rotem Co. Ltd.(a)	12,477
1,245	Hyundai Wia Corp.	45,300
899	HyVision System, Inc.	6,250
3,262	ICD Co. Ltd.	31,518
6,080	IHQ, Inc.	9,235
792	Il Dong Pharmaceutical Co. Ltd.	11,472
5,139	Iljin Display Co. Ltd.	17,071
2,212	Iljin Electric Co. Ltd.(a)	5,183
662	Iljin Materials Co. Ltd.(a)	20,768
540	Ilyang Pharmaceutical Co. Ltd.(a)	10,655
1,171	InBody Co. Ltd.	24,185
245,714	Industrial Bank of Korea	2,721,667
2,198	Innox Advanced Materials Co., Ltd.(a)	97,707
4,639	Inscobee, Inc.(a)	9,518
2,081	IS Dongseo Co. Ltd.	58,388
1,144	i-SENS, Inc.	23,883
5,112	IsuPetasys Co. Ltd.	20,955
1,301	Jahwa Electronics Co. Ltd.	10,646

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,946	JASTECH Ltd.	$25,128
2,907	JB Financial Group Co. Ltd.	13,505
7,377	Jcontentree Corp.(a)(b)	28,807
861	Jeju Air Co. Ltd.	19,591
3,377	Jusung Engineering Co. Ltd.	17,674
1,283	JW Pharmaceutical Corp.	30,466
1,661	JYP Entertainment Corp.	28,354
2,527	KAON Media Co. Ltd.	21,336
81,383	KB Financial Group, Inc.	2,973,883
2,623	KC Co. Ltd.	28,240
1,052	KEPCO Engineering & Construction Co., Inc.	16,678
824	KEPCO Plant Service & Engineering Co. Ltd.	22,132
3,003	Keyang Electric Machinery Co. Ltd.	7,942
7,117	KEYEAST Co. Ltd.(a)	16,341
2,361	KG Chemical Corp.	23,417
2,847	Kginicis Co. Ltd.	29,615
4,335	KGMobilians Co. Ltd.	21,499
1,590	KIWOOM Securities Co. Ltd.	97,272
964	Koentec Co. Ltd.	9,559
556	Koh Young Technology, Inc.	38,827
1,469	Kolmar BNH Co. Ltd.	34,515
507	Kolmar Korea Holdings Co. Ltd.	10,070
440	Kolon Corp.	6,062
2,513	Kolon Industries, Inc.	84,153
610	Kolon Life Science, Inc.(a)	10,794
5,608	Korea Asset In Trust Co. Ltd.	17,820
1,723	Korea Autoglass Corp.	26,641
122,296	Korea Electric Power Corp.(a)	2,879,141
809	Korea Electric Terminal Co. Ltd.	45,424
579	Korea Gas Corp.	20,843
536	Korea Information & Communications Co. Ltd.(a)	4,001
5,031	Korea Investment Holdings Co. Ltd.	313,870
632	Korea Kolmar Co. Ltd.	29,312
2,885	Korea Line Corp.(a)	61,469
573	Korea Petrochemical Ind Co. Ltd.	57,853
17,755	Korea Real Estate Investment & Trust Co. Ltd.	32,774
1,041	Korea United Pharm, Inc.	17,788
6,053	Korean Air Lines Co. Ltd.	129,991
11,209	Korean Reinsurance Co.	75,563
2,714	Kortek Corp.	29,423
350	KPX Chemical Co. Ltd.	16,700
2,891	KT Skylife Co. Ltd.	24,397
12,081	KTB Investment & Securities Co. Ltd.(a)	26,637
3,749	KTCS Corp.	6,326
700	Kukdo Chemical Co. Ltd.	28,661
2,347	Kumho Petrochemical Co. Ltd.	160,948
Shares		Value
SOUTH KOREA (continued)
6,035	Kumho Tire Co., Inc.(a)	$20,390
5,317	Kwang Dong Pharmaceutical Co. Ltd.	30,367
1,610	Kyeryong Construction Industrial Co. Ltd.	34,579
4,479	Kyobo Securities Co. Ltd.	36,835
1,118	Kyongbo Pharmaceutical Co. Ltd.	8,079
682	Kyung Dong Navien Co. Ltd.	21,406
2,747	Kyungbang Co. Ltd.	23,143
3,492	Kyungdong Pharm Co. Ltd.	24,802
560	L&F Co. Ltd.	13,360
3,000	LB Semicon, Inc.(a)	24,960
7,239	Leadcorp Inc (The)	39,784
682	LEENO Industrial, Inc.	31,802
2,818	LF Corp.	58,060
53,470	LG Electronics, Inc.	2,927,975
210	LG Hausys Ltd.	10,588
1,690	LG Innotek Co. Ltd.	159,583
4,149	LG International Corp.	64,359
1,254	Lock & Lock Co. Ltd.	16,349
385	Lotte Chilsung Beverage Co. Ltd.	47,063
1,305	Lotte Corp.	37,331
2,654	LOTTE Fine Chemical Co. Ltd.	108,497
96	Lotte Food Co. Ltd.	39,607
1,351	LOTTE Himart Co. Ltd.	41,814
9,809	Lotte Non-Life Insurance Co. Ltd.(a)	16,915
1,127	Lotte Shopping Co. Ltd.	128,887
2,178	LS Corp.	80,871
1,913	LS Industrial Systems Co. Ltd.	74,144
7,515	Macquarie Korea Infrastructure Fund	73,997
3,810	Mando Corp.	108,368
1,288	Mcnex Co. Ltd.	22,597
220	Medy-Tox, Inc.	77,147
377	MegaStudyEdu Co. Ltd.	9,884
7,186	Meritz Financial Group, Inc.	84,360
3,306	Meritz Fire & Marine Insurance Co. Ltd.	55,555
41,376	Meritz Securities Co. Ltd.	175,895
2,704	MiCo Ltd.	11,544
47,998	Mirae Asset Daewoo Co. Ltd.	303,031
15,866	Mirae Asset Life Insurance Co. Ltd.	53,284
1,001	Modetour Network, Inc.	13,141
5,297	Moorim P&P Co. Ltd.	19,274
7,421	Moorim Paper Co. Ltd.	16,855
1,740	Namhae Chemical Corp.	13,260
434	NeoPharm Co. Ltd.	15,852
708	Neowiz(a)	7,610
3,085	NEPES Corp.	78,109
7,239	Nexen Corp.	36,180

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,044	Nexen Tire Corp.	$14,818
15,622	NH Investment & Securities Co. Ltd.	171,263
1,051	NHN KCP Corp.	16,475
2,870	NICE Holdings Co. Ltd.	52,499
1,136	Nice Information & Telecommunication, Inc.	29,852
3,006	NICE Information Service Co. Ltd.	39,445
2,683	NICE Total Cash Management Co. Ltd.	18,454
302	NongShim Co. Ltd.	59,835
454	Noroo Holdings Co. Ltd.	4,347
2,740	NPC	7,748
46,130	OCI Co. Ltd.	2,912,560
3,642	OPTRON-TEC, Inc.	18,063
1,868	Orion Corp.	24,566
431	Orion Corp./Republic of Korea	29,307
505	Osstem Implant Co. Ltd.(a)	29,246
53	Ottogi Corp.	28,860
4,424	Paik Kwang Industrial Co. Ltd.	10,004
15,220	Pan Ocean Co. Ltd.(a)	61,501
5,134	Pan-Pacific Co. Ltd.	12,597
1,952	Paradise Co. Ltd.	26,726
4,914	Partron Co. Ltd.	59,395
162	Pearl Abyss Corp.(a)	23,395
2,784	Poongsan Corp.	55,254
776	POSCO Chemical Co. Ltd.	31,628
4,494	Posco ICT Co. Ltd.	19,060
6,913	Posco International Corp.	108,829
4,870	Power Logics Co. Ltd.(a)	41,463
2,047	Protec Co. Ltd.	32,108
1,272	PSK Holdings, Inc.	8,428
3,374	PSK, Inc.(a)	48,053
1,800	Pulmuone Co. Ltd.	16,376
1,772	S&T Motiv Co. Ltd.	74,674
36,250	S-1 Corp.	3,201,231
393	Sajo Industries Co. Ltd.	14,915
851	Sam Chun Dang Pharm Co. Ltd.	23,880
1,203	Sam Yung Trading Co. Ltd.	16,736
2,523	Sambo Motors Co. Ltd.	11,472
5,492	Samick Musical Instruments Co. Ltd.	7,715
1,859	Samick THK Co. Ltd.	18,991
2,847	Samji Electronics Co. Ltd.	26,149
574	Samjin Pharmaceutical Co. Ltd.	13,093
1,210	Sammok S-Form Co. Ltd.	10,389
3,371	Samsung Card Co. Ltd.	103,293
335,177	Samsung Engineering Co. Ltd.(a)	4,624,167
26,742	Samsung Heavy Industries Co. Ltd.(a)	158,415
26,630	Samsung SDS Co. Ltd.	4,657,868
Shares		Value
SOUTH KOREA (continued)
7,839	Samsung Securities Co. Ltd.	$240,821
15,416	SAMT Co. Ltd.	27,767
535	Samwha Capacitor Co. Ltd.	19,597
378	Samyang Corp.	17,108
426	Samyang Foods Co. Ltd.	22,696
580	Samyang Holdings Corp.	34,041
10,570	Savezone I&C Corp.	33,015
12,045	S-Connect Co. Ltd.(a)	15,015
2,543	Seah Besteel Corp.	34,652
485	SeAH Holdings Corp.	35,265
543	SeAH Steel Holdings Corp.	23,751
2,394	Sebang Co. Ltd.	24,197
1,617	Sebo Manufacturing Engineer Corp.	12,183
1,369	Seegene, Inc.(a)	25,583
2,419	Sekonix Co. Ltd.(a)	12,821
364	Seobu T&D(a)	2,591
12,974	Seohan Co. Ltd.	14,803
2,675	Seoul Semiconductor Co. Ltd.	36,102
1,713	SFA Engineering Corp.	54,187
1,034	SFA Semicon Co. Ltd.(a)	2,207
273	Shindaeyang Paper Co. Ltd.	15,824
464	Shinsegae Engineering & Construction Co. Ltd.	11,080
244	Shinsegae Food Co. Ltd.	15,306
139	Shinsegae International, Inc.	19,781
940	Shinsegae, Inc.	199,937
9,563	Shinsung E&G Energy Co. Ltd.(a)	8,476
806	Silicon Works Co. Ltd.	25,742
2,858	SIMMTECH Co. Ltd.	12,844
642	SK Bioland Co. Ltd.	7,232
355	SK Chemicals Co. Ltd.	13,301
907	SK Discovery Co. Ltd.	18,511
248	SK Gas Ltd.	16,210
332	SK Materials Co. Ltd.	49,768
500,344	SK Networks Co. Ltd.	2,098,104
50,607	SK Securities Co. Ltd.	27,538
2,802	SKC Co. Ltd.	99,490
1,591	SKCKOLONPI, Inc.	38,433
2,440	SL Corp.	45,391
602	SM Entertainment Co. Ltd.(a)	17,873
4,340	Solid, Inc.(a)	19,902
2,175	Songwon Industrial Co. Ltd.	34,404
1,433	Soulbrain Co. Ltd.	78,387
134	SPC Samlip Co. Ltd.	10,648
4,928	Ssangyong Cement Industrial Co. Ltd.	23,374
5,404	Ssangyong Motor Co.(a)	15,140
1,302	Suheung Co. Ltd.	34,903
1,349	Sun Kwang Co. Ltd.	18,766
2,270	Sung Kwang Bend Co. Ltd.	17,552
5,975	Sungchang Enterprise Holdings Ltd.(a)	9,053
2,957	Sungshin Cement Co. Ltd.	18,898

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
10,772	Sungwoo Hitech Co. Ltd.	$34,391
67	Suprema, Inc.(a)	1,624
2,784	Systems Technology, Inc.	32,359
3,467	Tae Kyung Industrial Co. Ltd.	16,515
5,742	Taeyoung Engineering & Construction Co. Ltd.	63,949
4,737	Tailim Packaging Co. Ltd.	24,571
2,118	TechWing, Inc.	18,777
2,038	TES Co Ltd.	27,603
5,795	TK Chemical Corp.(a)	12,911
753	Tokai Carbon Korea Co. Ltd.	35,549
8,545	Tongyang Life Insurance Co. Ltd.	27,899
4,967	Top Engineering Co. Ltd.	36,569
1,855	Toptec Co. Ltd.	15,118
4,916	Tovis Co. Ltd.	28,766
1,046	Unid Co. Ltd.	41,843
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	15,875
2,607	UniTest, Inc.	24,778
754	Vieworks Co. Ltd.	17,304
1,082	Vitzrocell Co. Ltd.(a)	9,458
1,434	Webzen Inc(a)	18,410
696	Whanin Pharmaceutical Co. Ltd.	9,607
2,949	WiSoL Co. Ltd.	42,402
8,940	Wonik Holdings Co. Ltd.(a)	27,854
3,348	WONIK IPS Co. Ltd.	69,445
1,292	Wonik Materials Co. Ltd.	25,306
1,325	Wonik QnC Corp.(a)	12,012
246,475	Woori Financial Group, Inc.	2,722,845
4,070	Y G-1 Co. Ltd.	28,979
2,162	Youlchon Chemical Co. Ltd.	28,667
49	Young Poong Corp.	28,092
3,091	Youngone Corp.	87,628
764	Youngone Holdings Co. Ltd.	33,933
16,555	Yuanta Securities Korea Co. Ltd.(a)	38,312
247	Yuhan Corp.	44,987
3,045	Yuyang DNU Co. Ltd.(a)	17,295
2,552	Zeus Co. Ltd.	26,008
		67,635,122
SPAIN — 0.4%
13,957	Acciona SA	1,486,131
17,766	Acerinox SA	148,431
929	Alantra Partners SA	15,471
346,714	Almirall SA	6,284,554
3,400	AmRest Holdings SE(a)	35,359
351,163	Applus Services SA	4,936,211
11,724	Atresmedia Corp. de Medios de Comunicaion SA	45,681
2,752	Azkoyen SA	21,619
125,949	Banco de Sabadell SA	110,002
Shares		Value
SPAIN (continued)
58,670	Bankia SA	$116,319
37,238	Bankinter SA	241,554
6,859	Bolsas y Mercados Espanoles SHMSF SA	161,864
20,024	Caja de Ahorros del Mediterraneo(a)(b)	0
18,189	Cellnex Telecom SA	680,240
38,690	Cia de Distribucion Integral Logista Holdings SA	806,155
2,586	CIE Automotive SA	65,388
2,513	Construcciones y Auxiliar de Ferrocarriles SA	113,549
35,386	Deoleo SA(a)	2,425
5,852	Ebro Foods SA	117,592
69,192	EDP Renovaveis SA	712,366
22,432	eDreams ODIGEO SA(a)	101,487
14,311	Elecnor SA	179,328
51,843	Enagas SA	1,130,914
21,838	Ence Energia y Celulosa SA	78,945
16,697	Ercros SA	32,127
29,804	Euskaltel SA	260,334
13,019	Faes Farma SA	64,452
2,298	Fluidra SA(a)	28,746
7,912	Fomento de Construcciones y Contratas SA	100,731
13,223	Grupo Catalana Occidente SA	472,063
47,660	Grupo Ezentis SA(a)	27,671
1,924	Iberpapel Gestion SA	60,285
9,320	Indra Sistemas SA(a)	79,822
5,814	Inmobiliaria Colonial Socimi SA REIT	64,889
1,502	Laboratorios Farmaceuticos Rovi SA	34,527
937,258	Liberbank SA	349,045
50,363	Mapfre SA	138,641
2,908	Masmovil Ibercom SA(a)	65,866
339,837	Mediaset Espana Comunicacion SA	1,995,021
146,569	Melia Hotels International SA	1,291,252
2,815	Miquel y Costas & Miquel SA	48,644
1,099	Parques Reunidos Servicios Centrales SAU	16,799
1,765	Prim SA	21,729
15,559	Prosegur Cia de Seguridad SA	72,616
13,298	Quabit Inmobiliaria SA(a)	13,906
594	Realia Business SA(a)	616
13,619	Red Electrica Corp. SA	256,771
60,741	Sacyr SA	155,852
9,426	Siemens Gamesa Renewable Energy SA	131,895
5,619	Talgo SA(a)	30,209
1,445	Tecnicas Reunidas SA(a)	34,842
25,052	Tubacex SA	79,926
16,134	Unicaja Banco SA	12,706
4,051	Vidrala SA	366,975
2,388	Viscofan SA	116,887

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SPAIN (continued)
34,839	Vocento SA	$47,212
13,229	Zardoya Otis SA	90,686
		24,155,328
SWEDEN — 1.2%
8,497	AAK AB	173,830
8,404	AcadeMedia AB(a)	43,916
1,972	Addlife AB	53,128
13,643	AddNode Group AB	218,237
6,047	AddTech AB - Class B	158,544
16,626	AF POYRY AB	391,811
2,380	Alimak Group AB	33,076
722,700	Arjo AB - B Shares	2,908,846
40,636	Atrium Ljungberg AB - Class B	751,004
3,481	Attendo AB	15,822
87,895	Avanza Bank Holding AB	784,340
28,092	Axfood AB	591,459
578	BE Group AB	2,587
9,168	Beijer Alma AB	112,745
5,582	Beijer Electronics Group AB	25,416
2,374	Beijer Ref AB	52,623
8,577	Bergman & Beving AB	84,439
910	Besqab AB	11,528
44,845	Betsson AB	236,731
408,565	Bilia AB - A Shares	3,607,012
23,063	BillerudKorsnas AB	266,262
10,216	BioGaia AB - Class B	424,786
3,126	Biotage AB	33,709
1,799	Bonava AB	21,894
35,514	Bonava AB - Class B	425,170
8,615	Bravida Holding AB	71,556
9,401	Bufab AB	97,169
4,230	Bulten AB	28,383
59,041	Bure Equity AB	1,100,037
24,413	Byggmax Group AB(a)	83,815
47,591	Castellum AB	966,126
23,316	Catena AB	728,176
18,117	Cellavision AB	732,705
12,316	Clas Ohlson AB - Class B	110,858
428,925	Cloetta AB - B Shares	1,277,680
5,671	Coor Service Management Holding AB	47,829
2,886	Corem Property Group AB - Preference Shares	111,106
235,118	Dios Fastigheter AB	2,016,789
23,359	Dometic Group AB	213,101
13,750	Doro AB(a)	51,307
5,756	Duni AB	68,255
11,660	Dustin Group AB	100,659
3,235	Eastnine AB	36,687
5,106	Elanders AB - B Shares	44,003
692,896	Elekta AB - Class B	9,858,365
13,602	Enea AB(a)	231,352
25,843	Eolus Vind AB - B Shares	188,491
Shares		Value
SWEDEN (continued)
5,271	Fagerhult AB	$32,594
142,768	Fastighets AB Balder - Class B(a)	4,888,811
9	FastPartner AB	80
4,622	Ferronordic AB	67,805
9,885	Fingerprint Cards AB - Class B(a)	17,794
14,580	Fortnox AB	212,786
8,541	G5 Entertainment AB	75,708
919	GARO AB	29,555
579,605	Getinge AB - B Shares	8,504,353
38,747	Global Gaming 555 AB	25,403
16,539	Granges AB	164,682
16,737	Gunnebo AB	43,267
6,177	Haldex AB	30,794
5,659	Hemfosa Fastigheter AB	50,939
9,633	Hexpol AB	73,298
19,396	HIQ International AB	102,190
2,022	HMS Networks AB	35,103
7,642	Hoist Finance AB(a)	45,981
5,960	Holmen AB - B Shares	125,841
16,962	Hufvudstaden AB - A Shares	298,750
43,498	Humana AB	245,276
32,916	Husqvarna AB - B Shares	291,466
3,044	Husqvarna AB - Class A	26,964
6,904	Indutrade AB	195,606
109,564	Instalco AB	1,054,967
13,804	Intrum AB	361,881
50,173	Inwido AB	308,182
6,362	JM AB	164,116
12,143	KappAhl AB	24,623
17,171	Klovern AB - B Shares	28,242
9,466	KNOW IT AB	186,012
114,715	Kungsleden AB	997,656
4,026	Lagercrantz Group AB - B Shares	50,277
1,932	Lifco AB - B Shares	98,709
2,290	Lime Technologies AB	33,012
245,611	Lindab International AB	2,796,688
25,109	Loomis AB - Class B	863,658
58,971	Maha Energy AB(a)	198,864
3,312	Medivir AB - Class B(a)	7,982
3,595	Mekonomen AB(a)	26,604
34,267	Moberg Pharma AB(a)	239,957
8,224	Momentum Group AB - Class B	92,682
6,683	Mycronic AB	102,697
5,004	Nederman Holding AB	61,990
80,317	NetEnt AB	238,289
86,344	New Wave Group AB - Class B	576,579
21,247	Nobia AB	137,792
7,202	Nobina AB	41,974
58,709	Nolato AB - B Shares	3,340,753
1,900	Nordic Waterproofing Holding AS	16,323

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SWEDEN (continued)
2,070	NP3 Fastigheter AB	$18,059
72,188	Nyfosa AB(a)	444,143
1,084	OEM International AB - B Shares	26,950
131,238	Opus Group AB	83,143
78,815	Orexo AB(a)	577,133
1,247	Pandox AB	22,735
27,790	Peab AB	235,137
2,570	Platzer Fastigheter Holding AB - Class B	22,691
34,575	Pricer AB - B Shares	45,560
5,237	Proact IT Group AB	92,115
10,308	Ratos AB - B Shares	26,136
1,036	RaySearch Laboratories AB(a)	14,824
172,470	Recipharm AB - B Shares	2,141,890
8,478	Resurs Holding AB	49,074
98,800	Rottneros AB	105,540
2,524	Saab AB - Class B	79,456
2,136	Sagax AB - Class B	20,866
49,388	SAS AB(a)	67,353
23,431	Scandi Standard AB	149,628
9,373	Scandic Hotels Group AB	78,596
17,875	Sectra AB - B Shares	600,156
11,101	Semcon AB	61,241
95,227	SkiStar AB	1,104,076
15,987	SSAB AB - Class A	45,288
32,183	SSAB AB - Class B	81,584
4,673	Sweco AB - Class B	130,320
331,429	Swedish Orphan Biovitrum AB(a)	6,397,424
3,229	Systemair AB	40,836
5,104	Thule Group AB	111,487
6,623	Trelleborg AB - B Shares	91,199
2,598	Troax Group AB	24,668
716	VBG Group AB - B Shares	11,902
2,311	Vitec Software Group AB - B Shares	30,909
73,322	Vitrolife AB	1,411,010
3,733	Wallenstam AB - B Shares	39,001
98,504	Wihlborgs Fastigheter AB	1,432,118
		73,143,167
SWITZERLAND — 0.7%
15,385	Adecco Group AG	839,391
2,036	Allreal Holding AG	355,623
2,071	ALSO Holding AG	319,137
128	APG SGA SA	34,251
5,003	Arbonia AG	58,034
20,071	Ascom Holding AG	260,607
661	Autoneum Holding AG	72,629
4,095	Baloise Holding AG	739,625
491	Banque Cantonale de Geneve	98,252
736	Banque Cantonale Vaudoise	547,373
81	Barry Callebaut AG	158,028
35	Belimo Holding AG	206,141
473	Bell Food Group AG	126,436
Shares		Value
SWITZERLAND (continued)
1,462	Bellevue Group AG	$31,131
818	Berner Kantonalbank AG	185,764
1,241	Bobst Group SA	62,053
354	Bossard Holding AG - Class A	48,813
756	Bucher Industries AG	225,895
132	Burckhardt Compression Holding AG	31,936
232	Burkhalter Holding AG	17,104
1,680	Calida Holding AG	46,691
15,139	Cavotec SA(a)	21,820
21,323	Cembra Money Bank AG	2,055,037
178	Cham Group AG	76,712
1,007	Cicor Technologies Ltd.	50,774
554	Cie Financiere Tradition SA	57,185
11,670	Clariant AG	213,247
186	Coltene Holding AG	15,724
124	Conzzeta AG	97,445
224	Daetwyler Holding AG	34,527
1,087	DKSH Holding AG	54,891
110	dormakaba Holding AG	80,608
4,919	Dufry AG	431,405
2,041	EDAG Engineering Group AG	24,574
7,762	EFG International AG	50,297
554	Emmi AG	460,940
2,219	Energiedienst Holding AG	69,034
41,190	Evolva Holding SA(a)	7,386
473	Feintool International Holding AG	29,648
395	Fenix Outdoor International AG	42,140
1,122,107	Ferrexpo Plc	3,472,024
2,203	Flughafen Zuerich AG	402,304
90	Forbo Holding AG	140,383
15,174	GAM Holding AG(a)	66,437
221	Georg Fischer AG	190,495
39	Gurit Holding AG	42,694
54,297	Helvetia Holding AG	6,913,220
3,758	Highlight Communications AG	17,648
283	HOCHDORF Holding AG(a)	21,437
14,939	Huber & Suhner AG	1,189,601
12	Hypothekarbank Lenzburg AG	54,359
43,426	Implenia AG	1,163,200
125	Inficon Holding AG	77,975
21	Interroll Holding AG	42,710
853	Intershop Holding AG	428,547
28,196	IWG Plc	129,145
11,164	Julius Baer Group Ltd.	477,067
719	Jungfraubahn Holding AG	107,826
2,436	Kardex AG	350,546
135	Komax Holding AG	25,310
122,651	Kongsberg Automotive ASA(a)	90,212
1,955	Lastminute.com NV(a)	59,078
34	LEM Holding SA	46,990

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
SWITZERLAND (continued)
3,646	Logitech International SA	$149,941
777	Luzerner Kantonalbank AG	343,400
679	Meier Tobler Group AG(a)	10,901
47	Metall Zug AG - Class B	101,975
3,411	Mobilezone Holding AG	31,482
1,595	Mobimo Holding AG	425,749
11,401	OC Oerlikon Corp AG	122,028
939	Orascom Development Holding AG(a)	14,106
514	Orior AG	41,766
1,092	Panalpina Welttransport Holding AG	245,729
220	Phoenix Mecano AG	96,925
261	Plazza AG	65,959
1,742	PSP Swiss Property AG	208,867
1,004	Rieter Holding AG	131,997
154	Romande Energie Holding SA	192,957
137	Schaffner Holding AG	28,138
240,940	Schmolz & Bickenbach AG(a)	79,302
153	Schweiter Technologies AG	151,187
810	SFS Group AG	62,174
3,917	Siegfried Holding AG	1,458,226
507	St. Galler Kantonalbank AG	217,014
1,266	Sulzer AG	127,570
3,811	Sunrise Communications Group AG	281,866
2,142	Swiss Life Holding AG	1,035,099
703	Swissquote Group Holding SA	28,464
424	Tamedia AG	46,592
73,360	Temenos AG	12,914,487
235	Thurgauer Kantonalbank	25,572
142	u-blox Holding AG	11,589
11,068	Valiant Holding AG	1,134,587
4,078	Valora Holding AG	1,123,640
694	VAT Group AG	86,777
374	Vaudoise Assurances Holding SA	189,638
58	Vetropack Holding AG	118,584
1,506	Vifor Pharma AG	222,898
6,951	Von Roll Holding AG(a)	7,267
1,203	Vontobel Holding AG	63,312
154	VZ Holding AG	42,407
2,599	Zehnder Group AG	97,941
53	Zug Estates Holding AG - B Shares	97,692
29	Zuger Kantonalbank AG	179,403
		45,862,724
TAIWAN — 1.5%
24,000	Accton Technology Corp.	102,165
5,536,878	Acer, Inc.	3,344,135
5,050	Acter Group Corp. Ltd.	26,532
6,000	Actron Technology Corp.	18,747
9,998	Adlink Technology, Inc.	15,660
Shares		Value
TAIWAN (continued)
3,000	Advanced Ceramic X Corp.	$22,899
22,000	Advanced International Multitech Co. Ltd.	29,031
15,000	Advanced Wireless Semiconductor Co.	33,805
24,373	Advancetek Enterprise Co. Ltd.	12,901
19,000	Aerospace Industrial Development Corp.	19,468
3,916	Airtac International Group	39,986
9,000	Alchip Technologies Ltd.	28,870
22,000	Ambassador Hotel (The)	15,669
22,000	Ampire Co. Ltd.	18,488
9,099	Anpec Electronics Corp.	18,329
26,000	APCB, Inc.	22,268
24,161	Apex International Co. Ltd.	39,724
62,872	Ardentec Corp.	60,277
100,000	Asia Pacific Telecom Co. Ltd.(a)	22,699
30,100	Asia Vital Components Co. Ltd.	38,802
2,208	ASMedia Technology, Inc.	37,411
2,000	ASPEED Technology, Inc.	43,756
11,000	Aten International Co. Ltd.	30,020
9,079,000	AU Optronics Corp.	2,397,024
24,800	Audix Corp.	29,432
55,988	Bank of Kaohsiung Co. Ltd.	17,555
88,350	BES Engineering Corp.	21,741
10,000	Brighton-Best International Taiwan, Inc.	11,183
13,000	C Sun Manufacturing Ltd.	12,118
9,900	Capital Futures Corp.	13,891
191,955	Capital Securities Corp.	58,408
35,479	Career Technology Manufacturing Co. Ltd.(b)	41,304
16,000	Casetek Holdings Ltd.	26,218
34,300	Cathay Real Estate Development Co. Ltd.	24,002
23,062	Center Laboratories, Inc.	58,874
20,748	Central Reinsurance Co. Ltd.	11,882
29,640	ChainQui Construction Development Co. Ltd.	28,115
1,730	Chang Wah Electromaterials, Inc.	8,784
21,000	Channel Well Technology Co. Ltd.	17,072
13,185	Charoen Pokphand Enterprise	31,228
3,000	Chaun-Choung Technology Corp.	23,542
14,000	CHC Healthcare Group	21,950
50,920	Cheng Loong Corp.	30,647
39,797	Cheng Uei Precision Industry Co. Ltd.	43,139
25,277	Chicony Electronics Co. Ltd.	64,274
12,300	Chicony Power Technology Co. Ltd.	22,135
22,961	Chilisin Electronics Corp.	61,429

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
TAIWAN (continued)
357,744	China Airlines Ltd.	$109,603
105,000	China Bills Finance Corp.	49,741
21,000	China Chemical & Pharmaceutical Co. Ltd.	12,457
78,673	China General Plastics Corp.	53,736
128,584	China Life Insurance Co. Ltd/Taiwan(a)	105,966
22,077	China Metal Products	23,012
3,919,650	China Petrochemical Development Corp.	1,302,026
6,114	China Steel Chemical Corp.	24,881
31,360	China Wire & Cable Co. Ltd.(b)	20,927
21,000	Chinese Maritime Transport Ltd.	24,473
42,883	Chin-Poon Industrial Co. Ltd.	46,177
54,000	Chipbond Technology Corp.	108,266
53,000	ChipMOS Technologies, Inc.	48,403
25,000	Chong Hong Construction Co. Ltd.	71,764
10,876	Chroma ATE, Inc.	50,658
64,000	Chun YU Works & Co. Ltd.	44,645
124,779	Chun Yuan Steel	40,690
132,000	Chung Hung Steel Corp.	44,434
138,779	Chung Hwa Pulp Corp.	45,364
22,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	14,939
7,000	Cleanaway Co. Ltd.	35,727
175,000	CMC Magnetics Corp.(a)	38,248
4,687,000	Compal Electronics, Inc.	2,863,603
135,000	Compeq Manufacturing Co. Ltd.	115,761
3,392	Concraft Holding Co. Ltd.	16,000
52,200	Coretronic Corp.	67,031
24,000	Co-Tech Development Corp.	25,538
47,523	CSBC Corp. Taiwan(a)	39,787
18,838	CTCI Corp.	27,500
1,649	Cub Elecparts, Inc.	14,902
18,000	CviLux Corp.	14,247
6,000	CyberPower Systems, Inc.	17,636
76,321	Da-Li Development Co. Ltd.	73,197
28,000	Darfon Electronics Corp.	37,057
47,000	Darwin Precisions Corp.	27,075
10,000	Depo Auto Parts Industrial Co. Ltd.	23,094
66,904	D-Link Corp.	28,192
42,000	Dynamic Electronics Co. Ltd.(a)	13,419
13,000	Dynapack International Technology Corp.	19,942
41,000	E Ink Holdings, Inc.	44,924
7,620	Eclat Textile Co. Ltd.	99,718
3,000	Egis Technology, Inc.	21,216
9,924	Elan Microelectronics Corp.	25,295
7,000	E-LIFE MALL Corp.	14,506
Shares		Value
TAIWAN (continued)
22,809	Elite Advanced Laser Corp.	$40,858
14,967	Elite Material Co. Ltd.	56,949
37,000	Elite Semiconductor Memory Technology, Inc.	38,895
3,000	eMemory Technology, Inc.	36,066
98,000	EnTie Commercial Bank Co. Ltd.	51,210
91,015	Epistar Corp.	71,753
71,975	Eternal Materials Co. Ltd.	60,482
9,398,398	Eva Airways Corp.	4,399,579
53,059	Everest Textile Co. Ltd.(a)	19,382
84,000	Evergreen International Storage & Transport Corp.	38,529
7,255,617	Evergreen Marine Corp. Taiwan Ltd.	3,338,477
68,342	Everlight Chemical Industrial Corp.	37,669
759,000	Everlight Electronics Co. Ltd.	729,509
146,062	Far Eastern Department Stores Ltd.	110,551
307,068	Far Eastern International Bank	123,078
39,478	Faraday Technology Corp.	78,804
12,000	Farglory Land Development Co. Ltd.	14,674
69,255	Federal Corp.(a)	26,878
46,320	Feng Hsin Steel Co. Ltd.	84,936
4,785,660	First Financial Holding Co. Ltd.	3,593,237
61,000	First Insurance Co. Ltd. (The)	29,455
129,859	First Steamship Co. Ltd.(a)	52,136
34,049	FLEXium Interconnect, Inc.	103,626
9,955	Flytech Technology Co. Ltd.	24,294
24,000	Focaltech Systems Co. Ltd.	17,803
9,338	Formosa Laboratories, Inc.	11,416
31,203	Formosa Oilseed Processing Co. Ltd.	56,827
5,000	Formosa Sumco Technology Corp.	17,742
50,791	Formosan Union Chemical	22,165
33,000	Fortune Electric Co. Ltd.	26,954
7,127	Foxsemicon Integrated Technology, Inc.	26,867
21,000	Froch Enterprise Co. Ltd.	8,546
12,369	Fulgent Sun International Holding Co. Ltd.	35,718
42,000	Fulltech Fiber Glass Corp.	20,383
106,466	Fwusow Industry Co. Ltd.	61,929
11,000	Gamania Digital Entertainment Co. Ltd.	23,825
40,000	Gemtek Technology Corp.(a)	34,479
20,000	General Interface Solution Holding Ltd.	73,516
25,000	Getac Technology Corp.	36,335
13,000	Giant Manufacturing Co. Ltd.	99,229
758,981	Gigabyte Technology Co. Ltd.	1,134,234
2,000	Ginko International Co. Ltd.	12,944

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
TAIWAN (continued)
61,000	Global Brands Manufacture Ltd.	$33,151
6,000	Global Unichip Corp.	48,753
25,650	Globe Union Industrial Corp.	13,319
67,880	Gloria Material Technology Corp.	42,125
50,000	Gold Circuit Electronics Ltd.(a)	21,377
49,852	Goldsun Building Materials Co. Ltd.	13,303
5,783	Gourmet Master Co. Ltd.	34,241
18,000	Grand Ocean Retail Group Ltd.	19,546
121,000	Grand Pacific Petrochemical(a)	78,999
4,000	Grape King Bio Ltd.	24,781
25,000	Great China Metal Industry	19,558
26,000	Great Taipei Gas Co. Ltd.	24,310
41,132	Great Wall Enterprise Co. Ltd.	53,789
44,000	Greatek Electonics, Inc.	62,684
7,507,000	HannStar Display Corp.	1,593,265
125,000	HannsTouch Solution, Inc.(a)	58,371
53,000	Hey Song Corp.	53,981
28,666	Highwealth Construction Corp.	44,819
27,065	Hitron Technology, Inc.	17,684
9,505	Hiwin Technologies Corp.	84,296
105,530	Ho Tung Chemical Corp.	23,736
10,000	Holiday Entertainment Co. Ltd.	21,460
13,000	Holtek Semiconductor, Inc.	29,045
17,105	Holy Stone Enterprise Co. Ltd.	51,177
19,514	Hong Pu Real Estate Development Co. Ltd.	12,899
10,624	Hota Industrial Manufacturing Co. Ltd.	37,113
51,435	Hsing TA Cement Co.	29,374
1,006,000	HTC Corp.(a)	1,243,113
13,479	Huaku Development Co. Ltd.	35,308
8,000	Huang Hsiang Construction Corp.	8,108
89,200	Hung Sheng Construction Ltd.(a)	57,530
42,830	Hwa Fong Rubber Industrial Co. Ltd.(a)	15,578
131,000	IBF Financial Holdings Co. Ltd.	46,663
34,341	Ichia Technologies, Inc.(a)	17,787
9,714	Innodisk Corp.	39,277
10,620,000	Innolux Corp.	2,455,410
1,405,197	International CSRC Investment Holdings Co.	1,710,826
3,000	International Games System Co. Ltd.	29,662
3,956,155	Inventec Corp.	2,942,199
19,000	ITEQ Corp.	82,768
Shares		Value
TAIWAN (continued)
146,888	Jih Sun Financial Holdings Co. Ltd.	$50,630
30,000	KEE TAI Properties Co. Ltd.	11,631
66,682	Kenda Rubber Industrial Co. Ltd.	62,088
16,000	Kerry TJ Logistics Co. Ltd.	18,620
34,000	Kindom Construction Corp.	27,452
10,720	King Chou Marine Technology Co. Ltd.	12,274
4,000	King Slide Works Co. Ltd.	42,161
157,184	King Yuan Electronics Co. Ltd.	163,160
108,185	King’s Town Bank Co. Ltd.	110,517
13,000	Kinik Co.	24,497
181,343	Kinpo Electronics	60,450
44,000	Kinsus Interconnect Technology Corp.	55,863
15,000	KS Terminals, Inc.	19,493
6,000	Kung Long Batteries Industrial Co. Ltd.	32,045
60,799	Kwong Fong Industries Corp.	30,285
39,000	L&K Engineering Co. Ltd.	35,129
3,000	Land Mark Optoelectronics Corp.	23,587
56,714	Lealea Enterprise Co. Ltd.	16,608
9,000	Lelon Electronics Corp.	12,042
20,000	Lextar Electronics Corp.	9,750
50,788	Li Peng Enterprise Co. Ltd.	11,770
34,904	Lien Hwa Industrial Corp.	43,734
50,000	Lingsen Precision Industries Ltd.	14,279
12,882	Lite-On Semiconductor Corp.	13,038
99,000	Lite-On Technology Corp.	140,143
274,169	Longchen Paper & Packaging Co. Ltd.	130,747
15,000	Longwell Co.	27,509
723	Lotes Co. Ltd.	5,287
12,545	Lumax International Corp. Ltd.	35,248
8,000	Lung Yen Life Service Corp.	15,997
2,000	Machvision, Inc.	23,621
250,000	Macronix International	250,152
6,524	Makalot Industrial Co. Ltd.	38,089
11,000	Materials Analysis Technology, Inc.	26,433
550,000	MediaTek, Inc.	5,501,224
57,039	Mercuries & Associates Holding Ltd.	32,440
65,280	Mercuries Life Insurance Co. Ltd.(a)	22,668
5,000	Merida Industry Co. Ltd.	31,149
12,285	Merry Electronics Co. Ltd.	59,100
36,404	Micro-Star International Co. Ltd.	101,876
18,036	Mirle Automation Corp.	25,149
9,000	MPI Corp.	19,186

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
TAIWAN (continued)
4,000	Nak Sealing Technologies Corp.	$9,039
10,000	Namchow Holdings Co. Ltd.	17,063
21,590	Nan Kang Rubber Tire Co. Ltd.	25,900
26,405	Nantex Industry Co. Ltd.	29,366
21,000	National Petroleum Co. Ltd.	27,880
12,426	Nichidenbo Corp.	19,612
13,000	Nien Hsing Textile Co. Ltd.	10,753
6,000	Nien Made Enterprise Co. Ltd.	46,069
16,000	Novatek Microelectronics Corp.	84,497
55,090	OptoTech Corp.	39,109
52,000	Orient Semiconductor Electronics Ltd.(a)	25,680
64,500	Oriental Union Chemical Corp.	48,897
23,095	Paiho Shih Holdings Corp.	35,773
36,453	Pan Jit International, Inc.	29,778
51,000	Pan-International Industrial Corp.	41,099
4,000	Pharmally International Holding Co. Ltd.	29,813
6,000	Phison Electronics Corp.	58,744
6,000	Pixart Imaging, Inc.	20,804
24,000	Plotech Co. Ltd.	14,162
145,000	Pou Chen Corp.	178,439
1,348,200	Powertech Technology, Inc.	3,681,066
3,242	Poya International Co. Ltd.	44,702
221,377	President Securities Corp.	90,184
28,000	Primax Electronics Ltd.	47,680
202,370	Prince Housing & Development Corp.	72,053
121,000	Prodisc Technology, Inc.(a)(b)	0
26,000	Promate Electronic Co. Ltd.	27,397
9,000	Prosperity Dielectrics Co. Ltd.	17,858
4,172,520	Qisda Corp.	2,587,351
700	Qualipoly Chemical Corp.	615
123,309	Quintain Steel Co. Ltd.	28,064
879,000	Radiant Opto-Electronics Corp.	3,454,284
103,677	Radium Life Tech Co. Ltd.	45,841
589,150	Realtek Semiconductor Corp.	3,912,735
45,771	Rechi Precision Co. Ltd.	36,409
15,000	Rexon Industrial Corp. Ltd.	42,503
48,616	Rich Development Co. Ltd.	14,736
324,600	Ritek Corp.(a)	89,946
48,000	Roo Hsing Co. Ltd.(a)	18,759
26,640	Ruentex Development Co. Ltd.	35,332
38,000	Ruentex Industries Ltd.	80,824
12,000	Run Long Construction Co. Ltd.	24,189
60,268	Sampo Corp.	35,763
27,113	San Fang Chemical Industry Co. Ltd.	20,231
Shares		Value
TAIWAN (continued)
9,600	San Shing Fastech Corp.	$16,331
48,080	Sanyang Motor Co. Ltd.	32,316
8,000	SDI Corp.	16,238
10,000	Senao International Co. Ltd.	10,466
21,000	Sercomm Corp.	49,696
28,008	Sesoda Corp.	23,439
9,000	Shan-Loong Transportation Co. Ltd.	8,647
52,087	Shih Wei Navigation Co. Ltd.(a)	15,522
16,104,359	Shin Kong Financial Holding Co. Ltd.	4,654,975
11,000	Shin Zu Shing Co. Ltd.	44,164
36,742	Shining Building Business Co. Ltd.(a)	11,359
42,000	Shinkong Insurance Co. Ltd.	51,229
100,314	Shinkong Synthetic Fibers Corp.	42,535
33,000	Shinkong Textile Co. Ltd.	43,910
5,000	Shiny Chemical Industrial Co. Ltd.	13,077
62,000	Sigurd Microelectronics Corp.	57,644
9,200	Simplo Technology Co. Ltd.	71,492
9,364	Sinbon Electronics Co. Ltd.	39,764
19,000	Sinher Technology, Inc.	26,848
10,961	Sino-American Electronic Co. Ltd.(a)(b)	241
47,000	Sino-American Silicon Products, Inc.	127,861
83,000	Sinon Corp.	49,947
11,000	Sinyi Realty, Inc.	11,028
36,000	Siward Crystal Technology Co. Ltd.	24,458
99,616	Solar Applied Materials Technology Co.(a)	75,062
117,000	Southeast Cement Co. Ltd.	62,514
3,000	St Shine Optical Co. Ltd.	50,038
15,762	Standard Foods Corp.	30,380
6,000	Sunny Friend Environmental Technology Co. Ltd.	50,979
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	24,677
46,245	Supreme Electronics Co. Ltd.	41,682
79,969	Sweeten Real Estate Development Co. Ltd.	71,491
3,750	Syncmold Enterprise Corp.	9,404
85,550	Synnex Technology International Corp.	105,025
12,000	Systex Corp.	28,319
46,088	TA Chen Stainless Pipe Co.	68,097
68,000	Ta Ya Electric Wire & Cable	24,308
46,262	TA-I Technology Co. Ltd.	58,829
4,575,277	Taichung Commercial Bank Co. Ltd.	1,856,920
4,500	TaiDoc Technology Corp.	18,677
28,580	Taiflex Scientific Co. Ltd.	44,142
607,045	Tainan Spinning Co. Ltd.	238,539

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
TAIWAN (continued)
4,234,862	Taishin Financial Holding Co. Ltd.	$1,981,818
236,302	Taiwan Business Bank	101,382
2,902,500	Taiwan Cement Corp.	4,151,183
25,000	Taiwan Cogeneration Corp.	21,259
2,000	Taiwan FamilyMart Co. Ltd/Taiwan	14,527
35,320	Taiwan Fire & Marine Insurance Co. Ltd.	22,873
24,000	Taiwan FU Hsing Industrial Co. Ltd.	33,112
159,919	Taiwan Glass Industrial Corp.	61,947
32,081	Taiwan Hon Chuan Enterprise Co. Ltd.	56,495
74,324	Taiwan Land Development Corp.(a)	21,869
471	Taiwan Line Tek Electronic	474
49,544	Taiwan Navigation Co. Ltd.	35,635
11,032	Taiwan Paiho Ltd.	32,385
36,000	Taiwan PCB Techvest Co. Ltd.	46,732
8,000	Taiwan Sakura Corp.	12,019
14,408	Taiwan Secom Co. Ltd.	40,180
16,000	Taiwan Semiconductor Co. Ltd.	25,393
20,010	Taiwan Shin Kong Security Co. Ltd.	23,991
26,500	Taiwan Styrene Monomer	20,773
23,875	Taiwan Surface Mounting Technology Corp.	58,375
51,469	Taiwan TEA Corp.	26,806
8,000	Taiwan Union Technology Corp.	32,715
7,935	TCI Co. Ltd.	104,962
118,000	Teco Electric and Machinery Co. Ltd.	93,964
4,400	Tehmag Foods Corp.	30,951
18,000	Test Research, Inc.	27,203
11,000	Thinking Electronic Industrial Co. Ltd.	27,790
56,100	Ton Yi Industrial Corp.	22,435
8,000	Tong Hsing Electronic Industries Ltd.	32,910
55,834	Tong Yang Industry Co. Ltd.	81,561
19,946	Tong-Tai Machine & Tool Co. Ltd.	11,532
10,376	TOPBI International Holdings Ltd.	29,034
12,160	Topco Scientific Co. Ltd.	32,262
5,624	Topco Technologies Corp.	12,546
6,000	Topkey Corp.	32,969
33,344	Topoint Technology Co. Ltd.	20,393
27,000	TPK Holding Co. Ltd.(a)	47,752
8,137	Transcend Information, Inc.	17,746
29,000	Tripod Technology Corp.	96,403
2,200	TSC Auto ID Technology Co. Ltd.	18,002
Shares		Value
TAIWAN (continued)
25,942	TSRC Corp.	$22,506
6,000	Ttet Union Corp.	23,422
7,000	TTY Biopharm Co. Ltd.	18,171
116,315	Tung Ho Steel Enterprise Corp.	80,424
35,815	TXC Corp.	44,013
56,000	TYC Brother Industrial Co. Ltd.	50,480
23,000	U-Ming Marine Transport Corp.	25,806
3,099,000	Unimicron Technology Corp.	3,741,412
332,666	Union Bank Of Taiwan	128,149
94,757	Unitech Printed Circuit Board Corp.	71,747
8,000	United Integrated Services Co. Ltd.	40,475
13,012,000	United Microelectronics Corp.	5,777,287
60,997	United Renewable Energy Co. Ltd/Taiwan(a)	17,491
202,780	Universal Cement Corp.	123,084
9,588	Universal Microwave Technology, Inc.	31,844
130,840	UPC Technology Corp.	47,208
200,297	USI Corp.	76,702
39,000	Vanguard International Semiconductor Corp.	78,730
39,800	Ve Wong Corp.	34,034
16,000	Visual Photonics Epitaxy Co. Ltd.	51,073
3,000	Voltronic Power Technology Corp.	64,673
19,000	Wafer Works Corp.	21,775
17,000	Wah Lee Industrial Corp.	29,701
322,000	Walsin Lihwa Corp.	154,397
15,000	Walsin Technology Corp.	83,463
81,000	Walton Advanced Engineering, Inc.	26,955
60,300	Wan Hai Lines Ltd.	40,097
37,616	Weikeng Industrial Co. Ltd.	24,351
11,000	Well Shin Technology Co. Ltd.	18,017
24,460	Win Semiconductors Corp.	206,723
464,472	Winbond Electronics Corp.	283,164
44,673	Wintek Corp.(a)(b)	493
83,646	Wisdom Marine Lines Co. Ltd.	87,363
4,565,512	Wistron Corp.	3,391,765
18,995	Wistron NeWeb Corp.	47,545
9,000	Wowprime Corp.	22,857
76,235	WPG Holdings Co. Ltd.	100,699
30,635	WT Microelectronics Co. Ltd.	39,758
7,204	Xxentria Technology Materials Corp.	16,258
366,124	Yang Ming Marine Transport Corp.(a)	102,279
110,713	YC Co. Ltd.	43,776
77,084	YC INOX Co. Ltd.	65,047

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
TAIWAN (continued)
10,907	YeaShin International Development Co. Ltd.	$5,974
12,000	Yeong Guan Energy Technology Group Co. Ltd.(a)	21,765
179,624	YFY, Inc.	66,778
122,584	Yieh Phui Enterprise Co. Ltd.	35,615
13,000	Yonyu Plastics Co. Ltd.	14,078
23,110	Youngtek Electronics Corp.	34,037
11,000	Yulon Finance Corp.	41,351
119,000	Yulon Motor Co. Ltd.	91,359
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	33,337
4,000	Zeng Hsing Industrial Co. Ltd.	17,417
53,000	Zhen Ding Technology Holding Ltd.	192,811
68,000	Zig Sheng Industrial Co. Ltd.	19,212
23,000	Zinwell Corp.	16,679
		93,575,065
THAILAND — 0.2%
4,300	AEON Thana Sinsap Thailand Public Co. Ltd. - FOR	33,034
47,800	Amata Corp. Public Co. Ltd. - FOR	37,218
237,900	Asia Plus Group Holdings Public Co. Ltd. - FOR	21,469
55,100	Bangchak Corp. Public Co. Ltd. - FOR	54,035
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	24,013
67,100	Bangkok Chain Hospital Public Co. Ltd. - FOR	33,453
26,500	Bangkok Insurance Public Co. Ltd. - FOR	283,729
1,118,900	Bangkok Land Public Co. Ltd. - FOR	62,445
461,900	Banpu Public Co. Ltd. - FOR	213,285
123,600	Beauty Community Public Co. Ltd. - FOR	14,919
131,800	BEC World Public Co. Ltd. - FOR(a)	42,426
152,700	BTS Group Holdings Public Co. Ltd. - FOR	61,385
6,600	Bumrungrad Hospital Public Co. Ltd. - FOR	36,439
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	39,250
17,100	Central Plaza Hotel Public Co. Ltd. - FOR	18,787
48,222	CH Karnchang Public Co. Ltd. - FOR	42,175
101,400	Chularat Hospital Public Co. Ltd. - FOR	7,812
27,700	CK Power Public Co. Ltd. - FOR	6,001
19,600	Com7 Public Co. Ltd. - FOR	15,985
Shares		Value
THAILAND (continued)
411,800	Country Group Development Public Co. Ltd. - FOR(a)	$14,010
49,000	Dhipaya Insurance Public Co. Ltd. - FOR	39,649
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	27,065
104,100	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	45,634
113,800	Erawan Group Public Co. Ltd. (The) - FOR	20,622
117,700	Esso Thailand Public Co. Ltd. - FOR	37,958
44,400	Fabrinet(a)	2,383,392
31,100	GFPT Public Co. Ltd. - FOR	18,218
11,700	Global Power Synergy Public Co. Ltd. - FOR	25,276
79,600	Golden Land Property Development Public Co. Ltd. - FOR	21,657
5,000	Haad Thip Public Co. Ltd. - FOR	3,486
32,500	Hana Microelectronics Public Co. Ltd. - FOR	29,462
148,800	Ichitan Group Public Co. Ltd. - FOR	37,673
27,675,000	IRPC Public Co. Ltd. - FOR	4,293,684
5,256,091	Italian-Thai Development Public Co. Ltd. - FOR	380,741
183,800	Jasmine International Public Co. Ltd. - FOR	37,500
26,200	KCE Electronics Public Co. Ltd. - FOR	14,573
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	27,414
450,966	Khon Kaen Sugar Industry Public Co. Ltd. - FOR	40,544
18,500	Kiatnakin Bank Public Co. Ltd. - FOR	43,753
32,400	Krungthai Card Public Co. Ltd. - FOR	49,970
59,000	Land & Houses Public Co. Ltd. - FOR	21,565
66,200	Lanna Resources Public Co. Ltd. - FOR	24,008
260,300	LH Financial Group Public Co. Ltd. - FOR	12,251
73,000	LPN Development Public Co. Ltd. - FOR	17,159
51,900	Major Cineplex Group Public Co. Ltd. - FOR	49,198
158,600	MBK Public Co. Ltd. - FOR	121,161
54,500	MC Group Public Co. Ltd. - FOR	14,225
28,500	Mega Lifesciences Public Co. Ltd. - FOR	32,456
16,000	MK Restaurants Group Public Co. Ltd. - FOR	40,755

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
THAILAND (continued)
26,500	Muangthai Capital Public Co. Ltd. - FOR	$51,795
10,000	PCS Machine Group Holding Public Co. Ltd. - FOR	2,058
82,500	Polyplex Thailand Public Co. Ltd. - FOR	41,471
25,450	Precious Shipping Public Co. Ltd. - FOR(a)	7,038
519,200	Property Perfect Public Co. Ltd. - FOR	13,145
86,300	Pruksa Holding Public Co. Ltd. - FOR	61,529
75,400	PTG Energy Public Co. Ltd. - FOR	54,846
368,831	Quality Houses Public Co. Ltd. - FOR	36,338
13,400	Ratch Group Public Co. Ltd. - FOR	29,350
139,969	Ratchthani Leasing Public Co. Ltd. - FOR	33,218
11,900	Robinson Public Co. Ltd. - FOR	24,423
159,700	Rojana Industrial Park Public Co. Ltd. - FOR	33,059
100,000	Samart Telcoms Public Co. Ltd. - FOR	39,573
486,000	Sansiri Public Co. Ltd. - FOR	23,478
476,076	SC Asset Corp. Public Co. Ltd. - FOR	44,145
8,420	Siam City Cement Public Co. Ltd. - FOR	64,944
154,369	Siam Future Development Public Co. Ltd. - FOR	32,072
38,100	Siam Global House Public Co. Ltd - FOR	20,416
60,400	Siamgas & Petrochemicals Public Co. Ltd. - FOR	19,030
48,100	Somboon Advance Technology Public Co. Ltd. - FOR	29,620
60,800	SPCG Public Co. Ltd. - FOR	37,490
62,860	Sri Trang Agro-Industry Public Co. Ltd. - FOR	24,170
16,463	Srisawad Corp. Public Co. Ltd. - FOR	29,059
719,500	Star Petroleum Refining Public Co. Ltd. - FOR	229,408
59,775	Supalai Public Co. Ltd. - FOR	42,639
564,700	Super Energy Corp. Public Co. Ltd. - FOR(a)	12,981
101,500	Syntec Construction Public Co. Ltd. - FOR	8,393
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(a)	34,702
107,200	Thai Airways International Public Co. Ltd. - FOR(a)	35,724
15,000	Thai Central Chemical Public Co. Ltd. - FOR	11,279
Shares		Value
THAILAND (continued)
42,800	Thai Oil Public Co. Ltd. - FOR	$95,453
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	83,404
101,500	Thai Union Group Public Co. Ltd. - FOR	62,184
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	47,678
83,300	Thaicom Public Co. Ltd. - FOR(a)	15,764
122,200	Thaifoods Group Public Co. Ltd. - FOR - Class F	17,079
95,200	Thanachart Capital Public Co. Ltd. - FOR	181,892
17,300	Thitikorn Public Co. Ltd. - FOR	5,599
26,000	Tisco Financial Group Public Co. Ltd. - FOR	85,072
1,497,800	TMB Bank Public Co. Ltd. - FOR	91,839
165,000	TMT Steel Public Co. Ltd. - FOR	28,907
42,800	Total Access Communication Public Co. Ltd. - FOR	81,131
70,100	TPI Polene Power Public Co. Ltd. - FOR	13,629
390,200	TPI Polene Public Co. Ltd. - FOR	24,105
71,300	Unique Engineering & Construction Public Co. Ltd. - FOR	25,078
145,000	Univentures Public Co. Ltd. - FOR	31,404
184,700	Vanachai Group Public Co. Ltd. - FOR	29,837
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	19,470
46,300	Vinythai Public Co. Ltd. - FOR	38,892
244,400	WHA Corp Public Co. Ltd. - FOR	37,004
36,500	Workpoint Entertainment Public Co. Ltd. - FOR	33,651
		11,149,384
TURKEY — 0.4%
1	Akbank T.A.S.(a)	1
8,854	Akcansa Cimento AS	10,511
7,460	Aksa Akrilik Kimya Sanayii AS	12,627
13,561	Anadolu Anonim Turk Sigorta Sirketi	9,837
22,924	Anadolu Cam Sanayii AS	11,720
7,164	Anadolu Efes Biracilik Ve Malt Sanayii AS	27,489
1,332,894	Arcelik AS(a)	4,160,348
15,974	Cimsa Cimento Sanayi VE Ticaret AS(a)	19,299
9,433	Coca-Cola Icecek AS	56,101

74

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
TURKEY (continued)
2,824,425	Dogan Sirketler Grubu Holding AS	$656,482
7,365,984	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,605,770
893,260	Haci Omer Sabanci Holding AS	1,575,894
11,895	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	4,411
65,059	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	25,432
1,171,005	KOC Holding AS	3,920,938
15,694	Kordsa Teknik Tekstil AS	34,910
2,624	Koza Altin Isletmeleri AS(a)	26,693
10,253	Pegasus Hava Tasimaciligi AS(a)	87,181
4,661,434	Petkim Petrokimya Holding AS(a)	3,266,619
16,564	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	10,715
24,259	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,142
3,332,966	Soda Sanayii AS	3,648,240
23,218	TAV Havalimanlari Holding AS	104,348
7,867	Tekfen Holding AS	33,222
7,135	Tofas Turk Otomobil Fabrikasi AS	25,133
45,244	Trakya Cam Sanayii AS	22,414
146,891	Tupras Turkiye Petrol Rafinerileri AS	3,683,442
1,320,318	Turkcell Iletisim Hizmetleri AS	3,076,811
49,798	Turkiye Halk Bankasi AS(a)	53,515
137,554	Turkiye Sinai Kalkinma Bankasi AS(a)	20,444
5,837	Turkiye Sise ve Cam Fabrikalari AS	5,152
128,611	Turkiye Vakiflar Bankasi TAO - Class D	116,595
7,755	Ulker Biskuvi Sanayi AS(a)	25,746
9,082	Vestel Elektonik Sanayi ve Ticaret AS(a)	15,306
		26,373,488
UKRAINE — 0.0%
4,290	Kernel Holding SA	53,539
UNITED ARAB EMIRATES — 0.0%
3,873,881	Dana Gas PJSC	1,093,156
20,000	Gulf Marine Services Plc(a)	2,280
29,465	Lamprell Plc(a)	19,675
833	NMC Health Plc	24,876
		1,139,987
UNITED KINGDOM — 3.5%
14,214	4imprint Group Plc	482,444
Shares		Value
UNITED KINGDOM (continued)
2,179	A.G. Barr Plc	$18,215
19,388	Acacia Mining Plc(a)	52,737
673,862	Adaptimmune Therapeutics Plc - ADR(a)	2,217,006
2,138	Admiral Group Plc	56,225
129,757	Afren Plc(a)(b)	0
147,770	Aggreko Plc	1,490,841
61,715	Amerisur Resources Plc(a)	13,777
3,987	Anglo-Eastern Plantations Plc	22,119
16,782	Arrow Global Group Plc	54,713
9,461	Ashmore Group Plc	61,453
92,113	ASOS Plc(a)	2,892,573
50,831	Assura Plc REIT	39,837
20,958	Augean Plc(a)	29,874
14,073	Auto Trader Group Plc	92,384
986	AVEVA Group Plc	47,633
1,724	Avon Rubber Plc	28,115
17,779	B&M European Value Retail SA	79,803
25,749	Babcock International Group Plc	148,385
13,514	Balfour Beatty Plc	33,713
22,285	Barratt Developments Plc	173,984
43,468	BBA Aviation Plc	168,840
6,938	BCA Marketplace Plc	20,375
3,432	Beazley Plc	23,969
17,652	Bellway Plc	636,278
5,393	Berkeley Group Holdings Plc	253,648
11,689	Biffa Plc	31,148
2,745	Big Yellow Group Plc REIT	32,962
26,873	Bloomsbury Publishing Plc	75,245
30,075	Bodycote Plc	268,343
242,516	Bovis Homes Group Plc	3,097,897
5,261	Braemar Shipping Services Plc	12,671
13,488	Brewin Dolphin Holdings Plc	52,259
17,315	British Land Co. Plc (The), REIT	106,891
144,840	Britvic Plc	1,609,214
26,025	BTG Plc(a)	264,464
29,474	Cairn Energy Plc(a)	56,573
26,197	Capita Plc(a)	36,947
1,323	Capital & Counties Properties Plc	3,181
314,942	Capital & Regional Plc REIT	58,831
23,025	Carclo Plc(a)	2,994
12,375	Card Factory Plc	24,861
3,919	CareTech Holdings Plc	17,760
87,391	Carillion Plc(a)(b)	0
52,427	Centrica Plc	48,264
33,252	Chemring Group Plc	74,124
29,929	Chesnara Plc	120,402
52,256	Cineworld Group Plc	162,215
3,546	City of London Investment Group Plc	18,403
75

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
852	Clarkson Plc	$26,545
7,388	Close Brothers Group Plc	119,280
14,367	CMC Markets Plc	17,042
19,996	Coats Group Plc	19,416
124,115	Cobham Plc(a)	248,523
8,638	Codemasters Group Holdings Plc(a)	23,415
65,383	Computacenter Plc	1,212,782
48,594	Concentric AB	598,758
5,416	Consort Medical Plc	49,272
21,006	ConvaTec Group Plc	39,690
18,079	Costain Group Plc	34,491
8,952	Countryside Properties Plc	31,921
11,704	Craneware Plc	283,077
824	Cranswick Plc	26,670
12,430	Crest Nicholson Holdings plc	55,275
2,267	CVS Group Plc	25,531
51,561	CYBG Plc	107,442
61,282	D4t4 Solutions Plc	178,683
3,863	Daily Mail & General Trust Plc - Class A	37,105
160,845	Dart Group Plc	1,475,182
49,233	De La Rue Plc	139,764
1,000	Derwent London Plc REIT	35,424
24,646	Devro Plc	61,556
52,504	DFS Furniture Plc	150,449
169,043	Dialog Semiconductor Plc(a)	7,566,818
1,741	Dignity Plc	11,433
3,373	Diploma Plc	62,174
30,368	Direct Line Insurance Group Plc	118,791
6,699	DiscoverIE Group Plc	36,165
50,739	Dixons Carphone Plc	73,534
9,492	Domino’s Pizza Group Plc	28,525
2,472,657	Drax Group Plc	9,060,269
94,693	DS Smith Plc	408,423
33,122	Dunelm Group Plc	371,213
7,611	easyJet Plc	89,193
86,022	EI Group Plc(a)	294,878
74,741	Eland Oil & Gas Plc(a)	108,494
6,210	Electrocomponents Plc	45,756
15,304	Elementis Plc	28,055
111,761	EMIS Group Plc	1,653,724
202,590	EnQuest Plc(a)	57,108
9,857	Equiniti Group Plc	25,194
11,331	Essentra Plc	58,750
2,697	Euromoney Institutional Investor Plc	45,461
104,138	FDM Group Holdings Plc	1,042,538
1,761	Fevertree Drinks Plc	49,922
745,331	Firstgroup Plc(a)	1,037,425
3,059	Fuller Smith & Turner Plc - Class A	39,805
12,348	Future Plc	169,976
31,752	G4S Plc	73,695
Shares		Value
UNITED KINGDOM (continued)
5,154	Galliford Try Plc	$36,919
2,088	Games Workshop Group Plc	114,594
39,947	Gem Diamonds Ltd.(a)	33,334
9,045	Genel Energy Plc	21,043
208,254	Genus Plc	6,685,228
110,914	Go-Ahead Group Plc (The)	2,867,269
320	Goodwin Plc	13,317
97,377	Great Portland Estates Plc, REIT	782,200
529,001	Greene King Plc	4,016,730
318,567	Greggs Plc	8,633,858
509,289	Gulf Keystone Petroleum Ltd.	1,448,649
3,000	H&T Group Plc	11,791
300,491	Halfords Group Plc	697,685
10,594	Hammerson Plc REIT	27,475
31,423	Hansteen Holdings Plc REIT	33,386
23,294	Hastings Group Holdings Plc	54,684
369,175	Hays Plc	689,462
84,186	Headlam Group Plc	453,625
3,903	Helical Plc	16,993
14,425	Henry Boot Plc	43,002
2,763	Hill & Smith Holdings Plc	37,945
1,774	Hilton Food Group Plc	20,087
34,133	Hollywood Bowl Group Plc	89,216
7,188	HomeServe Plc	99,455
8,086	Howden Joinery Group Plc	54,319
9,063	Hunting Plc	55,849
34,584	Huntsworth Plc	42,044
22,112	Ibstock Plc	62,056
237,195	IG Group Holdings Plc	1,648,737
6,461	IMI Plc	81,807
258,301	Inchcape Plc	1,956,851
243,011	Indivior Plc(a)	160,685
57,563	Inmarsat Plc	400,183
391,438	IntegraFin Holdings Plc	1,832,867
315,033	International Personal Finance Plc	388,384
19,507	Intu Properties Plc REIT	11,302
60,335	ITE Group Plc	53,514
59,524	ITV Plc	79,950
152,201	J D Wetherspoon Plc	2,837,901
37,524	J Sainsbury Plc	89,541
16,600	James Fisher & Sons Plc	439,876
533,908	JD Sports Fashion Plc	4,210,618
15,332	John Laing Group Plc	71,644
3,257	John Menzies Plc	16,409
15,410	John Wood Group Plc	99,298
3,082	Johnson Matthey Plc	120,173
91,588	Johnson Service Group Plc	192,815
2,073	JPJ Group Plc(a)	17,330
13,491	JRP Group Plc(a)	7,713
629	Judges Scientific Plc	26,581
12,394	Jupiter Fund Management Plc	56,084
4,632	Just Eat Plc(a)	42,615
78,951	Kainos Group Plc	538,068
27,403	KCOM Group Plc	40,037

76

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
7,187	Keller Group Plc	$57,370
8,710	Keystone Law Group Plc	54,759
40,275	Kingfisher Plc	108,738
4,256	Lancashire Holdings Ltd	35,711
7,506	Liontrust Asset Management Plc	73,038
20,600	LivaNova Plc(a)	1,587,230
19,247	LondonMetric Property Plc REIT	47,480
217,373	Lookers Plc	110,551
18,531	LSL Property Services Plc	45,768
35,034	Man Group Plc - Jersey	72,310
83,944	Marks & Spencer Group Plc	210,988
109,023	Marshalls Plc	841,390
1,195,180	Marston’s Plc	1,551,157
38,653	McBride Plc	30,373
26,522	McCarthy & Stone Plc	44,887
13,685	McColl’s Retail Group Plc	11,309
13,005	Mears Group Plc	43,356
39,152	Meggitt Plc	282,535
91,682	Merlin Entertainments Plc	501,532
20,143	Micro Focus International Plc	424,295
22,328	Millennium & Copthorne Hotels Plc	184,820
2,890	Mitchells & Butlers Plc(a)	10,657
38,721	Mitie Group Plc	77,347
7,403	MJ Gleeson Plc	75,525
279,502	Moneysupermarket.com Group Plc	1,251,190
13,096	Morgan Advanced Materials Plc	40,349
6,993	Morgan Sindall Group Plc	95,425
1,709	Mortgage Advice Bureau Holdings Ltd	12,437
39,656	Mothercare Plc(a)	7,977
6,132	Motorpoint group Plc	15,992
13,475	N Brown Group Plc	19,633
7,073	NAHL Group plc	10,420
744,743	National Express Group Plc	3,793,611
11,757	NCC Group Plc	26,442
18,711	Non-Standard Finance Plc	8,610
42,689	Northgate Plc	171,560
8,620	Numis Corp. Plc	24,943
2,830,105	Ocado Group Plc(a)	42,719,019
3,866	On the Beach Group Plc	22,200
212,399	OneSavings Bank Plc	936,228
50,100	Oxford Immunotec Global Plc(a)	646,290
8,854	Oxford Instruments Plc	139,145
55,394	Oxford Metrics Plc	59,010
54,713	Pagegroup Plc	297,682
87,634	Paragon Banking Group Plc	445,019
5,827	Patisserie Holdings Plc(a)(b)	71
10,688	PayPoint Plc	122,401
301,929	Pendragon Plc	46,811
Shares		Value
UNITED KINGDOM (continued)
225,953	Pets at Home Group Plc	$571,055
29,456	Phoenix Group Holdings Plc	247,766
23,935	Polar Capital Holdings Plc	166,324
10,810	Polypipe Group plc	53,706
1,318	Porvair Plc	9,395
76,105	Premier Foods Plc(a)	31,195
51,449	Premier Oil Plc(a)	52,364
7,500	Provident Financial Plc	39,506
20,721	PZ Cussons Plc	55,110
13,856	QinetiQ Group Plc	48,659
33,811	Rank Group Plc	62,431
103,206	Reach Plc	106,476
166,048	Redde Plc	230,205
505,204	Redrow Plc	3,437,882
21,378	Renewi Plc	7,564
113,123	Renishaw Plc	5,266,326
51,232	Renold Plc(a)	15,520
4,740,000	Rentokil Initial Plc	25,043,375
6,636	Ricardo Plc	56,683
1,457,879	Rightmove Plc	9,324,346
12,337	RM Plc	35,588
27,589	Robert Walters Plc	178,694
10,584	Rotork Plc	39,520
115,465	Royal Mail Plc	294,878
178,794	RPS Group Plc	272,415
18,460	RSA Insurance Group Plc	125,554
45,640	Safestore Holdings Plc REIT	346,353
68,642	Saga Plc	37,131
3,156	Savills Plc	36,427
42,589	SDL Plc	245,446
10,897	Senior Plc	26,534
955,480	Serco Group Plc(a)	1,712,161
58,311	Severfield Plc	47,409
1,132	Severn Trent Plc	27,683
383	Shaftesbury Plc REIT	3,661
20,193	Shield Therapeutics Plc(a)	44,020
9,238	Shoe Zone Plc	23,325
251,155	SIG Plc	401,496
89,090	Smith & Nephew Plc	2,016,895
5,851	Smiths Group Plc	116,364
108,063	Soco International Plc	80,865
76,799	Softcat Plc	891,581
16,240	Sopheon Plc	150,672
5,099	Sophos Group Plc	26,918
1,315	Spectris Plc	40,506
155,677	Speedy Hire Plc	98,446
2,204	Spirax-Sarco Engineering Plc	240,332
5,903	Spire Healthcare Group Plc	8,108
342,834	Spirent Communications Plc	659,432
15,991	Sportech Plc(a)	6,556
10,572	Sports Direct International Plc(a)	29,118
355,186	SSP Group Plc	3,038,160
16,739	St. James’s Place Plc	199,744
158,468	St. Modwen Properties Plc	805,309

77

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,140,079	Stagecoach Group Plc	$1,812,462
71,021	SThree Plc	243,663
12,864	Stock Spirits Group Plc	35,796
11,373	Stolt-Nielsen Ltd.	130,251
10,432	Subsea 7 SA	111,811
564,596	Synthomer Plc	2,077,903
15,592	TalkTalk Telecom Group Plc	19,926
816,786	Tate & Lyle Plc	7,480,602
369,648	Taylor Wimpey Plc	724,266
2,195	Ted Baker Plc	24,371
1,720	Telecom Plus Plc	27,819
3,077	Telford Homes Plc	13,011
6,206	Topps Tiles Plc	5,199
14,497	TORM Plc(a)	119,449
66,222	TP ICAP Plc	252,191
6,093	Tracsis Plc	48,049
6,117	Travis Perkins Plc	101,268
16,317	Trifast Plc	38,445
19,598	TT Electronics plc	52,339
205,999	Tullow Oil Plc	482,680
4,704	Tyman Plc	12,456
6,494	U & I Group Plc	11,281
4,430	Ultra Electronics Holdings Plc	105,038
2,668	UNITE Group Plc (The)	33,457
5,216	United Utilities Group Plc	49,852
2,718	Urban & Civic Plc	10,117
183,667	Vectura Group Plc(a)	178,175
60,862	Vertu Motors Plc	26,833
10,192	Vesuvius Plc	62,109
155,712	Victrex Plc	3,850,451
7,903	Vitec Group Plc (The)	108,763
4,601	Volution Group Plc	10,130
1,472	Vp Plc	13,977
41,237	Watkin Jones Plc	106,863
5,172	Weir Group Plc (The)	93,504
1,683	WH Smith Plc	43,286
39,121	William Hill Plc	72,336
15,003	Wilmington Plc	35,741
8,308	Wincanton Plc	23,765
103,000	Wm Morrison Supermarkets Plc	243,218
599,920	Xaar Plc	646,565
15,974	YouGov Plc	110,322
244	Young & Co’s Brewery Plc - Class A	4,816
2,806	Zeal Network SE	55,631
		219,671,367
UNITED STATES — 53.6%
84,900	1-800-FLOWERS.COM, Inc. - Class A(a)	1,662,342
8,700	1st Constitution Bancorp	158,427
43,400	1st Source Corp.	2,037,630
141,900	ACI Worldwide, Inc.(a)	4,762,164
15,700	ACNB Corp.	585,610
Shares		Value
UNITED STATES (continued)
5,600	Acushnet Holdings Corp.	$143,135
29,600	Addus HomeCare Corp.(a)	2,385,464
730,318	Aduro Biotech, Inc.(a)	964,020
238,997	Advance Auto Parts, Inc.	36,002,508
124,400	Advanced Disposal Services, Inc.(a)	4,026,828
24,900	Advanced Drainage Systems, Inc.	819,957
18,800	Aerojet Rocketdyne Holdings, Inc.(a)	803,136
131,745	AeroVironment, Inc.(a)	7,226,213
91,000	AG Mortgage Investment Trust, Inc. REIT	1,488,760
62,900	Agilysys, Inc.(a)	1,542,937
16,789	Alacer Gold Corp.(a)	66,785
5,408	Alexander’s, Inc. REIT	2,025,296
232	Alico, Inc.	7,401
62,000	ALLETE, Inc.	5,390,900
291,049	Alnylam Pharmaceuticals, Inc.(a)	22,582,492
585,000	Altra Industrial Motion Corp.	16,807,050
71,526	Ambarella, Inc.(a)	3,572,724
90,200	American Assets Trust, Inc., REIT	4,185,280
7,700	American National Bankshares, Inc.	284,823
14,400	American Public Education, Inc.(a)	475,488
102,500	American Software, Inc. - Class A	1,365,300
62,900	American States Water Co.	4,872,863
8,300	America’s Car-Mart, Inc.(a)	748,328
49,400	AMERISAFE, Inc.	3,213,964
103,200	Amphastar Pharmaceuticals Inc.(a)	2,079,480
103,700	AngioDynamics, Inc.(a)	2,113,406
23,000	ANI Pharmaceuticals, Inc.(a)	1,945,570
95,966	Annaly Capital Management, Inc. REIT	916,475
232,522	ANSYS, Inc.(a)	47,229,869
317,300	Anworth Mortgage Asset Corp., REIT	1,221,605
752,100	AO Smith Corp.	34,182,945
847,282	Apergy Corp.(a)	27,562,083
175,925	Apollo Commercial Real Estate Finance, Inc. REIT	3,310,909
28,100	Appfolio, Inc. - Class A(a)	2,713,055
170,413	Appian Corp.(a)	6,695,527
31,900	Applied Industrial Technologies, Inc.	1,940,796
375,412	AptarGroup, Inc.	45,432,360
41,000	Arbor Realty Trust, Inc. REIT	499,790
36,600	Arch Coal, Inc. - Class A	3,263,256
91,600	Ares Commercial Real Estate Corp. REIT	1,389,572

78

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
19,200	Argonaut Gold, Inc.(a)	$33,605
151,900	Armada Hoffler Properties, Inc. REIT	2,571,667
18,602	Arrow Financial Corp.	618,703
18,400	Artesian Resources Corp. - Class A	662,032
48,600	Asbury Automotive Group, Inc.(a)	4,475,088
13,500	Aspen Technology, Inc.(a)	1,780,245
13,500	Astronics Corp.(a)	497,340
14,500	ATN International Inc.	815,915
93,800	AtriCure, Inc.(a)	3,009,104
10,074	Atrion Corp.	7,751,943
565,000	Avanos Medical, Inc.(a)	23,006,800
1,545,418	Axalta Coating Systems Ltd.(a)	45,790,735
215,200	Axogen, Inc.(a)	3,869,296
109,192	Axon Enterprise, Inc.(a)	7,667,462
713,300	B&G Foods, Inc.	13,039,124
50,300	Balchem Corp.	5,162,792
34,100	BancFirst Corp.	1,989,394
27,000	Bank of Commerce Holdings	290,790
22,000	Bank of Marin Bancorp	961,840
51,800	BankFinancial Corp.	694,638
19,600	Banner Corp.	1,161,496
365,000	Barnes Group, Inc.	18,994,600
22,400	Barrett Business Services, Inc.	1,960,000
27,600	BCB Bancorp, Inc.	354,108
169,971	Benefitfocus, Inc.(a)	4,247,575
30,100	BG Staffing, Inc.	500,262
44,400	BioDelivery Sciences International, Inc.(a)	164,724
5,665	Bizlink Holding, Inc.	42,934
56,100	BJ’s Restaurants, Inc.	2,227,170
68,200	Black Hills Corp.	5,398,030
297,200	Blackbaud, Inc.	27,045,200
541,795	Blackline, Inc.(a)	24,164,057
217,100	Bloomin’ Brands, Inc.	3,697,213
57,800	Bluerock Residential Growth REIT, Inc.	681,462
33,800	Boston Beer Co., Inc. (The) - Class A(a)	13,260,416
17,100	Bottomline Technologies DE, Inc.(a)	719,739
92,300	Brinker International, Inc.	3,678,155
62,900	Brookline Bancorp, Inc.	932,807
7,500	BRT Apartments Corp. REIT	104,699
215,000	Bryn Mawr Bank Corp.	7,972,200
4,054	Burford Capital Ltd.	73,826
900	Business First Bancshares, Inc.	22,445
52,100	Byline Bancorp, Inc.(a)	995,631
5,440	C&F Financial Corp.	295,392
4,400	CACI International, Inc. - Class A(a)	946,660
9,500	Calavo Growers, Inc.	840,180
64,900	Cal-Maine Foods, Inc.	2,581,073
7,300	Cambridge Bancorp	570,860
Shares		Value
UNITED STATES (continued)
41,800	Camden National Corp.	$1,868,878
170,780	Cantel Medical Corp.	15,759,578
23,600	Capital City Bank Group, Inc.	609,352
95,500	Capstead Mortgage Corp. REIT	805,065
480,000	Cardiovascular Systems, Inc.(a)	21,998,400
32,400	Carriage Services, Inc.	619,488
70,100	Carrols Restaurant Group, Inc.(a)	653,332
47,800	Carter Bank & Trust(a)	953,610
42,400	Casella Waste Systems, Inc. - Class A(a)	1,848,640
46,320	Cass Information Systems, Inc.	2,358,151
360,000	Catalent, Inc.(a)	20,336,400
20,800	Cato Corp. (The) - Class A	298,896
144,200	CBIZ, Inc.(a)	3,369,954
319,200	CDW Corp.	37,716,672
10,400	Central Garden & Pet Co.(a)	315,952
30,300	Central Garden & Pet Co. - Class A(a)	834,765
20,900	Central Valley Community Bancorp	433,257
8,400	Century Bancorp, Inc. - Class A	703,500
85,034	CEVA, Inc.(a)	2,362,245
96,600	ChannelAdvisor Corp.(a)	881,958
55,100	Chase Corp.	5,707,258
140,000	Chatham Lodging Trust REIT	2,500,400
188,457	Cheesecake Factory, Inc. (The)	8,118,728
432,109	Chegg, Inc.(a)	19,410,336
6,200	Chemed Corp.	2,513,418
13,200	Chemung Financial Corp.	576,048
60,500	Cherry Hill Mortgage Investment Corp. REIT	937,145
44,300	Chesapeake Utilities Corp.	4,140,278
8,100	Chuy’s Holdings, Inc.(a)	191,565
24,400	Cision Ltd.(a)	253,516
8,500	Citi Trends, Inc.	130,475
3,700	Citizens & Northern Corp.	94,793
17,700	City Holding Co.	1,370,865
22,100	CNB Financial Corp.	623,662
11,800	Coca-Cola Consolidated, Inc.	3,463,654
635,690	Codexis, Inc.(a)	11,677,625
82,100	Cogent Communications Holdings, Inc.	5,173,121
9,600	Columbia Sportswear Co.	1,017,408
190,000	Community Bank System, Inc.	12,538,100
400	Community Financial Corp. (The)	13,011
43,600	Community Trust Bancorp, Inc.	1,843,844
35,400	CommVault Systems, Inc.(a)	1,608,576

79

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
52,500	Computer Programs & Systems, Inc.	$1,355,025
389,800	CONMED Corp.	34,049,030
11,200	Consolidated-Tomoka Land Co.	702,464
182,394	Cooper Cos., Inc. (The)	61,539,736
731,915	CoreLogic, Inc.(a)	33,353,367
92,000	Core-Mark Holding Co., Inc.	3,443,560
44,000	Corenergy Infrastructure Trust, Inc. REIT	1,780,680
79,000	Cornerstone OnDemand, Inc.(a)	4,676,800
26,500	CorVel Corp.(a)	2,257,800
4,717	Cott Corp.	60,365
185,000	Covanta Holding Corp.	3,185,700
12,000	CRA International, Inc.	521,040
58,273	Cracker Barrel Old Country Store, Inc.	10,122,603
89,400	CryoLife, Inc.(a)	2,576,508
86,700	CSG Systems International, Inc.	4,442,508
45,950	CSW Industrials, Inc.	3,244,530
18,900	CTS Corp.	595,728
41,500	Culp, Inc.	745,755
525,000	CVB Financial Corp.	11,555,250
23,400	CVR Energy, Inc.	1,241,838
43,611	Darden Restaurants, Inc.	5,301,353
121,500	Darling Ingredients, Inc.(a)	2,470,095
35,700	Dave & Buster’s Entertainment, Inc.	1,451,205
111,900	Del Taco Restaurants, Inc.(a)	1,356,228
201,863	Denny’s Corp.(a)	4,560,085
104,499	DexCom, Inc.(a)	16,392,758
163,678	Digimarc Corp.(a)	7,394,972
15,400	Dine Brands Global, Inc.	1,264,186
22,500	Donegal Group, Inc. - Class A	334,125
520,120	Dover Corp.	50,373,622
36,500	Ducommun, Inc.(a)	1,538,475
79,466	Dynex Capital, Inc., REIT	1,295,296
6,000	Eastern Co. (The)	151,560
26,900	EastGroup Properties, Inc. REIT	3,240,912
79,000	El Pollo Loco Holdings, Inc.(a)	777,360
750,000	elf Beauty, Inc.(a)	12,442,500
14,700	EMC Insurance Group, Inc.	528,318
26,100	EMCOR Group, Inc.	2,202,579
79,400	Employers Holdings, Inc.	3,485,660
27,100	Encompass Health Corp.	1,730,064
6,600	Ennis, Inc.	134,177
81,100	Ensign Group, Inc. (The)	4,887,086
3,800	Enterprise Bancorp, Inc.	116,089
32,100	Enterprise Financial Services Corp.	1,337,928
180,000	Envestnet, Inc.(a)	12,853,800
9,100	EPAM Systems, Inc.(a)	1,763,489
Shares		Value
UNITED STATES (continued)
8,785	Epsilon Energy Ltd.(a)	$33,207
178,308	Equifax, Inc.	24,800,860
103,680	Equity Commonwealth REIT	3,481,574
9,800	ESSA Bancorp, Inc.	150,430
107,000	Essent Group Ltd.(a)	4,939,120
3,900	Evans Bancorp, Inc.	144,534
13,200	Evo Payments, Inc. - Class A(a)	410,784
201,240	Evolent Health, Inc. - Class A(a)	1,372,457
290,000	Evoqua Water Technologies Corp.(a)	4,123,800
123,257	Exact Sciences Corp.(a)	14,188,113
100,500	Exantas Capital Corp. REIT	1,124,595
8,500	ExlService Holdings, Inc.(a)	584,715
25,200	Expedia Group, Inc.	3,345,048
51,000	Exponent, Inc.	3,508,800
9,400	Fair Isaac Corp.(a)	3,265,748
7,700	Farmers National Banc Corp.	112,497
89,147	FARO Technologies, Inc.(a)	4,759,558
7,200	FedNat Holding Co.	89,927
28,500	Fiesta Restaurant Group, Inc.(a)	272,175
47,700	Financial Institutions, Inc.	1,468,683
77,100	First Bancorp. - Southern Pines NC	2,848,074
30,200	First Bancshares, Inc. (The)	1,002,942
97,100	First Busey Corp.	2,624,613
18,600	First Business Financial Services, Inc.	443,238
2,100	First Capital, Inc.	119,175
4,400	First Citizens BancShares, Inc. - Class A	2,054,888
12,600	First Community Bancshares, Inc.	416,682
59,100	First Defiance Financial Corp.	1,697,352
21,800	First Financial Corp.	946,338
56,900	First Interstate BancSystem, Inc. - Class A	2,277,707
11,600	First Mid Bancshares, Inc.	395,328
95,700	First Solar, Inc.(a)	6,171,693
17,100	FirstCash, Inc.	1,720,944
3,000	FONAR Corp.(a)	73,619
35,700	Forrester Research, Inc.	1,689,681
2,600	Franklin Financial Services Corp.	94,899
83,600	Fresh Del Monte Produce, Inc.	2,535,588
200,000	Freshpet, Inc.(a)	9,030,000
10,700	FS Bancorp, Inc.	527,510
55,300	FTI Consulting, Inc.(a)	5,776,085
10,000	GCS Holdings, Inc.	19,242
250,000	German American Bancorp, Inc.	7,887,500
91,200	Getty Realty Corp. REIT	2,734,176
97,700	Gladstone Commercial Corp. REIT	2,077,102

80

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
83,000	Global Net Lease, Inc. REIT	$1,620,160
84,500	Globus Medical, Inc. - Class A(a)	3,851,510
47,500	Gold Resource Corp.	170,525
11,600	Great Ajax Corp. REIT	161,356
180,900	Great Lakes Dredge & Dock Corp.(a)	1,941,057
32,900	Great Southern Bancorp, Inc.	1,972,684
209,412	GrubHub, Inc.(a)	14,162,534
21,700	Guaranty Bancshares, Inc.	668,794
164,951	H&R Block, Inc.	4,567,493
88,500	Hackett Group, Inc. (The)	1,453,170
41,900	Haemonetics Corp.(a)	5,115,152
15,500	Hallador Energy Co.	83,079
37,500	Hallmark Financial Services, Inc.(a)	581,250
21,500	Hancock Whitney Corp.	892,680
61,600	Haverty Furniture Cos., Inc.	1,115,576
33,100	Hawkins, Inc.	1,445,477
4,300	Hawthorn Bancshares, Inc.	105,049
365,000	HB Fuller Co.	17,450,650
8,200	HCI Group, Inc.	328,738
77,200	HealthStream, Inc.(a)	2,180,128
7,100	Heartland Financial USA, Inc.	341,439
50,400	Heidrick & Struggles International, Inc.	1,496,880
109,110	Helen of Troy Ltd.(a)	16,178,831
7,000	Hemisphere Media Group, Inc.(a)	86,169
84,100	Heritage Insurance Holdings, Inc.	1,130,304
20,400	Heritage-Crystal Clean, Inc.(a)	572,220
56,800	Hersha Hospitality Trust REIT	887,216
18,800	Heska Corp.(a)	1,506,632
83,100	Hillenbrand, Inc.	2,799,639
12,000	Home Bancorp, Inc.	448,320
48,500	HomeTrust Bancshares, Inc.	1,267,305
2,101,200	Hostess Brands, Inc.(a)	29,668,944
13,600	Hurco Cos., Inc.	464,984
61,200	Huron Consulting Group, Inc.(a)	3,731,364
10,600	I3 Verticals, Inc. - Class A(a)	302,842
1,068,655	IAA, Inc.(a)	49,959,621
3,500	IBERIABANK Corp.	274,995
47,300	ICF International, Inc.	4,029,487
7,300	ICU Medical, Inc.(a)	1,857,412
39,300	IDACORP, Inc.	4,010,958
217,530	IDEX Corp.	36,592,897
5,200	IES Holdings, Inc.(a)	94,171
240,000	Independent Bank Corp.	18,662,400
78,700	Independent Bank Corp.	1,710,938
46,400	Information Services Group, Inc.(a)	126,207
330,109	Ingredion, Inc.	25,514,125
150,000	Innospec, Inc.	14,007,000
33,400	Inovalon Holdings, Inc. - Class A(a)	501,000
Shares		Value
UNITED STATES (continued)
74,000	Insight Enterprises, Inc.(a)	$4,071,480
120,000	Insulet Corp.(a)	14,752,800
51,000	Integer Holdings Corp.(a)	4,464,030
567,530	Integra LifeScience Holdings Corp.(a)	35,975,727
4,900	Inter Parfums, Inc.	339,472
8,700	International Speedway Corp. - Class A	392,196
252,000	Invesco Mortgage Capital, Inc. REIT	4,152,960
37,400	Investors Real Estate Trust REIT	2,384,250
1,600	Investors Title Co.	262,560
58,509	IPG Photonics Corp.(a)	7,665,264
116,929	iRobot Corp.(a)	8,547,510
61,500	J & J Snack Foods Corp.	11,429,160
24,400	J Alexander’s Holdings, Inc.(a)	262,788
86,411	j2 Global, Inc.	7,698,356
117,141	Jack in the Box, Inc.	8,414,238
28,900	John B. Sanfilippo & Son, Inc.	2,511,699
230,000	John Bean Technologies Corp.	27,291,800
475,000	John Wiley & Sons, Inc. - Class A	21,617,250
47,827	Juniper Networks, Inc.	1,292,286
142,273	K12, Inc.(a)	4,246,849
44,700	Kaman Corp.	2,833,980
1,068,655	KAR Auction Services, Inc.	28,575,835
96,700	Kelly Services, Inc. - Class A	2,691,161
68,200	Kforce, Inc.	2,324,938
3,800	Kimball Electronics, Inc.(a)	60,419
1,953	Kingsway Financial Services, Inc.(a)	5,390
48,500	Kinsale Capital Group, Inc.	4,358,210
179,400	Kite Realty Group Trust REIT	2,854,254
313,446	KKR Real Estate Finance Trust, Inc. REIT	6,278,323
220,035	L3Harris Technologies, Inc.	45,679,266
199,055	Laboratory Corp of America Holdings(a)	33,345,694
48,575	Ladder Capital Corp. REIT	817,517
23,900	Lakeland Bancorp, Inc.	391,482
104,400	Lancaster Colony Corp.	16,267,608
74,800	Landec Corp.(a)	835,516
147,700	Laureate Education, Inc. - Class A(a)	2,420,803
31,100	LCNB Corp.	560,111
27,600	LeMaitre Vascular, Inc.	913,284
110,579	LendingTree, Inc.(a)	35,666,151
7,100	LHC Group, Inc.(a)	898,718
44,000	Lifevantage Corp.(a)	510,400
7,800	Lithia Motors, Inc. - Class A	1,028,664
185,000	LogMein, Inc.	14,054,450
50,400	LTC Properties, Inc. REIT	2,322,936
74,400	Luminex Corp.	1,616,712
242,660	Lydall, Inc.(a)	5,726,776

81

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
52,800	M/I Homes, Inc.(a)	$1,867,536
68,600	ManTech International Corp. - Class A	4,718,308
60,500	Marcus Corp. (The)	2,116,895
92,726	MarketAxess Holdings, Inc.	31,252,371
17,200	Marlin Business Services Corp.	399,212
91,900	Masimo Corp.(a)	14,506,415
51,400	Materion Corp.	3,193,482
69,100	MAXIMUS, Inc.	5,079,541
61,767	McGrath RentCorp.	4,206,950
240,000	Medidata Solutions, Inc.(a)	21,928,800
26,300	Mercantile Bank Corp.	883,680
16,800	Merchants Bancorp/IN	300,552
114,000	Meridian Bancorp, Inc.	2,090,760
77,300	Meridian Bioscience, Inc.	923,735
42,200	Merit Medical Systems, Inc.(a)	1,665,212
10,100	Mesa Laboratories, Inc.	2,541,968
618,960	MFA Financial, Inc. REIT	4,444,133
270,000	MGP Ingredients, Inc.	13,497,300
25,000	MicroStrategy, Inc. - Class A(a)	3,418,250
1,200	Middlefield Banc Corp.	52,367
48,100	Middlesex Water Co.	3,012,503
35,700	MidWestOne Financial Group, Inc.	1,109,199
31,300	Miller Industries, Inc.	977,186
22,700	Misonix, Inc.(a)	538,671
98,900	Model N, Inc.(a)	2,161,954
30,900	Monmouth Real Estate Investment Corp. REIT	426,111
130,100	Monotype Imaging Holdings, Inc.	2,598,097
677	Movie Gallery, Inc.(a)(b)	0
250,000	MSA Safety, Inc.	26,337,500
59,200	MSG Networks, Inc. - Class A(a)	1,124,208
30,000	MTS Systems Corp.	1,728,600
54,700	Murphy USA, Inc.(a)	4,833,292
7,900	MutualFirst Financial, Inc.	257,461
49,600	MYR Group, Inc.(a)	1,791,552
2,300	NACCO Industries, Inc. - Class A	122,245
544,310	Nasdaq, Inc.	52,455,155
11,400	Nathan’s Famous Inc.	804,954
241,900	National CineMedia, Inc.	1,722,328
160,000	National General Holdings Corp.	3,956,800
49,629	National Health Investors, Inc. REIT	3,939,550
63,728	National HealthCare Corp.	5,582,573
81,781	National Instruments Corp.	3,415,175
17,100	National Presto Industries, Inc.	1,572,687
15,100	National Research Corp.	1,018,042
Shares		Value
UNITED STATES (continued)
129,100	National Storage Affiliates Trust	$3,910,439
157,200	National Vision Holdings, Inc.(a)	4,965,948
3,900	National Western Life Group, Inc. - Class A	1,049,100
91,300	Natus Medical, Inc.(a)	2,836,691
58,722	Nelnet, Inc. - Class A	3,673,648
54,066	Neogen Corp.(a)	3,860,312
104,900	New Jersey Resources Corp.	5,231,363
252,570	New Relic, Inc.(a)	23,531,947
15,600	NexPoint Residential Trust, Inc., REIT	673,296
57,000	Nexteer Automotive Group Ltd.	59,240
138,200	NextGen Healthcare, Inc.(a)	2,260,952
5,900	NI Holdings, Inc.(a)	99,179
185,500	NIC, Inc.	3,364,970
23,500	Nicolet Bankshares, Inc.(a)	1,544,185
174,957	NiSource, Inc.	5,194,473
13,200	Northeast Bank	289,740
20,300	Northrim Bancorp, Inc.	791,091
217,100	Northwest Bancshares, Inc.	3,723,265
2,700	Northwest Natural Holding Co.	192,834
70,700	NorthWestern Corp.	4,943,344
4,950	Norwood Financial Corp.	171,369
220,000	NuVasive, Inc.(a)	14,652,000
10,600	NVE Corp.	712,532
119,400	OceanFirst Financial Corp.	2,913,360
4,500	Oil-Dri Corp of America	159,435
40,000	Okta, Inc.(a)	5,233,200
47,600	Old Second Bancorp, Inc.	625,464
38,035	Omnicell, Inc.(a)	2,860,612
59,500	ONE Gas, Inc.	5,425,210
53,000	One Liberty Properties, Inc. REIT	1,518,980
56,100	Ormat Technologies, Inc.	3,677,355
1,400	Orrstown Financial Services, Inc.	32,017
49,400	Orthofix Medical, Inc.(a)	2,640,430
14,900	OSI Systems, Inc.(a)	1,677,144
66,400	Otter Tail Corp.	3,544,432
6,200	Oxford Industries, Inc.	453,778
178,369	Pacira BioSciences, Inc.(a)	7,828,615
36,690	Palomar Holdings, Inc.(a)	1,051,169
103,400	Par Pacific Holdings, Inc.(a)	2,384,404
11,040	Parke Bancorp, Inc.	264,629
42,200	PC Connection, Inc.	1,380,362
900	PCB Bancorp	14,939
55,400	PCSB Financial Corp.	1,076,976
28,593	PennyMac Financial Services, Inc.(a)	686,518
51,600	PennyMac Mortgage Investment Trust REIT	1,136,748
74,765	Penumbra, Inc.(a)	12,530,614

82

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
900	Peoples Bancorp of North Carolina, Inc.	$24,407
44,300	Peoples Bancorp, Inc.	1,435,763
3,400	Peoples Financial Services Corp.	164,492
12,900	People’s Utah Bancorp	390,870
94,900	Perficient, Inc.(a)	3,242,733
118,500	Performance Food Group Co.(a)	5,196,225
20,400	Perspecta, Inc.	475,932
58,800	Phibro Animal Health Corp. - Class A	1,830,444
129,600	Photronics, Inc.(a)	1,248,048
141,000	Piedmont Office Realty Trust, Inc. REIT - Class A	2,934,210
46,800	PJT Partners, Inc. - Class A	1,973,088
107,000	PNM Resources, Inc.	5,314,690
101,200	Portland General Electric Co.	5,550,820
9,700	Preferred Bank	525,643
21,950	Premier Financial Bancorp Inc.	342,859
490,000	Prestige Consumer Healthcare, Inc.(a)	16,954,000
4,500	PRGX Global, Inc.(a)	25,245
10,700	Primo Water Corp.(a)	158,039
106,700	Progress Software Corp.	4,619,043
225,000	Prosperity Bancshares, Inc.	15,612,750
37,500	Protective Insurance Corp. - Class B	620,625
31,200	Providence Service Corp. (The)(a)	1,739,088
141,300	Provident Financial Services, Inc.	3,416,634
700	Prudential Bancorp, Inc.	12,789
29,600	PS Business Parks, Inc. REIT	5,180,000
1,600,000	Pure Storage, Inc. - Class A(a)	24,224,000
2,711,221	PureTech Health Plc(a)	8,962,394
325,000	Q2 Holdings, Inc.(a)	25,957,750
38,100	QAD, Inc. - Class A	1,643,634
20,700	QCR Holdings, Inc.	791,982
145,000	Qualys, Inc.(a)	12,551,200
9,600	Quanex Building Products Corp.	178,752
47,433	Quest Diagnostics, Inc.	4,841,961
9,000	Quidel Corp.(a)	531,270
95,700	Quotient Technology, Inc.(a)	1,006,764
28,900	R1 RCM, Inc.(a)	363,562
24,400	Radian Group, Inc.	556,320
15,000	RCI Hospitality Holdings, Inc.	254,250
3,900	Reading International, Inc. - Class A(a)	50,895
15,700	Ready Capital Corp. REIT	241,309
54,800	Recro Pharma, Inc.(a)	526,080
23,600	Regional Management Corp.(a)	569,468
Shares		Value
UNITED STATES (continued)
16,243	Reliance Worldwide Corp. Ltd.	$40,702
125,200	Rent-A-Center, Inc.(a)	3,384,156
24,000	Republic Bancorp, Inc. - Class A	1,146,480
100,800	Resources Connection, Inc.	1,774,080
19,300	Rimini Street, Inc.(a)	95,149
46,000	Riverview Bancorp, Inc.	391,000
18,400	RLI Corp.	1,658,392
26,600	RMR Group Inc. (The) - Class A	1,309,784
29,100	Rocky Brands, Inc.	917,232
67,500	RPT Realty REIT	826,875
95,047	Rubius Therapeutics, Inc.(a)	1,264,125
72,300	Rush Enterprises, Inc. - Class A	2,722,818
89,200	Ruth’s Hospitality Group Inc.	1,986,484
24,800	Ryman Hospitality Properties, Inc. REIT	1,860,000
3,400	Safehold, Inc. REIT	111,757
36,600	Safety Insurance Group, Inc.	3,610,956
209,420	SailPoint Technologies Holding, Inc.(a)	4,427,139
1,000,000	Sally Beauty Holdings, Inc.(a)	13,740,000
12,757,350	Samsonite International SA	24,980,039
24,300	Sandy Spring Bancorp, Inc.	885,492
38,300	Saul Centers, Inc. REIT	2,098,457
13,800	ScanSource, Inc.(a)	468,510
60,600	Schnitzer Steel Industries, Inc. - Class A	1,613,778
50,400	SeaSpine Holdings Corp.(a)	640,584
54,321	Seattle Genetics, Inc.(a)	4,112,643
69,900	Selective Insurance Group, Inc.	5,256,480
23,300	Seneca Foods Corp. Class A(a)	735,814
425,000	Sensient Technologies Corp.	28,972,250
102,500	Shenandoah Telecommunications Co.	4,034,400
18,500	Shore Bancshares, Inc.	303,400
39,200	Sierra Bancorp	1,021,944
699,100	Simply Good Foods Co. (The)(a)	19,036,493
11,946	Sims Metal Management Ltd.	88,436
42,700	Simulations Plus, Inc.	1,657,614
566,770	Six Flags Entertainment Corp.	29,942,459
4,700	SJW Corp.	304,983
14,600	Southern First Bancshares, Inc.(a)	595,388
21,800	Southern Missouri Bancorp, Inc.	759,730
41,000	Southern National Bancorp of Virginia, Inc.	652,720
95,782	Southwest Gas Holdings Inc.	8,515,978
69,100	SP Plus Corp.(a)	2,386,023
8,500	SpartanNash Co.	100,469

83

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
124,863	Spire, Inc.	$10,289,960
10,200	Spirit of Texas Bancshares, Inc.(a)	218,688
76,067	Splunk, Inc.(a)	10,292,626
68,200	Spok Holdings, Inc.	885,918
39,400	SPS Commerce, Inc.(a)	4,406,102
11,500	SPX Corp.(a)	401,350
284,742	STAAR Surgical Co.(a)	8,345,788
165,000	Standex International Corp.	11,611,050
212,286	Starwood Property Trust, Inc., REIT	4,931,404
23,300	Stepan Co.	2,310,195
327,780	STERIS Plc	48,793,331
19,500	Sterling Construction Co., Inc.(a)	244,140
28,400	Stewart Information Services Corp.	1,074,372
219,200	Stock Yards Bancorp, Inc.	8,384,400
207,635	Stratasys Ltd.(a)	5,790,940
15,800	Superior Group of Cos., Inc.	268,916
365,000	Supernus Pharmaceuticals, Inc.(a)	12,180,050
114,100	Sykes Enterprises, Inc.(a)	3,227,889
439,155	Synopsys, Inc.(a)	58,302,218
44,600	Systemax, Inc.	967,820
155,000	Talend SA - ADR(a)	5,085,550
10,200	Tech Data Corp.(a)	1,033,668
247,300	TEGNA, Inc.	3,756,487
396,556	Teladoc Health, Inc.(a)	27,060,981
157,833	Teleflex, Inc.	53,622,183
185,000	Tenable Holdings, Inc.(a)	4,636,100
227,300	TerraForm Power, Inc. - Class A	3,502,693
19,200	Territorial Bancorp Inc.	552,000
42,235	Tesla, Inc.(a)	10,204,398
69,500	Tetra Tech, Inc.	5,504,400
84,000	Texas Roadhouse, Inc.	4,639,320
13,100	Timberland Bancorp, Inc.	362,084
32,600	Tiptree, Inc.	222,658
138,899	Tootsie Roll Industries, Inc.	5,189,267
127,500	TPG RE Finance Trust, Inc. REIT	2,518,125
65,900	Tredegar Corp.	1,098,553
365,000	TreeHouse Foods, Inc.(a)	21,659,100
71,500	TriCo Bancshares	2,699,125
261,900	TriMas Corp.(a)	7,854,381
77,900	TrueBlue, Inc.(a)	1,540,083
189,805	Trupanion, Inc.(a)	6,104,129
81,200	TrustCo Bank Corp.	657,720
40,100	TTEC Holdings, Inc.	1,881,492
25,000	UFP Technologies, Inc.(a)	1,089,000
355,000	UMB Financial Corp.	24,232,300
23,300	UniFirst Corp.	4,587,071
151,000	United Community Financial Corp.	1,537,180
17,700	United Financial Bancorp, Inc.	253,818
Shares		Value
UNITED STATES (continued)
56,800	United Fire Group, Inc.	$2,968,936
49,600	Unitil Corp.	2,905,072
60,400	Universal Corp.	3,593,800
31,800	Universal Health Realty Income Trust REIT	2,930,688
85,200	Universal Insurance Holdings, Inc.	2,113,812
8,500	Universal Logistics Holdings, Inc.	167,365
81,600	Univest Financial Corp.	2,240,736
246,500	Upwork, Inc.(a)	4,052,460
97,500	Urstadt Biddle Properties, Inc. - Class A REIT	2,105,025
55,700	US Ecology, Inc.	3,544,191
30,300	US Physical Therapy, Inc.	3,911,124
21,700	USANA Health Sciences, Inc.(a)	1,476,685
12,300	Utah Medical Products Inc.	1,119,177
24,600	Varex Imaging Corp.(a)	782,034
134,726	Veeco Instruments, Inc.(a)	1,604,587
86,200	Verint Systems, Inc.(a)	4,988,394
300,695	Verisk Analytics, Inc.	45,621,445
53,200	Viad Corp.	3,678,248
33,400	Village Super Market, Inc. - Class A	836,002
9,100	Virtusa Corp.(a)	406,588
35,900	Vishay Precision Group, Inc.(a)	1,462,566
178,800	Vonage Holdings Corp.(a)	2,217,120
180,200	Washington Trust Bancorp, Inc.	9,051,446
13,771	Waste Connections, Inc.	1,249,073
118,516	Waters Corp.(a)	24,954,729
82,100	Waterstone Financial Inc.	1,387,490
149,106	Wayfair, Inc. - Class A(a)	19,556,743
25,000	WD-40 Co.	4,539,000
18,900	Weis Markets, Inc.	688,905
1,500,000	Welbilt, Inc.(a)	24,630,000
2,500	West Bancorp, Inc.	52,949
302,940	West Pharmaceutical Services, Inc.	41,584,574
88,700	Western Asset Mortgage Capital Corp. REIT	901,192
29,100	Westwood Holdings Group, Inc.	910,830
20,200	Weyco Group, Inc.	555,904
6,700	Winmark Corp.	1,132,367
555,000	Wolverine World Wide, Inc.	15,068,250
1,006,690	Wyndham Hotels & Resorts, Inc.	56,928,319
132,200	Xperi Corp.	2,822,470
1,577,044	Yext, Inc.(a)	32,818,286
1,400	York Water Co. (The)	50,357
92,962	Zillow Group, Inc. - Class A(a)	4,633,226

84

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
366,676	Zillow Group, Inc. - Class C(a)	$18,319,133
198,914	Zuora, Inc. - Class A(a)	2,985,699
		3,352,386,594
VIETNAM — 0.0%
430,683	PetroVietnam Drilling & Well Services JSC(a)	308,347
1,088,845	Saigon - Hanoi Commercial Joint Stock Bank(a)	309,139
291,550	Vietnam National Petroleum Group	816,592
		1,434,078
Total Common Stocks (Cost $4,711,742,973)		5,565,592,064
INVESTMENT COMPANY — 1.3%
79,026,059	SEI Daily Income Trust Government II Fund, Class A 2.06%(c)	79,026,059
Total Investment Company (Cost $79,026,059)		79,026,059
EXCHANGE-TRADED FUNDS — 6.1%
1,287,300	iShares Russell 2000 Index Fund	201,539,688
751,000	SPDR S&P Regional Banking ETF	41,410,140
1,802,000	VanEck Vectors Gold Miners ETF	47,753,000
2,398,000	VanEck Vectors Junior Gold Miners ETF	90,020,920
Total Exchange-Traded Funds (Cost $356,300,460)		380,723,748
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights(a)(b)	—
1,710	Centrebet Litigation Units(a)(b)	—
		—
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG(a)(b)	—
CHINA — 0.0%
374	Hortifrut SA Rights, Expire 08/07/19	3
618	China International Marine Rights, Expire 12/31/19(a)(b)	—
		3
Shares		Value
HONG KONG — 0.0%
600	Legend Holdings Corp. Rights, Expire 12/31/19(a)(b)	$—
INDIA — 0.0%
92	Hatsun Agro Rights, Expire 12/01/19(a)	177
2,639	5Paisa Capital Ltd. Rights(a)	3,430

		3,607
INDONESIA — 0.0%
796,300	Medco Energi Internasional Tbk PT Warrants, Expire 12/11/20(a)	12,157
MALAYSIA — 0.0%
18,120	Paramount Corp. Berhad Warrants, Expire 12/30/21	—
SINGAPORE — 0.0%
169,647	Ezion Holdings Ltd. Warrants, Expire 04/16/23(a)	—
UNITED KINGDOM — 0.0%
128,742	GVC Holdings Plc - CVR Shares, Rights, Expire 12/31/30(a)(b)	—
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(a)(b)	—
Total Rights/Warrants (Cost $6,071)		15,767

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Bank — 0.2%
8,000,000	2.15%, 08/01/2019(d)	8,000,000
4,000,000	2.15%, 08/01/2019(d)	4,000,000
Total U.S. Government Agencies (Cost $12,000,000)		12,000,000

Shares
CASH SWEEP — 1.1%
69,680,672	Citibank - US Dollars on Deposit in Custody Account,0.12%(a)(c)	69,680,672
Total Cash Sweep (Cost $69,680,672)		69,680,672
TOTAL INVESTMENTS — 97.6% (Cost $5,228,756,235)		6,107,038,310
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		151,589,962
NET ASSETS — 100.0%		$6,258,628,272

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and

85

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $552,590 which is 0.01% of net assets and the cost is $6,258,272.
(c)	The rate shown represents the current yield as of July 31, 2019.
(d)	The rate represents the annualized yield at time of purchase.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

FOR — Foreign Ownership Restrictions

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Industrials	16.3%
Health Care	15.4
Information Technology	15.0
Consumer Discretionary	12.4
Banks	7.5
Materials	6.9
Consumer Staples	5.1
Diversified Financials	4.0
Real Estate	3.0
Utilities	2.3
Insurance	2.3
Energy	2.2
Telecommunication Services	1.5
Other*	6.1
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

86

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments	July 31, 2019
(Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS — 1.5%
UNITED STATES — 1.5%
375,000	iShares Short-Term Corporate Bond ETF	$20,013,750
741,500	Vanguard Short-Term Corporate Bond ETF	59,757,485
Total Exchange-Traded Funds (Cost $79,799,906)		79,771,235

Contracts
CALL OPTIONS PURCHASED — 0.2%
10,000	Invesco QQQ Trust Series 1, Strike $194.00, Expires 08/09/19, (Notional amount $194,000,000)	940,000
10,000	Invesco QQQ Trust Series 1, Strike $196.00, Expires 08/02/19, (Notional amount $196,000,000)	90,000
35,000	iShares MSCI Emerging Markets ETF, Strike $44.00, Expires 08/16/19, (Notional amount $154,000,000)	70,000
4,000	Russell 2000 Index, Strike $1,620.00, Expires 08/09/19, (Notional amount $648,000,000)	960,000
1,500	S&P 500 Index, Strike $2,940.00, Expires 08/05/19, (Notional amount $499,800,000)	900,000
2,000	S&P 500 Index, Strike $3,050.00, Expires 08/30/19, (Notional amount $610,000,000)	2,400,000
1,500	S&P 500 Index, Strike $3,100.00, Expires 08/09/19, (Notional amount $454,500,000)	930,000
75,000	VanEck Vectors Gold Miners ETF, Strike $27.00, Expires 08/16/19, (Notional amount $202,500,000)	3,375,000
Total Call Options Purchased (Cost $21,794,919)		9,665,000
PUT OPTIONS PURCHASED — 0.0%
60,000	iShares MSCI Emerging Markets ETF, Strike $40.00, Expires 08/16/19, (Notional amount $240,000,000)	480,000
Contracts			Value
1,700		S&P 500 Index, Strike $2,940.00, Expires 08/05/19, (Notional amount $499,800,000)	$1,598,000
Total Put Options Purchased (Cost $7,857,834)			2,078,000

Principal Amount
BANK LOANS — 0.6%
UNITED STATES — 0.6%
$3,727,273		Caliber Home Loans, Inc., (LIBOR + 3.250%), 0.00%, 04/24/21(a)(b)	3,717,955
9,500,742		Chimera Special Holding LLC First Lien Term Loan, 4.22%, 10/06/19(a)(b)	9,500,742
5,674,111		Lstar 19-1 Securities Financing, (LIBOR + 2.000%), 4.45%, 05/30/22(a)(b)	5,674,111
8,000,000		Rntr Seer Financing, (LIBOR + 2.380%), 4.49%, 12/20/21(a)	8,000,000
5,538,605		Roundpoint Mortgage Servicing Corp., (LIBOR + 3.380%), 3.38%, 08/27/20(a)(b)	5,545,805
Total Bank Loans (Cost $32,440,731)			32,438,613
CORPORATE BONDS — 3.8%
AUSTRALIA — 0.0%
1,000,000		National Australia Bank Ltd., 3.93%, 08/02/34	1,004,360
AUSTRIA — 0.0%
850,000	(c)	Sappi Papier Holding GmbH, 4.00%, 04/01/23(d)	962,105
BELGIUM — 0.0%
1,000,000	(c)	Anheuser-Busch InBev SA/NV, 1.13%, 07/01/27	1,180,931
400,000	(c)	KBC Group NV, (5 yr. Euro Swap + 1.500%), 1.88%, 03/11/27(e)	462,277
			1,643,208
BERMUDA — 0.0%
1,250,000		Ooredoo International Finance Ltd., 5.00%, 10/19/25(d)	1,390,363
BRAZIL — 0.1%
500,000	(f)	BRF SA, 2.75%, 06/03/22(d)	569,808
1,000,000		BRF SA, 4.75%, 05/22/24(d)	1,002,950

87

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount			Value
BRAZIL (continued)
$1,500,000		CSN Resources SA, 6.50%, 07/21/20(d)	1,534,500
1,000,000		Globo Comunicacao e Participacoes SA, 4.84%, 06/08/25(d)	1,033,010
1,500,000		Nexa Resources SA, 5.38%, 05/04/27(d)	1,576,890
1,000,000		Vale Overseas Ltd., 6.88%, 11/21/36	1,209,860
			6,927,018
CANADA — 0.1%
500,000		1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(g)	510,000
500,000		First Quantum Minerals Ltd., 7.25%, 04/01/23(g)	495,000
1,000,000		Mercer International, Inc., 7.38%, 01/15/25	1,034,800
			2,039,800
CAYMAN ISLANDS — 0.3%
5,196,942		Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.32%, 02/12/23(g)(h)	5,281,393
1,230,000		Banco do Brasil SA, 4.75%, 03/20/24(d)	1,288,425
1,000,000		Banco do Brasil SA, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.782%), 8.50%, 04/20/68(d)(e)	1,058,250
1,000,000	(f)	CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25	1,163,690
1,000,000		DP World Crescent Ltd., 4.85%, 09/26/28(d)	1,076,830
1,000,000		Emirates Reit Sukuk Ltd., REIT, 5.13%, 12/12/22	981,332
600,000		HPHT Finance 17 Ltd., 2.75%, 09/11/22	598,506
1,500,000		Itau Unibanco Holding SA, 5.13%, 05/13/23(d)	1,572,750
1,000,000		MAF Global Securities Ltd., (5 yr. Swap Semi 30/360 US + 3.476%), 5.50%, 09/07/67(e)	1,002,020
427,082		SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22(d)(i)	403,596
875,000	(f)	UPCB Finance VII Ltd., 3.63%, 06/15/29(d)	1,031,676
			15,458,468
CHILE — 0.0%
1,000,000	(f)	Corp. Nacional del Cobre de Chile, 2.25%, 07/09/24(d)	1,213,120
Principal Amount			Value
CHILE (continued)
$600,000		Inversiones CMPC SA, 4.38%, 04/04/27(d)	631,472
			1,844,592
CHINA — 0.1%
800,000		Alibaba Group Holding Ltd., 3.40%, 12/06/27	815,705
400,000		Baidu, Inc., 4.88%, 11/14/28	439,617
400,000		Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	433,603
1,000,000		Tencent Holdings Ltd., 3.98%, 04/11/29(d)	1,054,236
			2,743,161
COLUMBIA — 0.1%
500,000		Banco de Bogota SA, 5.38%, 02/19/23(d)	528,755
1,000,000		Bancolombia SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.929%), 4.88%, 10/18/27(e)	1,022,510
850,000		Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	936,700
			2,487,965
CZECH REPUBLIC — 0.0%
765,000	(c)	EP Infrastructure AS, 1.70%, 07/30/26	853,454
FRANCE — 0.2%
900,000	(c)	ALD SA, 3.75%, 07/18/23(d)	1,005,718
635,000	(c)	BNP Paribas SA, (5 yr. Euro Swap + 1.650%), 2.88%, 03/20/26(e)	735,104
880,000	(c)	BPCE SA, (3 mo. EURIBOR + 13.130%), 12.50%, 09/30/67(e)	992,264
500,000		Constellium NV, 5.88%, 02/15/26(g)	518,750
600,000	(c)	Engie SA, (5 yr. Euro Swap + 1.840%), 1.63%, 07/08/68(e)	662,541
400,000	(c)	La Banque Postale SA, (5 yr. Euro Swap + 1.520%), 2.75%, 04/23/26(e)	461,744
750,000	(c)	Loxam SAS, 3.50%, 05/03/23(d)	844,782
650,000	(c)	Orano SA, 4.88%, 09/23/24	842,682
700,000	(c)	Orano SA, 3.38%, 04/23/26	829,192

88

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount			Value
FRANCE (continued)
$750,000	(c)	Societe Generale SA, (3 mo. EURIBOR + 8.901%), 9.38%, 09/04/67(e)	836,878
			7,729,655
GERMANY — 0.0%
800,000	(c)	Commerzbank AG, 7.75%, 03/16/21	994,142

HONG KONG — 0.1%
1,000,000		Bank of East Asia Ltd. (The), (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.834%), 5.50%, 06/02/68(e)	1,002,536
1,000,000		Health & Happiness H&H International Holdings Ltd., 7.25%, 06/21/21(d)	1,015,336
1,000,000		Shimao Property Holdings Ltd., 4.75%, 07/03/22	1,006,068
			3,023,940
HUNGARY — 0.0%
1,275,000	(c)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23	1,528,600
INDIA — 0.1%
500,000		Delhi International Airport Ltd., 6.13%, 02/03/22	523,173
1,100,000		GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	1,014,813
600,000		Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24	616,523
1,000,000		ReNew Power Synthetic, 6.67%, 03/12/24(d)	1,025,574
			3,180,083
INDONESIA — 0.0%
1,000,000		Saka Energi Indonesia PT, 4.45%, 05/05/24(d)	1,004,969
958,000		Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)	985,630
			1,990,599
IRELAND — 0.1%
730,000	(c)	Allied Irish Banks Plc, (5 yr. Euro Swap + 3.950%), 4.13%, 11/26/25(e)	845,487
1,000,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.25%, 05/15/24(g)	1,055,520
775,000	(c)	Smurfit Kappa Acquisitions ULC, 4.13%, 01/30/20(d)	874,142
			2,775,149
Principal Amount			Value
ISRAEL — 0.0%
$1,500,000		Israel Electric Corp. Ltd., 4.25%, 08/14/28(g)	1,568,295
ITALY — 0.1%
900,000	(c)	Banco BPM SpA, (5 yr. Euro Swap + 4.179%), 4.38%, 09/21/27(e)	998,554
450,000	(c)	Ferrovie dello Stato Italiane SpA, 1.13%, 07/09/26.	514,931
400,000	(c)	UniCredit SpA, (5 yr. Euro ICE Swap + 4.739%), 4.88%, 02/20/29(e)	495,647
			2,009,132
JAPAN — 0.0%
800,000	(f)	SoftBank Group Corp., 4.75%, 07/30/25	1,008,170
700,000	(f)	SoftBank Group Corp., 5.00%, 04/15/28	898,886
			1,907,056
JERSEY CHANNEL ISLANDS — 0.0%
500,000	(j)	HSBC Bank Capital Funding Sterling 2 LP, (6 mo. LIBOR GBP + 1.850%), 5.86%, 04/07/68(e)	621,732
775,000	(f)	LHC3 Plc, 4.13% cash or 4.88% PIK, 4.13%, 08/15/24(d)	886,754
			1,508,486
LUXEMBOURG — 0.2%
246,627	(c)	Altice Luxembourg SA, 7.25%, 05/15/22(d)	279,167
2,200,000	(c)	Gazprom OAO Via Gaz Capital SA, 2.95%, 01/24/24	2,636,824
437,000	(c)	HeidelbergCement Finance Luxembourg SA, 1.75%, 04/24/28	531,799
1,475,000		Matterhorn Telecom SA, 3.63%, 05/01/22	1,491,560
450,000		Millicom International Cellular SA, 6.25%, 03/25/29(d)	485,663
1,670,000		Rede D’or Finance Sarl, 4.95%, 01/17/28(d)	1,670,334
276,000		Ultrapar International SA, 5.25%, 10/06/26(d)	293,253
			7,388,600
MEXICO — 0.1%
800,000		America Movil SAB de CV, 6.13%, 03/30/40	1,048,322
420,000	(f)	Cemex SAB de CV, 3.13%, 03/19/26(d)	483,925
250,000		Grupo Bimbo SAB de CV, 4.70%, 11/10/47(d)	257,109

89

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount			Value
MEXICO (continued)
$1,000,000		Grupo Televisa SAB, 5.25%, 05/24/49	1,042,204
500,000		Sigma Alimentos SA de CV, 4.13%, 05/02/26(d)	505,630
			3,337,190
NETHERLANDS — 0.2%
650,000	(c)	ABN AMRO Bank NV, (5 yr. Euro Swap + 2.350%), 2.88%, 06/30/25(e)	737,017
530,000	(c)	de Volksbank NV, (5 yr. Euro Swap + 3.650%), 3.75%, 11/05/25(e)	612,384
400,000	(c)	EDP Finance BV, 1.63%, 01/26/26	481,146
400,000	(c)	ING Bank NV, (5 yr. Euro Swap + 2.250%), 3.63%, 02/25/26(e)	467,711
500,000		Lukoil International Finance BV, 4.56%, 04/24/23(d)	523,930
1,000,000		Myriad International Holdings BV, 5.50%, 07/21/25(d)	1,105,280
1,400,000	(c)	NE Property BV, 1.75%, 11/23/24	1,546,341
500,000		Petrobras Global Finance BV, 7.38%, 01/17/27	590,850
500,000		Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26(g)	526,875
200,000		Trivium Packaging Finance BV, 5.50%, 08/15/26(g)	206,250
1,500,000		VEON Holdings BV, 4.95%, 06/16/24(d)	1,578,300
			8,376,084
PERU — 0.0%
500,000		Southern Copper Corp., 3.88%, 04/23/25	515,902
PORTUGAL — 0.0%
900,000	(c)	Banco Comercial Portugues SA, (5 yr. Euro Swap + 4.267%), 4.50%, 12/07/27(e)	1,030,079
400,000	(c)	Caixa Geral de Depositos SA, (5 yr. Euro Swap + 5.500%), 5.75%, 06/28/28(e)	493,743
			1,523,822
ROMANIA — 0.0%
175,000	(c)	Digi Communications NV, 5.00%, 10/15/23(d)	200,033
Principal Amount			Value
ROMANIA (continued)
$875,000	(c)	Globalworth Real Estate Investments, Ltd., REIT, 3.00%, 03/29/25	1,043,278
			1,243,311
SAUDI ARABIA — 0.0%
400,000		Saudi Arabian Oil Co., 3.50%, 04/16/29(d)	409,214
SINGAPORE — 0.0%
1,000,000		Jubilant Pharma Ltd., 6.00%, 03/05/24	1,034,871
SOUTH AFRICA — 0.0%
1,000,000		Standard Bank Group Ltd., (5 yr. Swap Semi 30/360 US + 3.754%), 5.95%, 05/31/29(e)	1,037,000
SOUTH KOREA — 0.0%
550,000		KDB Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.658%), 7.50%, 11/21/67(e)	542,443
200,000		Kia Motors Corp., 3.50%, 10/25/27(d)	198,474
500,000		Shinhan Bank Co., Ltd., 4.00%, 04/23/29(d)	517,006
			1,257,923
SPAIN — 0.1%
900,000	(c)	Abanca Corp. Bancaria SA, (5 yr. Euro Swap + 5.927%), 6.13%, 01/18/29(e)	1,062,308
300,000	(c)	Abertis Infraestructuras SA, 6.25%, 07/15/25	334,115
700,000	(c)	Banco de Sabadell SA, (5 yr. Euro Swap + 5.100%), 5.38%, 12/12/28(e)	860,140
900,000	(c)	Bankia SA, (5 yr. Euro Swap + 3.624%), 3.75%, 02/15/29(e)	1,071,254
			3,327,817
SWEDEN — 0.0%
1,000,000		Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(d)	1,052,264
SWITZERLAND — 0.0%
900,000	(f)	Credit Suisse AG, (5 yr. Euro Swap + 4.000%), 5.75%, 09/18/25(e)	1,056,081

90

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount			Value
SWITZERLAND (continued)
$650,000	(f)	UBS AG, (5 yr. Euro Swap + 3.400%), 4.75%, 02/12/26(e)	765,615
			1,821,696
UNITED ARAB EMIRATES — 0.0%
1,175,000		DAE Funding LLC, 5.00%, 08/01/24(g)	1,237,804
571,420		Emirates Airline, 4.50%, 02/06/25(d)	582,309
			1,820,113
UNITED KINGDOM — 0.2%
1,400,000		AngloGold Ashanti Holdings Plc, 6.50%, 04/15/40	1,520,632
450,000	(f)	Barclays Plc, (5 yr. Euro Swap + 2.450%), 2.63%, 11/11/25(e)	505,459
325,000		CYBG Plc, (5 yr. US Govt bonds Generic Bid Yield + 7.128%), 7.88%, 12/14/28(e)	423,690
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(g)	1,366,406
700,000		Jerrold Finco Plc, 6.25%, 09/15/21(d)	857,655
600,000		Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22	753,022
1,200,000	(f)	Kennedy Wilson Europe Real Estate Plc, 3.25%, 11/12/25	1,403,452
850,000	(f)	Standard Chartered Plc, (5 yr. Euro Swap + 2.300%), 4.00%, 10/21/25(e)	983,904
500,000		State Bank of India/London, 4.38%, 01/24/24(d)	524,745
1,275,000	(f)	Titan Global Finance Plc, 3.50%, 06/17/21	1,494,277
375,000		William Hill Plc, 4.75%, 05/01/26	459,458
			10,292,700
UNITED STATES — 1.7%
1,225,000		Aetna, Inc., 4.50%, 05/15/42	1,246,847
500,000		Allegheny Technologies, Inc., 7.88%, 08/15/23	538,750
280,122		Ambac Assurance Corp., 5.10%, 06/07/20(g)	400,784
2,050,000		American Tower Corp., REIT, 3.80%, 08/15/29	2,121,292
275,000		Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 01/15/25	290,802
Principal Amount		Value
UNITED STATES (continued)
$2,175,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	2,423,650
700,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	797,400
1,025,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 04/15/48	1,117,689
900,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49	1,117,263
850,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 04/15/58	941,062
1,000,000	Aramark Services, Inc., 5.13%, 01/15/24	1,025,380
750,000	AT&T, Inc., 4.35%, 03/01/29	809,958
1,350,000	AT&T, Inc., 4.50%, 05/15/35	1,437,971
600,000	AT&T, Inc., 4.50%, 03/09/48	613,640
500,000	Avantor, Inc., 6.00%, 10/01/24(g)	535,005
500,000	Avantor, Inc., 9.00%, 10/01/25(g)	554,065
1,000,000	Bausch Health Cos, Inc., 6.13%, 04/15/25(g)	1,028,750
1,000,000	BCD Acquisition, Inc., 9.63%, 09/15/23(g)	1,043,750
1,000,000	Berry Global, Inc., 5.50%, 05/15/22	1,011,250
1,025,000	Bristol-Myers Squibb Co., 3.40%, 07/26/29(g)	1,071,344
2,650,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49(g)	2,918,329
500,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(g)	498,900
700,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 05/01/25(g)	722,750
325,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/29(g)	336,781
775,000	CF Industries, Inc., 3.40%, 12/01/21(g)	783,417
975,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.05%, 03/30/29	1,069,710

91

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$725,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	855,687
775,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 04/01/48	850,415
600,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.13%, 07/01/49	611,621
1,000,000	Cheniere Energy Partners LP, 5.25%, 10/01/25	1,036,270
700,000	Cigna Corp., 3.75%, 07/15/23(g)	727,038
430,000	Clearway Energy Operating LLC, 5.38%, 08/15/24	441,288
1,000,000	Clearway Energy Operating LLC, 5.75%, 10/15/25(g)	1,037,200
500,000	Comcast Corp., 4.15%, 10/15/28	551,053
800,000	Comcast Corp., 4.70%, 10/15/48	939,256
975,000	Concho Resources, Inc., 4.38%, 01/15/25	1,012,360
850,000	Constellation Brands, Inc., 4.75%, 11/15/24	929,893
800,000	Constellation Brands, Inc., 4.75%, 12/01/25	889,738
625,000	Constellation Brands, Inc., 4.65%, 11/15/28	700,130
1,775,000	Constellation Brands, Inc., 3.15%, 08/01/29	1,772,361
775,000	Constellation Brands, Inc., 4.10%, 02/15/48	784,138
1,200,000	Crown Castle International Corp., REIT, 3.15%, 07/15/23	1,223,438
1,000,000	CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(g)	985,000
975,000	CSC Holdings LLC, 5.75%, 01/15/30(g)	989,625
1,325,000	CVS Health Corp., 3.70%, 03/09/23	1,367,072
1,200,000	CVS Health Corp., 4.30%, 03/25/28	1,275,119
1,000,000	CVS Health Corp., 5.05%, 03/25/48	1,083,869
600,000	Dell International LLC / EMC Corp., 4.90%, 10/01/26(g)	627,820
750,000	Deutsche Bank AG/New York NY, 4.25%, 10/14/21	758,039
Principal Amount			Value
UNITED STATES (continued)
$500,000		Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(g)	508,125
400,000		Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(g)	408,750
850,000		Discovery Communications LLC, 2.95%, 03/20/23	857,875
375,000		Discovery Communications LLC, 4.13%, 05/15/29	391,600
1,075,000		Discovery Communications LLC, 5.30%, 05/15/49	1,160,952
500,000		Eagle Holding Co. II LLC, 7.63% cash or 8.38% PIK, 7.63%, 05/15/22(g)	503,750
300,000		Energy Transfer Operating LP, 4.25%, 03/15/23	312,844
650,000		Energy Transfer Operating LP, 6.25%, 04/15/49	772,917
950,000		Equinix, Inc., 5.88%, 01/15/26	1,009,090
750,000	(f)	Equinix, Inc., 2.88%, 02/01/26	866,576
200,000		Equinix, Inc., 5.38%, 05/15/27	214,690
200,000		Ford Motor Credit Co. LLC, 3.16%, 08/04/20	200,791
950,000		Fox Corp., 4.03%, 01/25/24(g)	1,006,025
500,000		Greif, Inc., 6.50%, 03/01/27(g)	521,250
1,000,000		H&E Equipment Services, Inc., 5.63%, 09/01/25	1,027,500
775,000		HCA, Inc., 5.25%, 04/15/25	854,113
1,700,000		HCA, Inc., 5.25%, 06/15/49	1,776,767
775,000	(f)	International Game Technology Plc, 3.50%, 06/15/26(d)	904,324
1,000,000		Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(g)	1,022,020
500,000		JB Poindexter & Co., Inc., 7.13%, 04/15/26(g)	510,000
1,210,000		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 04/15/29(g)	1,299,238
1,000,000		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 01/15/30(d)	1,000,000
575,000		JPMorgan Chase & Co., (3 mo. LIBOR US + 0.945%), 3.51%, 01/23/29(e)	599,279
300,000		Kinder Morgan Energy Partners LP, 4.30%, 05/01/24	318,548

92

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$500,000		Level 3 Financing, Inc., 5.38%, 01/15/24	506,810
1,025,000		Lowe’s Cos, Inc., 3.70%, 04/15/46	975,204
700,000		Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(g)	698,915
325,000		Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/27(g)	333,125
650,000		Morgan Stanley, (3 mo. LIBOR US + 1.140%), 3.77%, 01/24/29(e)	681,376
625,000		MPLX LP, 4.00%, 02/15/25	653,260
575,000		MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	582,360
500,000	(f)	MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	614,110
650,000	(f)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	795,141
150,000	(f)	Netflix, Inc., 3.63%, 05/15/27	178,089
900,000	(f)	Netflix, Inc., 3.88%, 11/15/29(d)	1,068,092
500,000		Nexstar Broadcasting, Inc., 5.88%, 11/15/22	511,875
125,000		Nexstar Escrow, Inc., 5.63%, 07/15/27(g)	129,844
1,025,000		NextEra Energy Operating Partners LP, 4.25%, 07/15/24(g)	1,039,094
500,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/27(g)	507,500
450,000		Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 05/15/26(g)	465,615
500,000		Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/27(g)	516,250
375,000		Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 01/15/20	379,734
375,000	(f)	Quintiles IMS, Inc, 3.50%, 10/15/24(d)	423,948
500,000		Reliance Holding USA, Inc., 5.40%, 02/14/22(d)	530,501
325,000		Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	353,098
1,125,000		Sherwin-Williams Co. (The), 3.45%, 06/01/27	1,153,270
Principal
Amount			Value
UNITED STATES (continued)
$3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(g)	3,411,975
625,000		Springleaf Finance Corp., 6.13%, 03/15/24	677,148
500,000		Springleaf Finance Corp., 7.13%, 03/15/26	561,563
900,000	(f)	Verizon Communications, Inc., 8.75%, 04/08/27	1,041,652
500,000		Verscend Escrow Corp., 9.75%, 08/15/26(g)	533,015
1,000,000		Wabtec Corp., 4.40%, 03/15/24	1,050,518
42,119,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(b)	0
21,131,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(b)	0
9,840,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(b)	0
3,000,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(b)	0
			86,325,075
VIRGIN ISLANDS — 0.0%
500,000	(f)	State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(d)	578,354
Total Corporate Bonds (Cost $194,531,639)			196,911,567
GOVERNMENT BONDS — 2.6%
CANADA — 1.7%
115,700,000		Canadian Government Bond, 1.25%, 02/01/20	87,428,979
UNITED ARAB EMIRATES — 0.0%
1,000,000		Abu Dhabi Government International Bond, 4.13%, 10/11/47(d)	1,108,220
UNITED KINGDOM — 0.9%
36,000,000		United Kingdom Gilt, 4.75%, 03/07/20	44,885,516
Total Government Bonds (Cost $140,145,625)			133,422,715

93

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

ASSET-BACKED SECURITIES — 13.9%
CAYMAN ISLANDS — 3.1%
Collateralized Loan Obligations — 2.4%
$11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 5.690%), 7.99%, 07/15/26(g)(h)	$10,662,109
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 7.98%, 04/20/31(g)(h)	947,202
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 8.28%, 10/20/27(g)(h)	994,859
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 8.25%, 01/15/27(g)(h)	2,533,829
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.75%, 04/13/27(g)(h)	1,490,696
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.400%), 7.68%, 10/20/29(g)(h)	922,613
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 6.61%, 04/27/27(g)(h)	947,498
1,145,619	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.78%, 07/20/32(g)(h)	1,060,733
500,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.48%, 04/20/27(g)(h)	474,413
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 7.000%), 9.28%, 10/20/29(g)(h)	1,000,428
17,550,000	CBAM CLO Management, Series 2019-10A, Class SUB, 0.00%, 04/20/32(g)(k)	15,715,225
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(g)(k)	8,191,105
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class ER, (3 mo. LIBOR US + 5.650%), 7.93%, 07/20/28(g)(h)	995,077
11,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.000%), 7.30%, 04/15/27(g)(h)	11,177,008
Principal
Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 04/15/27(g)(k)	$10,212,758
7,400,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, (3 mo. LIBOR US + 8.150%), 10.43%, 10/20/31(g)(h)	6,620,791
1,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.30%, 01/15/28(g)(h)	1,198,589
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.38%, 10/15/29(g)(h)	953,633
6,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.650%), 8.91%, 10/23/30(g)(h)	5,875,363
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(g)(k)	3,874,732
15,100,000	Romark CLO Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 6.250%), 8.53%, 07/25/31(g)(h)	14,384,479
5,000,000	Romark CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(g)(k)	3,776,620
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, (3 mo. LIBOR US + 6.220%), 8.49%, 04/20/29(g)(h)	1,173,972
500,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 8.91%, 01/23/29(g)(h)	504,081
1,000,000	Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.850%), 8.13%, 04/20/29(g)(h)	945,518
6,375,000	THL Credit Wind River CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/15/30(g)(k)	5,194,535
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 6.78%, 07/20/28(g)(h)	1,251,395
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 6.950%), 9.25%, 07/19/28(g)(h)	1,494,486
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 8.68%, 10/20/29(g)(h)	4,379,113

94

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$4,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 0.00%, 10/20/29(g)(i)(k)	$2,836,662
6,375,000	York CLO-3 Ltd., Series 2018-1A, Class SUB, 0.00%, 10/22/31(g)(k)	4,520,000
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.940%), 9.22%, 01/20/30(g)(h)	999,775
		127,309,297
Other Asset-Backed Securities — 0.7%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.35%, 07/15/26(g)(h)	2,705,485
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 9.44%, 10/15/28(g)(h)	1,000,798
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class DR2, (3 mo. LIBOR US + 5.100%), 7.40%, 07/15/27(g)(h)	1,941,508
3,594,302	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(g)(k)	453,362
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 7.53%, 04/22/27(g)(h)	1,972,906
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(g)(k)	10,230,453
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 9.03%, 10/21/28(g)(h)	3,259,006
1,750,000	HPS Loan Management Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 6.500%), 8.78%, 01/20/28(g)(h)	1,670,625
750,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(g)(k)	407,167
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 7.78%, 04/20/26(g)(h)	2,000,016
1,000,000	OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.150%), 9.43%, 01/20/29(g)(h)	1,000,140
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 10.38%, 04/20/31(g)(h)	6,711,722
Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,000,000	Westcott Park CLO Ltd., (3 mo. LIBOR US + 3.250%), 5.53%, 07/20/28(g)(h)	$994,623
500,000	Westcott Park CLO Ltd., (3 mo. LIBOR US + 6.400%), 8.68%, 07/20/28(g)(h)	499,737
		34,847,548
		162,156,845
UNITED STATES — 10.8%
Collateralized Loan Obligations — 0.2%
3,910,214	Ari Investments LLC, 5.26%, 01/06/25(b)	3,910,214
3,069,254	CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.51%, 05/15/36(h)	2,980,564
1,500,000	RMF Buyout Issuance Trust, Series 2019-1, Class M5, 6.00%, 07/25/29(g)(k)	1,466,208
		8,356,986
Other Asset-Backed Securities — 10.6%
5,070,632	Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(g)	5,202,964
1,447,279	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(b)(g)(k)	651,276
2,672,517	Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(g)	2,695,819
775,743	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(b)(g)	449,931
7,346,671	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(b)(g)(k)	7,354,018
1,836,579	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 0.00%, 08/25/58(b)(g)(k)	1,028,484
1,312,500	Ajax Mortgage Loan Trust, Series 2018-E, Class B, 5.25%, 06/25/58(g)(k)	1,347,883
3,324,262	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.00%, 06/25/58(b)(g)(k)	995,949
1,498,613	Ajax Mortgage Loan Trust, Series 2018-F, Class B, 5.25%, 11/25/58(b)(g)(k)	1,481,829
3,635,687	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 0.00%, 11/25/58(b)(g)	1,766,944

95

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$19,813,075	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(b)(g)(k)	$19,858,645
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(b)(g)(k)	2,067,030
5,374,214	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.00%, 06/25/57(b)(g)	5,011,992
20,767,556	Ajax Mortgage Loan Trust, Series 2019-A, Class-A, 3.75%, 08/25/57(g)(k)	20,753,478
2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class-B, 5.25%, 08/25/57(b)(g)(k)	2,405,410
6,127,642	Ajax Mortgage Loan Trust, Series 2019-A, Class-C, 0.00%, 08/25/57(g)	5,055,889
21,173,761	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(g)(k)	21,224,989
2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(g)(k)	2,058,917
5,386,224	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.00%, 01/25/59(g)(i)	4,344,528
7,382,563	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(g)(k)	7,376,242
11,581,768	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.75%, 05/25/35(h)	11,016,535
4,740,999	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 2.73%, 01/25/36(h)	3,496,310
6,013,412	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 2.69%, 01/25/36(h)	3,781,302
5,740,000	Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(k)	4,472,256
5,000,000	Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.58%, 12/10/25(k)	3,050,248
11,041,064	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 3.24%, 05/28/39(g)(h)	9,551,630
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,437,931	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.54%, 05/28/39(g)(h)	$2,047,477
3,913,597	Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.24%, 02/28/40(g)(h)	3,754,623
5,042,629	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 3.17%, 12/28/40(g)(h)	4,577,260
1,827,821	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.95%, 12/25/35(h)	2,129,344
2,951,529	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 2.62%, 03/25/36(h)	658,349
2,951,529	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 2.62%, 03/25/36(h)	658,349
5,626,719	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 2.41%, 12/25/36(h)	5,933,437
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(k)	1,315,807
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(k)	1,204,259
2,534,740	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(k)	945,382
5,530,019	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, (1 mo. LIBOR US + 0.150%), 2.42%, 04/25/36(h)	5,360,910
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 2.69%, 02/25/37(h)	4,129,460

96

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.49%, 10/25/36(h)	$8,558,892
11,246,378	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(k)	4,933,353
14,163,848	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	5,905,538
3,008,521	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(k)	2,985,488
2,793,595	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(k)	2,703,356
3,870,351	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(k)	2,738,865
2,980,041	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(k)	2,037,740
4,543,097	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	4,604,788
830,411	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.43%, 09/25/46(h)	819,428
1,034,307	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A4, 5.93%, 07/25/34(k)	1,045,519
1,563,643	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.63%, 12/15/33(g)(h)	1,483,701
1,207,630	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 2.57%, 02/15/30(g)(h)	1,117,248
984,540	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.52%, 05/15/35(g)(h)	899,265
1,436,431	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.57%, 12/15/35(g)(h)	1,392,260
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,879,000	Finance of America Structured Securities Trust, Series 2019-HB1, Class M5, 6.00%, 04/25/29(g)(k)	$6,553,550
3,325,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M4, 5.23%, 09/25/28(b)(g)(k)	3,366,563
4,000,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(b)(g)(k)	3,970,800
2,527,540	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class-M1, (1 mo. LIBOR US + 1.800%), 4.20%, 10/25/33(h)	2,548,424
10,263,465	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.120%), 2.39%, 10/25/36(h)	8,359,149
4,946,990	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 2.94%, 03/25/36(h)	3,790,530
9,456,128	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 2.52%, 07/25/36(h)	4,877,749
4,331,610	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.67%, 01/25/36(h)	2,553,294
4,760,775	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 2.42%, 03/25/37(h)	3,127,295
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR US + 0.410%), 2.68%, 11/25/35(h)	1,386,778
1,366,802	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 2.90%, 02/25/36(h)	1,354,961
849,883	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 2.58%, 11/25/36(h)	832,321
7,001,987	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(k)	5,436,521
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 2.62%, 12/25/35(h)	1,055,503

97

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$11,133,049	GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.06%, 03/25/36(k)	$9,622,011
11,177,455	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR US + 0.180%), 2.45%, 03/25/36(h)	5,440,054
9,084,472	GSAA Home Equity Trust, Series 2007-9, Class A3A, 7.00%, 08/25/47	4,646,680
527,822	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(k)	340,903
20,691,027	GSAMP Trust, Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.140%), 2.41%, 11/25/36(h)	12,095,339
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.250%), 4.52%, 02/25/47(h)	3,687,857
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.42%, 05/25/37(h)	3,641,129
5,534,597	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.92%, 12/25/36	2,913,046
1,050,000	Invitation Homes Trust, Series 2017-SFR2, Class D, (1 mo. LIBOR US + 1.800%), 4.11%, 12/17/36(g)(h)	1,051,034
1,880,584	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(g)	1,859,553
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, (1 mo. LIBOR US + 0.270%), 2.54%, 05/25/36(h)	3,724,745
9,508,360	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, STEP, 3.75%, 01/25/59(g)	9,571,425
13,336,029	Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(g)(k)	13,374,268
10,817,252	Legacy Mortgage Asset Trust, Series 2019-SL2, Class A, 3.38%, 02/25/59(b)(g)(k)	10,492,735
2,158,120	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(g)	358,895
1,900,000	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(g)(k)	1,425,000
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$344,108	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 2.36%, 06/25/37(g)(h)	$249,501
10,428,266	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.57%, 06/25/37(g)(h)	7,792,594
7,081,520	Lehman ABS Mortgage Loan Trust,Series 2007-1,Class 2A2, (1 mo. LIBOR US + 0.200%), 2.47%, 06/25/37(g)(h)	5,572,152
1,173,973	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.38%, 11/25/36(h)	515,755
16,193,443	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.43%, 11/25/36(h)	7,190,365
3,182,866	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.49%, 11/25/36(h)	1,431,128
6,105,478	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.43%, 10/25/36(h)	2,450,768
3,734,311	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.52%, 03/25/32(h)	3,795,117
4,326,509	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 2.59%, 03/25/36(h)	728,043
3,209,530	Merit Securities Corp., Series 13, Class M2, STEP, 7.95%, 12/28/33	2,752,118
10,719,293	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 2.52%, 10/25/37(h)	4,365,213
1,394,062	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 2.51%, 06/25/36(h)	977,740
7,462,887	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.40%, 11/25/36(h)	4,531,994
7,407,825	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, (1 mo. LIBOR US + 0.140%), 2.41%, 05/25/37(h)	5,768,766

98

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,960,350	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 2.63%, 02/25/36(h)	$4,920,662
5,109,811	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,171,253
2,159,054	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, STEP, (1 mo. LIBOR US + 0.300%), 2.57%, 03/25/36(h)	2,178,011
3,200,000	Nationstar HECM Loan Trust, Series 2018-2A, Class M4, 5.06%, 07/25/28(b)(g)(k)	3,253,984
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR US + 0.300%), 2.57%, 03/25/37(h)	6,780,962
5,668,092	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.450%), 2.72%, 12/25/35(h)	3,401,200
2,439,844	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.67%, 10/25/36(g)(h)	2,287,040
2,290,335	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	2,215,008
10,376,845	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(k)	4,503,937
8,576,285	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(k)	2,059,924
5,950,110	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(k)	1,592,333
6,799,285	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(k)	2,036,988
809,561	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(k)	620,172
3,824,422	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(k)	3,785,130
1,126,184	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(k)	1,207,198
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(g)	3,042,430
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(g)	$4,150,575
3,473,387	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/25/37	3,528,973
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 5.25%, 07/25/35	2,517,609
917,271	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(g)	923,502
4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 2.56%, 06/25/36(h)	3,583,751
3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.580%), 2.85%, 11/25/35(h)	3,034,316
2,439,752	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 2.53%, 07/25/36(h)	2,423,817
4,820,670	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 2.59%, 09/25/36(h)	2,347,354
8,621,120	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 2.56%, 01/25/47(h)	6,295,559
7,814,818	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.46%, 11/25/36(g)(h)	4,560,873
6,878,659	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2B, (1 mo. LIBOR US + 0.120%), 2.39%, 11/25/36(h)	2,650,542
3,167,364	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 2.54%, 02/25/37(h)	2,308,768
11,596,007	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR US + 0.250%), 2.52%, 07/25/36(h)	6,466,882

99

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,185,875	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 2.72%, 11/25/35(h)	$2,374,169
4,478,386	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.500%), 2.77%, 07/25/35(h)	2,588,199
1,886,116	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 2.71%, 02/25/37(h)	1,130,943
10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class A2, 4.25%, 11/25/58(g)(k)	10,292,214
10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(g)(k)	10,304,475
9,317,954	Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, STEP, 3.97%, 02/25/49(g)	9,354,420
14,622,997	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, STEP, 3.97%, 03/25/49(g)	14,714,309
9,990,364	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.67%, 06/25/37(g)(h)	4,185,484
		549,812,928
		558,169,914
Total Asset-Backed Securities (Cost $766,619,144)		720,326,759
NON-AGENCY MORTGAGE-BACKED SECURITIES — 11.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.1%
831,708	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 4.43%, 07/25/35(k)	805,138
2,278,613	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.16%, 03/25/37(k)	1,968,277
2,306,660	Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57(b)(g)	2,304,123
1,163,012	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 02/26/57(b)(g)	325,643
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,128,073	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.47%, 09/25/46(h)	$2,020,777
1,944,812	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	1,761,698
10,973,168	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class-A1, 3.63%, 03/25/49(g)(k)	11,103,848
12,159,714	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 4.22%, 07/31/57(g)(k)	4,572,053
2,226,796	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 2.67%, 01/25/37(h)	1,794,872
319,137	Banc of America Funding Corp., Series 2005-F, Class 6A1, 4.11%, 09/20/35(k)	313,870
724,072	Banc of America Funding Corp., Series 2006-A, Class 3A2, 4.33%, 02/20/36(k)	698,748
700,750	Banc of America Funding Corp., Series 2006-E, Class 2A1, 4.66%, 06/20/36(k)	693,534
2,034,352	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	2,019,105
3,223,245	Banc of America Funding Corp., Series 2015-R3, Class 1A2, 2.89%, 03/27/36(g)(k)	2,629,820
701,695	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 4.40%, 10/25/35(k)	704,386
3,966,795	BCAP LLC, Series 2012-RR3, Class 1A5, 6.62%, 12/26/37(g)(k)	3,733,753
1,761,467	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.16%, 02/25/36(k)	1,666,133
444,456	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 4.25%, 08/25/35(k)	390,963
515,309	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.38%, 05/25/47(k)	484,438
1,997,535	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 2.71%, 04/25/36(h)	2,301,757
4,275,292	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 2.59%, 11/25/36(h)	4,573,053

100

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,157,805	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.55%, 08/25/36(h)	$2,152,016
1,526,388	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 2.57%, 11/25/36(h)	1,475,811
2,373,044	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, 5.76%, 07/25/39(g)(k)	1,937,467
5,064,468	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	3,710,549
2,103,525	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(g)(k)	2,090,494
2,439,885	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.67%, 08/25/35(h)	2,070,978
8,790,258	CIM Trust, Series 2019-INV1, Class A1, 4.00%, 02/25/49(g)(k)	8,957,182
3,914,653	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	3,509,746
3,942,239	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	3,413,848
318,143	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 4.81%, 05/25/35(k)	322,533
279,747	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 4.55%, 06/25/36(k)	271,028
4,255,025	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(g)	3,393,390
555,409	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	530,256
1,209,292	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.57%, 08/25/35(h)	1,183,073
8,116,819	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 3.10%, 11/25/35(h)	1,485,401
812,897	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 4.10%, 12/25/35(k)	741,267
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$116,396	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.51%, 12/25/35(h)	$112,478
9,104,880	Countrywide Alternative Loan Trust, Series 2005-76, Class 1A2, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.51%, 01/25/36(h)	7,271,371
1,783,942	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 2.72%, 05/25/35(h)	1,638,420
1,034,991	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	884,264
3,660,107	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 2.62%, 05/25/36(h)	2,205,502
2,203,366	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,652,188
4,399,747	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	3,186,112
1,498,598	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 2.62%, 08/01/36(h)	937,161
1,498,598	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 4.75%, 08/01/36(h)	383,436
1,544,845	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/01/36	1,272,841
1,553,574	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 2.67%, 03/25/36(h)	804,127
4,363,864	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	3,178,140
1,708,257	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,416,176
1,236,935	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,074,618
1,534,036	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,259,710

101

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,507,694	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	$2,880,428
216,863	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	202,745
615,260	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 2.67%, 05/25/36(h)	517,360
3,804,981	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,599,932
3,205,497	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.64%, 11/20/46(h)	2,286,872
6,438,990	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 4.24%, 11/25/46(h)	5,698,574
3,400,773	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 2.46%, 11/25/46(h)	3,045,861
4,357,447	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 3.36%, 11/25/46(h)	3,963,540
4,855,127	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.46%, 03/20/47(h)	4,194,402
1,105,323	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.48%, 05/25/36(h)	985,759
5,821,732	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 2.48%, 07/25/46(h)	5,360,278
9,702,119	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.46%, 07/25/46(h)	9,429,229
5,073,109	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 2.50%, 03/25/36(h)	4,277,368
4,100,898	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 2.45%, 04/25/46(h)	3,529,419
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,480,841	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	$1,770,219
2,498,812	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,834,701
1,276,947	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,026,788
5,068,461	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	3,386,684
4,738,388	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	3,438,479
1,176,861	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	801,081
707,382	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.38%, 11/25/36	751,341
11,479,270	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 3.35%, 03/25/47(h)	9,814,291
729,611	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 2.45%, 04/25/47(h)	255,972
2,465,185	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.51%, 08/25/47(h)	1,925,101
1,972,058	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,533,456
1,655,310	Countrywide Alternative Resecuritization, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,256,295
1,860,226	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.78%, 01/25/36(k)	1,764,913
537,484	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	522,636
361,119	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.81%, 03/20/36(k)	359,083

102

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$11,946,195	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.47%, 04/25/46(h)	$5,918,223
3,497,304	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.47%, 04/25/46(h)	3,316,344
960,356	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 2.69%, 07/25/36(g)(h)	915,308
2,290,603	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	1,839,941
10,799,130	Credit Suisse Mortgage Capital Certificates, Series 19-RPL4, Class A1, 3.83%, 08/26/58(g)	10,864,479
33,604	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	32,094
2,828,697	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	2,461,331
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(g)	3,980,513
27,958,786	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class A1, 4.10%, 09/27/66(g)(k)	28,075,318
10,290,979	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class B3, 0.00%, 09/27/66(g)(i)	8,532,477
4,552,831	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class PT2, 0.00%, 03/25/59(b)(g)(i)(k)	2,003,246
11,255,592	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 0.00%, 02/01/47(b)	10,974,202
3,011,803	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(k)	1,333,238
4,103,462	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 5.20%, 04/27/37(g)(k)	3,562,700
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 2.55%, 10/27/36(g)(h)	5,154,983
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$720,893	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.76%, 03/27/36(g)(h)	$715,659
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.76%, 03/27/36(g)(h)	9,276,561
6,622,861	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.62%, 11/25/35(h)	2,054,499
652,802	GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 4.07%, 11/19/35(k)	629,516
4,684,534	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.62%, 01/25/35(g)(h)	4,326,355
1,713,531	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.62%, 01/25/36(g)(h)	1,490,035
449,371	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.64%, 01/25/35(k)	461,582
109,820	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	245,905
4,394,490	GSR Mortgage Loan Trust, Series 2006-5F, Class 2A5, 6.00%, 06/25/36	4,763,077
279,742	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	270,296
741,227	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.58%, 01/25/36(k)	733,358
70,026,376	GSR Mortgage Loan Trust, Series 2006-OA1, Class 1A1, (1 mo. LIBOR US + 0.220%), 2.49%, 08/25/46(h)	28,065,668
5,171,542	GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37	5,669,808
866,500	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	761,544
2,940,676	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.55%, 07/19/47(h)	2,682,980
5,000,000	Headlands Residential LLC, Series 2019-RPL1, Class NOTE, STEP, 3.97%, 06/25/24(g)	4,985,955

103

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$870,672	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 4.06%, 04/25/37(k)	$783,405
32,688,730	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.27%, 07/25/47(k)	1,150,964
4,375,779	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 4.34%, 01/25/37(k)	4,162,009
3,109,966	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR US + 0.270%), 2.54%, 06/25/37(h)	2,982,417
7,489,366	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	4,459,654
924,120	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 2.42%, 03/25/37(h)	1,351,020
2,320,477	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.62%, 10/25/37(k)	1,776,885
143,373	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	149,172
3,630,120	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.42%, 12/25/37(h)	3,440,086
11,200,377	LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 4.10%, 03/01/24(g)(h)	11,227,304
5,941,519	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	3,489,827
7,774,237	MASTR Asset Securitization Trust, Series 2007-2, Class A2, 6.25%, 01/25/38	6,459,268
3,480,633	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(g)	3,534,284
2,004,424	MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.84%, 08/25/37(g)(k)	1,307,701
2,343,201	MCM Capital LLC Trust, Series 2018-NPL1, Class A, 4.00%, 05/28/58(b)(g)	2,345,310
2,901,310	MCM Capital LLC Trust, Series 2018-NPL1, Class B, 0.00%, 05/28/58(b)(g)	406,183
13,322,759	MCM Capital LLC Trust, Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)	2,941,665
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,504,356	MCM Trust 2018-Npl2, 4.00%, 10/25/28(b)	$13,530,014
3,924,139	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.48%, 04/25/37(h)	3,436,162
1,792,801	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.56%, 05/25/36(k)	1,633,611
750,295	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	638,646
6,319,921	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 3.15%, 05/26/37(g)	5,246,904
2,000,411	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 2.56%, 07/26/45(g)(h)	1,894,310
9,328,922	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(g)(k)	9,668,398
9,642,922	New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, STEP, 4.33%, 02/26/24(g)	9,658,678
4,707,519	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(g)	4,005,405
2,063,514	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(g)	1,682,933
895,662	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	851,449
152,998	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	152,945
3,516,124	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 5.11%, 08/25/36(k)	2,864,736
11,207,551	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(g)(i)	976,249
19,172,916	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.52%, 07/25/56(g)(k)	2,305,068
4,895,450	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.71%, 11/25/57(k)	1,998,918
9,196,904	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 1.74%, 08/25/57(g)(k)	3,020,155
2,219,441	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 4.18%, 05/25/35(k)	1,962,421

104

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,252,735	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.08%, 04/25/36(k)	$2,720,640
4,298,901	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 2.49%, 05/25/46(h)	2,430,692
2,481,250	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 2.45%, 09/25/47(h)	2,380,785
3,865,164	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.62%, 06/25/35(g)(h)	3,449,857
1,127,220	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 4.71%, 04/25/37(k)	944,391
397,774	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 4.87%, 04/25/37(k)	322,950
889,862	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 3.44%, 06/25/47(h)	795,601
31,124,837	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.24%, 02/25/38(g)(k)	11,513,746
1,953,072	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 6.10%, 04/26/37(g)(h)	1,916,705
4,555,777	WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.980%), 3.49%, 07/25/46(h)	4,424,653
10,683,008	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.250%), 2.39%, 05/25/47(h)	10,048,016
1,341,722	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,283,565
4,591,121	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	1,932,331
6,658,171	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	5,885,204
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,250,511	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.59%, 07/25/37(k)	$1,131,686
3,145,976	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 3.28%, 05/25/47(h)	2,987,683
1,825,140	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.47%, 08/25/46(h)	1,366,960
10,939,635	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 4.41%, 03/25/37(h)	1,343,809
313,941	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 4.88%, 04/25/36(k)	315,234
3,266,512	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.77%, 03/25/38(k)	2,852,100
		524,438,338
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
7,544,922	Bayview Commercial Asset Trust 2006-1A, Class A1, (1 mo. LIBOR US + 0.270%), 2.54%, 04/25/36(g)(h)	7,255,971
1,453,595	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 2.74%, 01/25/36(g)(h)	1,380,731
1,240,046	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR US + 0.500%), 2.77%, 01/25/36(g)(h)	1,176,512
1,942,031	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR US + 0.870%), 3.14%, 07/25/36(g)(h)	1,888,934
9,829,827	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.72%, 09/25/37(g)(h)	9,345,896
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 3.77%, 10/25/37(g)(h)	5,198,496

105

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.77%, 12/25/37(g)(h)	$8,690,271
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 2.69%, 12/25/36(g)(h)	4,210,742
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 9.01%, 04/25/46(g)(k)	4,123,386
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(g)(k)	2,877,864
3,997,430	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(g)(k)	4,117,799
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(g)(k)	1,015,957
1,889,129	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(g)(k)	1,925,162
2,803,865	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(g)(k)	2,859,117
3,081,268	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(g)(k)	3,136,581
1,590,845	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(g)(k)	1,620,655
3,827,971	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.79%, 03/25/49(g)(k)	3,819,938
		64,644,012
Total Non-Agency Mortgage-Backed Securities (Cost $588,780,571)		589,082,350
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 8.02%, 07/25/29(h)	7,323,474
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 7.22%, 07/25/29(h)	5,409,954
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,371,211	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 12.27%, 07/25/29(h)	$1,523,008
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 5.42%, 07/25/30(h)	3,012,502
2,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-SPI2, Class M2, 3.82%, 05/25/48(g)(k)	1,917,132
Total U.S. Government Sponsored Agency Mortgage-Backed Securities
(Cost $17,184,365)		19,186,070
U.S. GOVERNMENT AGENCIES — 54.9%
Federal Home Loan Bank — 54.9%
157,000,000	2.14%, 08/22/11(l)	156,807,675
150,000,000	2.19%, 08/26/11(l)	149,781,251
100,000,000	2.15%, 09/12/11(l)	99,752,667
218,000,000	2.16%, 09/16/11(l)	217,409,462
130,000,000	2.13%, 09/23/11(l)	129,594,256
110,000,000	2.20%, 08/20/15(l)	109,878,084
145,000,000	2.15%, 09/11/15(l)	144,649,906
103,000,000	2.14%, 09/17/15(l)	102,714,919
14,000,000	2.05%, 09/18/15(l)	13,960,427
123,000,000	2.14%, 10/01/15(l)	122,562,325
98,000,000	2.15%, 08/01/19(l)	98,000,000
37,000,000	2.15%, 08/01/19(l)	37,000,000
117,000,000	2.28%, 08/02/19(l)	116,993,175
3,000,000	2.43%, 08/05/19(l)	2,999,300
145,000,000	2.22%, 08/09/19(l)	144,932,333
31,000,000	2.21%, 08/12/19(l)	30,980,108
20,000,000	2.19%, 08/14/19(l)	19,984,833
100,000,000	2.32%, 08/15/19(l)	99,918,333
52,000,000	2.22%, 08/16/19(l)	51,954,500
85,000,000	2.22%, 08/21/19(l)	84,900,833
118,000,000	2.18%, 08/23/19(l)	117,848,567
100,000,000	2.14%, 08/27/19(l)	99,848,333
126,000,000	2.25%, 08/28/19(l)	125,801,550
120,000,000	2.15%, 09/05/19(l)	119,752,667
100,000,000	2.20%, 09/06/19(l)	99,788,000
100,000,000	2.18%, 09/10/19(l)	99,764,444
167,000,000	2.14%, 09/19/19(l)	166,518,111
87,000,000	2.13%, 09/20/19(l)	86,743,834
Total U.S. Government Agencies (Cost $2,850,753,097)		2,850,839,893

106

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 3.0%
U.S. Treasury Bills — 2.7%
$112,000,000	2.24%, 08/06/19(l)	$111,968,746
20,000,000	2.43%, 08/08/19(l)	19,992,400
10,000,000	2.46%, 11/07/19(l)	9,944,460
		141,905,606
U.S. Treasury Notes — 0.3%
12,350,000	2.05%, 05/15/29(l)	12,735,938
3,100,000	2.88%, 05/15/49(l)	3,325,355
		16,061,293
Total U.S. Government Securities (Cost $157,884,167)		157,966,899

Shares
CASH SWEEP — 2.2%
UNITED STATES — 2.2%
112,587,894	Citibank - US Dollars on Deposit in Custody Account,0.12%(m)	112,587,894
Total Cash Sweep (Cost $112,587,894)		112,587,894
TOTAL INVESTMENTS — 94.4% (Cost $4,970,379,892)		4,904,276,995
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.6%		292,933,377
NET ASSETS — 100.0%		$5,197,210,372

(a)	Variable rate security. Rate shown is the rate in effect as of July 31, 2019.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $129,118,703, which is 2.48% of net assets.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (c) above.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.
(f)	Principal amount denoted in Euros.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $740,379,148, which is 14.25% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(h)	Floating rate security. Rate shown is the rate in effect as of July 31, 2019.
(i)	Zero coupon bond. The rate represents the yield at time of purchase.
(j)	Principal amount denoted in British Pounds.
(k)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.
(l)	The rate represents the annualized yield at time of purchase.
(m)	The rate shown represents the current yield as of July 31, 2019.

107

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value
Options Written
VanEck Vectors Gold Miners ETF	Call	SG Cowen Securities Corp.	29	75,000	08/16/2019	$217,500	$(750,000)
S&P 500 Index	Put	SG Cowen Securities Corp.	3,100	2,000	08/30/2019	620,000	(620,000)
Russell 2000 Index	Put	SG Cowen Securities Corp.	1,640	4,000	08/09/2019	656,000	(420,000)

Total Options Written							$(1,790,000)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value
Structured Options

Equity Options
Euro STOXX 50 Index	Call	Bank of America N.A.	3,600.00	140,450	09/20/2019	516,154	$1,684,573
S&P 500 Index	Call	UBS AG	3,050.00	149,711	08/30/2019	450,001	3,089,381
NIKKEI 225 Index	Call	BNP Paribas SA	21,735.66	18,771	11/08/2019	400,000	8,237,766
iShares FTSE Xinhua China 25 Index	Call	Citibank N.A.	44.90	8,998,167	08/30/2019	400,000	80,984
iShares FTSE Xinhua China 25 Index	Call	UBS AG	45.00	9,567,089	08/16/2019	400,000	58,359
Euro STOXX Bank Index	Call	BNP Paribas SA	97.22	3,895,902	08/29/2019	375,000	7,211,533
S&P 500 Index	Call	UBS AG	3,075.00	119,782	10/31/2019	360,000	4,378,825
Euro STOXX 50 Index	Call	Citibank N.A.	3,099.12	97,770	12/18/2019	300,000	37,078,620
UKX Index	Call	JPMorgan Chase Bank, N.A.	3,625.00	85,162	10/18/2019	300,000	797,547
S&P 500 Index	Call	UBS AG	61.00	3,721,161	09/30/2019	225,000	9,872,984
KRE UP Equity	Call	JPMorgan Chase Bank, N.A.	52.22	3,906,601	09/30/2019	200,000	15,076,745
NKY Index	Call	JPMorgan Chase Bank, N.A.	21,852.05	9,244	09/30/2019	200,000	6,222,852
iShares MSCI Emerging Markets	Call	UBS AG	43.86	4,534,884	12/20/2019	195,000	3,469,640
S&P 500 Index	Put	Barclays Bank Plc	2,825.00	(66,611)	08/26/2019	188,176	72,606
iShares MSCI EAFE ETF	Call	Citibank N.A.	65.43	3,087,082	10/30/2019	188,000	3,768,710
iShares MSCI EAFE ETF	Call	Credit Suisse International	66.47	2,301,673	09/20/2019	153,000	792,006
S&P 500 Index	Call	Goldman Sachs International	3,040.00	49,837	09/30/2019	151,504	1,774,633
UKX Index	Call	JPMorgan Chase Bank, N.A.	7,500.00	20,316	08/16/2019	150,000	1,728,504
iShares MSCI Emerging Markets	Call	Societe Generale	44.00	2,341,920	09/20/2019	89,000	809,133
S&P 500 Index	Call	JPMorgan Chase Bank, N.A.	2,931.91	25,836	09/20/2019	75,000	2,406,326
Euro STOXX 50 Dividend Index	Put	UBS AG	110.00	327,225	12/20/2019	36,000	43
Euro STOXX 50 Dividend Index	Put	BNP Paribas SA	115.00	660,000	12/20/2019	6,600	12
S&P 500 Index	Call	Credit Suisse International	3,050.00	66,700	12/20/2019	5,143	4,615,649
S&P 500 Index	Call	Credit Suisse International	3,025.00	66,500	09/30/2019	3,654	2,724,062
Euro STOXX 50 Index	Call	Goldman Sachs International	3,625.00	84,841	10/18/2019	3,624	1,460,925
NKY Index	Call	BNP Paribas SA	22,500.00	18,389	09/13/2019	2,562	1,292,978
Euro STOXX 50 Index	Put	BNP Paribas SA	11.22	3,564,300	09/20/2019	1,150	4,660,679
Euro STOXX 50 Index	Call	Bank of America N.A.	3,575.00	89,500	08/16/2019	1,000	237,080
							123,603,155
Euro STOXX 50 Index	Call	Bank of America N.A.	3,675.00	(140,450)	09/20/2019	505,620	(475,023)
S&P 500 Index	Put	UBS AG	3,000.00	(49,904)	08/30/2019	450,001	(814,562)
iShares FTSE Xinhua China 25 Index	Call	Citibank N.A.	46.23	(8,998,167)	08/30/2019	400,000	(21,596)
NIKKEI 225 Index	Call	BNP Paribas SA	23,440.41	(18,771)	11/08/2019	400,000	(921,053)
iShares FTSE Xinhua China 25 Index	Put	Citibank N.A.	44.45	(2,249,542)	08/30/2019	400,000	(1,580,528)
Euro STOXX Bank Index	Put	BNP Paribas SA	96.26	(779,180)	08/29/2019	375,000	(5,001,011)
Euro STOXX Bank Index	Call	BNP Paribas SA	102.99	(3,895,902)	08/29/2019	375,000	(8,012,702)
S&P 500 Index	Put	UBS AG	2,820.00	(39,927)	10/31/2019	360,000	(1,627,638)
S&P 500 Index	Call	UBS AG	3,150.00	(119,782)	10/31/2019	360,000	(1,677,247)
Euro STOXX 50 Index	Put	Citibank N.A.	2,884.33	(24,442)	12/18/2019	300,000	(404,249)
Euro STOXX 50 Index	Call	Citibank N.A.	3,252.54	(97,770)	12/18/2019	300,000	(24,625,194)
S&P 500 Index	Put	UBS AG	60.00	(1,240,387)	09/30/2019	225,000	(377,450)
S&P 500 Index	Call	UBS AG	64.00	(3,721,161)	09/30/2019	225,000	(3,852,890)
S&P 500 Index	Call	Barclays Bank Plc	3,050.00	66,611	08/26/2019	203,164	(609,491)
NKY Index	Call	JPMorgan Chase Bank, N.A.	23,799.26	(9,244)	09/30/2019	200,000	(1,940,000)
NIKKEI 225 Index	Put	BNP Paribas SA	20,243.99	(9,386)	11/08/2019	200,000	(2,626,424)
NKY Index	Put	JPMorgan Chase Bank, N.A.	20,121.19	(4,622)	09/30/2019	200,000	(2,830,000)
KRE UP Equity	Put	JPMorgan Chase Bank, N.A.	51.20	(976,650)	09/30/2019	200,000	(2,871,351)
108

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value
KRE UP Equity	Call	JPMorgan Chase Bank, N.A.	54.27	(3,906,601)	09/30/2019	200,000	(7,266,278)
iShares MSCI Emerging Markets	Call	UBS AG	46.44	(4,534,884)	12/20/2019	195,000	(917,860)
iShares MSCI Emerging Markets	Put	UBS AG	43.00	(1,511,627)	12/20/2019	195,000	(2,625,243)
iShares MSCI EAFE ETF	Put	Citibank N.A.	60.90	(3,087,082)	10/30/2019	188,000	(1,806,869)
iShares MSCI EAFE ETF	Put	Credit Suisse International	61.26	(2,301,673)	09/20/2019	153,000	(743,210)
S&P 500 Index	Put	Goldman Sachs International	3,010.00	(49,837)	09/30/2019	150,009	(1,856,041)
UKX Index	Put	JPMorgan Chase Bank, N.A.	3,525.00	(28,387)	10/18/2019	100,000	(1,429,162)
iShares MSCI Emerging Markets	Put	Societe Generale	39.00	(2,341,920)	09/20/2019	89,000	(484,309)
S&P 500 Index	Call	JPMorgan Chase Bank, N.A.	20.00	(1,000,000)	12/20/2019	7,400	(6,410,980)
S&P 500 Index	Put	Credit Suisse International	3,000.00	(66,700)	12/20/2019	4,130	(4,222,985)
Euro STOXX 50 Index	Put	BNP Paribas SA	11.22	(3,564,300)	09/20/2019	3,135	(1,727,260)
Euro STOXX 50 Index	Put	Goldman Sachs International	3,625.00	(42,420)	10/18/2019	1,612	(1,927,141)
NKY Index	Call	BNP Paribas SA	23,000.00	(18,389)	09/13/2019	919	(421,294)
SPX Index	Put	JPMorgan Chase Bank, N.A.	18.00	(500,000)	12/20/2019	500	(2,716,823)
S&P 500 Index	Put	Credit Suisse International	3,000.00	(66,500)	09/30/2019	340	(1,546,662)
							(96,370,526)
							27,232,629
Foreign Currency Options
XAU/USD Foreign Exchange Rate	Call	UBS AG	1,465.00	328,000	09/20/2019	328,000	$3,877,282
EUR/USD Foreign Exchange Rate	Put	Citibank N.A.	1.15	200,000,000	09/20/2019	200,000	308,600
CHF/BRL Foreign Exchange Rate	Put	JPMorgan Chase Bank, N.A.	3.30	250,000,000	03/11/2020	50,000	3,950,028
							8,135,910
XAU/USD Foreign Exchange Rate	Call	UBS AG	1,540.00	(328,000)	09/20/2019	328,000	(1,216,840)
CHF/BRL Foreign Exchange Rate	Call	JPMorgan Chase Bank, N.A.	4.00	(50,000,000)	03/11/2020	50,000	(5,709,969)
							(6,926,809)
							1,209,101
Total Structured Options (Premium paid $44,569,163)							$28,441,730

Reference Entity		Counterparty	Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Commodity Basket Swap
Macquarie Custom Basket Index		Macquarie Bank Limited	02/18/2020	25,521	(21,151)	—	$(21,151)
Macquarie Bank Ltd. receiving total return of the Macquarie Custom Basket MQCP275 Index over the initial equity level of 331.2573 and paying fixed interest rate of 0.15% with monthly payments until expiration

Total Commodity Basket Swap							$(21,151)

The following table represents the individual long positions and related values of Indices underlying the Commodity Swap with Macquarie Bank Limited, as of period end, termination date 02/18/20:

Reference Entity - Long:
Indexes	Notional Amount (000)	Value	% of Basket Value
S&P GSCI Brent Crude Official Close Index ER	10,208	(8,460)	40%
S&P GSCI Gold Official Close Index ER	5,105	(4,231)	20%
S&P GSCI Aluminum Official Close Index ER	2,552	(2,115)	10%
S&P GSCI Copper Official Close Index ER	2,552	(2,115)	10%
S&P GSCI Nickel Official Close Index ER	2,552	(2,115)	10%
S&P GSCI Zinc Official Close Index ER	2,552	(2,115)	10%
Total Reference Entity - Long	25,521	(21,151)	100%
109

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Reference Entity	Variance/ Volatility Strike Prices	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Variance/Volatility Swaps
BXIIC 10T	10.90	Barclays Bank Plc	07/31/2019	500	*	$114,679	—	$114,679
BNP Paribas receiving variance of the Barclays Bank Plc over the target volatility of 10.9 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 10.9 at expiration date
NASDAQ 100 Index	27.80	JPMorgan Chase Bank, N.A	09/20/2019	500	*	3,782,159	—	3,782,159
JPMorgan Chase Bank N.A. receiving an amount if the volatility of NASDAQ 100 Index is over 27.8 and paying an amount if the volatility of NASDAQ 100 Index is under 27.8 at expiration date
KOSPI 200 Index	19.25	BNP Paribas SA	12/12/2019	500	*	1,974,060	—	1,974,060
BNP Paribas receiving an amount if the volatility of the Korea KOSPI 200 Index over the volatility strike price of 19.25 and paying an amount if the volatility of Korea KOSPI 200 Index is under 19.25 at expiration date
NKY 225/S&P Index	18.20/17.15	UBS AG	12/13/2019	2,000	*	2,919,234	—	2,919,234
UBS AG receiving an amount if the volatility of Nikkei 225 Index is over 18.20 and paying an amount if the volatility of S&P 500 Index is under 17.15 at expiration date
NK4 225/S&P/ASX	18.30/15.80	UBS AG	12/13/2019	800	*	2,009,512	—	2,009,512
UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 18.30/15.80 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date
NK4 225/S&P/ASX	18.90/16.50	UBS AG	12/13/2019	500	*	1,226,031	—	1,226,031
UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 18.90/16.50 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date
AUD/USD/S&P/ASX	10.95/17.75	UBS AG	12/19/2019	1,000	*	2,215,230	—	2,215,230
UBS AG paying an amount if the volatility of AUD/USD foreign exchange rate is over 10.95 and receiving an amount if the volatility of S&P/ASX is under 17.75 at expiration date
110

Old Westbury Funds, Inc.
MULTI-ASSET OPPORTUNITIES FUND
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Reference Entity	Variance/ Volatility Strike Prices	Counterparty	Payment/ Expiration Date	Notional Amount (000)			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SPX 500 Index/KOSPI12 Index	15.40/18.40	Societe Generale	12/19/2019		1,000	*	$1,700,000	—	$1,700,000
Societe Generale receiving variance of the KOSPI2 Index over the target volatility of 15.40 and paying variance of the S&P 500 Index under the target volatility of 18.40 at expiration date
ASX 200 Index/S&P 500	18.75/10.95	Societe Generale	12/19/2019	AUD	705	*	1,351,983	—	1,351,983
Societe Generale receiving variance of the Index under the target volatility of 18.75 and paying variance of the Index over the target volatility of 10.95 at expiration date
AUD/JPY S&P/ASX 200 Index	10.90/17.45	UBS AG	12/19/2019		700	*	1,210,495	—	1,210,495
UBS AG paying an amount if the volatility of AUD/JPY foreign exchange rate is over 10.90 and receiving an amount if the volatility of S&P/ASX Index is under 17.45 at expiration date
S&P 500 Index	21.10	Societe Generale	12/20/2019		1,000	*	2,024,348	—	2,024,348
Societe Generale receiving variance of the S&P 500 Index over the target volatility of 21.10 and paying variance of the S&P 500 Index under the target volatility of 21.10 at expiration date
NKY 225/S&P 500 Index	18.20/17.15	Societe Generale	12/20/2019		1,000	*	1,910,000	—	1,910,000
Societe Generale paying an amount if the volatility of Nikkei 225 Index is over 18.20 and receiving an amount if the volatility of S&P 500 Index is under 17.15 at expiration date
S&P 500 Index	33.05	JPMorgan Chase Bank, N.A	12/20/2019		500	*	6,613,097	—	6,613,097
JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index under the target volatility of 33.05 and receiving variance of the S&P 500 Index over the target volatility of 33.05 at expiration date
NKY 225/S&P 500 Index	18.00/18.00	JPMorgan Chase Bank, N.A.	12/20/2019		500	*	1,381,327	—	1,381,327
JPMorgan Chase Bank N.A. receiving an amount if the volatility of Nikkei 225 Index is under 18.00 and paying an amount if the volatility of S&P 500 Index is over 18.00 at expiration date
NKY 225/S&P 500 Index	17.90/17.70	Societe Generale	12/20/2019		500	*	1,310,000	—	1,310,000
Societe Generale paying an amount if the volatility of Nikkei 225 Index is over 17.90 and receiving an amount if the volatility of S&P 500 Index is under 17.70 at expiration date
111

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Reference Entity	Variance/ Volatility Strike Prices	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
NASDAQ 100 Index	24.80/24.40	BNP Paribas SA	12/20/2019	500	*	$1,716,989	—	$1,716,989
BNP Paribas paying variance of the NASDAQ 100 Index under the target volatility of 24.80 and receiving variance of the NASDAQ 100 Index over the target volatility of 24.40 at expiration date
S&P 500 Index	19.90/19.90	BNP Paribas SA	12/20/2019	1,000	*	4,091,894	—	4,091,894
BNP Paribas receiving variance of the over the target volatility of 19.90 and paying variance of the S&P 500 Index under the target volatility of 19.90 at expiration date
S&P 500 Index	20.20/20.70	BNP Paribas SA	12/20/2019	1,000	*	875,146	—	875,146
BNP Paribas receiving variance of the S&P 500 Index over the target volatility of 20.20 and paying variance of the S&P 500 Index under the target volatility of 20.70 at expiration date
HSCEI Index/S&P 500 Index	25.45/16.85	Societe Generale	12/30/2019	3,920	*	3,347,370	—	3,347,370
Societe Generale receiving an amount if the volatility of HSCEI Index is over 25.45 and paying an amount if the volatility of S&P 500 Index is under 16.85 at expiration date
HSCEI Index	26.30	Societe Generale	12/30/2019	4,000	*	3,620,581	—	3,620,581
Societe Generale receiving variance of the HSCEI Index over the target volatility of 26.30 and paying variance of the HSCEI Index under the target volatility of 26.30 at expiration date
NKY 225/S&P 500 Index	17.90/17.20	Societe Generale	06/19/2020	1,000	*	1,320,000	—	1,320,000
Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 17.90 and paying an amount if the volatility of S&P 500 Index is over 17.20 at expiration date
								46,714,135
AUD/JPY	9.70	Citibank N.A.	04/21/2019	1,000	*	(999,177)	—	(999,177)
Citibank N.A. paying an amount if the volatility of AUD/JPY foreign exchange rate is over 9.70 and receiving an amount if the volatility of AUD/JPY foreign exchange rate is under 9.70 at expiration date
XAU/USD	12.70	JPMorgan Chase Bank, N.A.	12/06/2019	1,000	*	(1,339,636)	—	(1,339,636)
JPMorgan Chase Bank N.A. paying variance of the XAU/USD over the target volatility of 12.70 and receiving variance of the XAU/USD under the target volatility of 12.70 at expiration date
112

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Reference Entity	Variance/ Volatility Strike Prices	Counterparty	Payment/ Expiration Date	Notional Amount (000)			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
XAU/EUR	12.33	UBS AG	12/06/2019	EUR	500	*	(1,113,810)	—	(1,113,810)
UBS AG paying an amount if the volatility of XAU/EUR foreign exchange rate is over 12.33 and receiving an amount if the volatility of XAU/EUR is under 12.33 at expiration date
HSCEI /S&P 500 Index	21.70/17.00	Societe Generale	12/18/2019		1,000	*	(2,520,001)	—	(2,520,001)
Societe Generale paying an amount if the volatility of HSCEI Index is over 21.70 and receiving an amount if the volatility of SPX 500 Index is under 17.00 at expiration date
HSCEI /S&P 500 Index	21.70/17.55	Societe Generale	12/20/2019		1,000	*	(840,000)	—	(840,000)
Societe Generale paying an amount if the volatility of HSCEI Index is over 21.70 and receiving an amount if the volatility of S&P 500 Index is under 17.55 at expiration date
HSCEI /S&P 500 Index	21.30/16.85	Societe Generale	12/20/2019		1,000	*	(980,000)	—	(980,000)
Societe Generale paying an amount if the volatility of HSCEI Index is over 21.30 and receiving an amount if the volatility of S&P 500 Index is under 16.85 at expiration date
HSCEI /S&P 500 Index	23.25/18.35	Societe Generale	12/20/2019		500	*	(455,000)	—	(455,000)
Societe Generale paying an amount if the volatility of the HSCEI over the volatility strike price of 23.25 and receiving an amount if the volatility of S&P 500 Index is under 18.35 at expiration date
KOSPI 200 Index	17.25/17.25	Societe Generale	12/20/2019		500	*	(1,425,001)	—	(1,425,001)
Societe Generale paying variance of the KOSPI2 Index over the target volatility of 17.25 and receiving variance of the S&P 500 Index under the target volatility of 17.25 at expiration date
AUD/JPY	11.20	Goldman Sachs International	01/21/2020	AUD	1,250	*	(2,107,759)	—	(2,107,759)
Goldman Sachs International receiving an amount if the volatility of AUD/JPY foreign exchange rate is under 11.20 and paying an amount if the volatility of AUD/JPY foreign exchange rate is over 11.20 at expiration date
HSCEI /S&P 500 Index	21.35/16.40	Societe Generale	06/19/2020		1,000	*	(2,090,001)	—	(2,090,001)
Societe Generale receiving an amount if the volatility of HSCEI Index is under 21.35 and paying an amount if the volatility of S&P 500 Index is over 16.40 at expiration date
113

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Reference Entity	Variance/ Volatility Strike Prices	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BXIIC 10T	11.00	Barclays Bank Plc	07/27/2020	1,000	*	(545,455)	—	(545,455)
BNP Paribas receiving variance of the Shiller Barclays Cape US total return Index over the target volatility of 11.00 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 11.00 at expiration date
USD/CHF	8.35	JPMorgan Chase Bank, N.A.	12/08/2020	1,000	*	(2,128,901)	—	(2,128,901)
JPMorgan Chase Bank N.A. paying variance of the USD/CHF over the target volatility of 8.35 and receiving variance of the USD/CHF under the target volatility of 8.35 at expiration date
CHF/USD	8.30	Goldman Sachs International	12/14/2020	1,000	*	(2,173,399)	—	(2,173,399)
Goldman Sachs International receiving an amount if the volatility of CHF/USD foreign exchange rate is under 8.30 and paying an amount if the volatility of CHF/USD foreign exchange rate is over 8.30 at expiration date
HSCEI /S&P 500 Index	22.60/18.00	UBS AG	12/30/2020	1,000	*	(2,430,947)	—	(2,430,947)
UBS AG paying an amount if the volatility of HSCEI Index is over 22.60 and receiving an amount if the volatility of S&P 500 Index is under 18.00 at expiration date
USD/JPY	6.70	Citibank N.A.	04/15/2021	2,000	*	(1,185,800)	—	(1,185,800)
Citbank N.A. paying an amount if the volatility of USD/JPY foreign exchange rate is over 6.70 and receiving an amount if the volatility of USD/JPY foreign exchange rate is under 6.70 at expiration date
								(22,334,887)
Total Variance/Volatility Swaps								$24,379,248
*	Vega Notional
114

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Futures contracts outstanding at July 31, 2019:

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
Long Contracts:
Intercontinental Exchange Brent Crude Oil, July 2019	310	October 2019	$19,879,200	$286,300
Chicago Board of Trade, 5 Year U.S. Treasury Note	850	September 2019	100,465,750	(544,263)
Short Contracts:
Chicago Board of Trade U.S. Treasury Ultra Bond	175	September 2019	(30,647,938)	(425,500)
Chicago Mercantile Exchange NASDAQ 100 E-mini	630	September 2019	(100,387,700)	1,266,650

Total Futures Contracts				$583,187

Forward foreign currency exchange contracts outstanding at July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	6,129,000	EUR	5,000,000	JPMorgan Chase Bank N.A.	08/30/19	$579,918
EUR	5,000,000	USD	6,220,656	JPMorgan Chase Bank N.A.	08/30/19	(671,574)

Total Forward Foreign Currency Exchange Contracts						$(91,656)

The following abbreviations are used in the report:

AUD — Australian Dollar

BRL — Brazil Real

BRIIC — Shiller Barclay Cape U.S. Sector Return Index

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

HKD — Hong Kong Dollar

HSCEI — Hang Seng China Enterprise Index

JPY — Japanese Yen

KOSPI — Korean Composite Stock Index

KRE — SPDR S&P Registered Banking ETF

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International Index

NASDAQ — National Association of Securities Dealrs Automated Quotations Exchange

NKY — NIKKEI

PIK — Pay-in-Kind

REIT — Real Estate Investment Trust

SPX — S&P Index S&P

GSCI — Goldman Sachs Commodity Index

STEP — Step Coupon Bond

USD — U.S. Dollar

XAU — Gold

115

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	13.9%
Banks	0.1
Collateralized Mortgage Obligations	10.5
Commercial Mortgage-Backed Securities	1.2
Communication Services	0.3
Consumer Discretionary	0.2
Consumer Staples	0.4
Diversified Financials	1.0
Energy	0.4
Government Bonds	2.6
Health Care	0.3
Industrials	0.3
Materials	0.2
Real Estate	0.1
Telecommunication Services	0.3
U.S. Government Agencies and Securities	57.9
Utilities	0.2
Other*	10.1
100.0%

*	Includes cash and equivalents, closed-end funds, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
116

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2019
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 15.8%
Banks — 4.5%
$1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	$1,750,875
2,800,000	Banco Santander SA, 3.85%, 04/12/23	2,903,633
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	6,171,442
2,000,000	Bank of Montreal, 3.10%, 04/13/21	2,030,381
5,000,000	BNP Paribas SA, 2.95%, 05/23/22(a)	5,041,258
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	3,199,825
2,000,000	Capital One NA, 1.85%, 09/13/19	1,998,367
5,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	6,036,060
2,625,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22(b)	2,674,856
3,030,000	JPMorgan Chase & Co., 3.20%, 06/15/26	3,124,661
5,885,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(b)	6,427,888
2,980,000	KeyCorp. MTN, 2.90%, 09/15/20	2,999,736
5,000,000	Mizuho Financial Group, Inc., (3 mo. LIBOR US + 1.000%), 3.92%, 09/11/24(b)	5,237,643
4,400,000	Morgan Stanley, 3.88%, 04/29/24	4,647,586
4,500,000	Royal Bank of Canada, 3.35%, 10/22/21(a)	4,615,992
2,200,000	Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	2,200,624
2,000,000	Svenska Handelsbanken AB, 1.88%, 09/07/21	1,979,781
		63,040,608
Communication Services — 1.9%
3,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,200,563
2,600,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	2,651,042
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,161,442
5,720,000	Comcast Corp., 4.15%, 10/15/28	6,304,045
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	6,255,044
Principal Amount		Value
Communication Services (continued)
$5,930,000	Verizon Communications, Inc., 4.13%, 03/16/27	$6,445,564
		27,017,700
Consumer Discretionary — 0.8%
2,460,000	Carnival Corp., 3.95%, 10/15/20	2,504,599
5,000,000	Lowe’s Cos, Inc., 2.50%, 04/15/26	4,933,261
3,890,000	Walmart, Inc., 3.40%, 06/26/23	4,066,809
		11,504,669
Consumer Staples — 1.9%
5,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	5,273,450
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,873,767
5,000,000	Diageo Capital PLC, 2.63%, 04/29/23	5,044,595
4,000,000	Marriott International, Inc./MD, 3.60%, 04/15/24	4,170,018
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	5,974,197
		26,336,027
Diversified Financials — 1.4%
3,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 05/15/21	4,070,785
1,760,000	American Express Co., 3.70%, 08/03/23	1,838,018
5,555,000	General Motors Financial Co., Inc., 3.55%, 07/08/22	5,642,493
3,070,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 0.780%), 3.04%, 10/31/22(c)	3,078,662
3,065,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 3.28%, 07/24/23(c)	3,082,566
2,470,000	National Rural Utilities Cooperative Finance Corp. MTN, 2.90%, 03/15/21	2,498,725
		20,211,249
Energy — 0.6%
3,000,000	Energy Transfer Operating LP, 4.50%, 04/15/24	3,187,199

117

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
Energy (continued)
$5,170,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	$5,895,145
		9,082,344
Health Care — 1.3%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	5,009,477
3,000,000	Bristol-Myers Squibb Co., 2.90%, 07/26/24(a)	3,067,790
5,000,000	Celgene Corp., 2.88%, 08/15/20	5,019,505
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,161,690
		18,258,462
Industrials — 1.2%
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,695,989
6,185,000	Northrop Grumman Corp., 2.55%, 10/15/22	6,206,572
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp., 2.70%, 03/14/23(a)	2,999,990
2,522,000	Precision Castparts Corp., 3.25%, 06/15/25	2,622,673
3,725,000	Roper Technologies, Inc., 2.80%, 12/15/21	3,745,613
		17,270,837
Information Technology — 0.7%
4,000,000	CA, Inc., 5.38%, 12/01/19	4,031,753
5,000,000	International Business Machines Corp., 3.00%, 05/15/24	5,115,848
		9,147,601
Insurance — 0.4%
5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	5,004,441
Materials — 0.4%
5,000,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	5,322,681
Utilities — 0.7%
2,390,000	Berkshire Hathaway Energy Co., 2.38%, 01/15/21	2,394,214
1,500,000	Duke Energy Corp., 3.55%, 09/15/21	1,533,581
Principal Amount		Value
Utilities (continued)
$5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	$5,169,809
		9,097,604
Total Corporate Bonds (Cost $216,168,808)		221,294,223
ASSET-BACKED SECURITIES — 4.7%
CANADA — 1.2%
Other Asset-Backed Securities — 1.2%
3,900,000	Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.00%, 11/19/21(a)	3,915,263
2,618,806	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	2,609,978
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	3,032,330
4,750,000	Golden Credit Card Trust, Series 2017-2A, Class A, 1.98%, 04/15/22(a)	4,738,913
3,000,000	Master Credit Card Trust II, Series 2017-1A, Class A, 2.26%, 07/21/21(a)	2,996,986
		17,293,470
CAYMAN ISLANDS — 1.7%
Collateralized Loan Obligations — 1.7%
3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 3.75%, 04/24/29(a)(c)	2,999,830
5,000,000	Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.450%), 3.75%, 02/06/26(a)(c)	4,997,149
3,459,181	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.45%, 10/17/26(a)(c)	3,459,489
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 3.58%, 04/20/30(a)(c)	4,003,348
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 3.51%, 07/20/30(a)(c)	4,975,218
3,000,000	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 3.27%, 07/16/27(a)(c)	2,984,999
		23,420,033

118

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES — 1.8%
Other Asset-Backed Securities — 1.8%
$1,407,302	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	$1,404,266
907,499	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/22	904,987
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/15/21	2,974,034
74,828	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 02/22/22(a)	74,774
266,136	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(a)	265,818
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,494,450
1,250,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	1,250,238
2,000,000	GM Financial Consumer Automobile, Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	1,994,145
3,000,000	Sofi Professional Loan Program, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	3,077,865
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	1,995,785
1,650,362	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, 09/20/21(a)	1,648,473
1,750,000	Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	1,745,895
1,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	1,011,885
859,561	Wheels SPV 2 LLC, Series 2018-1A, Class A2, 3.06%, 04/20/27(a)	863,046
3,100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	3,108,917
2,150,000	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	2,190,368
		26,004,946
Total Asset-Backed Securities (Cost $66,617,399)		66,718,449
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
$1,024,205	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A 3.00%, 01/27/38(a)	$1,031,950
Total Collateralized Mortgage Obligations (Cost $1,042,851)		1,031,950
U.S. GOVERNMENT AGENCIES — 0.2%
Overseas Private Investment Corp. — 0.1%
1,816,992	5.14%, 12/15/23	1,945,023
Small Business Administration — 0.1%
120,931	4.11%, 03/10/20	121,857
452,055	4.08%, 03/10/21	461,731
		583,588
Total U.S. Government Agencies (Cost $2,389,986)		2,528,611
U.S. GOVERNMENT SECURITIES — 77.6%
U.S. Treasury Bonds — 4.6%
54,061,000	3.50%, 02/15/39	64,121,414
U.S. Treasury Notes — 73.0%
46,736,000	2.38%, 04/30/20	46,819,979
9,664,000	1.50%, 06/15/20	9,611,528
17,376,000	1.38%, 09/15/20	17,250,431
14,977,000	1.88%, 12/15/20	14,951,843
17,500,000	2.63%, 05/15/21	17,708,496
86,376,000	1.88%, 11/30/21	86,365,878
97,306,000	1.88%, 01/31/22	97,294,597
900,000	1.88%, 05/31/22	900,527
15,000,000	1.75%, 06/15/22	14,965,430
166,813,000	1.75%, 01/31/23	166,220,032
34,616,727	0.63%, 01/15/24(d)	35,137,358
126,615,000	2.38%, 08/15/24	129,706,186
67,372,000	2.25%, 11/15/24	68,645,752
61,933,000	2.00%, 02/15/25	62,298,308
68,735,000	2.25%, 11/15/25	70,107,015
81,229,000	1.63%, 02/15/26	79,737,686
37,328,000	2.00%, 11/15/26	37,467,980
67,334,000	2.25%, 11/15/27	68,701,722
Total U.S. Government Securities (Cost $1,062,280,890)		1,088,012,162

119

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
GOVERNMENT BONDS — 0.2%
JAPAN — 0.2%
$3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	$2,998,061
Total Government Bonds (Cost $2,998,413)		2,998,061

Shares
INVESTMENT COMPANY — 1.3%
19,090,339	SEI Daily Income Trust Government II Fund, Class A, 2.06%(e)	19,090,339
Total Investment Company (Cost $19,090,339)		19,090,339
TOTAL INVESTMENTS — 99.9% (Cost $1,370,588,686)		$1,401,673,795
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		710,453
NET ASSETS — 100.0%		$1,402,384,248

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $75,390,265 which is 5.38% of net assets.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.
(c)	Floating rate security. Rate shown is the rate in effect as of July 31, 2019.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of July 31, 2019.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	77.8%
Corporate Bonds	15.8
Asset Backed Securities	4.7
Government Bonds	0.2
Collateralized Mortgage Obligations	0.1
Other*	1.4
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

120

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2019 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 94.0%
Alabama — 1.0%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,234,660
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,890,770
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,203,300
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,383,540
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,330,475
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,771,710
7,000,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/31	8,905,890
3,095,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/33	3,906,014
425,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/27	534,127
600,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/30	769,871
550,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/31	700,926
		33,631,283
Arizona — 0.9%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	1,032,955
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,757,558
Principal Amount		Value
Arizona (continued)
$150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	$165,855
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	2,011,609
2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	3,057,368
1,000,000	Arizona Transportation Board Highway Improvements Revenue Bonds, Series A 5.00%, 07/01/31	1,292,310
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/26	1,477,138
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	6,073,500
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	2,977,724
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,274,950
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,466,450
		31,587,417
California — 3.1%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 1.95%, 04/01/38(a)	5,005,450
500,000	California Municipal Finance Authority California Armenian Home Project Nursing Homes Revenue Bonds 5.00%, 05/15/36	609,539
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	244,155

121

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$325,000	California Statewide Communities Development Authority Green Bond Marin General Hospital Revenue Bonds 5.00%, 08/01/32	$401,141
1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A 5.00%, 10/01/23	1,738,425
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	5,476,150
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	5,962,750
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23(b)	1,035,000
1,200,000	Rio Hondo Community College District Current Refunding GO, Series B 5.00%, 08/01/30	1,635,492
800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	962,984
1,000,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO 5.00%, 08/01/24	1,197,520
750,000	State of California Current Refunding GO 5.00%, 04/01/24	885,623
3,250,000	State of California Current Refunding GO 5.00%, 08/01/26	4,063,313
2,000,000	State of California Current Refunding GO 5.00%, 04/01/27	2,531,200
14,500,000	State of California Current Refunding GO 5.00%, 04/01/30	19,311,390
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,835,217
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	3,135,743
Principal Amount		Value
California (continued)
$7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	$7,850,780
3,000,000	State of California Public Improvements GO 5.00%, 03/01/26	3,620,520
5,715,000	State of California Public Improvements GO 5.00%, 10/01/27	7,054,710
4,855,000	State of California Refunding GO 5.00%, 12/01/24	5,671,514
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,574,640
7,430,000	State of California School Improvements GO 5.00%, 11/01/28	9,494,054
6,000,000	State of California Water Utility Improvement Refunding GO 5.00%, 04/01/30	7,837,020
		107,134,330
Colorado — 0.3%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding) 5.00%, 12/01/19	506,509
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	871,719
1,525,000	City of Thornton Co. School Improvement COP 5.00%, 12/01/29	1,952,732
2,060,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	2,450,267
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,393,160
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	116,401
150,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding) 5.00%, 12/15/25	184,005
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,332,657

122

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Colorado (continued)
$1,630,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	$2,003,123
		11,810,573
Connecticut — 3.4%
9,000,000	Connecticut State Health & Educational Facilities Authority Refunding Revenue Bonds, Series A 1.45%, 07/01/42(a)(c)	9,068,850
10,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series A-4 2.00%, 07/01/49(a)	10,201,000
8,880,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1 5.00%, 07/01/40(a)	11,308,591
12,885,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S 5.00%, 07/01/27	16,415,361
1,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	1,161,720
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/23	376,607
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	7,152,189
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 03/01/29	2,802,422
1,380,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 05/01/31	1,706,108
1,000,000	State of Connecticut Refunding GO, Series B 5.00%, 04/15/21	1,063,490
Principal Amount		Value
Connecticut (continued)
$32,445,000	State of Connecticut Refunding GO, Series C 5.00%, 06/01/23	$35,788,457
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,445,464
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	1,389,300
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,239,853
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 10/01/19	8,051,040
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,815,750
825,000	Town of New Canaan CT Refunding GO, Series C 5.00%, 04/01/25	1,002,342
		118,988,544
Delaware — 1.6%
5,010,000	State of Delaware Advance Refunding GO, Series A 5.00%, 01/01/28	6,438,050
10,800,000	State of Delaware Public Facilities GO 5.00%, 02/01/25	12,992,616
9,650,000	State of Delaware Public Facilities GO 5.00%, 02/01/26	11,886,388
15,000,000	State of Delaware Public Facilities GO 5.00%, 02/01/28	19,309,650
2,885,000	State of Delaware Public Improvements GO 5.00%, 03/01/24	3,386,644
		54,013,348
District Of Columbia — 0.3%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C 5.00%, 12/01/19	5,064,600
1,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 06/01/25	1,212,770

123

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
District Of Columbia (continued)
$3,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 10/15/27	$3,813,810
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,051,770
		11,142,950
Florida — 2.6%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,664,319
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds 5.00%, 11/01/26	4,711,001
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,189,620
4,620,000	Florida Department of Management Services Current Refunding Revenue Bonds, Series A 5.00%, 09/01/28	5,832,242
1,000,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,171,080
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,730,120
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	2,090,880
3,990,000	State of Florida Advance Refunding GO, Series B 5.00%, 06/01/27	4,930,283
20,005,000	State of Florida Current Refunding GO 5.00%, 07/01/24	23,708,926
2,845,000	State of Florida Current Refunding GO, Series C 5.00%, 06/01/25	3,447,287
10,865,000	State of Florida Current Refunding GO, Series C 5.00%, 06/01/28	13,989,774
1,750,000	State of Florida Current Refunding GO, Series F 5.00%, 06/01/28	2,160,393
1,100,000	State of Florida Economic Defeasance GO, Series D 5.00%, 06/01/28	1,357,961
9,800,000	State of Florida Refunding GO 5.00%, 07/01/24	10,886,428
Principal Amount		Value
Florida (continued)
$3,895,000	State of Florida Refunding GO, Series C 5.00%, 06/01/24	$4,458,918
		90,329,232
Georgia — 2.8%
1,295,000	Americus-Sumter Payroll Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/32	1,594,922
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,957,099
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,172,409
500,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/26	610,309
1,010,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/33	1,238,947
3,090,000	Bleckley County & Dodge County Joint Development Authority Current Refunding Revenue Bonds 5.00%, 07/01/32	3,771,314
1,185,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds 5.00%, 07/01/21	1,269,099
1,950,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds 5.00%, 07/01/23	2,233,023
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	849,479
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	278,225
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	3,082,815

124

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Georgia (continued)
$2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	$2,454,123
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	2,139,800
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY) 5.00%, 10/01/19	2,038,061
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,314,635
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,906,741
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,348,006
11,295,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	14,201,316
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,279,550
2,860,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/19	2,866,721
2,500,000	State of Georgia School Improvements GO, Series A (Tranche 1) 5.00%, 07/01/26	3,114,125
16,260,000	State of Georgia School Improvements GO, Series A (Tranche 1) 5.00%, 07/01/27	20,645,159
2,230,000	State of Georgia School Improvements GO, Series A-1 5.00%, 02/01/25	2,685,388
18,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	21,099,978
		97,151,244
Hawaii — 0.9%
10,000,000	City & County of Honolulu HI Refunding GO 5.00%, 09/01/25	12,164,100
Principal Amount		Value
Hawaii (continued)
$1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	$1,069,110
5,000,000	State of Hawaii Public Facilities GO, Series FT 5.00%, 01/01/30	6,315,650
1,300,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/30	1,677,065
3,085,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/32	3,927,112
2,515,000	State of Hawaii Public Improvements GO, Series FK 5.00%, 05/01/29	3,144,027
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,697,720
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,318,544
		31,313,328
Idaho — 0.1%
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,093,401
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,676,175
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	934,175
		3,703,751
Illinois — 0.8%
4,540,000	Du Page Cook & Will Counties Community College District No 502 Refunding GO 5.00%, 01/01/27	5,631,734
5,950,000	Illinois Finance Authority College Improvement Revenue Bonds 1.38%, 12/01/46(a)	5,950,000
5,000,000	Illinois Finance Authority General Revenue Bonds 5.00%, 01/01/27	6,214,200

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Illinois (continued)
$1,000,000	Illinois Finance Authority Memorial Health System Current Refunding Revenue Bonds 5.00%, 04/01/29	$1,270,170
1,220,000	Illinois State Toll Highway Authority Current Refunding Revenue Bonds, Series A 5.00%, 01/01/21	1,283,904
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	3,837,275
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,237,700
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,706,628
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	827,206
		28,958,817
Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	517,895
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	260,737
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,448,583
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	276,689
2,000,000	Indiana Finance Authority University Health Obligated Group Revenue Bonds 1.65%, 12/01/42(a)	2,013,980
		4,517,884
Principal Amount		Value
Iowa — 0.8%
$5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	$6,072,761
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,955,520
6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	6,576,926
5,000,000	Iowa Finance Authority Unity Point Health Current Refunding Revenue 1.40%, 12/01/41(a)	5,000,000
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,869,426
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/28	3,670,710
		28,145,343
Kansas — 0.6%
15,000,000	Johnson County Lease Purchase Revenue Bonds, Series A 5.00%, 09/01/26	18,720,300
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,450,046
		20,170,346
Kentucky — 0.5%
11,030,000	Kentucky Economic Development Finance Authority Owensboro Medical Health System Revenue Bonds, Series A 5.25%, 06/01/23(b)	11,392,336
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	5,824,150
		17,216,486
Louisiana — 0.1%
250,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1 5.00%, 08/01/26	310,103

126

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Louisiana (continued)
$2,000,000	State of Louisiana Highway Improvement Revenue Bonds, Series A 5.00%, 09/01/30	$2,535,760
		2,845,863
Maine — 0.1%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/19	2,264,355
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	176,436
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	5,361
		2,446,152
Maryland — 8.0%
5,735,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/27	6,872,136
2,410,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/27	3,074,051
2,810,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/28	3,357,191
4,080,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/30	5,350,675
3,575,000	County of Baltimore Refunding GO 5.00%, 03/01/27	4,507,682
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,464,144
2,730,000	County of Baltimore Refunding Notes GO 5.00%, 03/01/23	3,103,491
3,835,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/23	4,359,666
8,165,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/24	9,576,729
5,000,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/28	6,429,100
Principal Amount		Value
Maryland (continued)
$2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	$3,099,697
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,805,430
3,220,000	County of Howard MD Advance Refunding Public Improvements GO, Series B 5.00%, 02/15/29	4,019,494
5,000,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/22	5,544,750
4,500,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/23	5,156,955
6,650,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/22	7,457,244
19,000,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/26	23,771,090
2,000,000	County of Montgomery Public Improvements GO, Series A 5.00%, 12/01/27	2,379,560
1,200,000	County of Montgomery Refunding GO, Series A 5.00%, 11/01/23	1,393,260
10,320,000	County of Montgomery Refunding Public Notes GO, Series A 5.00%, 11/01/27	13,196,184
12,500,000	County of Prince George’s Advance Refunding Public Improvements GO, Series B 5.00%, 07/15/23	14,380,875
3,185,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/25	3,894,586
3,180,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/26	3,974,523
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,684,199
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,381,387

127

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Maryland (continued)
$3,435,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University and College Improvements Revenue Bonds, Series A 1.28%, 07/01/36(a)	$3,435,000
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,045,440
7,585,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/24	9,007,567
9,255,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/25	11,283,511
4,830,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/26	6,020,354
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 02/01/25	6,793,680
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	11,858,700
2,750,000	State of Maryland Public Facilities GO, Series 1 5.00%, 03/15/32	3,535,098
8,035,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/24(b)	9,240,170
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,622,350
3,815,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/27	4,814,187
5,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/28	6,280,850
6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	7,678,133
20,000,000	State of Maryland School Improvements GO, Series A 5.00%, 03/15/23	22,764,800
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,317,125
Principal Amount		Value
Maryland (continued)
$5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series 5.00%, 06/01/25	$6,070,150
		275,001,214
Massachusetts — 5.8%
2,550,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes 3.00%, 08/02/19	2,550,102
5,150,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/31/20	5,176,471
6,050,000	Brockton Area Transit Authority Public Improvements GO Notes 2.50%, 08/02/19	6,050,121
1,000,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes 2.00%, 07/02/20	1,005,180
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,493,940
840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/26	1,041,323
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	8,131,057
1,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/28	1,931,670
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/26	11,629,472
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,950,600
4,000,000	Commonwealth of Massachusetts Current Refunding GO, Series C 5.00%, 05/01/27	5,041,120
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,220,189

128

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Massachusetts (continued)
$2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C 5.00%, 07/01/32	$2,366,680
1,125,000	Commonwealth of Massachusetts Public Improvements GO, Series D 5.00%, 02/01/33	1,371,038
8,325,000	Commonwealth of Massachusetts Public Improvements GO, Series E 5.00%, 11/01/31	10,378,611
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	10,127,200
7,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series F 5.00%, 05/01/28	8,984,920
4,500,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	5,560,470
3,800,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 08/09/19	3,800,722
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series B 5.00%, 07/01/33	1,181,870
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,165,380
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/33	6,110,350
10,000,000	Massachusetts Development Finance Agency Miscellaneous Purpose Revenue Bonds, Series A 5.25%, 04/01/37(b)	10,687,400
5,000,000	Massachusetts Port Authority Refunding Revenue Bonds, Series B 5.00%, 07/01/49	6,122,450
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	8,093,612
Principal Amount		Value
Massachusetts (continued)
$500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	$558,075
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B, (AGM) 5.25%, 08/01/26	10,800,274
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	3,013,605
16,500,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 08/02/19	16,500,495
13,050,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/30/20	13,112,901
5,000,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 06/26/20	5,025,450
		199,182,748
Michigan — 0.5%
425,000	Avondale School District School Improvement GO, (Q-SBLF) 5.00%, 11/01/29	532,117
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	227,321
800,000	Eastpointe Community Schools Advance Refunding GO, (Q-SBLF) 5.00%, 05/01/27	985,792
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,485,582
500,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	576,509
450,000	Lansing School District School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/31	570,941
740,000	Lansing School District School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/34	924,201

129

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Michigan (continued)
$1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 10/15/21	$1,084,600
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 10/15/23	1,156,780
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 04/15/24	1,174,190
1,000,000	Michigan State University Refunding Revenue Bonds, Series A 5.00%, 08/15/31	1,179,060
400,000	Midland Public School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/30	509,843
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	1,103,530
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A 5.00%, 04/01/26	3,713,670
1,000,000	Utica Community School Improvements GO, (Q-SBLF) 5.00%, 05/01/31	1,260,660
290,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF) 5.00%, 11/01/22	323,637
935,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF) 5.00%, 11/01/28	1,179,848
		17,988,281
Minnesota — 0.9%
1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	1,763,081
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,197,730
Principal Amount		Value
Minnesota (continued)
$1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B 5.00%, 03/01/27	$2,228,802
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	2,634,984
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3 5.00%, 12/01/19	5,495,417
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	898,016
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,644,872
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,218,842
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,409,560
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,060,280
3,915,000	State of Minnesota School Improvements GO, Series A 5.00%, 08/01/28	4,843,129
1,505,000	University of Minnesota Current Refunding Revenue Bonds, Series B 5.00%, 10/01/29	1,987,187
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	1,163,750
		31,545,650
Mississippi — 0.5%
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	640,595
3,060,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	3,627,232

130

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Mississippi (continued)
$310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	$346,692
10,000,000	State of Mississippi Public Improvements GO, Series B 5.00%, 12/01/31	11,421,400
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A 5.00%, 10/01/25	1,005,578
		17,041,497
Missouri — 0.7%
1,000,000	Belton School District No 124 school Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/28	1,277,470
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	605,574
300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	326,121
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	2,694,473
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,659,640
905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,086,344
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/19	2,238,840
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,168,080
Principal Amount		Value
Missouri (continued)
$500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	$584,985
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,096,838
4,915,000	University of Missouri Refunding Revenue Bonds, Series B 1.31%, 11/01/31(a)	4,915,000
		22,653,365
New Hampshire — 0.3%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds 5.00%, 09/01/19	2,256,773
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,345,748
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	4,493,418
		11,095,939
New Jersey — 0.7%
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	226,075
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B 5.00%, 01/01/20	1,320,592
8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds 5.00%, 06/15/23	9,587,490
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,173,720
3,860,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	4,217,668
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,681,515

131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$650,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/21	$692,270
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/24	1,824,417
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,247,610
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	2,468,500
		25,439,857
New Mexico — 0.3%
8,600,000	State of New Mexico University and College Improvements GO 5.00%, 03/01/28	11,034,058
New York — 15.5%
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	10,803,542
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	33,446,700
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	12,684,100
15,000,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/23	17,275,200
9,400,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	11,147,836
3,000,000	City of New York Public Improvements GO, Series B-1 5.00%, 12/01/31	3,655,110
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,244,330
1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	1,928,625
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	724,679
Principal Amount		Value
New York (continued)
$8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	$9,108,651
3,575,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	3,904,472
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,694,150
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	20,625,465
5,000,000	City of New York Refunding GO, Series I 5.00%, 08/01/25	5,741,450
9,450,000	City of New York Refunding GO, Series J, Subseries J11 5.00%, 08/01/25(c)	11,496,776
3,000,000	County of Rockland GO Notes 3.00%, 04/02/20	3,034,260
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,334,100
2,035,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/26	2,557,690
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.25%, 11/15/31	2,560,283
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(a)	5,095,500
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	295,126
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/29	1,242,890
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	3,342,415
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(a)	22,332,800

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1 5.00%, 11/15/27	$1,183,695
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	2,090,242
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,073,954
11,475,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series G 2.00%, 11/01/57(a)	11,559,571
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,975,775
10,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding) 5.00%, 07/15/28	13,544,160
975,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21	1,050,816
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,571,684
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	17,323,189
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/19	1,055,168
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,638,740
Principal Amount		Value
New York (continued)
$1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	$1,670,295
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1 5.00%, 05/01/22	3,321,780
2,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/29	2,561,965
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	11,078,010
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	629,357
3,545,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	4,201,357
5,490,000	New York City Water & Sewer System Refunding Revenue Bonds, Series F-2 1.37%, 06/15/33(a)	5,490,000
6,200,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2 5.00%, 06/15/25	7,211,096
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2 5.00%, 06/15/24	1,130,080
4,370,000	New York Local Government Assistance Corp. Refunding Revenue Bonds 1.37%, 04/01/24(a)	4,370,000
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,459,150
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,386,103

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	$8,581,386
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	16,468,200
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/31	2,391,420
7,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding) 5.00%, 01/15/30	9,492,975
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,205,820
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A 5.00%, 03/15/22	9,668,223
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B-Group B 5.00%, 02/15/28	5,957,450
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	15,807,600
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,844,653
6,600,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/30	8,517,432
6,000,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/31	7,679,580
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,111,274
Principal Amount		Value
New York (continued)
$7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	$9,015,314
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	1,242,490
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,944,144
4,185,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/28	5,343,366
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/27	28,644,386
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C 5.00%, 03/15/30	8,068,423
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A 5.00%, 07/01/32	1,908,465
3,000,000	New York State Environmental Facilities Corp Refunding Revenue Bonds 5.00%, 06/15/29	3,530,490
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue 5.00%, 06/15/25	4,590,450
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,464,949
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,347,920
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,352,600

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal
Amount		Value
New York (continued)
$2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	$2,588,687
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	7,098,351
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	6,174,412
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,182,981
4,215,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	4,902,467
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	6,833,618
4,450,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/28	5,871,241
120,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/29	151,381
2,125,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	2,716,111
5,105,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds 5.00%, 11/15/33	6,466,606
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,809,840
		532,827,042
North Carolina — 2.2%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	699,821
Principal
Amount		Value
North Carolina (continued)
$3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	$4,156,815
1,150,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/29	1,427,369
7,225,000	County of Wake Refunding Public Notes GO, Series A 5.00%, 03/01/26	8,931,834
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	722,696
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,225,590
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	352,238
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,570,125
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/23	14,853,020
2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	2,365,247
5,000,000	State of North Carolina Highway Improvements Revenue Bonds 5.00%, 03/01/29	6,429,550
6,675,000	State of North Carolina Highway Improvements Revenue Bonds 5.00%, 03/01/30	8,523,508
1,500,000	State of North Carolina Highway Improvements Revenue Bonds, Series A 5.00%, 05/01/22	1,658,745
3,735,000	State of North Carolina Highway Improvements Revenue Bonds, Series A 5.00%, 05/01/28	4,790,586
8,025,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/26	9,977,563
5,270,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/27	6,693,164
		76,377,871

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal
Amount		Value
Ohio — 5.0%
$1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	$1,363,400
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,194,870
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,573,136
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	4,061,330
1,945,000	City of Columbus Public Improvements GO, Series 1 1.33%, 12/01/26(a)	1,945,000
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	4,005,461
5,000,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/26	6,217,000
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,306,980
1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	1,239,557
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,185,550
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,791,366
1,250,000	County of Ross OH Adena Health System Obligated Group Refunding Revenue Bonds 5.00%, 12/01/27	1,551,263
1,955,000	County of Ross OH Adena Health System Obligated Group Refunding Revenue Bonds 5.00%, 12/01/28	2,466,057
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,161,260
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,710,010
Principal
Amount		Value
Ohio (continued)
$10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds 5.00%, 06/01/28	$13,164,389
10,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A 5.00%, 06/01/29	12,991,600
3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42(b)	3,376,814
2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45(b)	2,606,080
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	365,034
1,075,000	State of North Carolina Highway capital Improvements GO, Series Q 5.00%, 05/01/21	1,147,724
16,790,000	State of Ohio Advance Refunding GO, Series A 5.00%, 12/15/24	20,120,800
2,500,000	State of Ohio Advance Refunding GO, Series A 5.00%, 09/01/27	3,172,275
4,790,000	State of Ohio Advance Refunding GO, Series U 5.00%, 05/01/27	6,052,788
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,083,140
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,715,981
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	356,259
550,000	State of Ohio Facilities Improvements Revenue Bonds 5.00%, 10/01/24	654,627
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	251,660

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal
Amount		Value
Ohio (continued)
$2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	$2,106,260
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds 5.00%, 06/01/25	2,418,020
2,530,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, Series A 5.00%, 02/01/23(b)	2,677,297
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	1,651,432
970,000	State of Ohio Recreation Facilities Improvements Revenue Bonds 5.00%, 04/01/21	1,032,187
775,000	State of Ohio Recreation Facilities Improvements Revenue Bonds 5.00%, 04/01/25	933,085
5,000,000	State of Ohio School Improvements GO, Series B 5.00%, 06/15/23	5,733,000
7,505,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/27	9,464,706
5,445,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28	6,515,487
2,200,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28(b)	2,432,782
15,415,000	State of Ohio University and College Improvements GO, Series A 5.00%, 02/01/30	18,650,917
12,365,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/30	15,365,491
1,520,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	1,866,393
		173,678,468
Oklahoma — 0.7%
675,000	City of Oklahoma City Current Refunding GO 5.00%, 03/01/24	789,730
Principal
Amount		Value
Oklahoma (continued)
$3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	$4,491,544
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	2,081,700
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	6,129,550
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	3,816,800
1,575,000	Tulsa Metropolitan Utility Authority Refunding Revenue Bonds, Series A 5.00%, 04/01/27	1,980,263
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,411,640
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,507,275
		23,208,502
Oregon — 1.5%
1,390,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/27	1,745,548
1,455,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/28	1,856,827
2,125,000	Jackson County School District No 5 Ashland School Improvement GO, (School Board GTY) 5.00%, 06/15/31	2,746,626
5,000,000	State of Oregon Advance Refunding GO, Series I 5.00%, 08/01/28	6,310,800
10,350,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/25	12,512,840
4,940,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/27	6,225,783
9,140,000	State of Oregon Refunding GO, Series G 5.00%, 11/01/30	10,505,242

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal
Amount		Value
Oregon (continued)
$4,700,000	State of Oregon School Improvements GO 5.00%, 06/01/28	$5,911,378
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	2,515,840
		50,330,884
Pennsylvania — 1.1%
15,000,000	Commonwealth of Pennsylvania Advance Refunding GO 5.00%, 07/15/26	18,409,650
5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1 5.00%, 03/01/22	5,492,500
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	10,439,500
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,236,930
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	1,539,968
		37,118,548
Rhode Island — 0.5%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	7,898,050
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,298,350
4,025,000	Rhode Island Health & Educational Building Corp. College Improvements Revenue Bonds 1.28%, 05/01/35(a)	4,025,000
550,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	638,556
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,119,667
Principal
Amount		Value
Rhode Island (continued)
$1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	$1,205,435
		18,185,058
South Carolina — 0.8%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	3,956,508
4,010,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/27	5,039,728
3,000,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/28	3,802,500
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	1,672,360
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,893,485
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,857,915
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,637,925
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,161,946
		26,022,367
South Dakota — 0.1%
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds 5.00%, 08/01/29	2,873,602

138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal
Amount		Value
Tennessee — 0.8%
$1,000,000	County of Montgomery Advance Refunding School Improvements GO 5.00%, 04/01/26	$1,235,730
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/25	1,936,240
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	457,263
2,000,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/21	2,156,560
2,335,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/27	2,901,284
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/31	8,376,480
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/32	8,354,150
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	1,072,521
		26,490,228
Texas — 16.1%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,801,205
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,096,840
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,029,506
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,105,951
Principal
Amount		Value
Texas (continued)
$1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	$1,117,237
235,000	Anna Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/28	296,988
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	547,677
1,450,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,778,846
2,525,000	Austin Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/27	3,124,056
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,077,040
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,505,228
3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	3,819,633
2,000,000	Bexar County Hospital District Current Refunding GO 5.00%, 02/15/30	2,511,320
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,322,003
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,941,986
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD) 2.50%, 02/01/47(a)	5,147,000
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,208,870
1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	1,839,681
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds 5.00%, 11/15/29	6,154,000

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	$1,087,730
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,487,393
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,643,501
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,588,235
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,817,126
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,090,285
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,348,547
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	1,997,255
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,562,603
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	968,253
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	407,379
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,449,025
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	6,168,238
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,680,429
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,889,867
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,145,909
Principal Amount		Value
Texas (continued)
$1,815,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	$2,090,989
2,820,000	City of Plano Recreation Facilities Improvements GO 5.00%, 09/01/30	3,559,940
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,448,061
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding 5.00%, 08/01/25	1,456,688
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,821,953
1,535,000	College of the Mainland University and College Improvements GO 5.00%, 08/15/29	1,942,328
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,443,584
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	953,603
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	504,910
1,400,000	Coppell Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/32	1,759,926
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,576,214
7,500,000	County of Bexar Advance Refunding GO 5.00%, 06/15/29	9,141,525
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,227,801
24,000,000	County of Bexar Tax Public Improvements GO, Series B 5.00%, 06/15/43(b)	27,496,560
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	788,366
2,800,000	County of Dallas Public Improvements GO 5.00%, 08/15/28	3,443,412

140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	$1,774,215
1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	1,925,888
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,153,585
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,059,560
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	429,101
1,500,000	Cuero Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/30	1,865,655
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	890,385
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,228,461
8,215,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	9,782,093
6,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/29	7,864,415
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,295,653
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,229,687
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,228,644
10,000,000	Eagle Mountain & Saginaw Independent School District School Improvements GO, (PSF-GTD), Series 2011 2.00%, 08/01/50(a)(c)	10,288,900
Principal Amount		Value
Texas (continued)
$3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	$3,585,990
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,773,345
2,280,000	Fort Bend Independent School District Refunding Notes GO, Series A, (PSF-GTD) 1.95%, 08/01/49(a)	2,320,516
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,739,515
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,029,379
4,890,000	Frisco Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	5,976,900
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,659,632
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,160,218
4,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B 5.00%, 10/01/52(a)	5,138,235
2,865,000	Harris County Flood Control District Advance Refunding 5.00%, 10/01/28	3,614,742
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,001,480
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	2,541,616
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,362,186
4,000,000	Houston Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/28	4,970,280

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Texas (continued)
$175,000	Hutto Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/01/25	$208,721
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,866,114
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	680,156
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	596,195
750,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	863,123
1,645,000	La Joya Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/31	2,059,803
13,725,000	Lone Star College System Advance Refunding GO 5.00%, 02/15/29	16,626,328
4,455,000	Lone Star College System Advance Refunding GO, Series B 5.00%, 02/15/23	5,045,599
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	1,944,293
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	2,103,809
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	651,895
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	275,330
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,235,746
300,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/26	370,773
Principal Amount		Value
Texas (continued)
$3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	$4,029,495
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,155,820
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,254,998
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,345,919
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	1,650,350
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	2,000,691
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	724,487
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	686,697
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,418,672
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,078,520
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	736,872
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,962,927
3,000,000	Midlothian Independent School District Refunding GO, Series C (PSF-GTD) 2.00%, 08/01/51(a)(c)	3,082,260
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,245,890

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Texas (continued)
$250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	$309,419
2,525,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,028,662
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,292,968
1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/28	1,476,956
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	274,209
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD) 5.00%, 02/15/25	4,996,103
26,505,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds 5.50%, 07/01/28	31,773,929
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	885,435
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	1,732,858
5,000,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	6,142,950
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,104,943
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,197,690
925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	1,029,664
Principal Amount		Value
Texas (continued)
$1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	$1,170,899
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	1,269,296
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,208,670
1,330,000	San Antonio Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/23	1,532,439
7,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A 2.63%, 05/01/49(a)	7,375,270
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	845,817
1,195,000	Southside Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/29	1,493,678
5,000,000	Spring Branch Independent School District School Improvement GO, (PSF-GTD) 1.55%, 06/15/41(a)(c)	5,016,250
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	553,869
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,238,440
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,409,199
7,180,000	Spring Independent School District Advance Refunding GO, Series A 5.00%, 08/15/28	8,797,726
500,000	Stafford Municipal School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/30	636,385
24,500,000	State of Texas Cash Flow Management Revenue Notes 4.00%, 08/29/19	24,549,490

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Texas (continued)
$9,500,000	State of Texas Housing GO, Series D 1.42%, 06/01/45(a)(c)	$9,500,000
10,000,000	State of Texas Mobility Funds Highway Improvement GO, Series B 1.38%, 04/01/36(a)	10,000,000
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	6,216,850
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,817,784
2,500,000	State of Texas Refunding Public Notes GO, Series A 5.00%, 10/01/21	2,709,525
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	3,895,936
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/28	6,009,700
1,840,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/30	2,301,380
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,817,940
9,320,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/27	11,419,982
12,005,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/30	13,171,286
3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	3,924,865
2,500,000	State of Texas Water Financial Assistance Refunding GO, Series 2019 C 5.00%, 08/01/22	2,788,000
1,030,000	State of Texas Water Utility Improvement Refunding GO, Series B1 5.00%, 08/01/26	1,276,077
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2 5.00%, 08/01/28	1,174,860
Principal Amount		Value
Texas (continued)
$3,500,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-3 5.00%, 08/01/27	$4,421,305
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,238,440
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	1,244,150
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,121,720
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	6,897,976
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,432,851
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	5,307,315
2,080,000	Texas Water Development Board Water Utility Improvements Revenue Bonds 5.00%, 08/01/31	2,684,552
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,183,270
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	557,049
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,930,690
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,107,003
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,525,456

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	$2,021,138
1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	1,258,220
220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20	225,925
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21	447,035
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,520,167
1,065,000	University of Texas System Refunding Revenue Bonds, Series A 5.00%, 08/15/29	1,238,733
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,306,980
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,700,860
5,000,000	University of Texas System/The Refunding Revenue Bonds, Series B 1.28%, 08/01/32(a)	5,000,000
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	400,503
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	758,099
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	1,367,385
		553,468,682
Utah — 0.1%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21(b)	1,984,283
Principal Amount		Value
Utah (continued)
$840,000	Salt Lake County Municipal Building Authority Public Facilities Revenue Bonds 5.00%, 01/15/31	$1,045,985
		3,030,268
Virginia — 5.9%
4,110,000	City of Suffolk Public Improvements GO 5.00%, 02/01/26(b)	4,342,955
1,600,000	City of Virginia Beach Current Refunding GO, Series B, (State Aid Withholding) 5.00%, 07/15/26	1,994,752
5,175,000	City of Virginia Beach Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 07/15/26	6,451,776
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 06/01/28	8,987,625
3,815,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/22	4,232,933
3,865,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/27	4,801,451
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/22	7,859,040
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,314,400
4,630,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	6,048,725
2,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	2,521,200
2,660,000	County of Arlington Public Improvements GO 5.00%, 08/15/31	3,410,093
3,270,000	County of Chesterfield School Improvements GO, Series A, (State Aid Withholding) 5.00%, 01/01/27	4,111,044
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22(b)	2,321,417

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Virginia (continued)
$7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding) 5.00%, 12/01/26	$9,473,493
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	1,376,555
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,393,154
10,000,000	Virginia College Building Authority Advance Refunding Revenue Bonds 5.00%, 02/01/27	12,546,100
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,236,940
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,084,180
10,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series A 5.00%, 02/01/28	12,781,100
18,175,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series A 5.00%, 02/01/31	23,421,759
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27(b)	585,095
6,000,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds 5.00%, 09/15/29	7,561,920
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	2,979,496
Principal Amount		Value
Virginia (continued)
$5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/28	$6,851,566
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23(b)	5,504,800
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	6,168,450
6,145,000	Virginia Public Building Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/26	7,654,827
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,656,432
8,805,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/30	11,529,091
6,500,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/31	8,437,455
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation) 5.00%, 08/01/21(b)	1,250,000
500,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/26	615,525
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	2,912,119
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	6,092,650
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,876,590
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,339,733

146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Virginia (continued)
$30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(b)	$35,696
		201,762,137
Washington — 3.9%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,117,137
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,290,219
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,509,626
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,935,392
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	986,708
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	1,243,750
7,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B 5.00%, 07/01/29	9,007,600
10,000,000	Energy Northwest Advance Refunding Revenue Bonds 5.00%, 07/01/27	12,320,300
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,312,191
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,239,040
5,395,000	King County Refunding GO 5.00%, 07/01/26	6,433,214
9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/32	11,191,770
3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/33	3,718,200
Principal Amount		Value
Washington (continued)
$1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	$1,404,566
2,995,000	Pierce County School District No 10 Tacoma Current Refunding GO, (School Board GTY) 5.00%, 12/01/26	3,650,546
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,248,970
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	908,858
5,000,000	Port of Seattle Refunding GO 5.00%, 06/01/24	5,898,200
4,000,000	Port of Seattle WA Refunding GO, Series A 5.00%, 11/01/21	4,346,960
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	1,298,550
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	5,858,600
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY) 5.00%, 12/01/22	405,421
5,000,000	State of Washington Advance Refunding GO, Series R-2017A 5.00%, 08/01/27	6,186,250
15,000,000	State of Washington Advance Refunding GO, Series R-2018C 5.00%, 08/01/25	18,248,850
3,195,000	State of Washington Public Improvements GO, Series B 5.00%, 08/01/27	3,953,014
5,475,000	State of Washington Public Improvements GO, Series C 5.00%, 02/01/30	6,470,848
800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	889,663
2,315,000	State of Washington School Improvements GO, Series C 5.00%, 02/01/27	2,902,547

147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
Washington (continued)
$3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds 5.00%, 09/01/19	$3,260,075
3,100,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, Series C 5.00%, 06/01/29	3,782,341
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,291,665
		133,311,071
West Virginia — 0.1%
5,000,000	West Virginia Commissioner of Highways Improvement Revenue Bonds, Series A 5.00%, 09/01/20	5,205,000
Wisconsin — 2.0%
10,000,000	Public Finance Authority Hospital Revenue Bonds, Series B 1.37%, 10/01/49(a)	10,000,000
9,140,000	State of Wisconsin Advance Refunding GO, Series 3 5.00%, 11/01/28	11,487,700
5,000,000	State of Wisconsin Advance Refunding GO, Series 3 5.00%, 11/01/31	6,184,000
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds 5.00%, 06/01/29(b)	5,545,389
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A 5.00%, 05/01/29	17,489,920
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,474,812
3,205,000	State of Wisconsin Public Improvements GO, Series B 5.00%, 05/01/30(b)	3,544,121
1,900,000	State of Wisconsin Refunding Bonds GO, Series 3 5.00%, 11/01/25	2,131,990
2,770,000	State of Wisconsin Refunding GO, Series 2 5.00%, 11/01/26	3,463,276
Principal Amount		Value
Wisconsin (continued)
$860,000	State of Wisconsin Refunding Notes GO, Series A 5.00%, 05/01/28	$1,033,359
6,385,000	Wisconsin Department of Transportation Refunding Revenue Bonds, Series 1 5.00%, 07/01/29(b)	7,338,983
		69,693,550
Total Municipal Bonds (Cost $3,144,147,444)		3,239,672,778
U.S. GOVERNMENT SECURITIES — 1.3%
U.S. Treasury Notes — 1.3%
45,000,000	2.13%, 05/31/2021	45,161,719
Total U.S. Government Securities (Cost $45,232,241)		45,161,719

Shares
INVESTMENT COMPANY — 5.1%
175,056,317	SEI Daily Income Trust Government II Fund, Class A, 2.06%(d)	175,056,317
Total Investment Company (Cost $175,056,317)		175,056,317

TOTAL INVESTMENTS — 100.4% (Cost $3,364,436,002)		$3,459,890,814
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(13,407,178)
NET ASSETS — 100.0%		$3,446,483,636

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield at July 31, 2019.

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligations

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.0%
Arizona	0.9
California	3.1
Colorado	0.3
Connecticut	3.4
Delaware	1.6
District Of Columbia	0.3
Florida	2.6
Georgia	2.8
Hawaii	0.9
Idaho	0.1
Illinois	0.8
Indiana	0.1
Iowa	0.8
Kansas	0.6
Kentucky	0.5
Louisiana	0.1
Maine	0.1
Maryland	8.0
Massachusetts	5.8
Michigan	0.5
Minnesota	0.9
Mississippi	0.5
Missouri	0.7
New Hampshire	0.3
New Jersey	0.7
New Mexico	0.3
New York	15.5
North Carolina	2.2
Ohio	5.0
Oklahoma	0.7
Oregon	1.5
Pennsylvania	1.1
Rhode Island	0.5
South Carolina	0.8
South Dakota	0.1
Tennessee	0.8
Texas	16.1
Utah	0.1
Virginia	5.9
Washington	3.9
West Virginia	0.1
Wisconsin	2.0
Other*	6.0
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

149

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	July 31, 2019
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.4%
California — 96.4%
$1,000,000	Abag Finance Authority for Nonprofit Corps Odd fellows Home CA Refunding Revenue Bonds, Series A 5.00%, 04/01/23	$1,140,260
175,000	Alameda County Joint Powers Authority Refunding Revenue Bonds 5.00%, 12/01/20	184,587
150,000	Allan Hancock Joint Community College District/CA University & College Improvements GO, Series E 5.00%, 08/01/28	197,162
2,040,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/38(a)	2,340,757
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/43(a)	6,884,580
24,695,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.25%, 04/01/48(a)	28,557,792
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/22	110,687
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/23	143,213
6,000,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 2.00%, 04/01/53(b)	6,153,660
110,000	Brentwood Infrastructure Financing Authority Refunding Revenue Bonds 5.00%, 07/01/24	131,064
150,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/23	168,227
Principal Amount		Value
California (continued)
$100,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/24	$112,087
930,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/27	1,037,722
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds 5.00%, 01/01/27	618,575
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds 5.00%, 10/01/23	1,806,711
275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/22	311,729
1,000,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/01/23	1,167,410
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/25	123,861
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds 5.00%, 05/15/23	143,698
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/22	169,109
250,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	291,515
100,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	116,605
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/26	190,365
125,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/27	162,236

150

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds, Series A 5.00%, 10/01/24	$120,297
100,000	California Municipal Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/15/23	115,907
2,200,000	California Municipal Finance Authority Nursing Homes NCROC-Paradise Valley Estate Revenue Bonds 2.25%, 07/01/25	2,218,502
405,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.35%, 12/01/31(a)	433,897
415,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.80%, 12/01/36(a)	447,017
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds 5.00%, 05/15/22	177,398
100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/23	114,491
125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/24	147,791
645,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds 4.00%, 07/01/23	714,924
670,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds 4.00%, 07/01/24	759,700
4,770,000	California State Current Refunding GO 5.00%, 08/01/27	5,715,939
250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/23	291,280
Principal Amount		Value
California (continued)
$460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/24	$551,807
100,000	California State Public Works Board Correctional Facilities Improvements, Series A 5.00%, 11/01/25	122,791
200,000	California State Public Works Board Correctional Facilities Improvements, Series C 5.00%, 11/01/27	255,740
150,000	California State Public Works Board Public Improvements Revenue Bonds, Series G 5.00%, 11/01/22	169,238
325,000	California State Public Works Board Refunding Revenue Bonds, Series F 5.00%, 05/01/26	392,714
100,000	California State Public Works Board, Advance Refunding Revenue Bonds 5.00%, 11/01/26	125,419
250,000	California State University & College Improvements Current Refunding Revenue Bonds, Series A 5.00%, 11/01/23	291,848
400,000	California State University & College Improvements Refunding Revenue Bonds, Series A 5.00%, 11/01/24	412,120
1,785,000	California State University & College Improvements Revenue Bonds, Series A 5.00%, 11/01/24	2,150,354
135,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/19	136,376
1,000,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/24	1,128,930
250,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	301,028
120,000	California State University Current Refunding Revenue Bonds, Series C 5.00%, 11/01/21	130,830

151

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$150,000	California Statewide Communities Development Authority 5.00%, 08/15/23	$173,411
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds 5.00%, 08/15/25	183,147
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds 5.00%, 07/01/28	129,163
5,000,000	Carlsbad Unified School District School Improvements GO, Series B 6.00%, 05/01/34	6,103,500
1,180,000	City & County of San Francisco CA Current Refunding School Improvements, Series R1 5.00%, 09/01/22	1,326,096
325,000	City & County of San Francisco CA Public Improvements GO, Series B 5.00%, 06/15/22	362,645
100,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/21	106,719
150,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/23	171,914
1,475,000	City & County of San Francisco CA Refunding GO, Series R1 5.00%, 06/15/22	1,617,411
2,500,000	City & County of San Francisco CA Refunding Public Improvements COP 5.00%, 04/01/23	2,862,300
100,000	City of Los Angeles CA Wastewater System Revenue Advance Refunding Revenue Bonds, Subseries A 5.00%, 06/01/24	119,053
100,000	City of Los Angeles CA Wastewater System Revenue Green Bond, Subseries A 5.00%, 06/01/27	128,461
2,550,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/25	2,936,810
Principal Amount		Value
California (continued)
$1,800,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/27	$2,070,108
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/23	4,187,303
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/24	1,778,670
200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/24	237,156
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/25	121,953
275,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/23	321,409
150,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/24	180,788
200,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/25	247,484
100,000	City of Roseville CA Water Utility Revenue Advance Refunding COP 5.00%, 12/01/23	117,235
150,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/25	185,229
165,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/26	208,725
100,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Green Bond, Series D 5.00%, 11/01/26	127,003
1,900,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds 5.00%, 11/01/28	2,313,535

152

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$200,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/20	$208,908
450,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/22	505,715
150,000	Compton Community College District University & College Improvements GO, Series 2014-A (BAM) 4.00%, 08/01/19	150,000
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T 5.00%, 10/01/25	329,434
425,000	County of Marin CA Advance Refunding Public Improvements 5.00%, 11/01/26	523,303
150,000	County of Monterey CA Public Improvements COP 5.00%, 10/01/19	151,016
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/23	258,910
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/26	280,946
1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A 5.00%, 10/01/23	1,738,425
100,000	County of San Diego CA Refunding COP, Series A 5.00%, 10/15/25	119,979
100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds 5.00%, 09/01/24	119,955
1,445,000	Desert Community College District Refunding GO 5.00%, 08/01/26	1,823,171
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/22	222,860
Principal Amount		Value
California (continued)
$300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/23	$346,119
225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/24	268,103
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/25	184,002
115,000	East Bay Municipal Utility District Water System Revenue Pre-refunded Revenue Bonds, Subseries A 5.00%, 06/01/23(a)	118,911
200,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/25	239,662
1,100,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/29	1,303,951
1,000,000	Los Angeles Community College District/CA University & College Improvements GO, Series 2008-F 5.00%, 08/01/24	1,160,190
850,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Senior Series B 5.00%, 07/01/25	980,934
3,000,000	Los Angeles County Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/23	3,475,890
100,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	115,905
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	149,468

153

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/25	$142,915
800,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A 5.00%, 07/01/23	927,240
125,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds 5.00%, 07/01/21	134,703
250,000	Los Angeles County Metropolitan Transportation Authority, Green Bond, Series A 5.00%, 07/01/22	279,935
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds 5.00%, 07/01/24	328,829
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	288,823
125,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	160,981
2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	2,345,241
150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	164,285
450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/23	511,052
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/24	703,410
Principal Amount		Value
California (continued)
$5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	$5,962,750
330,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/21	355,549
1,425,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/22	1,591,255
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C 5.00%, 07/01/22	111,667
195,000	Los Angeles Department of Water & Power Power System Revenue Unrefunded Revenue Bonds, Series A 5.00%, 07/01/22	210,224
200,000	Los Angeles Department of Water Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	254,578
200,000	Los Angeles Department of Water Water Utility Improvements Current Refunding Revenue Bonds, Series B 5.00%, 07/01/28	263,602
100,000	Los Angeles Department of Water Water Utility Improvements Revenue Bonds Series A 5.00%, 07/01/28	130,200
1,800,000	Los Rios Community College District Refunding GO 5.00%, 08/01/27	2,010,762
175,000	Marin Community College District Advance Refunding GO 5.00%, 08/01/23	203,033
1,100,000	Mount San Antonio Community College District University & College Improvements GO, Series 2014-A 5.00%, 08/01/28	1,344,651

154

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$275,000	Mount San Antonio Community College District University & College Improvements GO, Series 2018-A 5.00%, 08/01/27	$355,297
2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A 5.00%, 11/01/24	2,373,840
325,000	Nevada County Finance Authority Revenue Bonds 4.00%, 10/01/22	355,648
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/22	502,776
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	149,201
210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds 5.00%, 05/01/26	261,834
160,000	Ohlone Community College District Advance Refunding GO 5.00%, 08/01/24	191,470
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds 5.00%, 02/01/26	124,799
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A 5.00%, 02/01/34	3,532,260
150,000	Orange County Sanitation District Current Refunding Revenue Bonds, Series A 5.00%, 02/01/27	191,748
100,000	Orange County Water District Advance Refunding Revenue Bonds, Series A 5.00%, 08/15/27	127,322
200,000	Orinda Union School District Current Refunding GO 5.00%, 10/15/19	201,676
100,000	Otay Water District Financing Authority Current Refunding Revenue Bonds, Series A 5.00%, 09/01/27	129,093
Principal Amount		Value
California (continued)
$100,000	Palomar Community College District University & College Improvements GO, Series 2006-D 5.00%, 08/01/22	$112,055
200,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/22	223,518
150,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/28	197,849
150,000	Regents of the University of California Medical Center Pooled Revenue Advance Refunding Revenue Bonds, Series L 5.00%, 05/15/23	172,559
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L 5.00%, 05/15/24	1,360,077
1,320,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.00%, 05/15/24(a)	1,515,664
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.25%, 05/15/27(a)	7,118,625
1,100,000	Rio Hondo Community College District/CA Current Refunding GO, Series B 5.00%, 08/01/24	1,316,359
675,000	Rio Hondo Community College District/CA Current Refunding GO, Series B 5.00%, 08/01/25	831,728
870,000	Riverside County Transportation Commission Pre-refunding Refunding Notes Highway Improvements, Series A 5.25%, 06/01/24(a)	1,010,383
200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds 5.00%, 08/01/25	246,178
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Series A 5.00%, 08/15/49(b)	3,430,140
275,000	Saddleback Valley Unified School District Refunding GO 5.00%, 08/01/24	318,582

155

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	San Diego Community College District Advance Refunding GO 5.00%, 08/01/28	$1,252,950
1,030,000	San Diego Community College District Pre-refunded University & College Improvements GO 5.00%, 08/01/24(a)	1,114,254
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A 5.00%, 04/01/25	118,685
120,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/22	133,321
150,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/23	172,574
100,000	San Diego County Water Authority Financing Corp. Current Refunding Revenue Bonds, Series A 5.00%, 05/01/24(a)	101,011
300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/25	368,481
1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/28	1,399,581
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/23	347,415
1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Subseries A 5.00%, 08/01/31	1,112,070
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/22	197,500
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A 5.00%, 10/15/23	116,707
Principal Amount		Value
California (continued)
$150,000	San Dieguito Water District Current Refunding Revenue Bonds 4.00%, 10/01/19	$150,771
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO 5.00%, 08/01/24	1,796,280
500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/23	573,255
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/26	4,753,204
2,400,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds 5.00%, 05/01/24	2,840,040
1,095,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series D 5.00%, 05/01/26	1,168,365
7,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Green Bond, Series C 2.13%, 10/01/48(b)	7,204,820
200,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/23	228,652
1,290,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/28	1,468,446
175,000	San Francisco Municipal Transportation Agency, Transit Improvements Revenue Bonds 5.00%, 03/01/26	218,598
100,000	San Francisco Municipal Transportation Agency, Transit Improvements Revenue Bonds 5.00%, 03/01/27	127,910

156

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$1,165,000	San Joaquin County Transportation Authority Refunding Revenue Bonds, Series A 5.50%, 03/01/41(a)	$1,247,948
830,000	San Jose Evergreen Community College District Advance Refunding GO 5.00%, 09/01/24	996,540
785,000	San Mateo County Community College District Refunding GO 5.00%, 09/01/24	882,442
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/24	119,505
100,000	San Mateo Joint Powers Financing Authority Public Facilities Health Improvements Capital Project Refunding Bonds, Series A 5.00%, 07/15/27	129,071
100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A 5.00%, 07/15/25	122,941
705,000	San Mateo Joint Powers Financing Authority Refunding Revenue Bonds 5.00%, 06/15/22	786,449
1,000,000	San Mateo Union High School District Refunding GO 5.00%, 09/01/27	1,196,810
275,000	San Mateo Union High School District Refunding GO, Series C 5.00%, 09/01/24	330,028
125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities 5.00%, 06/01/23	144,114
1,000,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/24	1,197,230
750,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/25	923,168
100,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/22	110,715
Principal Amount		Value
California (continued)
$125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/26	$156,094
300,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/27	383,193
250,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/22	279,320
100,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/25	119,627
350,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/23	404,642
245,000	Santa Clara Unified School District School Improvements GO 5.00%, 07/01/27	307,340
175,000	Santa Clara Valley Water District Current Refunding COP, Series A 5.00%, 02/01/23	199,507
1,540,000	Santa Clarita Community College District Refunding GO 5.00%, 08/01/24	1,788,002
100,000	Santa Clarita Community College District University & College Improvements GO 5.00%, 08/01/26	125,864
300,000	Santa Monica Community College District University & College Improvements GO, Series 2004-C 5.25%, 08/01/20(a)	300,000
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds 5.00%, 07/01/25	184,223
100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C 5.00%, 07/01/25	121,267
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Mead-Pheonix Project Revenue Bonds 5.00%, 07/01/26	279,095

157

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$100,000	State of California (Other Revenue LOC) Advance Refunding GO 5.00%, 09/01/22	$112,153
125,000	State of California Advance Refunding GO 5.00%, 11/01/23	145,696
325,000	State of California Advance Refunding GO 5.00%, 09/01/25	398,535
1,155,000	State of California Advance Refunding GO 5.00%, 08/01/26	1,444,039
200,000	State of California Advance Refunding GO 5.00%, 09/01/26	250,526
1,345,000	State of California Advance Refunding GO, Series B 5.00%, 09/01/23	1,559,433
125,000	State of California Current Refunding GO 5.00%, 02/01/22	137,380
3,310,000	State of California Current Refunding GO 5.00%, 08/01/24	3,948,532
4,855,000	State of California Current Refunding GO 5.00%, 11/01/24	5,656,658
2,000,000	State of California Current Refunding GO 5.00%, 10/01/25	2,457,580
1,000,000	State of California Current Refunding GO 5.00%, 10/01/25	1,196,830
2,355,000	State of California Current Refunding GO 5.00%, 08/01/26	2,944,339
6,065,000	State of California Current Refunding GO 5.00%, 10/01/26	7,248,645
6,000,000	State of California Current Refunding GO 5.00%, 04/01/27	7,593,600
200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	218,900
100,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/27	129,736

Principal Amount		Value
California (continued)
$150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/22	$169,928
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/24	120,635
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O 5.00%, 05/01/22	1,443,195
100,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/21	107,053
150,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/20	154,568
8,880,000	State of California Department of Water Resources Pre-refunded Water Utility Improvements Refunding Revenue Bonds, Series AQ 4.00%, 12/01/30(a)	9,931,925
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS 5.00%, 12/01/25	362,772
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV 5.00%, 12/01/27	156,405
5,000,000	State of California Department of Water Resources Refunding Revenue Bonds, Series BA 5.00%, 12/01/23	5,852,500
1,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/25	1,228,790
15,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/26	18,824,850
1,500,000	State of California Refunding GO 5.00%, 04/01/24	1,771,245
100,000	State of California Water Utility Improvements GO 6.00%, 11/01/39	101,223

158

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$150,000	State of California Water Utility Improvements GO, OID 5.50%, 11/01/39	$151,602
13,915,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AK 5.00%, 05/15/48(b)	15,996,406
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY 5.00%, 05/15/24	2,325,257
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/24(a)	1,146,509
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/26(a)	1,463,383
3,235,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/30(a)	3,727,593
465,000	University of California Current Refunding Revenue Bonds, Series AF 5.00%, 05/15/20	480,080
1,000,000	University of California Current Revenue Bonds, Series I 5.00%, 05/15/23	1,150,390
1,575,000	University of California Pre-refunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/30(a)	1,749,951
200,000	University of California University & College Improvements Refunding Revenue Bonds, Series BB 5.00%, 05/15/25	245,038
100,000	University of California University & College Improvements Revenue Bonds, Series AM 5.00%, 05/15/26	118,887
275,000	University of California University & College Improvements Unrefunded Revenue Bonds, Series S 5.00%, 05/15/20	275,916
130,000	University of California Unrefunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/23	144,555
Principal Amount		Value
California (continued)
$125,000	Ventura County Community College District Advance Refunding GO 5.00%, 08/01/24	$149,586
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/24	512,231
460,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/26	583,114
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds 5.00%, 01/01/23	113,715
250,000	West Valley-Mission Community College District Current Refunding GO, Series A 5.00%, 08/01/27	322,778
100,000	William S Hart Union High School District Advance Refunding GO 5.00%, 08/01/24	119,669
125,000	Yosemite Community College District Current Refunding GO 5.00%, 08/01/25	153,698
Total Municipal Bonds (Cost $295,726,579)		303,957,355
U.S. GOVERNMENT SECURITIES — 1.9%
U.S. Treasury Notes — 1.9%
2,000,000	1.13%, 06/30/2021	1,970,547
4,000,000	2.25%, 01/31/2024	4,067,500
Total U.S. Government Securities (Cost $6,046,362)		6,038,047

159

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 1.7%
5,354,412	SEI Daily Income Trust Government II Fund, Class A, 2.06%(c)	$5,354,412
Total Investment Company (Cost $5,354,412)		5,354,412
TOTAL INVESTMENTS — 100.0% (Cost $307,127,353)		$315,349,814
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		142,775
NET ASSETS — 100.0%		$315,492,589

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.
(c)	The rate shown represents the current yield as of July 31, 2019.

The following abbreviations are used in the report:

COP — Certificates of Participation

GO — General Obligations

OID — Original Issue Discount

Portfolio Diversification by Sector (Unaudited)

State	Percentage of Net Assets
California	96.4%
Other*	3.6
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

160

Old Westbury Funds, Inc.
NEW YORK MUNICIPAL BOND FUND
Portfolio of Investments	July 31, 2019 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.6%
New York — 96.6%
$100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A 5.00%, 06/01/24	$118,325
1,110,000	City of New York Public Improvements GO, Series 2018-1 5.00%, 08/01/25	1,350,415
225,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	266,837
350,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	390,212
150,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	167,234
875,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	1,007,720
200,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	230,336
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/24	11,859,400
5,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/25	6,082,950
1,515,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	1,803,017
100,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/28	124,667
125,000	City of New York Advance Refunding GO, Series D 5.00%, 08/01/24	148,243
100,000	City of New York Advance Refunding GO, Series E 5.00%, 08/01/24	118,593
4,500,000	City of New York Current Refunding GO, Series 2019-A 5.00%, 08/01/25	5,474,655
4,250,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	5,040,245
225,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/21	242,474
255,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/23	293,678
Principal Amount		Value
New York (continued)
$200,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 04/01/23	$227,898
100,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/24	113,681
4,775,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/28	5,394,127
100,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/23(a)	116,355
1,500,000	City of New York Public Improvements GO, Sub-Series H-A 5.00%, 01/01/25	1,797,960
1,325,000	City of New York Public Improvements GO, Sub-Series I-1 5.00%, 03/01/25	1,548,925
200,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/25(a)	245,256
275,000	City of New York Refunding Cash Flow Management GO Notes, Series 1 5.00%, 08/01/22(a)	306,595
100,000	City of New York Refunding GO, Series B 4.00%, 08/01/19	99,999
1,100,000	City of New York Refunding GO, Series B 5.00%, 08/01/21	1,185,426
300,000	City of New York Refunding GO, Series B 5.00%, 08/01/25	364,977
400,000	City of New York Refunding GO, Series C 5.00%, 08/01/27	488,704
200,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	222,978
1,500,000	City of New York Refunding GO, Series F 5.00%, 08/01/22	1,645,050
100,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	109,215
17,910,000	City of New York Refunding GO, Series F 5.00%, 08/01/30	19,540,885

161

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$1,035,000	City of New York Refunding GO, Series H 5.00%, 08/01/22	$1,153,911
150,000	City of New York Refunding GO, Series J 5.00%, 08/01/22	167,234
325,000	City of New York Refunding GO, Series J 5.00%, 08/01/24	385,431
100,000	City of New York Refunding GO, Sub-Series H-3 5.00%, 08/01/23(a)	115,167
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/21	377,444
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/22	391,048
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/23	115,653
110,000	County of Westchester NY Sewer Improvements GO, Series C 5.00%, 07/01/22	122,901
375,000	Erie County Fiscal Stability Authority Advance Refunding Revenue Bonds 5.00%, 09/01/22	420,454
150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/22	165,524
300,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/23	344,310
125,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	148,365
100,000	Erie County Industrial Development Agency (The) Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/21	107,107
Principal Amount		Value
New York (continued)
$100,000	Erie County Industrial Development Agency (The) School Improvements City School District of the City of Buffalo Project Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/22	$106,735
500,000	Long Island Power Authority Electric System General Revenue Bonds 5.00%, 09/01/25	608,205
4,000,000	Long Island Power Authority Electric System General Revenue Bonds, Series B 5.00%, 09/01/27	4,958,360
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B 5.00%, 09/01/25	4,454,680
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/26	2,513,700
900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/25	1,090,368
125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D 5.00%, 11/15/24	147,986
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F 5.00%, 11/15/23	115,697
700,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/23	780,451
2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	2,466,034
1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	1,660,140
3,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds 5.00%, 11/15/48(b)	4,124,050
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2 5.00%, 11/15/25	181,728

162

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/23	$2,994,487
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/27	320,835
3,000,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/28	3,844,290
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1 5.00%, 11/15/23	289,243
375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2 5.00%, 11/15/26	471,319
150,000	Metropolitan Transportation Authority Prerefunded Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/25(c)	180,558
1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/25	1,803,696
5,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/29	5,615,800
525,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(b)	586,236
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1 5.00%, 11/15/29(a)	2,891,300
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/23(a)	111,361
8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/27(a)	8,881,760
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/15/20	157,389
Principal Amount		Value
New York (continued)
$100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/22	$112,247
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1 5.00%, 11/15/25	180,231
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/22	420,926
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/23	694,182
100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/26	123,569
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	118,283
300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/24	360,387
2,500,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds 1.75%, 05/01/59(b)	2,516,025
2,000,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series G 2.00%, 11/01/57(b)	2,014,740
3,000,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series L 2.75%, 05/01/50(b)	3,115,170
250,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/23	288,360

163

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	$122,055
100,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding) 5.00%, 07/15/24	119,031
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/21	2,157,560
150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	180,366
125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	154,061
8,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/28	8,878,640
1,075,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-2A, (State Aid Withholding) 5.00%, 07/15/25	1,312,102
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/23	144,180
Principal Amount		Value
New York (continued)
$250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/24	$297,578
100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/23	115,343
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/24	624,913
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/25	2,441,120
150,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/27	190,643
1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding) 5.00%, 07/15/22	1,115,100
330,000	New York City Transitional Finance Authority Building Aid Revenue Unrefunded Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/22	367,983
100,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/19	100,973
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/23	553,000

164

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/24	$300,035
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/23	115,507
4,755,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/24	5,667,199
4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/24	5,214,300
1,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series A-1 5.00%, 08/01/21	1,078,900
225,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/26	280,283
300,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series E-1 5.00%, 02/01/22	329,322
150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1 5.00%, 05/01/23	171,857
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/25	236,654
190,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/29	223,398
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds 5.00%, 11/01/25	117,471
Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	$163,221
5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series C 5.00%, 11/01/23	5,821,050
400,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds 5.00%, 11/01/22	450,476
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/23	687,426
300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/24	354,852
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/23	404,275
200,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	237,030
1,825,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA 5.00%, 06/15/26	2,275,082
7,500,000	New York City Water & Sewer System Refunding Revenue Bonds 5.00%, 06/15/28	9,062,625
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2 5.00%, 06/15/25	2,326,160
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/25	182,568
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/25	152,140
1,040,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH 5.00%, 06/15/31	1,111,656

165

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub-Series BB-2 5.00%, 06/15/29	$566,487
4,750,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2 5.00%, 06/15/25	5,524,630
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds 5.00%, 07/01/23	447,966
255,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	281,117
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/22	166,766
625,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/23	710,669
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	597,870
8,170,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/25	9,840,030
1,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/26	1,261,490
4,215,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/29	5,244,556
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/29	1,906,416
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/24	117,333
1,300,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/26	1,597,505
6,775,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/27	8,417,870
Principal Amount		Value
New York (continued)
$600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/28	$742,266
525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	617,558
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/25	120,701
100,000	New York State Dormitory Authority Master BOCES Program Advance Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/27	127,642
150,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Refunding Revenue Bonds, Series A, (State Appropriation) 5.00%, 08/15/23	155,978
650,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B 5.00%, 02/15/23	739,096
3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E 5.00%, 02/15/26	4,509,905
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A 5.00%, 03/15/24	147,224
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/26	183,210
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/29	12,469,591
675,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	770,398
2,100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/24	2,473,359

166

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/26	$123,829
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/25	421,544
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/26	122,885
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/27	157,288
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/28	5,957,450
100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/23	113,209
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/25	240,204
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/27	4,118,149
125,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/22	141,219
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/24	3,432,240
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/24	169,086
1,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	1,193,695
Principal Amount		Value
New York (continued)
$1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/26	$1,824,608
5,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/29	6,539,665
4,765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/29	5,349,427
350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C 5.00%, 03/15/25	409,444
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E 5.00%, 02/15/24	469,332
3,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/28	3,830,370
350,000	New York State Dormitory Authority School Improvements Bidding Group 1 Revenue Bonds, Series C 5.00%, 03/15/23	399,466
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, Series C 5.00%, 03/15/24	736,119
7,295,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, Series C 5.00%, 03/15/25	8,818,415
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/24	147,224
8,770,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/25	10,585,565
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	157,873

167

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E 5.00%, 03/15/23	$114,133
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A 5.00%, 02/15/28	3,092,775
9,420,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/23	10,740,496
1,305,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/24	1,535,072
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 02/15/26	522,261
355,000	New York State Dormitory Authority Third Generation Resolution State Universal Refunding Revenue Bonds 5.00%, 05/15/24	393,397
150,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/22	167,363
140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/24	166,957
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	3,092,948
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	122,493
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 03/15/26	1,197,579
Principal Amount		Value
New York (continued)
$1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/26	$2,198,315
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A 5.00%, 07/01/22	222,354
145,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds 5.00%, 07/01/21	150,168
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds 5.00%, 03/15/23	114,475
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C 5.00%, 02/15/27	127,363
175,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	195,006
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	111,431
475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/27	543,467
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/28	7,371,375
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/22	111,431
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/24	327,646
125,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/21	134,526
1,485,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/24	1,651,647

168

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/23	$3,463,230
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	1,173,568
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	655,292
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/23	115,441
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/24	720,821
100,000	New York State Housing Finance Agency Refunding Revenue Bonds, Series A 5.00%, 09/15/20	104,623
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	110,241
375,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series L 5.00%, 01/01/26	462,049
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/23	165,363
5,000,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/30	5,489,900
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A-1 5.00%, 04/01/20	153,959
895,000	New York State Thruway Authority Refunding Revenue Bonds, Series I 5.00%, 01/01/28	972,605
Principal Amount		Value
New York (continued)
$375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/24	$438,683
300,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/26	359,313
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/23	283,205
125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/24	146,228
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/25	240,542
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/27	125,881
300,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	352,890
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	468,176
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	114,017
1,050,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/26	1,295,700
1,920,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/28	2,351,674

169

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/23	$228,036
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A 5.00%, 03/15/24	264,668
500,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	550,795
150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/22	165,239
200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/24	235,260
15,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	17,507,850
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	123,399
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/27	125,886
150,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	159,575
400,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 4.00%, 03/15/24	418,860
Principal Amount		Value
New York (continued)
$175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/23	$199,532
5,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/26	5,683,550
3,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/28	3,403,290
2,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/29	2,265,060
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/26	2,529,793
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 12/15/26	207,128
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/34	2,615,535
100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 175 5.00%, 12/01/22	113,109
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/24	177,732
375,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/25	457,320
125,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 205 5.00%, 11/15/22	141,174
2,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/25	3,362,179

170

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	$930,480
3,500,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	4,067,630
300,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/22	334,989
100,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/23	115,551
325,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/24	387,520
300,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 4.00%, 10/15/22	328,428
650,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/22	733,792
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/23	145,660
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/24	570,969
4,000,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/30	4,727,920
425,000	State of New York Green GO, Series A 5.00%, 02/15/22	468,295
100,000	State of New York Green GO, Series A 5.00%, 02/15/26	124,846
250,000	State of New York Public Improvements GO, Series A 5.00%, 03/01/24	285,965
400,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 4.00%, 05/01/22	433,120
Principal Amount		Value
New York (continued)
$150,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/23	$160,349
500,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/26	626,730
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/24	451,174
3,715,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/25	4,245,353
475,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/26	542,241
1,050,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/27	1,196,958
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25	123,519
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/23	309,377
435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/27	534,180
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/29	7,237,490
1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/30	1,708,755

171

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds 5.00%, 11/15/23	$291,865
125,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25(c)	152,175
250,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/27(c)	287,663
175,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/19	177,042
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/20	157,845
1,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/22	1,129,730
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	180,470
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	112,523
1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 06/15/25	2,011,573
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 12/15/26	119,723
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/28	1,256,126
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/29	10,125,926
Principal Amount		Value
New York (continued)
$2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/30	$3,187,003
Total Municipal Bonds (Cost $437,016,293)		449,560,187

Shares
INVESTMENT COMPANY — 2.6%
12,166,222	SEI Daily Income Trust Government II Fund, Class A, 2.06%(d)	12,166,222
Total Investment Company (Cost $12,166,221)		12,166,222
TOTAL INVESTMENTS — 99.2% (Cost $449,182,514)		$461,726,409
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		3,816,090
NET ASSETS — 100.0%		$465,542,499

(a)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of July 31, 2019.

The following abbreviation is used in the report:

GO — General Obligations.

172

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2019 (Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
New York	96.6%
Other*	3.4
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
173